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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-9477

ING Variable Insurance Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 to June 30, 2007

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2007

ING VP Global Equity Dividend Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

President's Letter	1

Market Perspective	2

Shareholder Expense Example	4

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Portfolio of Investments	18

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800)SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT'S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the market's recent volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Shaun P. Mathews
President
ING Funds
August 10, 2007

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) ("MSCI World Index") measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) added 8.2%. In currencies, the dollar's early strides were retraced on the (perceived) certainty that European interest rates were on the way up while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the "carry trade", in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product ("GDP") growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country's largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee ("FOMC") in leaving the federal funds rate at 5.25%, made it clear that "...a sustained moderation in inflation pressures has yet to be convincingly demonstrated."

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC's somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) ("LBAB") of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor's 500® Composite Stock Price Index(3) ("S&P 500® Index") including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns' news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six months ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest

2

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2007

rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b–1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Portfolio's expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return", provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

ING VP Global Equity Dividend Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return	$1,000.00	$1,069.50	$5.90
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

*  Expenses are equal to the Portfolio's annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

ING VP Global Equity Dividend Portfolio
ASSETS:
Investments in securities at value+*	$58,835,969
Short-term investments at amortized cost	10,809,000
Cash	1,246,329
Foreign currencies at value**	137,151
Receivables:
Dividends and interest	250,850
Prepaid expenses	281
Reimbursement due from manager	11,833
Total assets	71,291,413
LIABILITIES:
Payable for investment securities purchased	20,171
Payable for fund shares redeemed	39,995
Payable upon receipt of securities loaned	10,809,000
Payable to affiliates	50,224
Payable for trustee fees	1,152
Other accrued expenses and liabilities	44,747
Total liabilities	10,965,289
NET ASSETS (equivalent to $9.87 per share on 6,113,488 shares outstanding)	$60,326,124
NET ASSETS WERE COMPRISED OF:
Paid-in capital — shares of beneficial interest $0.001 par value (unlimited shares authorized)	$41,985,072
Undistributed net investment income	900,521
Accumulated net realized gain on investments and foreign currency related transactions	7,948,365
Net unrealized appreciation on investments and foreign currency related transactions	9,492,166
NET ASSETS	$60,326,124
+ Including securities loaned at value	$10,439,153
* Cost of investments in securities	$49,347,357
** Cost of foreign currencies	$135,200

See Accompanying Notes to Financial Statements
5

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

ING VP Global Equity Dividend Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,686,518
Interest	4,026
Securities lending income	27,565
Total investment income	1,718,109
EXPENSES:
Investment management fees	304,844
Transfer agent fees	91
Shareholder reporting expense	28,331
Registration fees	321
Professional fees	19,265
Custody and accounting expense	14,028
Trustee fees	767
Miscellaneous expense	1,996
Total expenses	369,643
Net waived and reimbursed fees	(19,031)
Net expenses	350,612
Net investment income	1,367,497
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain on:
Investments	3,584,887
Foreign currency related transactions	13,949
Net realized gain on investments and foreign currency related transactions	3,598,836
Net change in unrealized appreciation or depreciation on:
Investments	(886,473)
Foreign currency related transactions	318
Net change in unrealized appreciation or depreciation on investments	(886,155)
Net realized and unrealized gain on investments and foreign currency related transactions	2,712,681
Increase in net assets resulting from operations	$4,080,178
* Foreign taxes withheld	$131,546

See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Global Equity Dividend Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$1,367,497	$2,334,169
Net realized gain on investments and foreign currency related transactions	3,598,836	4,936,886
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(886,155)	7,599,196
Net increase in net assets resulting from operations	4,080,178	14,870,251
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(918,097)	(2,342,990)
Total distributions	(918,097)	(2,342,990)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40	929,971
Dividends reinvested	918,097	2,342,990
	918,137	3,272,961
Cost of shares redeemed	(6,588,719)	(13,941,491)
Net decrease in net assets resulting from capital share transactions	(5,670,582)	(10,668,530)
Net increase (decrease) in net assets	(2,508,501)	1,858,731
NET ASSETS:
Beginning of period	62,834,625	60,975,894
End of period	$60,326,124	$62,834,625
Undistributed net investment income at end of period	$900,521	$451,121

See Accompanying Notes to Financial Statements
7

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.37		7.65	7.56	6.96	5.39	7.18
Income from investment operations:
Net investment income	$0.21	*	0.33	0.21	0.04	0.01	0.00 **
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.44		1.72	0.11	0.61	1.56	(1.79)
Total from investment operations	$0.65		2.05	0.32	0.65	1.57	(1.79)
Less distributions from:
Net investment income	$0.15		0.33	0.23	0.05	—	0.00 **
Total distributions	$0.15		0.33	0.23	0.05	—	0.00 **
Net asset value, end of the period	$9.87		9.37	7.65	7.56	6.96	5.39
Total Return(1)%	6.95		27.29	4.39	9.44	29.13	(24.92)
Ratios and Supplemental Data:
Net assets, end of the period (000s)	$60,326		62,835	60,976	56,941	50,752	27,745
Ratios to average net assets:
Gross expenses prior to expense reimbursement/ recoupment and brokerage commission recapture(2)%	1.21		1.17	1.24	1.20	1.75	2.07
Net expenses after expense reimbursement/ recoupment prior to brokerage commission recapture(2)(3)%	1.15		1.15	1.16	1.23	1.23	1.23
Net expenses after expense reimbursement/ recoupment and brokerage commission recapture(2)(3)%	1.15		1.15	1.16	1.23	1.23	1.23
Net investment income (loss) after expense reimbursement/recoupment and brokerage commission recapture(2)(3)%	4.49		3.79	2.91	0.62	0.23	(0.01)
Portfolio turnover rate %	14		31	183	122	111	279

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using the average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements.
8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Insurance Trust (the ''Trust'') was organized as a Delaware statutory trust on July 15, 1999 and is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. There are fifteen separate investment series which comprise the Trust. This report is for the ING VP Global Equity Dividend Portfolio (the ''Portfolio''), a diversified series of the Trust. The investment objective of the Portfolio is to seek growth of capital with dividend income as a secondary consideration.

Shares of the Portfolio may be offered to segregated asset accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans and to certain investment advisers and their affiliates.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and asked prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio's valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board of Trustees ("Board"), in accordance with methods that are speciÞcally authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are speciÞcally authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

The value of a foreign security traded on an exchange outside the United States is generally based on the price of a foreign security on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio's NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV. There can be no assurance that such models accurately reßect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.  Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date or when notified for certain foreign securities.

C.  Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

E.  Distributions to Shareholders. Dividends from net investment income and net realized gains, if any are declared and paid quarterly by the Portfolio. Distributions are determined annually in accordance with federal tax principles which may differ from U.S. generally accepted accounting principles for investment companies. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date.

F.  Federal Income Taxes. It is the policy of the Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.  Repurchase Agreements. The Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral and it might incur disposition costs in liquidating the collateral.

I.  Securities Lending. The Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolio.

J.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT FEE

The Trust entered into an investment management agreement ("Management Agreement") with ING Investments ("ING Investments" or the "Investment Adviser"), on behalf of the Portfolio. The Portfolio pays the Investment Adviser for its services under the Management Agreement, a fee, payable monthly, based on an annual rate of 1.00% of the average daily net assets of the Portfolio.

The Investment Adviser has entered into an expense limitation agreement ("Expense Limitation Agreement") with the Portfolio, under which it will limit expenses of the Portfolio to the extent of 1.23% of the value of the Portfolio's average daily net assets, excluding interest, taxes, brokerage and extraordinary expenses. Fee waivers and/or reimbursements by the Investment Adviser may vary in order to achieve such contractually obligated expense limit.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

The Investment Adviser may at a later date recoup from the Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees, are reflected on the accompanying Statement of Operations.

Effective January 1, 2006, pursuant to a side agreement, the Investment Adviser lowered the expense limit for the Portfolio to 1.15% through December 31, 2006. Effective January 1, 2007, pursuant to a side agreement, the Investment Adviser has lowered the expense limit for the Portfolio to 1.15% through December 31, 2007. There is no guarantee that this side agreement will continue after that date. If after December 31, 2007, the Investment Manager elects not to renew the side agreement, the expense limit will revert to the limitation under the Portfolio's expense limitation agreement of 1.23%. The Portfolio waived $19,031 pursuant to the side agreement during the six months ended June 30, 2007. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

As of June 30, 2007, there are no amounts eligible for recoupment.

ING Funds Services, LLC (the "Administrator") serves as Administrator to the Portfolio. There is no fee paid to the Administrator.

ING Investments has engaged ING Investment Management Advisors B.V. ("IIMA") to serve as sub-adviser to the Portfolio pursuant to a sub-advisory agreement with the Investment Adviser.

The Investment Adviser, IIMA, and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 4 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Investment Adviser may direct the Portfolio's sub-adviser to use their best efforts (subject to obtaining best execution of each transaction) to allocate the Portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Portfolio. There was no brokerage commission recapture during the six months ended June 30, 2007.

At June 30, 2007, the Portfolio had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees
$50,224

The Trust has adopted a Retirement Policy ("Policy") covering all Independent Trustees of the Trust who will have served as an Independent Trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

At June 30, 2007, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the Portfolio:

ING USA Annuity and Life Insurance Company (99.47%).

NOTE 5 — OTHER ACCRUED EXPENSES AND LIABLITIES

At June 30, 2007, the Portfolio had the following payables included in Other Accrued Expenses and Liablities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

Payable for Custody Fees	Payable for Audit Fees	Payable for Postage Fees
$11,696	$12,599	$11,260

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 6 — PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of investments for the six months ended June 30, 2007, excluding short-term securities, were $8,240,336 and $14,243,982, respectively.

NOTE 7 — LINE OF CREDIT

The Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon Corporation ("BNY") for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. For the six months ended June 30, 2007, the Portfolio did not utilize the line of credit.

NOTE 8 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars, were as follows:

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
VP Global Equity Dividend (Number of Shares)
Shares sold	4	114,483
Dividends reinvested	96,744	276,652
Shares redeemed	(685,842)	(1,660,987)
Net decrease in shares outstanding	(589,094)	(1,269,852)
VP Global Equity Dividend ($)
Shares sold	$40	$929,971
Dividends reinvested	918,097	2,342,990
Shares redeemed	(6,588,719)	(13,941,491)
Net decrease	$(5,670,582)	$(10,668,530)

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities. The Portfolio makes significant investments in foreign securities. Investments in foreign securities may entail risks not present in domestic investments. Since investments in securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments.

Diversification. The Portfolio is "diversified" within the meaning of the 1940 Act. In order to qualify as diversified, the Portfolio must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of the issuer).

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security, however there would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolio. At June 30, 2007, the Portfolio had securities on loan valued at $10,439,153 with collateral valued at $10,809,000.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended June 30, 2007	Year Ended December 31, 2006
Ordinary Income	Ordinary Income
$918,097	$2,342,990

The tax-basis components of distributable earnings as of December 31, 2006 were:

Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation	Post-October Currency Losses Deferred
$3,757,015	$1,561,994	$9,867,146	$(7,184)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar year-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds' semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolio has analyzed the tax positions of the Portfolio. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157"), "Fair Value Measurements." The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolio is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

ING Investments reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, IFD, the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, ING Investments reported to the Boards that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ILIAC, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's Web site at

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the "NYAG Agreement") regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust ("NYSUT") and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG's findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG's office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the "One-Page Disclosure"). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the "NH Agreement") to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau's claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2007, the Portfolio declared dividends and distributions of:

PER SHARE AMOUNTS
Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
$0.1517	$0.5556	$0.2619	August 3, 2007	July 31, 2007

17

  PORTFOLIO OF INVESTMENTS
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 95.3%
		Australia: 8.2%
26,686		Australia & New Zealand Banking Group Ltd.	$655,440
39,854		Coca-Cola Amatil Ltd.	321,773
112,512		Foster's Group Ltd.	607,152
124,742		Insurance Australia Group Ltd.	601,700
20,006		Publishing & Broadcasting Ltd.	331,533
45,519		Stockland	313,584
26,109		Suncorp-Metway Ltd.	445,922
22,376		TABCORP Holdings Ltd.	325,117
19,196	L	Wesfarmers Ltd.	743,273
35,594	L	Westfield Group	600,587
			4,946,081
		Belgium: 2.6%
13,819		Belgacom SA	611,608
8,047		Elia System Operator SA	327,034
14,974	L	Fortis	635,260
			1,573,902
		Brazil: 2.6%
5,666	L	Cia Siderurgica Nacional SA ADR	293,046
6,343		Petroleo Brasileiro SA ADR	676,671
32,089	L	Tele Norte Leste Participacoes SA ADR	608,728
			1,578,445
		Canada: 5.9%
24,870		BCE, Inc.	941,803
2,836	@,#,X	Bell Aliant Regional Communications Income Fund	83,463

Shares			Value
10,547		Bell Aliant Regional Communications Income Fund	$310,395
7,495		Enerplus Resources Fund	352,865
12,816	L	Fording Canadian Coal Trust	420,621
31,365		Precision Drilling Trust	765,539
20,108	L	TransCanada Corp.	691,628
			3,566,314
		China: 1.2%
497,417		PetroChina Co., Ltd.	738,836
			738,836
		Denmark: 1.0%
14,343		Danske Bank A/S	586,517
			586,517
		France: 4.0%
5,111		BNP Paribas	607,103
19,942	L	France Telecom SA	546,938
3,194		Societe Generale	591,779
15,284		Vivendi	657,483
			2,403,303
		Germany: 1.0%
32,462		Deutsche Telekom AG	597,869
			597,869
		Greece: 1.0%
16,210		OPAP SA	572,752
			572,752
		Hong Kong: 1.1%
71,362		Citic Pacific Ltd.	357,693
40,808		CLP Holdings Ltd.	273,934
			631,627
		Hungary: 1.1%
24,306		Magyar Telekom Telecommunications PLC ADR	677,165
			677,165
		Ireland: 0.9%
20,767		Allied Irish Banks PLC	567,489
			567,489
		Israel: 0.6%
74,173		Bank Hapoalim BM	361,363
			361,363
		Italy: 7.8%
68,926	L	Enel S.p.A.	740,888
26,557		ENI S.p.A.	962,888
83,616		Intesa Sanpaolo S.p.A.	623,419
58,700	L	Mediaset S.p.A.	606,365
102,092		Snam Rete Gas S.p.A.	603,680
271,439		Telecom Italia S.p.A. RNC	601,575
64,857		UniCredito Italiano S.p.A.	579,277
			4,718,092
		Netherlands: 2.2%
13,889		ABN Amro Holding NV	636,843
15,713		Royal Dutch Shell PLC	639,492
708	L	Royal Dutch Shell PLC - Class A	28,823
			1,305,158

See Accompanying Notes to Financial Statements
18

  PORTFOLIO OF INVESTMENTS
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		New Zealand: 0.5%
91,655		Telecom Corp. of New Zealand Ltd.	$321,489
			321,489
		Norway: 1.0%
46,264		DNB NOR ASA	595,079
			595,079
		Poland: 1.2%
83,110		Telekomunikacja Polska SA	723,638
			723,638
		Singapore: 1.0%
40,000	L	United Overseas Bank Ltd.	575,022
			575,022
		South Africa: 0.8%
19,582		Telkom SA Ltd.	493,050
			493,050
		South Korea: 1.1%
13,188		KT Corp. ADR	309,390
4,582		S-Oil Corp.	352,643
			662,033
		Sweden: 0.9%
34,134		Svenska Cellulosa AB	570,821
			570,821
		Taiwan: 1.0%
56,553	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	629,435
			629,435
		Thailand: 0.9%
110,100		Advanced Info Service PCL	270,964
36,100		Siam Cement PCL	280,306
			551,270
		United Kingdom: 16.8%
36,997		Aviva PLC	549,210
41,353		Barclays PLC	575,341
57,143		BBA Aviation PLC	310,174
55,075		BP PLC	662,680
18,412		British American Tobacco PLC	627,950
28,698		Diageo PLC	596,485
180,624		DSG International PLC	572,503
24,521		GlaxoSmithKline PLC	638,772
53,845		Hiscox Ltd.	307,402
33,679		HSBC Holdings PLC	616,679
196,429		Legal & General Group PLC	589,299
52,866		Lloyds TSB Group PLC	587,677
14,994		Provident Financial PLC	209,865
73,968		Royal Bank of Scotland Group PLC	935,953
48,064		Scottish & Newcastle PLC	616,129
20,050		Severn Trent PLC	553,721
52,000		Tate & Lyle PLC	590,110
40,965		United Utilities PLC	581,939
			10,121,889

Shares			Value
		United States: 28.9%
7,559		AGL Resources, Inc.	$305,988
13,022		Altria Group, Inc.	913,363
11,476	L	Ameren Corp.	562,439
9,658	L	American Capital Strategies Ltd.	410,658
10,978	L	Arthur J Gallagher & Co.	306,067
16,517		AT&T, Inc.	685,456
18,418		Bank of America Corp.	900,456
21,550		Bristol-Myers Squibb Co.	680,118
16,913		Citigroup, Inc.	867,468
41,647		Citizens Communications Co.	635,950
12,601		Consolidated Edison, Inc.	568,557
3,607		Developers Diversified Realty Corp.	190,125
13,575		Dow Chemical Co.	600,287
15,443		Duke Energy Corp.	282,607
6,281		Duke Realty Corp.	224,043
12,496	L	Energy East Corp.	326,021
7,710		Fifth Third Bancorp.	306,627
15,410	L	First Horizon National Corp.	600,990
7,010		Hospitality Properties Trust	290,845
6,448		iStar Financial, Inc.	285,840
17,209		Keycorp.	590,785
8,490		Kinder Morgan Energy Partners LP	468,563
4,720		Liberty Property Trust	207,350
28,302		NiSource, Inc.	586,134
33,788		Pfizer, Inc.	863,959
7,246		Rayonier, Inc.	327,084
9,670	L	Reynolds American, Inc.	630,484
16,937	L	Southern Co.	580,770
11,550		Spectra Energy Corp.	299,838
17,452		US Bancorp.	575,043
17,221		UST, Inc.	924,940
10,814		Wachovia Corp.	554,218
20,599	L	Washington Mutual, Inc.	878,341
			17,431,414
		Total Common Stock (Cost $48,147,884 )	57,500,053
EQUITY-LINKED SECURITIES: 0.6%
		Luxembourg: 0.6%
153,298	@,X	Formosa Chemicals & Fibre Corp. (Counterparty: Merrill)	354,118
		Total Equity-Linked Securities (Cost $229,323 )	354,118
WARRANTS: 1.6%
		Ireland: 0.5%
439,000	@,X	Mega Financial Holding Co., Ltd	298,520
			298,520
		Luxembourg: 1.1%
258,037	@,#,X	Lite-On Technology Corp.	332,868
67,000	@,X	Novatek Microelectronics Corp., Ltd.	350,410
			683,278
		Total Warrants (Cost $970,150 )	981,798
		Total Long-Term Investments (Cost $49,347,357)	58,835,969

See Accompanying Notes to Financial Statements
19

  PORTFOLIO OF INVESTMENTS
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 17.9%
Securities Lending Collateralcc: 17.9%
$10,809,000	The Bank of New York Institutional Cash Reserves Fund		$10,809,000
	Total Short-Term Investments (Cost $10,809,000)		10,809,000
	Total Investments in Securities (Cost $60,156,357)*	115.4%	$69,644,969
	Other Assets and Liabilities-Net	(15.4)	(9,318,845)
	Net Assets	100.0%	$60,326,124

@  Non-income producing security

ADR  American Depositary Receipt

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $60,448,648.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,845,037
Gross Unrealized Depreciation	(648,716)
Net Unrealized Appreciation	$9,196,321

Industry	Percentage of Net Assets
Aerospace/Defense	0.5%
Agriculture	5.1
Banks	22.7
Beverages	3.6
Building Materials	0.5
Chemicals	1.6
Coal	0.7
Computers	0.5
Diversified Financial Services	2.3
Electric	6.1
Entertainment	1.5
Food	1.0
Forest Products & Paper	0.9
Gas	2.5
Holding Companies - Diversified	0.6
Insurance	3.9
Investment Companies	0.7
Iron/Steel	0.5
Media	2.6
Miscellaneous Manufacturing	1.2
Oil & Gas	8.6
Pharmaceuticals	3.6
Pipelines	2.4
Real Estate	1.5
Real Estate Investment Trusts	2.5
Retail	0.9
Savings & Loans	1.5
Semiconductors	1.6
Telecommunications	14.0
Water	1.9
Short-Term Investments	17.9
Other Assets and Liabilities - Net	(15.4)
Net Assets	100.0%

See Accompanying Notes to Financial Statements
20

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Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UGED (0607-082107)

Funds

Semi-Annual Report

June 30, 2007

ING GET U.S. Core Portfolio

■	Series 1

■	Series 2

■	Series 3

■	Series 4

■	Series 5

■	Series 6

■	Series 7

■	Series 8

■	Series 9

■	Series 10

■	Series 11

■	Series 12

■	Series 13

■	Series 14

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Series use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC website at www.sec.gov. Information regarding how the Series voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Series files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Series’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the market’s recent volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Shaun Mathews

President

ING Funds

August 10, 2007

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) (“MSCI World Index”) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) added 8.2%. In currencies, the dollar’s early strides were retraced on the (perceived) certainty that European interest rates were on the way up, while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the “carry trade”, in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product (“GDP”) growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country’s largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee (“FOMC”) in leaving the federal funds rate at 5.25%, made it clear that “…a sustained moderation in inflation pressures has yet to be convincingly demonstrated.”

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC’s somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) (“LBAB”) of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(3) (“S&P 500® Index”) including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns’ news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six month ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2007

rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GET U.S. CORE PORTFOLIO	INVESTMENT STRATEGY AND PRINCIPAL RISKS

What is the Investment Strategy During the Guarantee Period?

ING GET U.S. Core Portfolio — Series 1, 2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14 (“Series”) do not implement an “investment strategy” in a conventional sense. Rather, the Series’ asset allocation strategy seeks to optimize the exposure of the Series to the equity component (“Equity Component”) while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the guarantee (“Guarantee”). The Series allocate their assets among the following asset classes:

During the Guarantee Period, the Series’ assets will be allocated between the:

•

Equity Component, consisting of common stocks included in the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) futures contracts on the S&P 500® Index, and when the Equity Component’s market value is $5 million or less, investments in exchange traded funds (“ETFs”) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500® Index, in S&P 500® Index futures, or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Series’ investments in such securities and the

•	Fixed component (“Fixed Component”) consisting primarily of short-to intermediate-duration U.S. government securities.

The Series’ asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company may be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, even when the equity market is doing well, or to any investment returns generated by the Series.

How does the Series’ Asset Allocation work?

ING Investment Management Co. (“ING IM” or “Sub-Adviser”), the Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series’ total annual expenses, insurance company separate account expenses, and the maturity date (“Maturity Date”). The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a “material decline” in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a “material decline” in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. In the event the Series defines the “material decline” at 20%, more assets will likely be allocated to the Equity Component than if the “material decline” is defined at 30%. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

Equity Component: ING IM manages the Equity Component by overweighting those stocks in the S&P 500® Index that it believes will outperform the S&P 500® Index and underweighting (or avoiding altogether) those stocks it believes will underperform the S&P 500® Index (“Enhanced Index Strategy”). Stocks ING IM believes are likely to match the performance of the S&P 500® Index are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, ING IM uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. ING IM expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500® Index in both rising and falling markets.

Under normal market conditions, up to 20% of the Equity Component’s net assets may be invested in futures contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a

INVESTMENT STRATEGY AND PRINCIPAL RISKS	ING GET U.S. CORE PORTFOLIO

financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Series may only invest in futures contracts on the S&P 500® Index and futures contracts on U.S. Treasury securities.

If the Equity Component’s market value is $5 million or less, in order to replicate an investment in stocks listed in the S&P 500® Index, ING IM may invest the entire amount of the Equity Component’s assets in S&P 500® Index futures, in ETFs, or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Series’ investment in such securities (subject to restrictions imposed by the Investment Company Act of 1940, as amended “1940 Act”). ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ING IM will not employ an enhanced index strategy when it invests in S&P 500® Index futures and ETFs.

Fixed Component: ING IM seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). Although the Series invest in securities insured or guaranteed by the U.S. government, the Series shares are not issued or guaranteed. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage-backed securities (including commercial mortgage-backed securities) which are rated AAA or Aaa at the time of purchase by Standard & Poor’s (“S&P®“) or Moody’s Investors Service, Inc. (“Moody’s®“), respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P® and/or Aa3 or higher by Moody’s®. The Fixed Component may also include U.S. Treasury futures and money market instruments. The Series may also invest in other investment companies to the extent permitted under the 1940 Act, and the rules and regulations thus under.

What are the Principal Guarantee Period Risks?

Allocation Risk: If, at the inception of, or any time during, the Guarantee Period interest rates are low, the Series’ assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed-income securities. In addition, if during the Guarantee Period the equity markets experienced a material decline, the Series’ assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Active Asset Allocation May Underperform Static Strategies: The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series’ transaction costs.

Opportunity Costs: There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series’ assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series’ assets. If the market value of the Equity Component rises, the percentage of the Series’ assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series’ assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity

ING GET U.S. CORE PORTFOLIO	INVESTMENT STRATEGY AND PRINCIPAL RISKS

Components, interest rates, expenses of the Series and the separate account under the variable annuity contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a contract- holder or participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

When you hold your investment until the end of the 5-year or 7-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current net asset value (“NAV”) which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not the public offering price, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by insurance companies offering the Series. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed-income securities at the end of the Guarantee Period.

Worst Case Scenarios for the Series’ Equity Participation: The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series’ NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series’ assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

Impact of Annuity Charges and Other Expenses: Contract-holders and Participants with interest in the Series through separate accounts are not subject to identical separate account charges. In its proprietary computer model, the Sub-Adviser uses an expense factor designed to have the Series produce a return which may cover some portion of these charges. The expense factor will be determined at the inception of the Guarantee Period. If the expense factor is set to cover the higher charges, the initial asset allocation to the Equity Component will be lower. Accordingly, the level of the expense factor chosen by the Series may represent a greater opportunity cost to Contract-holders and Participants with lower separate account charges. Regardless of where the expense factor is set, it will not affect the Guarantee payable by the insurance company.

Stock and Bond Investments: The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on ING IM’s skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed-income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

With mortgage-backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. government or its agencies.

Declining Interest Rates: A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series’ assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee.

Futures Contracts: The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class. The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

INVESTMENT STRATEGY AND PRINCIPAL RISKS	ING GET U.S. CORE PORTFOLIO

Other Investment Companies: The GET Series may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQ™ (“QQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Series may invest in other investment companies, you will pay a proportionate share of expenses of that investment company. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, the Series may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). The Series’ purchase of shares of an ING Money Market Fund will result in the Series paying a proportionate share of the expenses of the ING Money Market Fund. The Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Series invests resulting from the Series’ investment into the ING Money Market Fund.

Risks of Using Derivatives: Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series’ share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series realizing a lower return than expected on an investment.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Series, you incur two types of costs: (1) transaction costs, including redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007, unless otherwise indicated. The Series’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING GET U.S. Core Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Series Return
Series 1	$1,000.00	$1,039.90	1.00%	$5.06
Series 2	1,000.00	1,033.60	1.00	5.04
Series 3	1,000.00	1,036.00	1.00	5.05
Series 4	1,000.00	1,039.80	0.97	4.91
Series 5	1,000.00	1,049.50	0.97	4.93
Series 6	1,000.00	1,043.70	0.99	5.02
Series 7	1,000.00	1,047.30	1.00	5.08
Series 8	1,000.00	1,048.90	1.00	5.08
Series 9	1,000.00	1,048.90	1.00	5.08
Series 10	1,000.00	1,043.00	1.00	5.07
Series 11	1,000.00	1,042.90	1.00	5.07
Series 12	1,000.00	1,050.20	1.00	5.08
Series 13	1,000.00	1,036.70	1.00	5.05
Series 14†	1,000.00	999.00	0.71	3.52
Hypothetical (5% return before expenses)
Series 1	$1,000.00	$1,019.84	1.00%	$5.01
Series 2	1,000.00	1,019.84	1.00	5.01
Series 3	1,000.00	1,019.84	1.00	5.01
Series 4	1,000.00	1,019.98	0.97	4.86
Series 5	1,000.00	1,019.98	0.97	4.86
Series 6	1,000.00	1,019.89	0.99	4.96
Series 7	1,000.00	1,019.84	1.00	5.01
Series 8	1,000.00	1,019.84	1.00	5.01
Series 9	1,000.00	1,019.84	1.00	5.01
Series 10	1,000.00	1,019.84	1.00	5.01
Series 11	1,000.00	1,019.84	1.00	5.01
Series 12	1,000.00	1,019.84	1.00	5.01
Series 13	1,000.00	1,019.84	1.00	5.01
Series 14	1,000.00	1,021.27	0.71	3.56

†	Performance for Series 14 used in the calculation is the return since the date the Series entered the guarantee period, June 21, 2007.
*	Expenses are equal to each Series’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 1	Series 2	Series 3	Series 4
ASSETS:
Investments in securities at value*	$101,929,936	$76,408,896	$107,886,873	$49,369,400
Short-term investments in affiliates at amortized cost	—	400,000	100,000	20,000
Short-term investments at amortized cost	565,000	370,000	268,000	110,000
Cash	749	892	5,958	1,157
Receivables:
Investment securities sold	29,328	3,408,203	25,662	14,664
Dividends and interest	66,037	42,661	53,163	36,489
Prepaid expenses	559	450	646	271
Reimbursement due from manager	—	432	846	—

Total assets	102,591,609	80,631,534	108,341,148	49,551,981

LIABILITIES:
Payable for investment securities purchased	—	3,316,520	—	—
Payable for fund shares redeemed	22,901	340,996	97,256	3,098
Payable to affiliates	77,706	58,023	81,815	37,994
Payable for trustee fees	3,011	6,207	7,029	11,650
Other accrued expenses and liabilities	50,054	49,682	58,719	29,814

Total liabilities	153,672	3,771,428	244,819	82,556

NET ASSETS	$102,437,937	$76,860,106	$108,096,329	$49,469,425

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$93,533,049	$72,072,083	$102,753,263	$44,146,048
Undistributed net investment income	915,187	755,296	977,626	583,774
Accumulated net realized gain on investments	2,697,497	2,393,362	588,274	2,020,728
Net unrealized appreciation on investments	5,292,204	1,639,365	3,777,166	2,718,875

NET ASSETS	$102,437,937	$76,860,106	$108,096,329	$49,469,425

* Cost of investments in securities	$96,637,732	$74,769,531	$104,109,707	$46,650,525

Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,890,916	7,512,882	10,352,515	4,667,490
Net asset value and redemption price per share	$10.36	$10.23	$10.44	$10.60

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 5	Series 6	Series 7	Series 8
ASSETS:
Investments in securities at value*	$33,967,855	$69,234,256	$48,595,172	$31,138,748
Short-term investments in affiliates at amortized cost	5,000	100,000	5,000	74,000
Short-term investments at amortized cost	120,000	228,000	385,000	171,000
Cash	971	2,818	2,835	2,738
Receivables:
Investment securities sold	243,329	3,609,380	20,163	1,605,503
Dividends and interest	37,444	69,413	49,669	32,606
Prepaid expenses	169	398	312	187
Reimbursement due from manager	—	—	—	1,924

Total assets	34,374,768	73,244,265	49,058,151	33,026,706

LIABILITIES:
Payable for investment securities purchased	—	3,274,536	—	1,501,728
Payable for fund shares redeemed	11,959	4,065	6,332	144,170
Payable to affiliates	26,203	58,911	37,894	23,860
Payable for trustee fees	5,835	3,500	3,205	2,324
Other accrued expenses and liabilities	35,472	42,439	41,770	30,261

Total liabilities	79,469	3,383,451	89,201	1,702,343

NET ASSETS	$34,295,299	$69,860,814	$48,968,950	$31,324,363

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$29,661,094	$61,594,001	$42,166,308	$27,145,598
Undistributed net investment income	206,181	493,888	359,172	223,406
Accumulated net realized gain on investments	1,574,686	3,291,454	2,699,139	1,840,881
Net unrealized appreciation on investments	2,853,338	4,481,471	3,744,331	2,114,478

NET ASSETS	$34,295,299	$69,860,814	$48,968,950	$31,324,363

* Cost of investments in securities	$31,114,517	$64,752,785	$44,850,841	$29,024,270

Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,152,244	6,525,739	4,495,183	2,881,121
Net asset value and redemption price per share	$10.88	$10.71	$10.89	$10.87

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 9	Series 10	Series 11
ASSETS:
Investments in securities at value*	$23,715,918	$25,860,087	$27,862,867
Short-term investments in affiliates at amortized cost	10,000	43,000	50,000
Short-term investments at amortized cost	187,000	267,000	137,000
Cash	2,454	2,339	3,726
Receivables:
Investment securities sold	1,354,313	9,165	10,998
Dividends and interest	25,035	25,853	28,395
Prepaid expenses	157	136	203
Reimbursement due from manager	—	5,003	—

Total assets	25,294,877	26,212,583	28,093,189

LIABILITIES:
Payable for investment securities purchased	1,290,546	—	—
Payable for fund shares redeemed	23,550	1,882	1,538
Payable to affiliates	19,940	20,010	23,847
Payable for trustee fees	3,092	2,934	884
Other accrued expenses and liabilities	27,385	34,861	35,958

Total liabilities	1,364,513	59,687	62,227

NET ASSETS	$23,930,364	$26,152,896	$28,030,962

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$20,697,510	$23,468,520	$24,973,894
Undistributed net investment income	196,372	203,400	252,073
Accumulated net realized gain on investments	1,683,225	1,210,321	1,626,521
Net unrealized appreciation on investments	1,353,257	1,270,655	1,178,474

NET ASSETS	$23,930,364	$26,152,896	$28,030,962

* Cost of investments in securities	$22,362,661	$24,589,432	$26,684,393

Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	2,192,515	2,386,733	2,618,874
Net asset value and redemption price per share	$10.91	$10.96	$10.70

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 12	Series 13	Series 14
ASSETS:
Investments in securities at value*	$51,142,466	$77,447,440	$138,347,885
Short-term investments in affiliates at amortized cost	34,000	505,000	—
Short-term investments at amortized cost	373,000	205,000	164,000
Cash	9,467	12,789	276
Receivables:
Investment securities sold	21,995	29,328	7,324,705
Dividends and interest	55,630	71,729	21,918
Prepaid expenses	273	617	10,617
Reimbursement due from manager	7,770	—	9,082

Total assets	51,644,601	78,271,903	145,878,483

LIABILITIES:
Payable for investment securities purchased	—	—	6,380,361
Payable for fund shares redeemed	16,065	72,389	491,915
Payable to affiliates	39,116	80,825	55,847
Payable for trustee fees	210	4,927	1,514
Other accrued expenses and liabilities	18,211	55,460	20,762

Total liabilities	73,602	213,601	6,950,399

NET ASSETS	$51,570,999	$78,058,302	$138,928,084

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$43,896,737	$75,020,658	$138,277,673
Undistributed net investment income	244,936	408,531	933,626
Accumulated net realized gain (loss) on investments	3,985,995	710,180	(108,409)
Net unrealized appreciation or depreciation on investments	3,443,331	1,918,933	(174,806)

NET ASSETS	$51,570,999	$78,058,302	$138,928,084

* Cost of investments in securities	$47,699,135	$75,528,507	$138,522,691

Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,480,419	7,455,673	13,605,725
Net asset value and redemption price per share	$11.51	$10.47	$10.21

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 1	Series 2	Series 3	Series 4
INVESTMENT INCOME:
Dividends	$535,908	$338,047	$436,594	$282,278
Interest(1)	912,484	820,449	1,122,407	565,955

Total investment income	1,448,392	1,158,496	1,559,001	848,233

EXPENSES:
Investment management fees	319,068	241,456	348,074	164,050
Distribution fees	132,944	100,606	145,030	68,354
Transfer agent fees	67	103	103	60
Administrative service fees	29,247	22,133	31,906	15,037
Shareholder reporting expense	9,413	7,180	9,592	1,813
Registration fees	272	—	—	—
Professional fees	29,367	14,922	29,853	6,611
Custody and accounting expense	12,540	11,041	13,756	4,050
Trustee fees	2,715	3,530	2,715	2,172
Miscellaneous expense	3,472	3,932	5,751	2,167

Total expenses	539,105	404,903	586,780	264,314
Net waived and reimbursed fees	(6,497)	(1,734)	(6,011)	(49)

Net expenses	532,608	403,169	580,769	264,265

Net investment income	915,784	755,327	978,232	583,968

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	3,435,835	2,765,916	1,379,894	2,301,923
Net change in unrealized appreciation or depreciation on investments	(163,021)	(809,191)	1,820,523	(718,271)

Net realized and unrealized gain on investments	3,272,814	1,956,725	3,200,417	1,583,652

Increase in net assets resulting from operations	$4,188,598	$2,712,052	$4,178,649	$2,167,620

(1) Affiliated Income	$3,648	$3,284	$5,978	$3,248

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 5	Series 6	Series 7	Series 8
INVESTMENT INCOME:
Dividends	$303,125	$567,384	$416,583	$285,005
Interest(1)	74,407	285,948	210,136	113,617

Total investment income	377,532	853,332	626,719	398,622

EXPENSES:
Investment management fees	106,123	218,416	160,463	104,952
Distribution fees	44,218	91,006	66,859	43,730
Transfer agent fees	60	63	54	63
Administrative service fees	9,728	20,021	14,709	9,620
Shareholder reporting expense	905	4,545	5,430	3,984
Professional fees	4,218	12,100	17,639	8,846
Custody and accounting expense	3,840	7,765	9,995	9,955
Trustee fees	905	2,556	1,810	905
Miscellaneous expense	1,182	3,013	2,499	2,116

Total expenses	171,179	359,485	279,458	184,171
Net waived and reimbursed fees	(17)	(29)	(11,968)	(9,215)

Net expenses	171,162	359,456	267,490	174,956

Net investment income	206,370	493,876	359,229	223,666

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,024,643	4,233,991	3,405,053	2,222,458
Net change in unrealized appreciation or depreciation on investments	(496,583)	(1,653,309)	(1,240,488)	(848,912)

Net realized and unrealized gain on investments	1,528,060	2,580,682	2,164,565	1,373,546

Increase in net assets resulting from operations	$1,734,430	$3,074,558	$2,523,794	$1,597,212

(1) Affiliated Income	$1,139	$1,931	$8,007	$694

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 9	Series 10	Series 11
INVESTMENT INCOME:
Dividends	$224,210	$199,464	$220,977
Interest(1)	115,673	139,868	191,630

Total investment income	339,883	339,332	412,607

EXPENSES:
Investment management fees	85,930	81,028	96,193
Distribution fees	35,804	33,761	40,080
Transfer agent fees	54	270	60
Administrative service fees	7,877	7,427	8,817
Shareholder reporting expense	4,143	4,703	5,370
Professional fees	5,885	8,056	14,071
Custody and accounting expense	9,050	8,326	11,936
Trustee fees	1,097	1,201	543
Offering expense	—	—	2,465
Miscellaneous expense	1,885	2,834	1,738

Total expenses	151,725	147,606	181,273
Net waived and reimbursed fees	(8,459)	(11,754)	(20,946)

Net expenses	143,266	135,852	160,327

Net investment income	196,617	203,480	252,280

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,016,411	1,468,524	1,928,474
Net change in unrealized appreciation or depreciation on investments	(773,502)	(520,776)	(787,351)

Net realized and unrealized gain on investments	1,242,909	947,748	1,141,123

Increase in net assets resulting from operations	$1,439,526	$1,151,228	$1,393,403

(1) Affiliated Income	$1,425	$1,110	$1,486

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 12	Series 13	Series 14
INVESTMENT INCOME:
Dividends	$436,797	$586,315	$21,870
Interest(1)	73,886	306,637	1,058,754

Total investment income	510,683	892,952	1,080,624

EXPENSES:
Investment management fees	159,255	290,373	64,963
Distribution fees	66,356	120,988	51,507
Transfer agent fees	231	968	412
Administrative service fees	14,598	26,617	11,331
Shareholder reporting expense	1,648	12,140	3,924
Registration fees	—	77	—
Professional fees	20,287	22,214	8,263
Custody and accounting expense	8,181	9,541	2,969
Trustee fees	370	2,334	1,648
Offering expense	26,613	13,178	9,383
Miscellaneous expense	1,310	3,001	1,680

Total expenses	298,849	501,431	156,080
Net waived and reimbursed fees	(33,373)	(17,610)	(9,082)

Net expenses	265,476	483,821	146,998

Net investment income	245,207	409,131	933,626

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	4,035,959	710,696	(108,409)
Net change in unrealized appreciation or depreciation on investments	(1,647,279)	2,538,249	(174,806)

Net realized and unrealized gain (loss) on investments	2,388,680	3,248,945	(283,215)

Increase in net assets resulting from operations	$2,633,887	$3,658,076	$650,411

(1) Affiliated Income	$—	$4,174	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 1		ING GET U.S. Core Portfolio Series 2
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$915,784	$2,606,162	$755,327	$2,249,937
Net realized gain on investments	3,435,835	2,215,351	2,765,916	1,129,314
Net change in unrealized appreciation or depreciation on investments	(163,021)	4,432,897	(809,191)	3,003,859

Net increase in net assets resulting from operations	4,188,598	9,254,410	2,712,052	6,383,110

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,600,803)	(3,352,843)	(2,245,332)	(2,988,412)
Net realized gains	(1,835,124)	(2,572,044)	(622,760)	(1,009,414)

Total distributions	(4,435,927)	(5,924,887)	(2,868,092)	(3,997,826)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	4,435,927	5,924,887	2,868,092	3,997,826
Cost of shares redeemed	(14,227,733)	(49,626,519)	(12,532,754)	(42,573,997)

Net decrease in net assets resulting from capital share transactions	(9,791,806)	(43,701,632)	(9,664,662)	(38,576,171)

Net decrease in net assets	(10,039,135)	(40,372,109)	(9,820,702)	(36,190,887)

NET ASSETS:
Beginning of period	112,477,072	152,849,181	86,680,808	122,871,695

End of period	$102,437,937	$112,477,072	$76,860,106	$86,680,808

Undistributed net investment income at end of period	$915,187	$2,600,206	$755,296	$2,245,301

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 3		ING GET U.S. Core Portfolio Series 4
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$978,232	$2,808,263	$583,968	$1,481,242
Net realized gain on investments	1,379,894	1,503,956	2,301,923	1,409,789
Net change in unrealized appreciation or depreciation on investments	1,820,523	4,448,491	(718,271)	1,748,833

Net increase in net assets resulting from operations	4,178,649	8,760,710	2,167,620	4,639,864

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,803,620)	(3,868,485)	(1,477,787)	(1,721,080)
Net realized gains	(39,356)	(81,209)	(1,148,098)	(1,121,509)

Total distributions	(2,842,976)	(3,949,694)	(2,625,885)	(2,842,589)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	2,842,976	3,949,694	2,625,885	2,842,589
Cost of shares redeemed	(23,633,450)	(60,611,583)	(11,076,702)	(17,083,194)

Net decrease in net assets resulting from capital share transactions	(20,790,474)	(56,661,889)	(8,450,817)	(14,240,605)

Net decrease in net assets	(19,454,801)	(51,850,873)	(8,909,082)	(12,443,330)

NET ASSETS:
Beginning of period	127,551,130	179,402,003	58,378,507	70,821,837

End of period	$108,096,329	$127,551,130	$49,469,425	$58,378,507

Undistributed net investment income at end of period	$977,626	$2,803,014	$583,774	$1,477,593

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 5		ING GET U.S. Core Portfolio Series 6
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$206,370	$591,988	$493,876	$1,680,604
Net realized gain on investments	2,024,643	1,752,627	4,233,991	3,961,083
Net change in unrealized appreciation or depreciation on investments	(496,583)	1,741,732	(1,653,309)	3,355,251

Net increase in net assets resulting from operations	1,734,430	4,086,347	3,074,558	8,996,938

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(588,139)	(769,337)	(1,673,498)	(2,438,793)
Net realized gains	(1,515,062)	(1,611,245)	(3,686,983)	(704,735)

Total distributions	(2,103,201)	(2,380,582)	(5,360,481)	(3,143,528)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	2,103,201	2,380,582	5,360,481	3,143,528
Cost of shares redeemed	(3,957,622)	(14,257,722)	(11,943,117)	(50,157,566)

Net decrease in net assets resulting from capital share transactions	(1,854,421)	(11,877,140)	(6,582,636)	(47,014,038)

Net decrease in net assets	(2,223,192)	(10,171,375)	(8,868,559)	(41,160,628)

NET ASSETS:
Beginning of period	36,518,491	46,689,866	78,729,373	119,890,001

End of period	$34,295,299	$36,518,491	$69,860,814	$78,729,373

Undistributed net investment income at end of period	$206,181	$587,950	$493,888	$1,673,510

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 7		ING GET U.S. Core Portfolio Series 8
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$359,229	$1,261,518	$223,666	$706,433
Net realized gain on investments	3,405,053	2,338,456	2,222,458	1,416,943
Net change in unrealized appreciation or depreciation on investments	(1,240,488)	3,285,996	(848,912)	2,273,601

Net increase in net assets resulting from operations	2,523,794	6,885,970	1,597,212	4,396,977

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,255,700)	(1,732,860)	(702,883)	(810,342)
Net realized gains	(1,633,428)	—	(1,364,224)	(173,353)

Total distributions	(2,889,128)	(1,732,860)	(2,067,107)	(983,695)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	2,889,128	1,732,860	2,067,107	983,695
Cost of shares redeemed	(12,609,179)	(38,403,731)	(11,444,507)	(15,185,745)

Net decrease in net assets resulting from capital share transactions	(9,720,051)	(36,670,871)	(9,377,400)	(14,202,050)

Net decrease in net assets	(10,085,385)	(31,517,761)	(9,847,295)	(10,788,768)

NET ASSETS:
Beginning of period	59,054,335	90,572,096	41,171,658	51,960,426

End of period	$48,968,950	$59,054,335	$31,324,363	$41,171,658

Undistributed net investment income at end of period	$359,172	$1,255,643	$223,406	$702,623

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 9		ING GET U.S. Core Portfolio Series 10
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$196,617	$646,697	$203,480	$488,610
Net realized gain on investments	2,016,411	687,657	1,468,524	303,293
Net change in unrealized appreciation or depreciation on investments	(773,502)	2,070,330	(520,776)	2,043,177

Net increase in net assets resulting from operations	1,439,526	3,404,684	1,151,228	2,835,080

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(643,348)	(470,241)	(490,048)	(234,640)
Net realized gains	(662,732)	—	(529,452)	(24,066)

Total distributions	(1,306,080)	(470,241)	(1,019,500)	(258,706)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	1,306,080	470,241	1,019,500	258,706
Cost of shares redeemed	(8,203,545)	(14,292,233)	(2,692,093)	(12,278,534)

Net decrease in net assets resulting from capital share transactions	(6,897,465)	(13,821,992)	(1,672,593)	(12,019,828)

Net decrease in net assets	(6,764,019)	(10,887,549)	(1,540,865)	(9,443,454)

NET ASSETS:
Beginning of period	30,694,383	41,581,932	27,693,761	37,137,215

End of period	$23,930,364	$30,694,383	$26,152,896	$27,693,761

Undistributed net investment income at end of period	$196,372	$643,103	$203,400	$489,968

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 11		ING GET U.S. Core Portfolio Series 12
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	March 2, 2006(1) to December 31, 2006
FROM OPERATIONS:
Net investment income	$252,280	$902,469	$245,207	$637,339
Net realized gain on investments	1,928,474	203,828	4,035,959	1,191,679
Net change in unrealized appreciation or depreciation on investments	(787,351)	1,968,628	(1,647,279)	5,090,610

Net increase in net assets resulting from operations	1,393,403	3,074,925	2,633,887	6,919,628

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(920,871)	(52,607)	(648,914)	—
Net realized gains	(507,718)	—	(1,244,119)	—

Total distributions	(1,428,589)	(52,607)	(1,893,033)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	25,561,609	—	70,369,417
Dividends reinvested	1,428,589	52,607	1,893,033	—

	1,428,589	25,614,216	1,893,033	70,369,417
Cost of shares redeemed	(8,835,068)	(19,005,866)	(5,956,380)	(22,395,553)

Net increase (decrease) in net assets resulting from capital share transactions	(7,406,479)	6,608,350	(4,063,347)	47,973,864

Net increase (decrease) in net assets	(7,441,665)	9,630,668	(3,322,493)	54,893,492

NET ASSETS:
Beginning of period	35,472,627	25,841,959	54,893,492	—

End of period	$28,030,962	$35,472,627	$51,570,999	$54,893,492

Undistributed net investment income at end of period	$252,073	$920,664	$244,936	$648,643

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio Series 13		ING GET U.S. Core Portfolio Series 14
	Six Months Ended June 30, 2007	June 22, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	December 21, 2006(1) to December 31, 2006
FROM OPERATIONS:
Net investment income	$409,131	$571,556	$933,626	$—
Net realized gain (loss) on investments	710,696	—	(108,409)	—
Net change in unrealized appreciation or depreciation on investments	2,538,249	(619,316)	(174,806)	—

Net increase (decrease) in net assets resulting from operations	3,658,076	(47,760)	650,411	—

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(571,994)	—	—
Net realized gains	(1,807)	—	—

Total distributions	(573,801)	—	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	116,423,613	158,080,046	85,252
Dividends reinvested	573,801	—	—	—

	573,801	116,423,613	158,080,046	85,252
Cost of shares redeemed	(32,814,593)	(9,161,034)	(19,887,625)	—

Net increase (decrease) in net assets resulting from capital share transactions	(32,240,792)	107,262,579	138,192,421	85,252

Net increase (decrease) in net assets	(29,156,517)	107,214,819	138,842,832	85,252

NET ASSETS:
Beginning of period	107,214,819	—	85,252	—

End of period	$78,058,302	$107,214,819	$138,928,084	$85,252

Undistributed net investment income at end of period	$408,531	$571,394	$933,626	$—

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31,					June 13, 2003(1) to December 31, 2003
			2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.40		10.09		10.62		10.35	10.00
Income (loss) from investment operations:
Net investment income	$0.09	*	0.20	*	0.20	*	0.24	0.06
Net realized and unrealized gain (loss) on investments	$0.33		0.55		(0.04)		0.11	0.29
Total from investment operations	$0.42		0.75		0.16		0.35	0.35
Less distributions from:
Net investment income	$0.27		0.25		0.26		0.07	—
Net realized gains on investments	$0.19		0.19		0.43		0.01	—
Total distributions	$0.46		0.44		0.69		0.08	—
Net asset value, end of period	$10.36		10.40		10.09		10.62	10.35
Total Return(2)%	3.99		7.72		1.58		3.45	3.40	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$102,438		112,477		152,849		200,727	254,534
Ratio of expenses to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.01		0.98		0.96		0.97	0.99
Net expenses after expense reimbursement(3)(4)%	1.00	#	0.98		0.96		0.97	0.99
Net investment income after expense reimbursement(3)(4)%	1.72	#	1.97		1.93		1.92	1.81
Portfolio turnover rate %	42		57		49		79	29

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Total return calculation began on September 12, 2003, the first day of the Guarantee Period. Total return from commencement of operations was 3.50%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 2 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31,					September 12, 2003(1) to December 31, 2003
			2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.27		10.01		10.44		10.08	10.00
Income (loss) from investment operations:
Net investment income	$0.10		0.22	*	0.22	*	0.25	0.01
Net realized and unrealized gain (loss) on investments	$0.24		0.43		(0.13)		0.12	0.07
Total from investment operations	$0.34		0.65		0.09		0.37	0.08
Less distributions from:
Net investment income	$0.30		0.29		0.29		0.01	—
Net realized gains on investments	$0.08		0.10		0.23		—	—
Total distributions	$0.38		0.39		0.52		0.01	—
Net asset value, end of period	$10.23		10.27		10.01		10.44	10.08
Total Return(2)%	3.36		6.64		0.90		3.68	0.70	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$76,860		86,681		122,872		160,135	223,003
Ratio of expenses to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	1.01		0.98		0.97		0.97	1.06
Net expenses after expense reimbursement/recoupment(3)(4)%	1.00	#	0.98		0.97		0.97	1.00
Net investment income after expense reimbursement/recoupment(3)(4)%	1.88	#	2.15		2.12		2.10	1.16
Portfolio turnover rate %	49		59		51		56	—

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Total return calculation began on December 12, 2003, the first day of the Guarantee Period. Total return from commencement of operations was 0.80%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 3 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31,					December 12, 2003(1) to December 31, 2003
			2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.34		9.99		10.13		10.01	10.00
Income (loss) from investment operations:
Net investment income	$0.09	*	0.19	*	0.18	*	0.17	0.01
Net realized and unrealized gain (loss) on investments	$0.28		0.43		(0.11)		(0.05)	0.00	**
Total from investment operations	$0.37		0.62		0.07		0.12	0.01
Less distributions from:
Net investment income	$0.27		0.26		0.20		—	—
Net realized gains on investments	$0.00	**	0.01		0.01		—	—
Total distributions	$0.27		0.27		0.21		—	—
Net asset value, end of period	$10.44		10.34		9.99		10.13	10.01
Total Return(2)%	3.60		6.34		0.79		1.20††	— †
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$108,096		127,551		179,402		253,835	10,730
Ratio of expenses to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	1.01		0.98		0.97		0.93	4.31
Net expenses after expense reimbursement/recoupment(3)(4)%	1.00	#	0.98		0.97		0.93	0.65
Net investment income after expense reimbursement/recoupment(3)(4)%	1.69	#	1.88		1.82		1.81	0.46
Portfolio turnover rate %	29		51		65		65	—

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount represents less than $0.005 per share.

†	As of December 31, 2003, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (March 12, 2004). Total return from commencement of operations was 0.10%
††	Total return calculation began on March 12, 2004, the first day of the Guarantee Period. Total return for the year ended December 31, 2004 was also 1.20%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 4 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31,				March 12, 2004(1) to December 31, 2004
			2006		2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.73		10.42		10.52		10.00
Income (loss) from investment operations:
Net investment income	$0.11	*	0.25	*	0.23	*	0.15
Net realized and unrealized gain (loss) on investments	$0.33		0.54		(0.09)		0.37
Total from investment operations	$0.44		0.79		0.14		0.52
Less distributions from:
Net investment income	$0.32		0.29		0.18		—
Net realized gains on investments	$0.25		0.19		0.06		—
Total distributions	$0.57		0.48		0.24		—
Net asset value, end of period	$10.60		10.73		10.42		10.52
Total Return(2)%	3.98		7.89		1.29		5.09	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$49,469		58,379		70,822		90,297
Ratio of expenses to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.97		0.99		1.00		0.98
Net expenses after expense reimbursement(3)(4)%	0.97	#	0.99		1.00		0.98
Net investment income after expense reimbursement(3)(4)%	2.14	#	2.36		2.19		2.36
Portfolio turnover rate %	45		40		41		48

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Total return calculation began on June 11, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 5.20%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 5 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31,				June 11, 2004(1) to December 31, 2004
			2006		2005
Per Share Operating Performance:
Net asset value, beginning of period	$11.01		10.56		10.57		10.00
Income from investment operations:
Net investment income	$0.06	*	0.16	*	0.16	*	0.09
Net realized and unrealized gain on investments	$0.50		0.96		0.12		0.48
Total from investment operations	$0.56		1.12		0.28		0.57
Less distributions from:
Net investment income	$0.19		0.22		0.11		—
Net realized gains on investments	$0.50		0.45		0.18		—
Total distributions	$0.69		0.67		0.29		—
Net asset value, end of period	$10.88		11.01		10.56		10.57
Total Return(2)%	4.95		11.23		2.67		5.49	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$34,295		36,518		46,690		54,922
Ratio of expenses to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.97		1.01		1.05		1.04
Net expenses after expense reimbursement(3)(4)%	0.97	#	1.00		1.00		0.98
Net investment income after expense reimbursement(3)(4)%	1.17	#	1.51		1.57		2.33
Portfolio turnover rate %	70		90		111		71

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Total return calculation began on September 10, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 5.70%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 6 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31,				September 10, 2004(1) to December 31, 2004
			2006		2005
Per Share Operating Performance:
Net asset value, beginning of period	$11.08		10.35		10.12		10.00
Income from investment operations:
Net investment income	$0.08	*	0.18	*	0.18		0.03
Net realized and unrealized gain on investments	$0.42		0.87		0.09		0.09
Total from investment operations	$0.50		1.05		0.27		0.12
Less distributions from:
Net investment income	$0.27		0.25		0.04		—
Net realized gains on investments	$0.60		0.07		0.00	**	—
Total distributions	$0.87		0.32		0.04		—
Net asset value, end of period	$10.71		11.08		10.35		10.12
Total Return(2)%	4.37		10.48		2.68		0.90†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$69,861		78,729		119,890		159,478
Ratio of expenses to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.99		0.99		0.97		0.77
Net expenses after expense reimbursement(3)(4)%	0.99	#	0.99		0.97		0.77
Net investment income after expense reimbursement(3)(4)%	1.36	#	1.71		1.77		1.36
Portfolio turnover rate %	79		84		81		6

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005 per share.
†	Total return calculation began on December 10, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 1.20%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 7 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31,				December 10, 2004(1) to December 31, 2004
			2006		2005
Per Share Operating Performance:
Net asset value, beginning of period	$11.01		10.23		10.01		10.00
Income from investment operations:
Net investment income	$0.07	*	0.18	*	0.19	*	0.01
Net realized and unrealized gain on investments	$0.46		0.85		0.04		0.00	**
Total from investment operations	$0.53		1.03		0.23		0.01
Less distributions from:
Net investment income	$0.28		0.25		0.01		—
Net realized gains on investments	$0.37		—		—		—
Total distributions	$0.65		0.25		0.01		—
Net asset value, end of period	$10.89		11.01		10.23		10.01
Total Return(2): %	4.73		10.26		1.95††		— †
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$48,969		59,054		90,572		62,522
Ratio of expenses to average net assets:
Gross expense prior to expense reimbursement(3)%	1.04		1.01		0.94		0.65
Net expenses after expense reimbursement(3)(4)%	1.00	#	1.00		0.94		0.65
Net investment income after expense reimbursement(3)(4)%	1.34	#	1.71		1.80		1.85
Portfolio turnover rate %	68		78		126		—

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005.
†	As of December 31, 2004, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (March 9, 2005). Total return from commencement of operations was 0.10%.
††	Total return calculation began on March 9, 2005, the first day of the Guarantee Period. Total return for the year ended December 31, 2005, was 2.26%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 8 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31, 2006		March 9 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$11.06		10.23		10.00
Income from investment operations:
Net investment income	$0.07	*	0.17	*	0.15	*
Net realized and unrealized gain on investments	$0.48		0.90		0.08
Total from investment operations	$0.55		1.07		0.23
Less distributions from:
Net investment income	$0.25		0.20		—
Net realized gains on investments	$0.49		0.04		—
Total distributions	$0.74		0.24		—
Net asset value, end of period	$10.87		11.06		10.23
Total Return(2)%	4.89		10.70		1.69†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$31,324		41,172		51,960
Ratio of expenses to average net assets:
Gross expense prior to expense reimbursement(3)%	1.05		1.04		0.94
Net expenses after expense reimbursement(3)(4)%	1.00	#	1.00		0.91
Net investment income after expense reimbursement(3)(4)%	1.28	#	1.60		1.87
Portfolio turnover rate %	78		101		131

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
†	Total return calculation began on June 8, 2005, the first day of the Guarantee Period. Total return from commencement of operations was 2.30%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 9 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31, 2006		June 8, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.93		10.06		10.00
Income (loss) from investment operations:
Net investment income	$0.08	*	0.18	*	0.13	*
Net realized and unrealized gain (loss) on investments	$0.47		0.82		(0.07)
Total from investment operations	$0.55		1.00		0.06
Less distributions from:
Net investment income	$0.28		0.13		—
Net realized gains on investments	$0.29		—		—
Total distributions	$0.57		0.13		—
Net asset value, end of period	$10.91		10.93		10.06
Total Return(2)%	4.89		10.11		0.00†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$23,930		30,694		41,582
Ratio of expenses to average net assets:
Gross expense prior to expense reimbursement(3)%	1.06		1.09		0.96
Net expenses after expense reimbursement(3)(4)%	1.00	#	1.00		0.87
Net investment income after expense reimbursement(3)(4)%	1.37	#	1.79		2.21
Portfolio turnover rate %	87		89		188

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
†	Total return calculation began on September 7, 2005 the first day of the Guarantee Period. Total return from commencement of operations was 0.60%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 10 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31, 2006		September 7, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.91		10.02		10.00
Income (loss) from investment operations:
Net investment income	$0.08	*	0.16	*	0.09	*
Net realized and unrealized gain (loss) on investments	$0.40		0.81		(0.07)
Total from investment operations	$0.48		0.97		0.02
Less distributions from:
Net investment income	$0.21		0.07		—
Net realized gains on investments	$0.22		0.01		—
Total distributions	$0.43		0.08		—
Net asset value, end of period	$10.96		10.91		10.02
Total Return(2)%	4.30		9.78		(0.60	)†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$26,153		27,694		37,137
Ratio of expenses to average net assets:
Gross expense prior to expense reimbursement(3)%	1.09		1.14		0.82
Net expenses after expense reimbursement(3)(4)%	1.00	#	1.00		0.76
Net investment income after expense reimbursement(3)(4)%	1.51	#	1.54		2.77
Portfolio turnover rate %	79		93		80

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
†	Total return calculation began on December 6, 2005 the first day of the Guarantee Period. Total return from commencement of operations was 0.20%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 11 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31, 2006		December 6, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.79		10.02		10.00
Income (loss) from investment operations:
Net investment income	$0.09	*	0.23	*	0.03	*
Net realized and unrealized gain (loss) on investments	$0.38		0.55		(0.01)
Total from investment operations	$0.47		0.78		0.02
Less distributions from:
Net investment income	$0.36		0.01		—
Net realized gains on investments	$0.20		—		—
Total distributions	$0.56		0.01		—
Net asset value, end of period	$10.70		10.79		10.02
Total Return(2)%	4.29		7.06††		— †
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$28,031		35,473		25,842
Ratio of expenses to average net assets:
Gross expenses prior to reimbursement(3)%	1.13		1.03		0.65
Net expenses after reimbursement(3)(4)%	1.00	#	0.96		0.65
Net investment income after expense reimbursement(3)(4)%	1.57	#	2.22		3.95
Portfolio turnover rate %	100		114		—

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
†	As of December 31, 2005, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (March 2, 2006). Total return from commencement of operations was 0.20%.
††	Total return calculation began on March 2, 2006, the first day of the Guarantee Period. Total return for the entire calendar year was 7.81%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 12 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		March 2, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$11.36		10.00
Income from investment operations:
Net investment income	$0.05	*	0.13
Net realized and unrealized gain on investments	$0.53		1.23
Total from investment operations	$0.58		1.36
Less distributions from:
Net investment income	$0.15		—
Net realized gains on investments	$0.28		—
Total distributions	$0.43
Net asset value, end of period	$11.51		11.36
Total Return(2)%	5.02		12.25†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$51,571		54,893
Ratio of expenses to average net assets:
Gross expense prior to expense reimbursement(3)%	1.13		0.94
Net expenses after expense reimbursement(3)(4)%	1.00	#	0.85
Net investment income after expense reimbursement(3)(4)%	0.92	#	1.72
Portfolio turnover rate %	79		57

(1)	Commencement of operations.
(2)

Total return in calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
†	Total return calculation began June 22, 2006 the first day of the Guarantee Period. Total return from commencement of operations was 13.60%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 13 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		June 22, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.16		10.00
Income (loss) from investment operations:
Net investment income	$0.04	*	0.22	*
Net realized and unrealized gain (loss) on investments	$0.33		(0.06)
Total from investment operations	$0.37		0.16
Less distributions from:
Net investment income	$0.06		—
Net realized gains on investments	$0.00	**	—
Total distributions	$0.06		—
Net asset value, end of period	$10.47		10.16
Total Return(2)%	3.67		(0.59	)†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$78,058		107,215
Ratio of expenses to average net assets:
Gross expense prior to expense reimbursement(3)%	1.04		1.02
Net expense after expense reimbursement(3)(4)%	1.00	#	0.73
Net investment income after expense reimbursement(3)(4)%	0.85	#	4.15
Portfolio turnover rate %	66		—

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005.
†	Total return calculation began December 21, 2006 the first day of the Guarantee Period. Total return from commencement of operations was 1.60%.
#	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 14 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		December 21, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.00		10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.23	*	(0.00	)**
Net realized and unrealized loss on investments	$(0.02)		—
Total from investment operations	$0.21		(0.00	)**
Net asset value, end of period	$10.21		10.00
Total Return(2)%	(0.10	)††	— †
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$138,928		85
Ratio of expenses to average net assets:
Gross expense prior to expense reimbursement(3)%	0.76		—
Net expense after expense reimbursement(3)(4)%	0.71		0.58
Net investment income after expense reimbursement(3)(4)%	4.53		(0.58)
Portfolio turnover rate (loss)%	5		—

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount is more than $(0.005).
†	As of December 31, 2006, the Portfolio was in its offering period. Total return calculation will begin on the commencement date of the Guarantee Period (June 21, 2007.) Total return from commencement of operations was 0.00%.
††	Total return calculation began on June 21, 2007 the first day of the Guarantee Period. Total return for the six months ended June 30, 2007 was 2.10%.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 —  ORGANIZATION

Organization. The ING Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on July 15, 1999 and is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”) as a diversified open-end management investment company. There are fifteen separate investment Series which comprise the Trust. The fourteen that are in this report are as follows: ING GET U.S. Core Portfolio Series 1 (“Series 1”), ING GET U.S. Core Portfolio Series 2 (“Series 2”), ING GET U.S. Core Portfolio Series 3 (“Series 3”), ING GET U.S. Core Portfolio Series 4 (“Series 4”), ING GET U.S. Core Portfolio Series 5 (“Series 5”), ING GET U.S. Core Portfolio Series 6 (“Series 6”), ING GET U.S. Core Portfolio Series 7 (“Series 7”), ING GET U.S. Core Portfolio Series 8 (“Series 8”), ING GET U.S. Core Portfolio Series 9 (“Series 9”), ING GET U.S. Core Portfolio Series 10 (“Series 10”), ING GET U.S. Core Portfolio Series 11 (“Series 11”), ING GET U.S. Core Portfolio Series 12 (“Series 12”), ING GET U.S. Core Portfolio Series 13 (“Series 13”) and ING GET U.S. Core Portfolio Series 14 (“Series 14”) (each, a “Series” and collectively, “the Series”).

During the Guarantee Period, the Series seek to achieve maximum total return and minimal exposure of the Series’ assets to a market value loss by participating, to the extent possible, in favorable equity market performance.

If during the Guarantee Period the equity markets experience a major decline, the Series’ assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The insurance companies offering these Series currently are ING Life Insurance & Annuity Company (“ILIAC”) and ING USA Annuity and Life Insurance Company (“ING USA”). The insurance companies offering these Series guarantee Contract holders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges (the “Guarantee”). The value of dividends and distributions made by the Series throughout the Guarantee Period is included in determining whether, for purposes of the Guarantee, the value of a shareholder’s investment on the Maturity

Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. The following information is related to the Series:

	Offering Period	Guarantee Period	Maturity Date
Series 1*	06/13/03 — 09/11/03	09/12/03 — 09/12/08	09/12/08
Series 2*	09/12/03 — 12/11/03	12/12/03 — 12/12/08	12/12/08
Series 3*	12/12/03 —03/11/04	03/12/04 — 03/13/09	03/13/09
Series 4*	03/12/04 — 06/10/04	06/11/04 — 06/12/09	06/12/09
Series 5*	06/11/04 — 09/09/04	09/10/04 — 09/09/11	09/09/11
Series 6*	09/10/04 — 12/09/04	12/10/04 — 12/09/11	12/09/11
Series 7*	12/10/04 — 03/08/05	03/09/05 — 03/08/12	03/08/12
Series 8*	03/09/05 — 06/07/05	06/08/05 — 06/07/12	06/07/12
Series 9*	06/08/05 — 09/06/05	09/07/05 — 09/06/12	09/06/12
Series 10*	09/07/05 — 12/05/05	12/06/05 — 12/05/12	12/05/12
Series 11*	12/06/05 — 03/01/06	03/02/06 — 02/28/13	02/28/13
Series 12*	03/02/06 — 06/21/06	06/22/06 — 06/20/13	06/20/13
Series 13*	06/22/06 — 12/20/06	12/21/06 — 12/19/13	12/19/13
Series 14*	12/21/06 — 06/20/07	06/21/07 — 06/19/14	06/19/14

*	Closed to new investors.

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At June 30, 2007, separate accounts of ILIAC and ING USA and their affiliates held all the shares outstanding of the Series.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Series in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.

Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Series’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Series’ Board of Trustees (the “Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Series calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of a Series’ Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Series related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on the price of a foreign security on the principal foreign exchange where it trades as of the time the Series determines its NAV or if the foreign exchange closes prior to the time the Series determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Series’ NAV may not take place contemporaneously with the determination of the prices of securities held by the Series in foreign securities markets. Further, the value of the Series’ assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Series. In calculating the Series’ NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Series closes but before the time that the Series’ NAV in calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Series determines its NAV. In such a case, the Series will use the fair value of such securities as determined under the Series’ valuation procedures. Events after the close of trading on a foreign market that could require the Series to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Series calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Series could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Series is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Series to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Series determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Series’ NAV. Investments in securities maturing in 60 days or less

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.	Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date.

C.	Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Forward Foreign Currency Contracts. The Series may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Series agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Series’ net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. At December 31, 2006, the Series did not have any open forward foreign currency contracts.

E.

Distributions to Shareholders. Dividends from net investment income and net realized gains, if any, are declared and paid annually by the Series. Distributions are determined annually in accordance with federal tax principles, which may differ from U.S. generally accepted accounting principles for investment companies. The Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date. The characteristics of income and gains are determined in accordance with income tax regulations, which

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may differ from accounting principles generally accepted in the United States of America for investment companies.

F.	Federal Income Taxes. It is the Series’ policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.	Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Series will receive as collateral cash or securities whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Series. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Series in the event the Series is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.	Delayed Delivery Transactions. A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Series’ Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Series are required to hold liquid assets as collateral with the Series’ custodian sufficient to cover the purchase price.

J.	Organization Expenses and Offering Costs. Costs incurred with the organization of the Series were expensed as incurred. Costs incurred with the offering of shares of the Series are deferred and amortized over a twelve-month period starting on the first day of the Guarantee Period on a straight-line basis.

K.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Series and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2007, the cost of purchases and proceeds of sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Series 1	$28,916,616	$26,030,974
Series 2	21,040,602	23,823,833
Series 3	15,759,461	15,665,354
Series 4	24,735,876	22,070,258
Series 5	17,925,773	18,152,094
Series 6	37,696,929	41,154,481
Series 7	23,216,411	37,980,387
Series 8	13,517,358	21,623,383
Series 9	13,873,182	18,796,348
Series 10	21,237,890	20,036,917
Series 11	19,646,086	20,470,017
Series 12	41,848,705	47,960,944
Series 13	63,296,589	92,782,525
Series 14	96,977,007	7,325,875

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

U.S. government securities not included above were as follows:

	Purchases	Sales
Series 1	$16,042,004	$32,652,574
Series 2	18,543,532	28,339,481
Series 3	18,482,587	42,560,649
Series 4	—	13,477,544
Series 5	6,954,313	12,249,725
Series 6	20,098,806	28,730,961
Series 7	13,253,979	10,771,008
Series 8	13,905,186	17,028,885
Series 9	10,865,157	13,903,749
Series 10	—	3,882,482
Series 11	12,071,702	19,854,214
Series 14	49,125,034	212,832

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATION FEES

Each of the Series has entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (the “Investment Adviser”). The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.

Effective November 1, 2006, certain ING Funds sub-advised by ING IM are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment Management fees paid by the funds will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market with respect to assets invested by the funds. As of June 30, 2007, the Series waived the following amounts, which are not subject to recoupment:

Series 1	$56
Series 2	49
Series 3	91
Series 4	49
Series 5	17
Series 6	29
Series 7	123
Series 8	10
Series 9	22
Series 10	17
Series 11	23
Series 12	27
Series 13	63

The Investment Adviser has engaged ING Investment Management Co. (“ING IM”), to serve as sub-adviser to each Series. ING IM is responsible for managing the assets of each Series in accordance with its investment objective and policies, subject to such policies as the Board of the Investment Adviser may determine.

ING Funds Services, LLC (the “Administrator”) acts as the administrator and provides certain administrative and shareholder services necessary for each Series’ operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Series a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter.

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V., (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 5 — DISTRIBUTION FEES

The Series have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby ING Funds Distributor, LLC (“IFD” or the “Distributor”) is compensated by the Series for expenses incurred in the distribution of each Series’ shares (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Series’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including distribution or shareholder servicing fees (“Servicing Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, the Series pays the Distributor a Distribution Fee rate of 0.25% based on average daily net assets.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2007, the Series had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Accrued Recoupment	Total
Series 1	$51,188	$4,693	$21,334	$491	$77,706
Series 2	38,463	3,527	16,033	—	58,023
Series 3	54,236	4,973	22,606	—	81,815
Series 4	25,186	2,310	10,498	—	37,994
Series 5	17,370	1,593	7,240	—	26,203
Series 6	35,021	3,211	14,597	6,082	58,911
Series 7	24,873	2,280	10,366	375	37,894
Series 8	15,818	1,450	6,592	—	23,860
Series 9	12,567	1,152	5,237	984	19,940
Series 10	13,265	1,216	5,529	—	20,010
Series 11	14,074	1,291	5,868	2,614	23,847
Series 12	25,931	2,378	10,807	—	39,116
Series 13	43,334	3,974	18,065	15,452	80,825
Series 14	32,551	4,201	19,095	—	55,847

The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of the Series who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy agreement.

At June 30, 2007, the following indirect, wholly owned subsidiaries of ING Groep owned the following Series:

ING Life Insurance and Annuity Company — Series 1 (16.10%); Series 2 (18.21%); Series 3 (46.41%); Series 4 (9.49%); Series 5 (10.39%); Series 6 (56.51%); Series 7 (53.91%); Series 8 (60.32%); Series 9 (62.62%); Series 10 (67.09%); Series 11 (63.93%); Series 12 (91.45%); and Series 13 (47.62%).

ING USA Annuity and Life Insurance Company — Series 1 (80.63%); Series 2 (74.83%); Series 3 (50.93%); Series 4 (84.24%); Series 5 (78.07%); Series 6 (41.02%); Series 7 (39.23%); Series 8 (34.08%); Series 9 (35.58%); Series 10 (29.01%); Series 11 (35.04%); Series 12 (8.42%); Series 13 (51.44%); and Series 14 (70.62%).

ReliaStar Life Insurance Company of New York — Series 2 (6.97%); Series 4 (6.27%); Series 5 (11.53%); Series 7 (6.85%); and Series 14 (7.64%).

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2007, the Series had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

	Payable for Custody Fees	Payable for Professional Fees	Payable for Shareholder Reporting Expense	Payable for Offering Expenses
Series 1	$11,296	$20,569	$13,365	$—
Series 3	15,217	18,875	14,437	—
Series 4	9,278	10,896	7,173	—
Series 5	9,537	9,153	10,086	—
Series 7	12,730	13,168	9,517	—
Series 10	8,945	9,714	13,515	—
Series 11	14,861	4,832	5,401	7,233
Series 12	8,494	6,462	—	—
Series 13	—	11,676	17,914	—

NOTE 8 — EXPENSE LIMITATIONS

ING Investments, LLC has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Series whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses (and “Acquired Fund Fees and Expenses” stemming from investments in other investment companies) to 0.65% during the Offering Period and 1.00% during the Guarantee Period.

The Investment Adviser may at a later date recoup from a Series for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Series’ expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees, are reflected on the accompanying Statements of Operations for each Series. Amounts payable by the Investment Adviser are reflected in the Statements of Assets and Liabilities for each Series.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATIONS (continued)

As of June 30, 2007, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2008	2009	2010	Total
Series 1	$—	$—	$6,441	$6,441
Series 2	—	—	1,685	1,685
Series 3	—	—	5,920	5,920
Series 4	—	3,050	—	3,050
Series 5	17,315	21,696	266	39,277
Series 7	—	—	22,451	22,451
Series 8	947	14,270	19,858	35,075
Series 9	—	38,087	18,636	56,723
Series 10	—	19,908	42,196	62,104
Series 11	—	11,263	37,886	49,149
Series 12	—	647	65,202	65,849
Series 13	—	—	57,005	57,005
Series 14	—	—	9,082	9,082

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Series 1		Series 2
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
(Number of Shares)
Dividends reinvested	423,680	609,556	277,916	413,426
Shares redeemed	(1,351,818)	(4,939,906)	(1,208,856)	(4,243,635)

Net decrease in shares outstanding	(928,138)	(4,330,350)	(930,940)	(3,830,209)

($)
Dividends reinvested	$4,435,927	$5,924,887	$2,868,092	$3,997,826
Shares redeemed	(14,227,733)	(49,626,519)	(12,532,754)	(42,573,997)

Net decrease	$(9,791,806)	$(43,701,632)	$(9,664,662)	$(38,576,171)

	Series 3		Series 4
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
(Number of Shares)
Dividends reinvested	270,502	404,682	244,496	284,829
Shares redeemed	(2,257,392)	(6,015,901)	(1,016,438)	(1,642,472)

Net decrease in shares outstanding	(1,986,890)	(5,611,219)	(771,942)	(1,357,643)

($)
Dividends reinvested	$2,842,976	$3,949,694	$2,625,885	$2,842,589
Shares redeemed	(23,633,450)	(60,611,583)	(11,076,702)	(17,083,194)

Net decrease	$(20,790,474)	$(56,661,889)	$(8,450,817)	$(14,240,605)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Series 5		Series 6
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
(Number of Shares)
Dividends reinvested	189,307	239,014	490,437	311,858
Shares redeemed	(354,395)	(1,345,150)	(1,071,024)	(4,791,859)

Net decrease in shares outstanding	(165,088)	(1,106,136)	(580,587)	(4,480,001)

($)
Dividends reinvested	$2,103,201	$2,380,582	$5,360,481	$3,143,528
Shares redeemed	(3,957,622)	(14,257,722)	(11,943,117)	(50,157,566)

Net decrease	$(1,854,421)	$(11,877,140)	$(6,582,636)	$(47,014,038)

	Series 7		Series 8
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
(Number of Shares)
Dividends reinvested	260,282	173,113	186,226	97,978
Shares redeemed	(1,129,028)	(3,660,560)	(1,026,514)	(1,454,894)

Net decrease in shares outstanding	(868,746)	(3,487,447)	(840,288)	(1,356,916)

($)
Dividends reinvested	$2,889,128	$1,732,860	$2,067,107	$983,695
Shares redeemed	(12,609,179)	(38,403,731)	(11,444,507)	(15,185,745)

Net decrease	$(9,720,051)	$(36,670,871)	$(9,377,400)	$(14,202,050)

	Series 9		Series 10
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
(Number of Shares)
Dividends reinvested	117,242	47,260	91,271	26,027
Shares redeemed	(732,523)	(1,372,243)	(242,748)	(1,193,870)

Net decrease in shares outstanding	(615,281)	(1,324,983)	(151,477)	(1,167,843)

($)
Dividends reinvested	$1,306,080	$470,241	$1,019,500	$258,706
Shares redeemed	(8,203,545)	(14,292,233)	(2,692,093)	(12,278,534)

Net decrease	$(6,897,465)	$(13,821,992)	$(1,672,593)	$(12,019,828)

	Series 11		Series 12
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	March 2, 2006(1) to December 31, 2006
(Number of Shares)
Shares sold	—	2,535,040	—	6,991,806
Dividends reinvested	130,703	5,335	160,972	—
Shares redeemed	(798,153)	(1,831,927)	(512,344)	(2,160,015)

Net increase (decrease) in shares outstanding	(667,450)	708,448	(351,372)	4,831,791

($)
Shares sold	$—	$25,561,609	$—	$70,369,417
Dividends reinvested	1,428,589	52,607	1,893,033	—
Shares redeemed	(8,835,068)	(19,005,866)	(5,956,380)	(22,395,553)

Net increase (decrease)	$(7,406,479)	$6,608,350	$(4,063,347)	$47,973,864

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Series 13		Series 14
	Six Months Ended June 30, 2007	June 22, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	December 21, 2006(1) to December 31, 2006
(Number of Shares)
Shares sold	—	11,453,014	15,554,316	8,525
Dividends reinvested	53,979	—	—	—
Shares redeemed	(3,148,630)	(902,690)	(1,957,116)	—

Net increase (decrease) in shares outstanding	(3,094,651)	10,550,324	13,597,200	8,525

($)
Shares sold	$—	$116,423,613	$158,080,046	$85,252
Dividends reinvested	573,801	—	—	—
Shares redeemed	(32,814,593)	(9,161,034)	(19,887,625)	—

Net increase (decrease)	$(32,240,792)	$107,262,579	$138,192,421	$85,252

(1)	Commencement of operations

NOTE 10 — LINE OF CREDIT

The Series, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The Series did not utilize the line of credit during the six months ended June 30, 2007.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Series 1	$2,896,853	$1,539,074	$4,309,254	$1,615,633
Series 2	2,431,274	436,818	3,956,946	40,880
Series 3	2,842,976	—	3,949,694	—
Series 4	1,669,834	956,051	2,713,598	128,991
Series 5	840,548	1,262,653	2,067,413	313,169
Series 6	2,219,444	3,141,037	2,791,648	351,880
Series 7	1,510,025	1,379,103	1,732,860	—
Series 8	1,559,747	507,360	983,695	—
Series 9	1,026,173	279,907	470,241	—
Series 10	994,663	24,837	258,706	—
Series 11	1,426,566	2,023	52,607	—
Series 12	1,890,392	2,641	—	—
Series 13	571,994	1,807	—	—

The tax-basis components of distributable earnings as of December 31, 2006 were:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Losses Deferred
Series 1	$2,895,228	$1,538,660	$4,718,329	$—
Series 2	2,431,053	436,225	2,076,786	—
Series 3	2,841,330	—	1,253,918	(87,854)
Series 4	1,669,414	955,856	3,156,371	—
Series 5	840,047	1,262,343	2,900,586	—
Series 6	2,219,068	3,140,928	5,192,740	—
Series 7	1,509,533	1,378,744	4,279,699	—
Series 8	1,559,338	507,175	2,582,147	—
Series 9	1,025,808	279,809	1,793,791	—
Series 10	994,462	24,767	1,533,419	—
Series 11	1,426,137	1,827	1,664,290	—
Series 12	1,889,690	2,460	5,041,258	—
Series 13	571,394	1,291	(619,316)	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the “SEC”) has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar year-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds’ semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolio’s. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolios is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, IFD, the distributor of certain ING Funds, settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004, ING Investments reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•

Aeltus Investment Management, Inc. (a predecessor entity to ING IM) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•

ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•

In 1998, Gloden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•

ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

•

The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•

ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the “NYAG Agreement”) regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust (“NYSUT”) and the sale of their products to NYSUT members. Under the terms of the NYGA Agreement, the affiliate of ING Investments, without admitting or denying the NYAG’s findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG’s office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the “One-Page Disclosure”). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the “NH Agreement”) to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau’s claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

ING GET U.S. CORE PORTFOLIO SERIES 1	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 58.9%
Advertising: 0.1%
2,600		Omnicom Group	$137,592

			137,592

Aerospace/Defense: 1.4%
3,450		Boeing Co.	331,752
2,300		General Dynamics Corp.	179,906
500		Goodrich Corp.	29,780
650		L-3 Communications Holdings, Inc.	63,304
2,160		Lockheed Martin Corp.	203,321
1,243		Northrop Grumman Corp.	96,792
3,365		Raytheon Co.	181,340
5,300		United Technologies Corp.	375,929

			1,462,124

Agriculture: 0.9%
9,600		Altria Group, Inc.	673,344
2,770		Archer-Daniels-Midland Co.	91,659
980		Reynolds American, Inc.	63,896
1,200		UST, Inc.	64,452

			893,351

Apparel: 0.3%
2,600	@	Coach, Inc.	123,214
2,240		Nike, Inc.	130,570
400		Polo Ralph Lauren Corp.	39,244

			293,028

Auto Manufacturers: 0.3%
9,700		Ford Motor Co.	91,374
2,100		General Motors Corp.	79,380

Shares			Value

1,500		Paccar, Inc.	$130,560

			301,314

Auto Parts & Equipment: 0.1%
900	@	Goodyear Tire & Rubber Co.	31,284
700		Johnson Controls, Inc.	81,039

			112,323

Banks: 3.6%
20,920		Bank of America Corp.	1,022,779
3,200	@	Bank of New York Co., Inc.	132,608
2,360		BB&T Corp.	96,005
1,751		Capital One Financial Corp.	137,348
1,200		Comerica, Inc.	71,364
500		Compass Bancshares, Inc.	34,490
1,200		Fifth Third Bancorp.	47,724
4,950		Huntington Bancshares, Inc.	112,563
3,850		Keycorp.	132,171
1,300		Marshall & Ilsley Corp.	61,919
2,500		Mellon Financial Corp.	110,000
2,460		National City Corp.	81,967
500		Northern Trust Corp.	32,120
1,000		PNC Financial Services Group, Inc.	71,580
4,636		Regions Financial Corp.	153,452
1,500		State Street Corp.	102,600
1,100		SunTrust Banks, Inc.	94,314
5,200		US Bancorp.	171,340
9,486		Wachovia Corp.	486,158
16,700		Wells Fargo & Co.	587,339

			3,739,841

Beverages: 1.2%
2,900		Anheuser-Busch Cos., Inc.	151,264
8,900		Coca-Cola Co.	465,559
1,950		Pepsi Bottling Group, Inc.	65,676
7,670		PepsiCo, Inc.	497,400

			1,179,899

Biotechnology: 0.5%
5,100	@	Amgen, Inc.	281,979
1,300	@	Biogen Idec, Inc.	69,550
1,460	@	Celgene Corp.	83,702
1,350	@	Genzyme Corp.	86,940

			522,171

Building Materials: 0.1%
600		American Standard Cos., Inc.	35,388
3,250		Masco Corp.	92,528

			127,916

Chemicals: 1.0%
350		Air Products & Chemicals, Inc.	28,130
700		Ashland, Inc.	44,765
4,000		Dow Chemical Co.	176,880
800		Ecolab, Inc.	34,160
3,200		EI DuPont de Nemours & Co.	162,688
1,300		International Flavors & Fragrances, Inc.	67,782
2,680		Monsanto Co.	181,007
1,350		PPG Industries, Inc.	102,749
700		Praxair, Inc.	50,393
950		Sherwin-Williams Co.	63,147
1,800		Sigma-Aldrich Corp.	76,806

			988,507

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.1%
800		Consol Energy, Inc.	$36,888
1,110		Peabody Energy Corp.	53,702

			90,590

Commercial Services: 0.4%
800	@	Apollo Group, Inc.	46,744
1,800	@	Convergys Corp.	43,632
850		Equifax, Inc.	37,757
1,720		McKesson Corp.	102,581
1,000		Moody’s Corp.	62,200
750		Robert Half International, Inc.	27,375
1,200		RR Donnelley & Sons Co.	52,212
2,870		Western Union Co.	59,782

			432,283

Computers: 2.6%
400	@	Affiliated Computer Services, Inc.	22,688
4,000	@	Apple, Inc.	488,160
300	@	Cognizant Technology Solutions Corp.	22,527
900	@	Computer Sciences Corp.	53,235
11,400	@	Dell, Inc.	325,470
2,800		Electronic Data Systems Corp.	77,644
11,700	@	EMC Corp.	211,770
12,400		Hewlett-Packard Co.	553,288
6,500		International Business Machines Corp.	684,125
750	@	Lexmark International, Inc.	36,983
700	@	NCR Corp.	36,778
1,950	@	Network Appliance, Inc.	56,940
1,000	@	Sandisk Corp.	48,940
14,000	@	Sun Microsystems, Inc.	73,640

			2,692,188

Cosmetics/Personal Care: 1.1%
1,300		Avon Products, Inc.	47,775
2,150		Colgate-Palmolive Co.	139,428
800		Estee Lauder Cos., Inc.	36,408
15,176		Procter & Gamble Co.	928,619

			1,152,230

Distribution/Wholesale: 0.0%
550		WW Grainger, Inc.	51,178

			51,178

Diversified Financial Services: 4.8%
5,200		American Express Co.	318,136
1,240		Ameriprise Financial, Inc.	78,827
600		Bear Stearns Cos., Inc.	84,000
4,050		Charles Schwab Corp.	83,106
150		Chicago Mercantile Exchange Holdings, Inc.	80,154
1,150		CIT Group, Inc.	63,055
21,750		Citigroup, Inc.	1,115,558
2,708		Countrywide Financial Corp.	98,436
1,200	@	E*Trade Financial Corp.	26,508
3,900		Fannie Mae	254,787
700		Franklin Resources, Inc.	92,729
3,000		Freddie Mac	182,100
2,050		Goldman Sachs Group, Inc.	444,338
1,200		Janus Capital Group, Inc.	33,408
16,900		JP Morgan Chase & Co.	818,805
300		Legg Mason, Inc.	29,514
2,520		Lehman Brothers Holdings, Inc.	187,790
4,500		Merrill Lynch & Co., Inc.	376,110

Shares			Value

5,350		Morgan Stanley	$448,758
1,800		SLM Corp.	103,644
600		T. Rowe Price Group, Inc.	31,134

			4,950,897

Electric: 2.0%
2,660	@	AES Corp.	58,201
1,250		American Electric Power Co., Inc.	56,300
1,700		CMS Energy Corp.	29,240
1,150		Constellation Energy Group, Inc.	100,246
1,800		Dominion Resources, Inc.	155,358
2,300		DTE Energy Co.	110,906
1,800		Duke Energy Corp.	32,940
3,100		Edison International	173,972
2,200		Entergy Corp.	236,170
3,200		Exelon Corp.	232,320
2,510		FirstEnergy Corp.	162,472
3,100		FPL Group, Inc.	175,894
2,800		PG&E Corp.	126,840
700		PPL Corp.	32,753
1,600		Public Service Enterprise Group, Inc.	140,448
1,800		TECO Energy, Inc.	30,924
2,140		TXU Corp.	144,022

			1,999,006

Electrical Components & Equipment: 0.1%
2,800		Emerson Electric Co.	131,040

			131,040

Electronics: 0.2%
1,350	@	Agilent Technologies, Inc.	51,894
1,300		Tektronix, Inc.	43,862
2,200	@	Thermo Electron Corp.	113,784
550	@	Waters Corp.	32,648

			242,188

Engineering & Construction: 0.0%
300		Fluor Corp.	33,411

			33,411

Entertainment: 0.0%
1,050		International Game Technology	41,685

			41,685

Environmental Control: 0.2%
2,200	@	Allied Waste Industries, Inc.	29,612
3,400		Waste Management, Inc.	132,770

			162,382

Food: 1.0%
1,550		Campbell Soup Co.	60,156
800	@	Dean Foods Co.	25,496
3,200		General Mills, Inc.	186,944
600		Hershey Co.	30,372
3,550		HJ Heinz Co.	168,519
1,100		Kellogg Co.	56,969
5,451		Kraft Foods, Inc.	192,148
3,500		Kroger Co.	98,455
2,000		Safeway, Inc.	68,060
700		Supervalu, Inc.	32,424
800		Sysco Corp.	26,392
600		Whole Foods Market, Inc.	22,980
500		WM Wrigley Jr. Co.	27,655

			996,570

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Forest Products & Paper: 0.2%
2,200		International Paper Co.	$85,910
1,000		Temple-Inland, Inc.	61,530
400		Weyerhaeuser Co.	31,572

			179,012

Gas: 0.1%
700		KeySpan Corp.	29,386
1,500		Sempra Energy	88,845

			118,231

Hand/Machine Tools: 0.1%
650		Black & Decker Corp.	57,402
750		Snap-On, Inc.	37,883
850		Stanley Works	51,595

			146,880

Healthcare - Products: 1.7%
3,300		Baxter International, Inc.	185,922
1,240		Becton Dickinson & Co.	92,380
1,000		Biomet, Inc.	45,720
4,600	@	Boston Scientific Corp.	70,564
600		CR Bard, Inc.	49,578
14,100		Johnson & Johnson	868,842
4,700		Medtronic, Inc.	243,742
1,100	@	St. Jude Medical, Inc.	45,639
1,100		Stryker Corp.	69,399
500	@	Varian Medical Systems, Inc.	21,255
1,000	@	Zimmer Holdings, Inc.	84,890

			1,777,931

Healthcare - Services: 0.8%
2,540		Aetna, Inc.	125,476
910	@	Coventry Health Care, Inc.	52,462
900	@	Humana, Inc.	54,819
450	@	Laboratory Corp. of America Holdings	35,217
6,520		UnitedHealth Group, Inc.	333,433
2,770	@	WellPoint, Inc.	221,129

			822,536

Home Builders: 0.1%
1,000		Centex Corp.	40,100
1,100		KB Home	43,307
600		Lennar Corp.	21,936

			105,343

Home Furnishings: 0.1%
300		Harman International Industries, Inc.	35,040
300		Whirlpool Corp.	33,360

			68,400

Household Products/Wares: 0.2%
400		Clorox Co.	24,840
2,750		Kimberly-Clark Corp.	183,948

			208,788

Housewares: 0.0%
1,200		Newell Rubbermaid, Inc.	35,316

			35,316

Insurance: 3.3%
1,840	@@	ACE Ltd.	115,037
2,350		Aflac, Inc.	120,790
3,730		Allstate Corp.	229,432
350		AMBAC Financial Group, Inc.	30,517

Shares			Value

12,100		American International Group, Inc.	$847,363
1,650		AON Corp.	70,307
700		Assurant, Inc.	41,244
2,680		Chubb Corp.	145,095
1,530		Cigna Corp.	79,897
3,000		Genworth Financial, Inc.	103,200
1,800		Hartford Financial Services Group, Inc.	177,318
1,128		Lincoln National Corp.	80,032
1,760		Loews Corp.	89,725
2,000		Marsh & McLennan Cos., Inc.	61,760
800		MBIA, Inc.	49,776
3,940		Metlife, Inc.	254,051
400		MGIC Investment Corp.	22,744
1,850		Principal Financial Group	107,837
4,420		Progressive Corp.	105,771
2,530		Prudential Financial, Inc.	245,992
630		Safeco Corp.	39,224
600		Torchmark Corp.	40,200
3,170		Travelers Cos., Inc.	169,595
1,100		UnumProvident Corp.	28,721
1,000	@@	XL Capital Ltd.	84,290

			3,339,918

Internet: 1.1%
1,500	@	Amazon.com, Inc.	102,615
5,350	@	eBay, Inc.	172,163
1,000	@	Google, Inc.	523,380
1,200	@	IAC/InterActiveCorp.	41,532
5,059	@	Symantec Corp.	102,192
1,200	@	VeriSign, Inc.	38,076
5,500	@	Yahoo!, Inc.	149,215

			1,129,173

Iron/Steel: 0.2%
400		Allegheny Technologies, Inc.	41,952
1,800		Nucor Corp.	105,570
700		United States Steel Corp.	76,125

			223,647

Leisure Time: 0.2%
1,850		Carnival Corp.	90,225
1,200		Harley-Davidson, Inc.	71,532

			161,757

Lodging: 0.2%
800		Harrah’s Entertainment, Inc.	68,208
900		Hilton Hotels Corp.	30,123
1,000		Marriott International, Inc.	43,240
600		Starwood Hotels & Resorts Worldwide, Inc.	40,242

			181,813

Machinery - Construction & Mining: 0.3%
3,300		Caterpillar, Inc.	258,390
400	@	Terex Corp.	32,520

			290,910

Machinery - Diversified: 0.3%
900		Cummins, Inc.	91,089
1,200		Deere & Co.	144,888
650		Rockwell Automation, Inc.	45,136

			281,113

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Media: 1.7%
3,375		CBS Corp. - Class B	$112,455
2,000		Clear Channel Communications, Inc.	75,640
11,100	@	Comcast Corp. - Class A	312,132
4,400	@	DIRECTV Group, Inc.	101,684
1,300		Gannett Co., Inc.	71,435
2,520		McGraw-Hill Cos., Inc.	171,562
11,300		News Corp., Inc. - Class A	239,673
13,000		Time Warner, Inc.	273,520
2,700	@	Viacom - Class B	112,401
9,350		Walt Disney Co.	319,209

			1,789,711

Metal Fabricate/Hardware: 0.0%
300		Precision Castparts Corp.	36,408

			36,408

Mining: 0.3%
3,900		Alcoa, Inc.	158,067
1,762		Freeport-McMoRan Copper & Gold, Inc.	145,929
1,300		Newmont Mining Corp.	50,778

			354,774

Miscellaneous Manufacturing: 3.2%
3,550		3M Co.	308,105
1,200		Cooper Industries Ltd.	68,508
1,050		Danaher Corp.	79,275
2,600		Eastman Kodak Co.	72,358
1,550		Eaton Corp.	144,150
43,750		General Electric Co.	1,674,727
3,400		Honeywell International, Inc.	191,352
2,600		Illinois Tool Works, Inc.	140,894
1,400		ITT Corp.	95,592
700		Pall Corp.	32,193
1,050		Parker Hannifin Corp.	102,806
300		Textron, Inc.	33,033
9,100	@	Tyco International Ltd.	307,489

			3,250,482

Office/Business Equipment: 0.1%
5,300	@	Xerox Corp.	97,944

			97,944

Oil & Gas: 5.4%
2,400		Anadarko Petroleum Corp.	124,776
900		Apache Corp.	73,431
1,800		Chesapeake Energy Corp.	62,280
10,776		Chevron Corp.	907,770
8,034		ConocoPhillips	630,669
2,300		Devon Energy Corp.	180,067
1,100		ENSCO International, Inc.	67,111
500		EOG Resources, Inc.	36,530
26,800		ExxonMobil Corp.	2,247,984
1,000		Hess Corp.	58,960
4,300		Marathon Oil Corp.	257,828
500		Murphy Oil Corp.	29,720
1,300	@, @@	Nabors Industries Ltd.	43,394
700		Noble Corp.	68,264
4,300		Occidental Petroleum Corp.	248,884
900		Sunoco, Inc.	71,712
1,300	@	Transocean, Inc.	137,774

Shares			Value

2,750		Valero Energy Corp.	$203,115
1,200		XTO Energy, Inc.	72,120

			5,522,389

Oil & Gas Services: 0.9%
1,200		Baker Hughes, Inc.	100,956
5,400		Halliburton Co.	186,300
1,200	@	National Oilwell Varco, Inc.	125,088
5,000		Schlumberger Ltd.	424,700
800	@	Weatherford International Ltd.	44,192

			881,236

Packaging & Containers: 0.2%
600		Ball Corp.	31,902
800		Bemis Co.	26,544
2,100	@	Pactiv Corp.	66,969
1,600		Sealed Air Corp.	49,632

			175,047

Pharmaceuticals: 3.3%
5,800		Abbott Laboratories	310,590
1,620		AmerisourceBergen Corp.	80,141
500	@	Barr Pharmaceuticals, Inc.	25,115
8,700		Bristol-Myers Squibb Co.	274,572
1,770		Cardinal Health, Inc.	125,033
3,800		Eli Lilly & Co.	212,344
820	@	Express Scripts, Inc.	41,008
1,800	@	Forest Laboratories, Inc.	82,170
4,000	@	Gilead Sciences, Inc.	155,080
1,500	@	King Pharmaceuticals, Inc.	30,690
1,100	@	Medco Health Solutions, Inc.	85,789
9,850		Merck & Co., Inc.	490,530
1,800		Mylan Laboratories	32,742
32,450		Pfizer, Inc.	829,747
7,300		Schering-Plough Corp.	222,212
1,000	@	Watson Pharmaceuticals, Inc.	32,530
5,950		Wyeth	341,173

			3,371,466

Pipelines: 0.2%
2,600		El Paso Corp.	44,798
800		Questar Corp.	42,280
2,400		Spectra Energy Corp.	62,304
2,450		Williams Cos., Inc.	77,469

			226,851

Real Estate Investment Trusts: 0.5%
350		Apartment Investment & Management Co.	17,647
850		Archstone-Smith Trust	50,244
600		Boston Properties, Inc.	61,278
710		Developers Diversified Realty Corp.	37,424
600		Equity Residential	27,378
1,700		Host Hotels & Resorts, Inc.	39,304
800		Kimco Realty Corp.	30,456
1,200		Prologis	68,280
800		Simon Property Group, Inc.	74,432
600		Vornado Realty Trust	65,904

			472,347

Retail: 3.3%
500	@	Autozone, Inc.	68,310
700	@	Bed Bath & Beyond, Inc.	25,193
2,105		Best Buy Co., Inc.	98,240

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Retail (continued)
900	@	Big Lots, Inc.	$26,478
2,400		Costco Wholesale Corp.	140,448
5,555		CVS Corp.	202,480
840		Darden Restaurants, Inc.	36,952
1,300		Dollar General Corp.	28,496
1,550		Family Dollar Stores, Inc.	53,196
2,800		Gap, Inc.	53,480
7,920		Home Depot, Inc.	311,652
1,250		JC Penney Co., Inc.	90,475
1,350	@	Kohl’s Corp.	95,891
6,900		Lowe’s Cos., Inc.	211,761
3,126		Macy’s, Inc.	124,352
6,300		McDonald’s Corp.	319,788
1,600		Nordstrom, Inc.	81,792
950	@	Office Depot, Inc.	28,785
1,300		RadioShack Corp.	43,082
420	@	Sears Holding Corp.	71,190
2,385		Staples, Inc.	56,596
2,900	@	Starbucks Corp.	76,096
3,700		Target Corp.	235,320
2,350		TJX Cos., Inc.	64,625
4,640		Walgreen Co.	202,026
10,400		Wal-Mart Stores, Inc.	500,344
1,100		Wendy’s International, Inc.	40,425
2,700		Yum! Brands, Inc.	88,344

			3,375,817

Savings & Loans: 0.3%
2,400		Hudson City Bancorp., Inc.	29,328
1,300		Sovereign Bancorp., Inc.	27,482
4,949		Washington Mutual, Inc.	211,025

			267,835

Semiconductors: 1.5%
2,000	@	Advanced Micro Devices, Inc.	28,600
2,200		Altera Corp.	48,686
1,200		Analog Devices, Inc.	45,168
3,750		Applied Materials, Inc.	74,513
1,500	@	Broadcom Corp.	43,875
25,610		Intel Corp.	608,494
1,400		KLA-Tencor Corp.	76,930
1,400		Linear Technology Corp.	50,652
2,700	@	LSI Logic Corp.	20,277
1,150		Maxim Integrated Products	38,422
1,000	@	MEMC Electronic Materials, Inc.	61,120
2,800	@	Micron Technology, Inc.	35,084
1,150		National Semiconductor Corp.	32,511
1,200	@	Novellus Systems, Inc.	34,044
1,300	@	Nvidia Corp.	53,703
1,800	@	Teradyne, Inc.	31,644
5,800		Texas Instruments, Inc.	218,254
1,200		Xilinx, Inc.	32,124

			1,534,101

Software: 2.3%
2,300	@	Adobe Systems, Inc.	92,345
1,220	@	Autodesk, Inc.	57,438
2,750		Automatic Data Processing, Inc.	133,293
1,300	@	BMC Software, Inc.	39,390
3,150		CA, Inc.	81,365
1,400	@	Citrix Systems, Inc.	47,138
3,550	@	Compuware Corp.	42,103
1,150	@	Electronic Arts, Inc.	54,418

Shares			Value

3,570		First Data Corp.	$116,632
1,150	@	Fiserv, Inc.	65,320
2,300	@	Intuit, Inc.	69,184
36,650		Microsoft Corp.	1,080,076
3,700	@	Novell, Inc.	28,823
16,510	@	Oracle Corp.	325,412
1,900		Paychex, Inc.	74,328

			2,307,265

Telecommunications: 3.8%
1,200	@@	Allergan, Inc.	69,168
1,400		Alltel Corp.	94,570
27,975		AT&T, Inc.	1,160,963
2,150	@	Avaya, Inc.	36,206
1,300		CenturyTel, Inc.	63,765
28,350	@	Cisco Systems, Inc.	789,548
3,800		Citizens Communications Co.	58,026
7,550	@	Corning, Inc.	192,903
887		Embarq Corp.	56,209
2,200	@	Juniper Networks, Inc.	55,374
10,400		Motorola, Inc.	184,080
7,350		Qualcomm, Inc.	318,917
7,500	@	Qwest Communications International, Inc.	72,750
11,552		Sprint Nextel Corp.	239,242
2,700	@	Tellabs, Inc.	29,052
11,700		Verizon Communications, Inc.	481,689

			3,902,462

Toys/Games/Hobbies: 0.1%
1,300		Hasbro, Inc.	40,833
2,800		Mattel, Inc.	70,812

			111,645

Transportation: 0.9%
1,100		Burlington Northern Santa Fe Corp.	93,654
500		CH Robinson Worldwide, Inc.	26,260
1,860		CSX Corp.	83,849
1,500		FedEx Corp.	166,455
1,900		Norfolk Southern Corp.	99,883
1,150		Union Pacific Corp.	132,423
4,000		United Parcel Service, Inc.	292,000

			894,524

		Total Common Stock (Cost $54,204,994)	60,376,786

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 39.0%
Federal Home Loan Bank: 12.5%
$13,550,000	Z	5.340%, due 09/12/08	12,728,518

			12,728,518

Federal Home Loan Mortgage Corporation: 10.5%
11,500,000	^^	5.200%, due 10/15/08	10,770,728

			10,770,728

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

Other U.S. Agency Obligations: 16.0%
$17,600,000	Z	Tennessee Valley Authority, 5.280%, due 11/13/08	$16,400,683

			16,400,683

		Total U.S. Government Agency Obligations (Cost $40,778,194)	39,899,929

U.S. TREASURY OBLIGATIONS: 1.6%
U.S. Treasury STRIP: 1.6%
1,747,000	^^	5.020%, due 08/15/08	1,653,221

		Total U.S. Treasury Obligations (Cost $1,654,544)	1,653,221

		Total Long-Term Investments (Cost $96,637,732)	101,929,936

SHORT-TERM INVESTMENTS: 0.6%
Repurchase Agreement: 0.6%
565,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $565,250 to be received upon repurchase (Collateralized by $1,195,000 Resolution Funding Corporation, Discount Note, Market Value $577,352, due 10/15/20)		565,000

	Total Short-Term Investments (Cost $565,000)		565,000

	Total Investments in Securities (Cost $97,202,732)*	100.1%	$102,494,936
	Other Assets and Liabilities - Net	(0.1)	(56,999)

	Net Assets	100.0%	$102,437,937

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $97,875,073.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,374,669
Gross Unrealized Depreciation	(1,754,806)

Net Unrealized Appreciation	$4,619,863

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 46.2%
Advertising: 0.1%
1,600		Omnicom Group	$84,672

			84,672

Aerospace/Defense: 1.1%
1,760		Boeing Co.	169,242
1,350		General Dynamics Corp.	105,597
300		Goodrich Corp.	17,868
400		L-3 Communications Holdings, Inc.	38,956
1,210		Lockheed Martin Corp.	113,897
808		Northrop Grumman Corp.	62,919
1,924		Raytheon Co.	103,684
2,780		United Technologies Corp.	197,185

			809,348

Agriculture: 0.7%
5,410		Altria Group, Inc.	379,457
1,750		Archer-Daniels-Midland Co.	57,908
840		Reynolds American, Inc.	54,768
900		UST, Inc.	48,339

			540,472

Apparel: 0.2%
1,660	@	Coach, Inc.	78,667
1,280		Nike, Inc.	74,611
300		Polo Ralph Lauren Corp.	29,433

			182,711

Shares			Value

Auto Manufacturers: 0.3%
7,570		Ford Motor Co.	$71,309
1,300		General Motors Corp.	49,140
1,000		Paccar, Inc.	87,040

			207,489

Auto Parts & Equipment: 0.1%
600	@	Goodyear Tire & Rubber Co.	20,856
450		Johnson Controls, Inc.	52,097

			72,953

Banks: 2.9%
11,744		Bank of America Corp.	574,164
1,760	@	Bank of New York Co., Inc.	72,934
1,611		BB&T Corp.	65,535
1,109		Capital One Financial Corp.	86,990
840		Comerica, Inc.	49,955
300		Compass Bancshares, Inc.	20,694
700		Fifth Third Bancorp.	27,839
3,060		Huntington Bancshares, Inc.	69,584
2,620		Keycorp.	89,945
900		Marshall & Ilsley Corp.	42,867
1,600		Mellon Financial Corp.	70,400
1,640		National City Corp.	54,645
300		Northern Trust Corp.	19,272
730		PNC Financial Services Group, Inc.	52,253
2,649		Regions Financial Corp.	87,682
930		State Street Corp.	63,612
690		SunTrust Banks, Inc.	59,161
2,960		US Bancorp.	97,532
5,239		Wachovia Corp.	268,499
9,520		Wells Fargo & Co.	334,818

			2,208,381

Beverages: 0.9%
1,850		Anheuser-Busch Cos., Inc.	96,496
5,020		Coca-Cola Co.	262,596
1,180		Pepsi Bottling Group, Inc.	39,742
4,290		PepsiCo, Inc.	278,207

			677,041

Biotechnology: 0.4%
2,940	@	Amgen, Inc.	162,553
900	@	Biogen Idec, Inc.	48,150
810	@	Celgene Corp.	46,437
800	@	Genzyme Corp.	51,520

			308,660

Building Materials: 0.1%
400		American Standard Cos., Inc.	23,592
2,100		Masco Corp.	59,787

			83,379

Chemicals: 0.8%
200		Air Products & Chemicals, Inc.	16,074
700		Ashland, Inc.	44,765
2,360		Dow Chemical Co.	104,359
600		Ecolab, Inc.	25,620
1,800		EI DuPont de Nemours & Co.	91,512
920		International Flavors & Fragrances, Inc.	47,969
1,500		Monsanto Co.	101,310
890		PPG Industries, Inc.	67,738
600		Praxair, Inc.	43,194

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Chemicals (continued)
680		Sherwin-Williams Co.	$45,200
1,200		Sigma-Aldrich Corp.	51,204

			638,945

Coal: 0.1%
400		Consol Energy, Inc.	18,444
640		Peabody Energy Corp.	30,963

			49,407

Commercial Services: 0.4%
700	@	Apollo Group, Inc.	40,901
1,100	@	Convergys Corp.	26,664
580		Equifax, Inc.	25,764
1,010		McKesson Corp.	60,236
580		Moody’s Corp.	36,076
650		Robert Half International, Inc.	23,725
800		RR Donnelley & Sons Co.	34,808
1,838		Western Union Co.	38,286

			286,460

Computers: 2.1%
300	@	Affiliated Computer Services, Inc.	17,016
2,300	@	Apple, Inc.	280,692
300	@	Cognizant Technology Solutions Corp.	22,527
700	@	Computer Sciences Corp.	41,405
6,420	@	Dell, Inc.	183,291
2,000		Electronic Data Systems Corp.	55,460
6,740	@	EMC Corp.	121,994
6,970		Hewlett-Packard Co.	311,001
3,690		International Business Machines Corp.	388,373
340	@	Lexmark International, Inc.	16,765
390	@	NCR Corp.	20,491
1,360	@	Network Appliance, Inc.	39,712
700	@	Sandisk Corp.	34,258
10,000	@	Sun Microsystems, Inc.	52,600

			1,585,585

Cosmetics/Personal Care: 0.9%
900		Avon Products, Inc.	33,075
1,170		Colgate-Palmolive Co.	75,875
600		Estee Lauder Cos., Inc.	27,306
8,687		Procter & Gamble Co.	531,558

			667,814

Distribution/Wholesale: 0.0%
350		WW Grainger, Inc.	32,568

			32,568

Diversified Financial Services: 3.7%
2,890		American Express Co.	176,810
838		Ameriprise Financial, Inc.	53,272
350		Bear Stearns Cos., Inc.	49,000
2,850		Charles Schwab Corp.	58,482
90		Chicago Mercantile Exchange Holdings, Inc.	48,092
800		CIT Group, Inc.	43,864
12,240		Citigroup, Inc.	627,790
1,760		Countrywide Financial Corp.	63,976
900	@	E*Trade Financial Corp.	19,881
2,320		Fannie Mae	151,566
480		Franklin Resources, Inc.	63,586

Shares			Value

1,500		Freddie Mac	$91,050
1,090		Goldman Sachs Group, Inc.	236,258
800		Janus Capital Group, Inc.	22,272
9,400		JP Morgan Chase & Co.	455,430
200		Legg Mason, Inc.	19,676
1,500		Lehman Brothers Holdings, Inc.	111,780
2,510		Merrill Lynch & Co., Inc.	209,786
3,030		Morgan Stanley	254,156
1,100		SLM Corp.	63,338
400		T. Rowe Price Group, Inc.	20,756

			2,840,821

Electric: 1.5%
1,180	@	AES Corp.	25,818
790		American Electric Power Co., Inc.	35,582
1,100		CMS Energy Corp.	18,920
590		Constellation Energy Group, Inc.	51,430
1,000		Dominion Resources, Inc.	86,310
1,400		DTE Energy Co.	67,508
1,000		Duke Energy Corp.	18,300
1,630		Edison International	91,476
1,200		Entergy Corp.	128,820
1,800		Exelon Corp.	130,680
1,370		FirstEnergy Corp.	88,680
1,700		FPL Group, Inc.	96,458
1,790		PG&E Corp.	81,087
400		PPL Corp.	18,716
1,050		Public Service Enterprise Group, Inc.	92,169
1,200		TECO Energy, Inc.	20,616
1,000		TXU Corp.	67,300

			1,119,870

Electrical Components & Equipment: 0.1%
1,820		Emerson Electric Co.	85,176

			85,176

Electronics: 0.2%
1,030	@	Agilent Technologies, Inc.	39,593
800		Tektronix, Inc.	26,992
1,350	@	Thermo Electron Corp.	69,822
300	@	Waters Corp.	17,808

			154,215

Engineering & Construction: 0.0%
200		Fluor Corp.	22,274

			22,274

Entertainment: 0.0%
650		International Game Technology	25,805

			25,805

Environmental Control: 0.1%
1,500	@	Allied Waste Industries, Inc.	20,190
2,130		Waste Management, Inc.	83,177

			103,367

Food: 0.7%
800		Campbell Soup Co.	31,048
500	@	Dean Foods Co.	15,935
1,700		General Mills, Inc.	99,314
400		Hershey Co.	20,248
1,950		HJ Heinz Co.	92,567
700		Kellogg Co.	36,253
2,613		Kraft Foods, Inc.	92,108

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Food (continued)
2,150		Kroger Co.	$60,480
1,300		Safeway, Inc.	44,239
400		Supervalu, Inc.	18,528
500		Sysco Corp.	16,495
400		Whole Foods Market, Inc.	15,320
300		WM Wrigley Jr. Co.	16,593

			559,128

Forest Products & Paper: 0.1%
1,400		International Paper Co.	54,670
400		Temple-Inland, Inc.	24,612
400		Weyerhaeuser Co.	31,572

			110,854

Gas: 0.1%
400		KeySpan Corp.	16,792
910		Sempra Energy	53,899

			70,691

Hand/Machine Tools: 0.1%
290		Black & Decker Corp.	25,610
600		Snap-On, Inc.	30,306
550		Stanley Works	33,385

			89,301

Healthcare - Products: 1.3%
1,810		Baxter International, Inc.	101,975
600		Becton Dickinson & Co.	44,700
600		Biomet, Inc.	27,432
3,300	@	Boston Scientific Corp.	50,622
400		CR Bard, Inc.	33,052
7,670		Johnson & Johnson	472,625
2,700		Medtronic, Inc.	140,022
700	@	St. Jude Medical, Inc.	29,043
800		Stryker Corp.	50,472
300	@	Varian Medical Systems, Inc.	12,753
700	@	Zimmer Holdings, Inc.	59,423

			1,022,119

Healthcare - Services: 0.7%
1,620		Aetna, Inc.	80,028
780	@	Coventry Health Care, Inc.	44,967
790	@	Humana, Inc.	48,119
200	@	Laboratory Corp. of America Holdings	15,652
3,640		UnitedHealth Group, Inc.	186,150
1,650	@	WellPoint, Inc.	131,720

			506,636

Home Builders: 0.1%
700		Centex Corp.	28,070
700		KB Home	27,559
400		Lennar Corp.	14,624

			70,253

Home Furnishings: 0.1%
200		Harman International Industries, Inc.	23,360
150		Whirlpool Corp.	16,680

			40,040

Household Products/Wares: 0.2%
300		Clorox Co.	18,630
1,540		Kimberly-Clark Corp.	103,011

			121,641

Shares			Value

Housewares: 0.0%
700		Newell Rubbermaid, Inc.	$20,601

			20,601

Insurance: 2.6%
1,050	@@	ACE Ltd.	65,646
1,720		Aflac, Inc.	88,408
2,130		Allstate Corp.	131,016
170		AMBAC Financial Group, Inc.	14,822
6,570		American International Group, Inc.	460,097
950		AON Corp.	40,480
400		Assurant, Inc.	23,568
1,780		Chubb Corp.	96,369
810		Cigna Corp.	42,298
2,000		Genworth Financial, Inc.	68,800
1,100		Hartford Financial Services Group, Inc.	108,361
814		Lincoln National Corp.	57,753
1,120		Loews Corp.	57,098
1,300		Marsh & McLennan Cos., Inc.	40,144
290		MBIA, Inc.	18,044
2,280		Metlife, Inc.	147,014
330		MGIC Investment Corp.	18,764
1,300		Principal Financial Group	75,777
3,220		Progressive Corp.	77,055
1,540		Prudential Financial, Inc.	149,734
550		Safeco Corp.	34,243
390		Torchmark Corp.	26,130
1,760		Travelers Cos., Inc.	94,160
700		UnumProvident Corp.	18,277
700	@@	XL Capital Ltd.	59,003

			2,013,061

Internet: 0.8%
1,000	@	Amazon.com, Inc.	68,410
2,960	@	eBay, Inc.	95,253
500	@	Google, Inc.	261,690
700	@	IAC/InterActiveCorp.	24,227
3,301	@	Symantec Corp.	66,680
800	@	VeriSign, Inc.	25,384
3,200	@	Yahoo!, Inc.	86,816

			628,460

Iron/Steel: 0.2%
300		Allegheny Technologies, Inc.	31,464
1,170		Nucor Corp.	68,621
360		United States Steel Corp.	39,150

			139,235

Leisure Time: 0.1%
1,280		Carnival Corp.	62,426
840		Harley-Davidson, Inc.	50,072

			112,498

Lodging: 0.2%
500		Harrah’s Entertainment, Inc.	42,630
500		Hilton Hotels Corp.	16,735
680		Marriott International, Inc.	29,403
430		Starwood Hotels & Resorts Worldwide, Inc.	28,840

			117,608

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Machinery - Construction & Mining: 0.2%
1,800		Caterpillar, Inc.	$140,940
300	@	Terex Corp.	24,390

			165,330

Machinery - Diversified: 0.2%
600		Cummins, Inc.	60,726
700		Deere & Co.	84,518
420		Rockwell Automation, Inc.	29,165

			174,409

Media: 1.4%
1,785		CBS Corp. - Class B	59,476
1,400		Clear Channel Communications, Inc.	52,948
5,700	@	Comcast Corp. - Class A	160,284
2,800	@	DIRECTV Group, Inc.	64,708
800		Gannett Co., Inc.	43,960
1,420		McGraw-Hill Cos., Inc.	96,674
6,350		News Corp., Inc. - Class A	134,684
7,500		Time Warner, Inc.	157,800
1,700	@	Viacom - Class B	70,771
6,030		Walt Disney Co.	205,864

			1,047,169

Metal Fabricate/Hardware: 0.0%
200		Precision Castparts Corp.	24,272

			24,272

Mining: 0.3%
2,300		Alcoa, Inc.	93,219
915		Freeport-McMoRan Copper & Gold, Inc.	75,780
900		Newmont Mining Corp.	35,154

			204,153

Miscellaneous Manufacturing: 2.5%
2,020		3M Co.	175,316
780		Cooper Industries Ltd.	44,530
890		Danaher Corp.	67,195
1,550		Eastman Kodak Co.	43,137
1,030		Eaton Corp.	95,790
24,520		General Electric Co.	938,620
1,960		Honeywell International, Inc.	110,309
1,700		Illinois Tool Works, Inc.	92,123
960		ITT Corp.	65,549
400		Pall Corp.	18,396
660		Parker Hannifin Corp.	64,621
200		Textron, Inc.	22,022
5,300	@	Tyco International Ltd.	179,087

			1,916,695

Office/Business Equipment: 0.1%
2,680	@	Xerox Corp.	49,526

			49,526

Oil & Gas: 4.1%
1,640		Anadarko Petroleum Corp.	85,264
600		Apache Corp.	48,954
1,100		Chesapeake Energy Corp.	38,060
6,113		Chevron Corp.	514,959
4,466		ConocoPhillips	350,581
1,150		Devon Energy Corp.	90,034
800		ENSCO International, Inc.	48,808
280		EOG Resources, Inc.	20,457

Shares			Value

14,920		ExxonMobil Corp.	$1,251,490
600		Hess Corp.	35,376
2,320		Marathon Oil Corp.	139,107
300		Murphy Oil Corp.	17,832
800	@, @@	Nabors Industries Ltd.	26,704
400		Noble Corp.	39,008
2,380		Occidental Petroleum Corp.	137,754
500		Sunoco, Inc.	39,840
1,000	@	Transocean, Inc.	105,980
1,700		Valero Energy Corp.	125,562
800		XTO Energy, Inc.	48,080

			3,163,850

Oil & Gas Services: 0.6%
800		Baker Hughes, Inc.	67,304
3,000		Halliburton Co.	103,500
600	@	National Oilwell Varco, Inc.	62,544
2,800		Schlumberger Ltd.	237,832
500	@	Weatherford International Ltd.	27,620

			498,800

Packaging & Containers: 0.2%
320		Ball Corp.	17,014
1,000		Bemis Co.	33,180
1,200	@	Pactiv Corp.	38,268
900		Sealed Air Corp.	27,918

			116,380

Pharmaceuticals: 2.5%
3,000		Abbott Laboratories	160,650
900		AmerisourceBergen Corp.	44,523
400	@	Barr Pharmaceuticals, Inc.	20,092
5,000		Bristol-Myers Squibb Co.	157,800
1,080		Cardinal Health, Inc.	76,291
2,100		Eli Lilly & Co.	117,348
620	@	Express Scripts, Inc.	31,006
1,210	@	Forest Laboratories, Inc.	55,237
2,600	@	Gilead Sciences, Inc.	100,802
1,000	@	King Pharmaceuticals, Inc.	20,460
800	@	Medco Health Solutions, Inc.	62,392
5,580		Merck & Co., Inc.	277,884
1,200		Mylan Laboratories	21,828
18,340		Pfizer, Inc.	468,954
4,300		Schering-Plough Corp.	130,892
600	@	Watson Pharmaceuticals, Inc.	19,518
3,180		Wyeth	182,341

			1,948,018

Pipelines: 0.2%
1,900		El Paso Corp.	32,737
600		Questar Corp.	31,710
2,000		Spectra Energy Corp.	51,920
1,800		Williams Cos., Inc.	56,916

			173,283

Real Estate Investment Trusts: 0.4%
300		Apartment Investment & Management Co.	15,126
540		Archstone-Smith Trust	31,919
400		Boston Properties, Inc.	40,852
330		Developers Diversified Realty Corp.	17,394
400		Equity Residential	18,252
1,000		Host Hotels & Resorts, Inc.	23,120

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Real Estate Investment Trusts (continued)
500		Kimco Realty Corp.	$19,035
700		Prologis	39,830
400		Simon Property Group, Inc.	37,216
300		Vornado Realty Trust	32,952

			275,696

Retail: 2.6%
350	@	Autozone, Inc.	47,817
400	@	Bed Bath & Beyond, Inc.	14,396
1,585		Best Buy Co., Inc.	73,972
600	@	Big Lots, Inc.	17,652
1,330		Costco Wholesale Corp.	77,832
3,453		CVS Corp.	125,862
610		Darden Restaurants, Inc.	26,834
800		Dollar General Corp.	17,536
1,000		Family Dollar Stores, Inc.	34,320
2,030		Gap, Inc.	38,773
4,410		Home Depot, Inc.	173,534
900		JC Penney Co., Inc.	65,142
900	@	Kohl’s Corp.	63,927
3,960		Lowe’s Cos., Inc.	121,532
1,704		Macy’s, Inc.	67,785
3,550		McDonald’s Corp.	180,198
760		Nordstrom, Inc.	38,851
630	@	Office Depot, Inc.	19,089
800		RadioShack Corp.	26,512
230	@	Sears Holding Corp.	38,985
1,750		Staples, Inc.	41,528
2,110	@	Starbucks Corp.	55,366
2,100		Target Corp.	133,560
1,590		TJX Cos., Inc.	43,725
2,510		Walgreen Co.	109,285
5,840		Wal-Mart Stores, Inc.	280,962
700		Wendy’s International, Inc.	25,725
1,560		Yum! Brands, Inc.	51,043

			2,011,743

Savings & Loans: 0.2%
1,400		Hudson City Bancorp., Inc.	17,108
900		Sovereign Bancorp., Inc.	19,026
2,786		Washington Mutual, Inc.	118,795

			154,929

Semiconductors: 1.2%
1,300	@	Advanced Micro Devices, Inc.	18,590
1,260		Altera Corp.	27,884
850		Analog Devices, Inc.	31,994
2,460		Applied Materials, Inc.	48,880
1,000	@	Broadcom Corp.	29,250
14,910		Intel Corp.	354,262
900		KLA-Tencor Corp.	49,455
1,000		Linear Technology Corp.	36,180
1,800	@	LSI Logic Corp.	13,518
770		Maxim Integrated Products	25,726
700	@	MEMC Electronic Materials, Inc.	42,784
1,800	@	Micron Technology, Inc.	22,554
740		National Semiconductor Corp.	20,920
750	@	Novellus Systems, Inc.	21,278
800	@	Nvidia Corp.	33,048
1,100	@	Teradyne, Inc.	19,338
3,300		Texas Instruments, Inc.	124,179
800		Xilinx, Inc.	21,416

			941,256

Shares			Value

Software: 1.8%
1,360	@	Adobe Systems, Inc.	$54,604
840	@	Autodesk, Inc.	39,547
1,830		Automatic Data Processing, Inc.	88,700
850	@	BMC Software, Inc.	25,755
2,240		CA, Inc.	57,859
800	@	Citrix Systems, Inc.	26,936
2,190	@	Compuware Corp.	25,973
790	@	Electronic Arts, Inc.	37,383
2,238		First Data Corp.	73,115
550	@	Fiserv, Inc.	31,240
1,640	@	Intuit, Inc.	49,331
20,660		Microsoft Corp.	608,850
2,400	@	Novell, Inc.	18,696
9,680	@	Oracle Corp.	190,793
1,050		Paychex, Inc.	41,076

			1,369,858

Telecommunications: 2.9%
600	@@	Allergan, Inc.	34,584
900		Alltel Corp.	60,795
15,311		AT&T, Inc.	635,407
1,380	@	Avaya, Inc.	23,239
860		CenturyTel, Inc.	42,183
16,060	@	Cisco Systems, Inc.	447,271
1,900		Citizens Communications Co.	29,013
4,240	@	Corning, Inc.	108,332
652		Embarq Corp.	41,317
1,300	@	Juniper Networks, Inc.	32,721
5,900		Motorola, Inc.	104,430
4,280		Qualcomm, Inc.	185,709
4,300	@	Qwest Communications International, Inc.	41,710
7,054		Sprint Nextel Corp.	146,088
1,800	@	Tellabs, Inc.	19,368
6,550		Verizon Communications, Inc.	269,664

			2,221,831

Toys/Games/Hobbies: 0.1%
800		Hasbro, Inc.	25,128
1,800		Mattel, Inc.	45,522

			70,650

Transportation: 0.7%
700		Burlington Northern Santa Fe Corp.	59,598
400		CH Robinson Worldwide, Inc.	21,008
1,220		CSX Corp.	54,998
950		FedEx Corp.	105,422
1,150		Norfolk Southern Corp.	60,456
800		Union Pacific Corp.	92,120
2,000		United Parcel Service, Inc.	146,000

			539,602

		Total Common Stock (Cost $ 32,912,164 )	35,476,989

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 46.4%
Federal Home Loan Mortgage Corporation: 14.0%
$11,700,000	^^	5.190%, due 03/15/09	$10,733,720

			10,733,720

Federal National Mortgage Corporation: 32.4%
26,900,000	^^	5.310%, due 12/15/08	24,941,250

			24,941,250

		Total U.S. Government Agency Obligations (Cost $36,591,637)	35,674,970

U.S. TREASURY OBLIGATIONS: 6.8%
U.S. Treasury STRIP: 6.8%
5,618,000	^	4.940%, due 11/15/08	5,256,937

			5,256,937

		Total U.S. Treasury Obligations (Cost $5,265,730)	5,256,937

		Total Long-Term Investments (Cost $74,769,531)	76,408,896

Shares
SHORT-TERM INVESTMENTS: 1.0%
Mutual Fund: 0.5%
400,000	**	ING Institutional Prime Money Market Fund	400,000

		Total Mutual Fund (Cost $400,000)	400,000

Principal Amount
Repurchase Agreement: 0.5%
$370,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $370,163 to be received upon repurchase (Collateralized by $795,000 Resolution Funding Corporation, Discount Note, Market Value $378,905, due 01/15/21)		370,000

	Total Repurchase Agreement (Cost $370,000)		370,000

	Total Short-Term Investments (Cost $770,000)		770,000

	Total Investments in Securities (Cost $75,539,531)*	100.4%	$77,178,896
	Other Assets and Liabilities - Net	(0.4)	(318,790)

	Net Assets	100.0%	$76,860,106

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $75,889,892.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,777,642
Gross Unrealized Depreciation	(1,488,638)

Net Unrealized Appreciation	$1,289,004

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 45.0%
Advertising: 0.1%
2,020		Omnicom Group	$106,898

			106,898

Aerospace/Defense: 1.1%
2,580		Boeing Co.	248,093
1,800		General Dynamics Corp.	140,796
400		Goodrich Corp.	23,824
550		L-3 Communications Holdings, Inc.	53,565
1,750		Lockheed Martin Corp.	164,728
1,020		Northrop Grumman Corp.	79,427
2,713		Raytheon Co.	146,204
4,060		United Technologies Corp.	287,976

			1,144,613

Agriculture: 0.7%
7,630		Altria Group, Inc.	535,168
2,030		Archer-Daniels-Midland Co.	67,173
1,040		Reynolds American, Inc.	67,808
1,100		UST, Inc.	59,081

			729,230

Apparel: 0.2%
1,820	@	Coach, Inc.	86,250
1,520		Nike, Inc.	88,601
300		Polo Ralph Lauren Corp.	29,433

			204,284

Shares			Value

Auto Manufacturers: 0.2%
9,500		Ford Motor Co.	$89,490
1,900		General Motors Corp.	71,820
1,150		Paccar, Inc.	100,096

			261,406

Auto Parts & Equipment: 0.1%
800	@	Goodyear Tire & Rubber Co.	27,808
580		Johnson Controls, Inc.	67,147

			94,955

Banks: 2.8%
16,824		Bank of America Corp.	822,525
2,560	@	Bank of New York Co., Inc.	106,086
1,843		BB&T Corp.	74,973
1,331		Capital One Financial Corp.	104,404
1,010		Comerica, Inc.	60,065
500		Compass Bancshares, Inc.	34,490
1,000		Fifth Third Bancorp.	39,770
3,760		Huntington Bancshares, Inc.	85,502
3,150		Keycorp.	108,140
1,000		Marshall & Ilsley Corp.	47,630
1,970		Mellon Financial Corp.	86,680
2,530		National City Corp.	84,300
400		Northern Trust Corp.	25,696
850		PNC Financial Services Group, Inc.	60,843
4,240		Regions Financial Corp.	140,344
1,150		State Street Corp.	78,660
930		SunTrust Banks, Inc.	79,738
4,160		US Bancorp.	137,072
7,429		Wachovia Corp.	380,736
13,280		Wells Fargo & Co.	467,058

			3,024,712

Beverages: 0.9%
2,330		Anheuser-Busch Cos., Inc.	121,533
7,170		Coca-Cola Co.	375,063
1,580		Pepsi Bottling Group, Inc.	53,214
6,170		PepsiCo, Inc.	400,125

			949,935

Biotechnology: 0.4%
4,000	@	Amgen, Inc.	221,160
1,100	@	Biogen Idec, Inc.	58,850
1,160	@	Celgene Corp.	66,503
1,150	@	Genzyme Corp.	74,060

			420,573

Building Materials: 0.1%
500		American Standard Cos., Inc.	29,490
2,620		Masco Corp.	74,591

			104,081

Chemicals: 0.8%
350		Air Products & Chemicals, Inc.	28,130
800		Ashland, Inc.	51,160
3,180		Dow Chemical Co.	140,620
700		Ecolab, Inc.	29,890
2,600		EI DuPont de Nemours & Co.	132,184
1,030		International Flavors & Fragrances, Inc.	53,704
2,120		Monsanto Co.	143,185
1,070		PPG Industries, Inc.	81,438
600		Praxair, Inc.	43,194

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Chemicals (continued)
600		Sherwin-Williams Co.	$39,882
1,500		Sigma-Aldrich Corp.	64,005

			807,392

Coal: 0.1%
700		Consol Energy, Inc.	32,277
940		Peabody Energy Corp.	45,477

			77,754

Commercial Services: 0.3%
700	@	Apollo Group, Inc.	40,901
1,100	@	Convergys Corp.	26,664
740		Equifax, Inc.	32,871
1,300		McKesson Corp.	77,532
800		Moody’s Corp.	49,760
890		Robert Half International, Inc.	32,485
1,000		RR Donnelley & Sons Co.	43,510
2,440		Western Union Co.	50,825

			354,548

Computers: 2.0%
400	@	Affiliated Computer Services, Inc.	22,688
3,200	@	Apple, Inc.	390,528
300	@	Cognizant Technology Solutions Corp.	22,527
850	@	Computer Sciences Corp.	50,278
9,150	@	Dell, Inc.	261,233
2,400		Electronic Data Systems Corp.	66,552
9,390	@	EMC Corp.	169,959
9,880		Hewlett-Packard Co.	440,846
5,270		International Business Machines Corp.	554,668
620	@	Lexmark International, Inc.	30,572
500	@	NCR Corp.	26,270
1,710	@	Network Appliance, Inc.	49,932
900	@	Sandisk Corp.	44,046
12,200	@	Sun Microsystems, Inc.	64,172

			2,194,271

Cosmetics/Personal Care: 0.9%
1,200		Avon Products, Inc.	44,100
1,730		Colgate-Palmolive Co.	112,191
600		Estee Lauder Cos., Inc.	27,306
12,172		Procter & Gamble Co.	744,805

			928,402

Distribution/Wholesale: 0.0%
500		WW Grainger, Inc.	46,525

			46,525

Diversified Financial Services: 3.7%
4,490		American Express Co.	274,698
1,078		Ameriprise Financial, Inc.	68,528
450		Bear Stearns Cos., Inc.	63,000
3,450		Charles Schwab Corp.	70,794
130		Chicago Mercantile Exchange Holdings, Inc.	69,467
850		CIT Group, Inc.	46,606
17,540		Citigroup, Inc.	899,627
2,130		Countrywide Financial Corp.	77,426
1,200	@	E*Trade Financial Corp.	26,508
3,190		Fannie Mae	208,403
570		Franklin Resources, Inc.	75,508
2,400		Freddie Mac	145,680

Shares			Value

1,660		Goldman Sachs Group, Inc.	$359,805
1,100		Janus Capital Group, Inc.	30,624
13,700		JP Morgan Chase & Co.	663,765
300		Legg Mason, Inc.	29,514
2,060		Lehman Brothers Holdings, Inc.	153,511
3,480		Merrill Lynch & Co., Inc.	290,858
4,140		Morgan Stanley	347,263
1,450		SLM Corp.	83,491
500		T. Rowe Price Group, Inc.	25,945

			4,011,021

Electric: 1.5%
1,430	@	AES Corp.	31,288
1,030		American Electric Power Co., Inc.	46,391
1,400		CMS Energy Corp.	24,080
930		Constellation Energy Group, Inc.	81,068
1,500		Dominion Resources, Inc.	129,465
1,800		DTE Energy Co.	86,796
1,400		Duke Energy Corp.	25,620
2,490		Edison International	139,739
1,700		Entergy Corp.	182,495
2,500		Exelon Corp.	181,500
1,920		FirstEnergy Corp.	124,282
2,500		FPL Group, Inc.	141,850
2,220		PG&E Corp.	100,566
600		PPL Corp.	28,074
1,300		Public Service Enterprise Group, Inc.	114,114
1,400		TECO Energy, Inc.	24,052
1,660		TXU Corp.	111,718

			1,573,098

Electrical Components & Equipment: 0.1%
2,220		Emerson Electric Co.	103,896

			103,896

Electronics: 0.2%
1,270	@	Agilent Technologies, Inc.	48,819
1,100		Tektronix, Inc.	37,114
1,760	@	Thermo Electron Corp.	91,027
400	@	Waters Corp.	23,744

			200,704

Engineering & Construction: 0.0%
200		Fluor Corp.	22,274

			22,274

Entertainment: 0.0%
950		International Game Technology	37,715

			37,715

Environmental Control: 0.1%
1,800	@	Allied Waste Industries, Inc.	24,228
2,600		Waste Management, Inc.	101,530

			125,758

Food: 0.7%
1,000		Campbell Soup Co.	38,810
700	@	Dean Foods Co.	22,309
2,500		General Mills, Inc.	146,050
500		Hershey Co.	25,310
2,870		HJ Heinz Co.	136,239
900		Kellogg Co.	46,611
3,841		Kraft Foods, Inc.	135,395
2,700		Kroger Co.	75,951
1,750		Safeway, Inc.	59,553

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Food (continued)
500		Supervalu, Inc.	$23,160
700		Sysco Corp.	23,093
500		Whole Foods Market, Inc.	19,150
400		WM Wrigley Jr. Co.	22,124

			773,755

Forest Products & Paper: 0.1%
1,700		International Paper Co.	66,385
800		Temple-Inland, Inc.	49,224
300		Weyerhaeuser Co.	23,679

			139,288

Gas: 0.1%
600		KeySpan Corp.	25,188
1,180		Sempra Energy	69,891

			95,079

Hand/Machine Tools: 0.1%
400		Black & Decker Corp.	35,324
690		Snap-On, Inc.	34,852
670		Stanley Works	40,669

			110,845

Healthcare - Products: 1.3%
2,590		Baxter International, Inc.	145,921
970		Becton Dickinson & Co.	72,265
900		Biomet, Inc.	41,148
4,100	@	Boston Scientific Corp.	62,894
500		CR Bard, Inc.	41,315
11,310		Johnson & Johnson	696,922
3,700		Medtronic, Inc.	191,882
900	@	St. Jude Medical, Inc.	37,341
900		Stryker Corp.	56,781
500	@	Varian Medical Systems, Inc.	21,255
800	@	Zimmer Holdings, Inc.	67,912

			1,435,636

Healthcare - Services: 0.6%
1,880		Aetna, Inc.	92,872
890	@	Coventry Health Care, Inc.	51,309
900	@	Humana, Inc.	54,819
400	@	Laboratory Corp. of America Holdings	31,304
5,150		UnitedHealth Group, Inc.	263,371
2,300	@	WellPoint, Inc.	183,609

			677,284

Home Builders: 0.1%
800		Centex Corp.	32,080
800		KB Home	31,496
500		Lennar Corp.	18,280

			81,856

Home Furnishings: 0.0%
200		Harman International Industries, Inc.	23,360
200		Whirlpool Corp.	22,240

			45,600

Household Products/Wares: 0.2%
400		Clorox Co.	24,840
2,150		Kimberly-Clark Corp.	143,814

			168,654

Shares			Value

Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	$29,430

			29,430

Insurance: 2.5%
1,510	@@	ACE Ltd.	94,405
2,020		Aflac, Inc.	103,828
3,000		Allstate Corp.	184,530
340		AMBAC Financial Group, Inc.	29,645
9,690		American International Group, Inc.	678,591
1,200		AON Corp.	51,132
600		Assurant, Inc.	35,352
2,240		Chubb Corp.	121,274
1,080		Cigna Corp.	56,398
2,400		Genworth Financial, Inc.	82,560
1,600		Hartford Financial Services Group, Inc.	157,616
1,020		Lincoln National Corp.	72,369
1,370		Loews Corp.	69,843
1,800		Marsh & McLennan Cos., Inc.	55,584
380		MBIA, Inc.	23,644
3,090		Metlife, Inc.	199,243
380		MGIC Investment Corp.	21,607
1,590		Principal Financial Group	92,681
3,940		Progressive Corp.	94,284
2,040		Prudential Financial, Inc.	198,349
460		Safeco Corp.	28,640
380		Torchmark Corp.	25,460
2,580		Travelers Cos., Inc.	138,030
1,000		UnumProvident Corp.	26,110
900	@@	XL Capital Ltd.	75,861

			2,717,036

Internet: 0.8%
1,200	@	Amazon.com, Inc.	82,092
4,150	@	eBay, Inc.	133,547
800	@	Google, Inc.	418,704
1,000	@	IAC/InterActiveCorp.	34,610
4,017	@	Symantec Corp.	81,143
1,100	@	VeriSign, Inc.	34,903
4,400	@	Yahoo!, Inc.	119,372

			904,371

Iron/Steel: 0.2%
300		Allegheny Technologies, Inc.	31,464
1,440		Nucor Corp.	84,456
570		United States Steel Corp.	61,988

			177,908

Leisure Time: 0.1%
1,500		Carnival Corp.	73,155
1,250		Harley-Davidson, Inc.	74,513

			147,668

Lodging: 0.1%
700		Harrah’s Entertainment, Inc.	59,682
700		Hilton Hotels Corp.	23,429
800		Marriott International, Inc.	34,592
570		Starwood Hotels & Resorts Worldwide, Inc.	38,230

			155,933

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Machinery - Construction & Mining: 0.2%
2,600		Caterpillar, Inc.	$203,580
400	@	Terex Corp.	32,520

			236,100

Machinery - Diversified: 0.2%
700		Cummins, Inc.	70,847
1,000		Deere & Co.	120,740
530		Rockwell Automation, Inc.	36,803

			228,390

Media: 1.3%
2,730		CBS Corp. - Class B	90,964
1,800		Clear Channel Communications, Inc.	68,076
8,850	@	Comcast Corp. – Class A	248,862
2,900	@	DIRECTV Group, Inc.	67,019
1,100		Gannett Co., Inc.	60,445
1,900		McGraw-Hill Cos., Inc.	129,352
9,050		News Corp., Inc. - Class A	191,951
10,100		Time Warner, Inc.	212,504
2,100	@	Viacom - Class B	87,423
7,540		Walt Disney Co.	257,416

			1,414,012

Metal Fabricate/Hardware: 0.0%
300		Precision Castparts Corp.	36,408

			36,408

Mining: 0.3%
3,100		Alcoa, Inc.	125,643
1,365		Freeport-McMoRan Copper & Gold, Inc.	113,049
1,200		Newmont Mining Corp.	46,872

			285,564

Miscellaneous Manufacturing: 2.4%
2,870		3M Co.	249,087
980		Cooper Industries Ltd.	55,948
1,020		Danaher Corp.	77,010
1,800		Eastman Kodak Co.	50,094
1,330		Eaton Corp.	123,690
35,570		General Electric Co.	1,361,603
2,730		Honeywell International, Inc.	153,644
1,800		Illinois Tool Works, Inc.	97,542
1,060		ITT Corp.	72,377
500		Pall Corp.	22,995
860		Parker Hannifin Corp.	84,203
200		Textron, Inc.	22,022
7,300	@	Tyco International Ltd.	246,667

			2,616,882

Office/Business Equipment: 0.1%
3,420	@	Xerox Corp.	63,202

			63,202

Oil & Gas: 4.1%
1,960		Anadarko Petroleum Corp.	101,900
700		Apache Corp.	57,113
1,200		Chesapeake Energy Corp.	41,520
8,917		Chevron Corp.	751,168
6,477		ConocoPhillips	508,445
1,760		Devon Energy Corp.	137,790
1,000		ENSCO International, Inc.	61,010
420		EOG Resources, Inc.	30,685

Shares			Value

21,400		ExxonMobil Corp.	$1,795,032
600		Hess Corp.	35,376
3,420		Marathon Oil Corp.	205,063
400		Murphy Oil Corp.	23,776
1,100	@, @@	Nabors Industries Ltd.	36,718
400		Noble Corp.	39,008
3,420		Occidental Petroleum Corp.	197,950
700		Sunoco, Inc.	55,776
1,200	@	Transocean, Inc.	127,176
2,200		Valero Energy Corp.	162,492
1,000		XTO Energy, Inc.	60,100

			4,428,098

Oil & Gas Services: 0.7%
1,000		Baker Hughes, Inc.	84,130
4,200		Halliburton Co.	144,900
800	@	National Oilwell Varco, Inc.	83,392
4,200		Schlumberger Ltd.	356,748
700	@	Weatherford International Ltd.	38,668

			707,838

Packaging & Containers: 0.1%
440		Ball Corp.	23,395
700		Bemis Co.	23,226
1,800	@	Pactiv Corp.	57,402
1,300		Sealed Air Corp.	40,326

			144,349

Pharmaceuticals: 2.5%
4,700		Abbott Laboratories	251,685
1,100		AmerisourceBergen Corp.	54,417
400	@	Barr Pharmaceuticals, Inc.	20,092
7,000		Bristol-Myers Squibb Co.	220,920
1,340		Cardinal Health, Inc.	94,658
3,000		Eli Lilly & Co.	167,640
820	@	Express Scripts, Inc.	41,008
1,500	@	Forest Laboratories, Inc.	68,475
3,400	@	Gilead Sciences, Inc.	131,818
1,310	@	King Pharmaceuticals, Inc.	26,803
1,000	@	Medco Health Solutions, Inc.	77,990
8,040		Merck & Co., Inc.	400,392
1,500		Mylan Laboratories	27,285
25,780		Pfizer, Inc.	659,195
6,050		Schering-Plough Corp.	184,162
800	@	Watson Pharmaceuticals, Inc.	26,024
4,780		Wyeth	274,085

			2,726,649

Pipelines: 0.2%
2,300		El Paso Corp.	39,629
800		Questar Corp.	42,280
2,100		Spectra Energy Corp.	54,516
1,870		Williams Cos., Inc.	59,129

			195,554

Real Estate Investment Trusts: 0.4%
400		Apartment Investment & Management Co.	20,168
730		Archstone-Smith Trust	43,150
500		Boston Properties, Inc.	51,065
440		Developers Diversified Realty Corp.	23,192
500		Equity Residential	22,815
1,300		Host Hotels & Resorts, Inc.	30,056
700		Kimco Realty Corp.	26,649

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Real Estate Investment Trusts (continued)
1,000		Prologis	$56,900
600		Simon Property Group, Inc.	55,824
400		Vornado Realty Trust	43,936

			373,755

Retail: 2.5%
400	@	Autozone, Inc.	54,648
600	@	Bed Bath & Beyond, Inc.	21,594
1,825		Best Buy Co., Inc.	85,173
800	@	Big Lots, Inc.	23,536
1,880		Costco Wholesale Corp.	110,018
4,471		CVS Corp.	162,968
720		Darden Restaurants, Inc.	31,673
1,100		Dollar General Corp.	24,112
1,300		Family Dollar Stores, Inc.	44,616
2,420		Gap, Inc.	46,222
6,390		Home Depot, Inc.	251,447
1,000		JC Penney Co., Inc.	72,380
1,100	@	Kohl‘s Corp.	78,133
5,580		Lowe‘s Cos., Inc.	171,250
2,464		Macy‘s, Inc.	98,018
5,130		McDonald‘s Corp.	260,399
900		Nordstrom, Inc.	46,008
870	@	Office Depot, Inc.	26,361
1,100		RadioShack Corp.	36,454
290	@	Sears Holding Corp.	49,155
2,105		Staples, Inc.	49,952
2,480	@	Starbucks Corp.	65,075
3,260		Target Corp.	207,336
2,070		TJX Cos., Inc.	56,925
3,580		Walgreen Co.	155,873
8,370		Wal-Mart Stores, Inc.	402,681
900		Wendy‘s International, Inc.	33,075
1,860		Yum! Brands, Inc.	60,859

			2,725,941

Savings & Loans: 0.2%
2,000		Hudson City Bancorp., Inc.	24,440
1,100		Sovereign Bancorp., Inc.	23,254
3,923		Washington Mutual, Inc.	167,277

			214,971

Semiconductors: 1.2%
1,800	@	Advanced Micro Devices, Inc.	25,740
1,740		Altera Corp.	38,506
970		Analog Devices, Inc.	36,511
3,010		Applied Materials, Inc.	59,809
1,300	@	Broadcom Corp.	38,025
21,280		Intel Corp.	505,613
1,100		KLA-Tencor Corp.	60,445
1,200		Linear Technology Corp.	43,416
2,400	@	LSI Logic Corp.	18,024
1,040		Maxim Integrated Products	34,746
800	@	MEMC Electronic Materials, Inc.	48,896
2,450	@	Micron Technology, Inc.	30,699
1,050		National Semiconductor Corp.	29,684
1,050	@	Novellus Systems, Inc.	29,789
1,200	@	Nvidia Corp.	49,572
1,550	@	Teradyne, Inc.	27,249
4,700		Texas Instruments, Inc.	176,861
1,100		Xilinx, Inc.	29,447

			1,283,032

Shares			Value

Software: 1.7%
1,810	@	Adobe Systems, Inc.	$72,672
1,050	@	Autodesk, Inc.	49,434
2,260		Automatic Data Processing, Inc.	109,542
1,170	@	BMC Software, Inc.	35,451
2,740		CA, Inc.	70,774
1,100	@	Citrix Systems, Inc.	37,037
3,050	@	Compuware Corp.	36,173
970	@	Electronic Arts, Inc.	45,900
2,740		First Data Corp.	89,516
1,010	@	Fiserv, Inc.	57,368
2,060	@	Intuit, Inc.	61,965
29,020		Microsoft Corp.	855,219
3,000	@	Novell, Inc.	23,370
13,430	@	Oracle Corp.	264,705
1,210		Paychex, Inc.	47,335

			1,856,461

Telecommunications: 2.9%
800	@@	Allergan, Inc.	46,112
1,200		Alltel Corp.	81,060
22,320		AT&T, Inc.	926,280
1,850	@	Avaya, Inc.	31,154
1,060		CenturyTel, Inc.	51,993
22,590	@	Cisco Systems, Inc.	629,132
2,600		Citizens Communications Co.	39,702
5,870	@	Corning, Inc.	149,979
681		Embarq Corp.	43,155
1,900	@	Juniper Networks, Inc.	47,823
8,780		Motorola, Inc.	155,406
5,940		Qualcomm, Inc.	257,737
5,400	@	Qwest Communications International, Inc.	52,380
9,535		Sprint Nextel Corp.	197,470
2,400	@	Tellabs, Inc.	25,824
9,150		Verizon Communications, Inc.	376,706

			3,111,913

Toys/Games/Hobbies: 0.1%
1,000		Hasbro, Inc.	31,410
2,150		Mattel, Inc.	54,374

			85,784

Transportation: 0.7%
970		Burlington Northern Santa Fe Corp.	82,586
500		CH Robinson Worldwide, Inc.	26,260
1,420		CSX Corp.	64,014
1,200		FedEx Corp.	133,164
1,470		Norfolk Southern Corp.	77,278
900		Union Pacific Corp.	103,635
3,200		United Parcel Service, Inc.	233,600

			720,537

		Total Common Stock (Cost $42,637,393)	48,639,828

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.7%
Federal Home Loan Mortgage Corporation: 33.9%
$2,875,000	^	5.180%, due 03/15/09	$2,637,560
37,100,000	^^	5.190%, due 03/15/09	34,035,985

			36,673,545

Federal National Mortgage Corporation: 18.8%
2,091,000	^	5.180%, due 06/15/09	1,894,065
20,400,000	^	5.280%, due 06/15/09	18,445,129

			20,339,194

		Total U.S. Government Agency Obligations (Cost $59,232,566)	57,012,739

U.S. TREASURY OBLIGATIONS: 2.1%
U.S. Treasury STRIP: 2.1%
2,390,000	^^	5.010%, due 11/15/08	2,234,306

		Total U.S. Treasury Obligations (Cost $2,239,748 )	2,234,306

		Total Long-Term Investments (Cost $104,109,707)	107,886,873

Shares
SHORT-TERM INVESTMENTS: 0.3%
Mutual Fund: 0.1%
100,000	**	ING Institutional Prime Money Market Fund	100,000

		Total Mutual Fund (Cost $100,000)	100,000

Principal Amount			Value

Repurchase Agreement: 0.2%
$268,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $268,118 to be received upon repurchase (Collateralized by $570,000 Resolution Funding Corporation, Discount Note, Market Value $275,390, due 10/15/20)		$268,000

	Total Repurchase Agreement (Cost $268,000)		268,000

	Total Short-Term Investments (Cost $368,000)		368,000

	Total Investments in Securities (Cost $104,477,707)*	100.1%	$108,254,873
	Other Assets and Liabilities - Net	(0.1)	(158,544)

	Net Assets	100.0%	$108,096,329

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $104,957,202.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,238,269
Gross Unrealized Depreciation	(2,940,598)

Net Unrealized Appreciation	$3,297,671

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 65.9%
Advertising: 0.2%
1,400		Omnicom Group	$74,088

			74,088

Aerospace/Defense: 1.6%
1,850		Boeing Co.	177,896
1,250		General Dynamics Corp.	97,775
300		Goodrich Corp.	17,868
450		L-3 Communications Holdings, Inc.	43,826
1,160		Lockheed Martin Corp.	109,191
740		Northrop Grumman Corp.	57,624
1,859		Raytheon Co.	100,182
2,650		United Technologies Corp.	187,965

			792,327

Agriculture: 1.0%
5,200		Altria Group, Inc.	364,728
1,340		Archer-Daniels-Midland Co.	44,341
800		Reynolds American, Inc.	52,160
900		UST, Inc.	48,339

			509,568

Apparel: 0.3%
1,440	@	Coach, Inc.	68,242
1,040		Nike, Inc.	60,622
300		Polo Ralph Lauren Corp.	29,433

			158,297

Auto Manufacturers: 0.3%
5,700		Ford Motor Co.	53,694
1,100		General Motors Corp.	41,580
800		Paccar, Inc.	69,632

			164,906

Shares			Value

Auto Parts & Equipment: 0.1%
400	@	Goodyear Tire & Rubber Co.	$13,904
400		Johnson Controls, Inc.	46,308

			60,212

Banks: 4.1%
11,303		Bank of America Corp.	552,604
2,000	@	Bank of New York Co., Inc.	82,880
1,435		BB&T Corp.	58,376
869		Capital One Financial Corp.	68,164
750		Comerica, Inc.	44,603
300		Compass Bancshares, Inc.	20,694
700		Fifth Third Bancorp.	27,839
2,850		Huntington Bancshares, Inc.	64,809
1,950		Keycorp.	66,944
500		Marshall & Ilsley Corp.	23,815
1,400		Mellon Financial Corp.	61,600
1,590		National City Corp.	52,979
300		Northern Trust Corp.	19,272
700		PNC Financial Services Group, Inc.	50,106
2,837		Regions Financial Corp.	93,905
850		State Street Corp.	58,140
550		SunTrust Banks, Inc.	47,157
2,550		US Bancorp.	84,023
5,076		Wachovia Corp.	260,145
8,900		Wells Fargo & Co.	313,013

			2,051,068

Beverages: 1.3%
1,550		Anheuser-Busch Cos., Inc.	80,848
4,800		Coca-Cola Co.	251,088
1,100		Pepsi Bottling Group, Inc.	37,048
4,190		PepsiCo, Inc.	271,722

			640,706

Biotechnology: 0.6%
2,700	@	Amgen, Inc.	149,283
700	@	Biogen Idec, Inc.	37,450
850	@	Celgene Corp.	48,731
700	@	Genzyme Corp.	45,080

			280,544

Building Materials: 0.1%
300		American Standard Cos., Inc.	17,694
1,750		Masco Corp.	49,823

			67,517

Chemicals: 1.1%
250		Air Products & Chemicals, Inc.	20,093
400		Ashland, Inc.	25,580
2,250		Dow Chemical Co.	99,495
400		Ecolab, Inc.	17,080
1,500		EI DuPont de Nemours & Co.	76,260
800		International Flavors & Fragrances, Inc.	41,712
1,440		Monsanto Co.	97,258
810		PPG Industries, Inc.	61,649
400		Praxair, Inc.	28,796
450		Sherwin-Williams Co.	29,912
1,200		Sigma-Aldrich Corp.	51,204

			549,039

Coal: 0.1%
400		Consol Energy, Inc.	18,444
580		Peabody Energy Corp.	28,060

			46,504

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Commercial Services: 0.5%
400	@	Apollo Group, Inc.	$23,372
1,000	@	Convergys Corp.	24,240
410		Equifax, Inc.	18,212
750		McKesson Corp.	44,730
600		Moody’s Corp.	37,320
400		Robert Half International, Inc.	14,600
700		RR Donnelley & Sons Co.	30,457
1,500		Western Union Co.	31,245

			224,176

Computers: 2.9%
200	@	Affiliated Computer Services, Inc.	11,344
2,100	@	Apple, Inc.	256,284
210	@	Cognizant Technology Solutions Corp.	15,769
500	@	Computer Sciences Corp.	29,575
6,100	@	Dell, Inc.	174,155
1,550		Electronic Data Systems Corp.	42,982
6,200	@	EMC Corp.	112,220
6,650		Hewlett-Packard Co.	296,723
3,550		International Business Machines Corp.	373,638
400	@	Lexmark International, Inc.	19,724
400	@	NCR Corp.	21,016
1,150	@	Network Appliance, Inc.	33,580
500	@	Sandisk Corp.	24,470
8,000	@	Sun Microsystems, Inc.	42,080

			1,453,560

Cosmetics/Personal Care: 1.3%
700		Avon Products, Inc.	25,725
1,150		Colgate-Palmolive Co.	74,578
400		Estee Lauder Cos., Inc.	18,204
8,237		Procter & Gamble Co.	504,022

			622,529

Distribution/Wholesale: 0.1%
350		WW Grainger, Inc.	32,568

			32,568

Diversified Financial Services: 5.5%
3,000		American Express Co.	183,540
880		Ameriprise Financial, Inc.	55,942
280		Bear Stearns Cos., Inc.	39,200
2,700		Charles Schwab Corp.	55,404
80		Chicago Mercantile Exchange Holdings, Inc.	42,749
700		CIT Group, Inc.	38,381
11,900		Citigroup, Inc.	610,351
1,400		Countrywide Financial Corp.	50,890
700	@	E*Trade Financial Corp.	15,463
2,250		Fannie Mae	146,993
400		Franklin Resources, Inc.	52,988
1,500		Freddie Mac	91,050
1,050		Goldman Sachs Group, Inc.	227,588
700		Janus Capital Group, Inc.	19,488
9,000		JP Morgan Chase & Co.	436,050
200		Legg Mason, Inc.	19,676
1,480		Lehman Brothers Holdings, Inc.	110,290
2,350		Merrill Lynch & Co., Inc.	196,413
2,800		Morgan Stanley	234,864
1,050		SLM Corp.	60,459
300		T. Rowe Price Group, Inc.	15,567

			2,703,346

Shares			Value

Electric: 2.2%
1,500	@	AES Corp.	$32,820
650		American Electric Power Co., Inc.	29,276
900		CMS Energy Corp.	15,480
600		Constellation Energy Group, Inc.	52,302
1,000		Dominion Resources, Inc.	86,310
1,300		DTE Energy Co.	62,686
1,200		Duke Energy Corp.	21,960
1,600		Edison International	89,792
1,200		Entergy Corp.	128,820
1,700		Exelon Corp.	123,420
1,250		FirstEnergy Corp.	80,913
1,700		FPL Group, Inc.	96,458
1,450		PG&E Corp.	65,685
400		PPL Corp.	18,716
900		Public Service Enterprise Group, Inc.	79,002
1,000		TECO Energy, Inc.	17,180
1,080		TXU Corp.	72,684

			1,073,504

Electrical Components & Equipment: 0.1%
1,500		Emerson Electric Co.	70,200

			70,200

Electronics: 0.3%
800	@	Agilent Technologies, Inc.	30,752
700		Tektronix, Inc.	23,618
1,300	@	Thermo Electron Corp.	67,236
350	@	Waters Corp.	20,776

			142,382

Engineering & Construction: 0.0%
200		Fluor Corp.	22,274

			22,274

Entertainment: 0.0%
600		International Game Technology	23,820

			23,820

Environmental Control: 0.2%
1,200	@	Allied Waste Industries, Inc.	16,152
2,000		Waste Management, Inc.	78,100

			94,252

Food: 1.1%
800		Campbell Soup Co.	31,048
400	@	Dean Foods Co.	12,748
1,500		General Mills, Inc.	87,630
300		Hershey Co.	15,186
1,900		HJ Heinz Co.	90,193
600		Kellogg Co.	31,074
2,721		Kraft Foods, Inc.	95,915
2,100		Kroger Co.	59,073
1,200		Safeway, Inc.	40,836
400		Supervalu, Inc.	18,528
600		Sysco Corp.	19,794
300		Whole Foods Market, Inc.	11,490
300		WM Wrigley Jr. Co.	16,593

			530,108

Forest Products & Paper: 0.2%
1,300		International Paper Co.	50,765
300		Temple-Inland, Inc.	18,459
400		Weyerhaeuser Co.	31,572

			100,796

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Gas: 0.1%
400		KeySpan Corp.	$16,792
750		Sempra Energy	44,423

			61,215

Hand/Machine Tools: 0.1%
260		Black & Decker Corp.	22,961
400		Snap-On, Inc.	20,204
400		Stanley Works	24,280

			67,445

Healthcare - Products: 2.0%
1,750		Baxter International, Inc.	98,595
690		Becton Dickinson & Co.	51,405
500		Biomet, Inc.	22,860
2,500	@	Boston Scientific Corp.	38,350
300		CR Bard, Inc.	24,789
7,600		Johnson & Johnson	468,312
2,600		Medtronic, Inc.	134,836
600	@	St. Jude Medical, Inc.	24,894
700		Stryker Corp.	44,163
300	@	Varian Medical Systems, Inc.	12,753
600	@	Zimmer Holdings, Inc.	50,934

			971,891

Healthcare - Services: 0.8%
1,290		Aetna, Inc.	63,726
480	@	Coventry Health Care, Inc.	27,672
450	@	Humana, Inc.	27,410
200	@	Laboratory Corp. of America Holdings	15,652
3,390		UnitedHealth Group, Inc.	173,365
1,390	@	WellPoint, Inc.	110,964

			418,789

Home Builders: 0.1%
500		Centex Corp.	20,050
700		KB Home	27,559
300		Lennar Corp.	10,968

			58,577

Home Furnishings: 0.1%
200		Harman International Industries, Inc.	23,360
200		Whirlpool Corp.	22,240

			45,600

Household Products/Wares: 0.2%
200		Clorox Co.	12,420
1,500		Kimberly-Clark Corp.	100,335

			112,755

Housewares: 0.0%
700		Newell Rubbermaid, Inc.	20,601

			20,601

Insurance: 3.7%
1,180	@@	ACE Ltd.	73,774
1,350		Aflac, Inc.	69,390
1,790		Allstate Corp.	110,103
200		AMBAC Financial Group, Inc.	17,438
6,450		American International Group, Inc.	451,694
1,000		AON Corp.	42,610
400		Assurant, Inc.	23,568
1,460		Chubb Corp.	79,044
660		Cigna Corp.	34,465
1,700		Genworth Financial, Inc.	58,480

Shares			Value

1,000		Hartford Financial Services Group, Inc.	$98,510
664		Lincoln National Corp.	47,111
900		Loews Corp.	45,882
1,100		Marsh & McLennan Cos., Inc.	33,968
250		MBIA, Inc.	15,555
2,180		Metlife, Inc.	140,566
200		MGIC Investment Corp.	11,372
1,050		Principal Financial Group	61,205
2,680		Progressive Corp.	64,132
1,360		Prudential Financial, Inc.	132,233
400		Safeco Corp.	24,904
300		Torchmark Corp.	20,100
1,780		Travelers Cos., Inc.	95,230
600		UnumProvident Corp.	15,666
500	@@	XL Capital Ltd.	42,145

			1,809,145

Internet: 1.2%
900	@	Amazon.com, Inc.	61,569
2,400	@	eBay, Inc.	77,232
500	@	Google, Inc.	261,690
800	@	IAC/InterActiveCorp.	27,688
2,922	@	Symantec Corp.	59,024
700	@	VeriSign, Inc.	22,211
2,700	@	Yahoo!, Inc.	73,251

			582,665

Iron/Steel: 0.3%
200		Allegheny Technologies, Inc.	20,976
1,100		Nucor Corp.	64,515
400		United States Steel Corp.	43,500

			128,991

Leisure Time: 0.2%
1,050		Carnival Corp.	51,209
800		Harley-Davidson, Inc.	47,688

			98,897

Lodging: 0.2%
500		Harrah’s Entertainment, Inc.	42,630
500		Hilton Hotels Corp.	16,735
540		Marriott International, Inc.	23,350
350		Starwood Hotels & Resorts Worldwide, Inc.	23,475

			106,190

Machinery - Construction & Mining: 0.3%
1,800		Caterpillar, Inc.	140,940
300	@	Terex Corp.	24,390

			165,330

Machinery - Diversified: 0.3%
500		Cummins, Inc.	50,605
700		Deere & Co.	84,518
350		Rockwell Automation, Inc.	24,304

			159,427

Media: 1.9%
1,825		CBS Corp. - Class B	60,809
1,200		Clear Channel Communications, Inc.	45,384
5,450	@	Comcast Corp. – Class A	153,254
1,900	@	DIRECTV Group, Inc.	43,909
700		Gannett Co., Inc.	38,465
1,220		McGraw-Hill Cos., Inc.	83,058

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Media (continued)
6,150		News Corp., Inc. - Class A	$130,442
7,200		Time Warner, Inc.	151,488
1,400	@	Viacom - Class B	58,282
5,050		Walt Disney Co.	172,407

			937,498

Metal Fabricate/Hardware: 0.0%
200		Precision Castparts Corp.	24,272

			24,272

Mining: 0.4%
1,900		Alcoa, Inc.	77,007
871		Freeport-McMoRan Copper & Gold, Inc.	72,136
700		Newmont Mining Corp.	27,342

			176,485

Miscellaneous Manufacturing: 3.5%
1,900		3M Co.	164,901
700		Cooper Industries Ltd.	39,963
550		Danaher Corp.	41,525
1,400		Eastman Kodak Co.	38,962
850		Eaton Corp.	79,050
23,550		General Electric Co.	901,470
1,850		Honeywell International, Inc.	104,118
1,200		Illinois Tool Works, Inc.	65,028
700		ITT Corp.	47,796
400		Pall Corp.	18,396
600		Parker Hannifin Corp.	58,746
200		Textron, Inc.	22,022
5,100	@	Tyco International Ltd.	172,329

			1,754,306

Office/Business Equipment: 0.1%
2,300	@	Xerox Corp.	42,504

			42,504

Oil & Gas: 6.0%
1,300		Anadarko Petroleum Corp.	67,587
500		Apache Corp.	40,795
900		Chesapeake Energy Corp.	31,140
5,943		Chevron Corp.	500,638
4,335		ConocoPhillips	340,298
1,200		Devon Energy Corp.	93,948
500		ENSCO International, Inc.	30,505
250		EOG Resources, Inc.	18,265
14,300		ExxonMobil Corp.	1,199,484
300		Hess Corp.	17,688
2,200		Marathon Oil Corp.	131,912
200		Murphy Oil Corp.	11,888
700	@, @@	Nabors Industries Ltd.	23,366
400		Noble Corp.	39,008
2,400		Occidental Petroleum Corp.	138,912
500		Sunoco, Inc.	39,840
800	@	Transocean, Inc.	84,784
1,500		Valero Energy Corp.	110,790
700		XTO Energy, Inc.	42,070

			2,962,918

Oil & Gas Services: 0.9%
600		Baker Hughes, Inc.	50,478
2,900		Halliburton Co.	100,050
500	@	National Oilwell Varco, Inc.	52,120

Shares			Value

2,600		Schlumberger Ltd.	$220,844
400	@	Weatherford International Ltd.	22,096

			445,588

Packaging & Containers: 0.2%
300		Ball Corp.	15,951
700		Bemis Co.	23,226
1,100	@	Pactiv Corp.	35,079
1,000		Sealed Air Corp.	31,020

			105,276

Pharmaceuticals: 3.6%
2,800		Abbott Laboratories	149,940
680		AmerisourceBergen Corp.	33,640
300	@	Barr Pharmaceuticals, Inc.	15,069
4,600		Bristol-Myers Squibb Co.	145,176
880		Cardinal Health, Inc.	62,163
2,100		Eli Lilly & Co.	117,348
620	@	Express Scripts, Inc.	31,006
1,100	@	Forest Laboratories, Inc.	50,215
2,200	@	Gilead Sciences, Inc.	85,294
790	@	King Pharmaceuticals, Inc.	16,163
700	@	Medco Health Solutions, Inc.	54,593
5,200		Merck & Co., Inc.	258,960
950		Mylan Laboratories	17,281
17,300		Pfizer, Inc.	442,361
3,950		Schering-Plough Corp.	120,238
500	@	Watson Pharmaceuticals, Inc.	16,265
3,100		Wyeth	177,754

			1,793,466

Pipelines: 0.3%
1,400		El Paso Corp.	24,122
600		Questar Corp.	31,710
1,300		Spectra Energy Corp.	33,748
1,350		Williams Cos., Inc.	42,687

			132,267

Real Estate Investment Trusts: 0.5%
300		Apartment Investment & Management Co.	15,126
410		Archstone-Smith Trust	24,235
300		Boston Properties, Inc.	30,639
250		Developers Diversified Realty Corp.	13,178
300		Equity Residential	13,689
900		Host Hotels & Resorts, Inc.	20,808
300		Kimco Realty Corp.	11,421
700		Prologis	39,830
400		Simon Property Group, Inc.	37,216
200		Vornado Realty Trust	21,968

			228,110

Retail: 3.7%
300	@	Autozone, Inc.	40,986
400	@	Bed Bath & Beyond, Inc.	14,396
1,275		Best Buy Co., Inc.	59,504
600	@	Big Lots, Inc.	17,652
1,100		Costco Wholesale Corp.	64,372
3,303		CVS Corp.	120,394
450		Darden Restaurants, Inc.	19,796
600		Dollar General Corp.	13,152
900		Family Dollar Stores, Inc.	30,888
1,550		Gap, Inc.	29,605
4,270		Home Depot, Inc.	168,025
700		JC Penney Co., Inc.	50,666

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Retail (continued)
700	@	Kohl’s Corp.	$49,721
3,400		Lowe’s Cos., Inc.	104,346
1,566		Macy’s, Inc.	62,295
3,450		McDonald’s Corp.	175,122
600		Nordstrom, Inc.	30,672
500	@	Office Depot, Inc.	15,150
600		RadioShack Corp.	19,884
160	@	Sears Holding Corp.	27,120
1,400		Staples, Inc.	33,222
1,950	@	Starbucks Corp.	51,168
2,200		Target Corp.	139,920
1,500		TJX Cos., Inc.	41,250
2,400		Walgreen Co.	104,496
5,600		Wal-Mart Stores, Inc.	269,416
600		Wendy’s International, Inc.	22,050
1,200		Yum! Brands, Inc.	39,264

			1,814,532

Savings & Loans: 0.3%
1,300		Hudson City Bancorp., Inc.	15,886
700		Sovereign Bancorp., Inc.	14,798
2,576		Washington Mutual, Inc.	109,841

			140,525

Semiconductors: 1.7%
1,100	@	Advanced Micro Devices, Inc.	15,730
1,150		Altera Corp.	25,450
750		Analog Devices, Inc.	28,230
2,050		Applied Materials, Inc.	40,734
800	@	Broadcom Corp.	23,400
14,300		Intel Corp.	339,768
700		KLA-Tencor Corp.	38,465
700		Linear Technology Corp.	25,326
1,500	@	LSI Logic Corp.	11,265
600		Maxim Integrated Products	20,046
500	@	MEMC Electronic Materials, Inc.	30,560
1,550	@	Micron Technology, Inc.	19,422
650		National Semiconductor Corp.	18,376
600	@	Novellus Systems, Inc.	17,022
700	@	Nvidia Corp.	28,917
950	@	Teradyne, Inc.	16,701
2,800		Texas Instruments, Inc.	105,364
700		Xilinx, Inc.	18,739

			823,515

Software: 2.6%
1,260	@	Adobe Systems, Inc.	50,589
900	@	Autodesk, Inc.	42,372
1,450		Automatic Data Processing, Inc.	70,282
750	@	BMC Software, Inc.	22,725
1,950		CA, Inc.	50,369
800	@	Citrix Systems, Inc.	26,936
1,900	@	Compuware Corp.	22,534
650	@	Electronic Arts, Inc.	30,758
2,100		First Data Corp.	68,607
500	@	Fiserv, Inc.	28,400
1,200	@	Intuit, Inc.	36,096
19,800		Microsoft Corp.	583,506
2,000	@	Novell, Inc.	15,580
9,300	@	Oracle Corp.	183,303
900		Paychex, Inc.	35,208

			1,267,265

Shares			Value
Telecommunications: 4.3%
600	@@	Allergan, Inc.	$34,584
900		Alltel Corp.	60,795
15,051		AT&T, Inc.	624,617
1,200	@	Avaya, Inc.	20,208
850		CenturyTel, Inc.	41,693
15,100	@	Cisco Systems, Inc.	420,535
1,600		Citizens Communications Co.	24,432
3,950	@	Corning, Inc.	100,923
352		Embarq Corp.	22,306
1,200	@	Juniper Networks, Inc.	30,204
5,510		Motorola, Inc.	97,527
4,000		Qualcomm, Inc.	173,560
4,500	@	Qwest Communications International, Inc.	43,650
6,846		Sprint Nextel Corp.	141,781
1,500	@	Tellabs, Inc.	16,140
6,300		Verizon Communications, Inc.	259,371

			2,112,326

Toys/Games/Hobbies: 0.1%
700		Hasbro, Inc.	21,987
1,350		Mattel, Inc.	34,142

			56,129

Transportation: 1.0%
550		Burlington Northern Santa Fe Corp.	46,827
300		CH Robinson Worldwide, Inc.	15,756
980		CSX Corp.	44,178
850		FedEx Corp.	94,325
1,000		Norfolk Southern Corp.	52,570
650		Union Pacific Corp.	74,848
2,000		United Parcel Service, Inc.	146,000

			474,504

		Total Common Stock (Cost $29,687,182)	32,587,295

Principal Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS: 30.1%
Federal National Mortgage Corporation: 30.1%
$16,500,000	^	5.280%, due 06/15/09	$14,918,855

		Total U.S. Government Agency Obligations (Cost $ 15,105,247 )	14,918,855

U.S. TREASURY OBLIGATIONS: 3.8%
U.S. Treasury STRIP: 3.8%
2,065,000	^^	4.587%, due 08/15/09	1,863,250

		Total U.S. Treasury Obligations (Cost $1,858,096)	1,863,250

		Total Long-Term Investments (Cost $46,650,525)	49,369,400

Shares
SHORT-TERM INVESTMENTS: 0.3%
Mutual Fund: 0.1%
20,000	**	ING Institutional Prime Money Market Fund	20,000

		Total Mutual Fund (Cost $20,000)	20,000

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
Repurchase Agreement: 0.2%
$110,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $110,049 to be received upon repurchase (Collateralized by $240,000 Resolution Funding Corporation, Discount Note, Market Value $114,386, due 01/15/21)		$110,000

	Total Repurchase Agreement (Cost $110,000)		110,000

	Total Short-Term Investments (Cost $130,000)		130,000

	Total Investments in Securities (Cost $46,780,525)*	100.1%	$49,499,400
	Other Assets and Liabilities - Net	(0.1)	(29,975)

	Net Assets	100.0%	$49,469,425

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $47,084,662.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,057,101
Gross Unrealized Depreciation	(642,363)

Net Unrealized Appreciation	$2,414,738

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 98.8%
Advertising: 0.2%
1,360		Omnicom Group	$71,971

			71,971

Aerospace/Defense: 2.4%
1,980		Boeing Co.	190,397
1,300		General Dynamics Corp.	101,686
300		Goodrich Corp.	17,868
450		L-3 Communications Holdings, Inc.	43,826
1,230		Lockheed Martin Corp.	115,780
710		Northrop Grumman Corp.	55,288
1,923		Raytheon Co.	103,630
2,630		United Technologies Corp.	186,546

			815,021

Agriculture: 1.5%
5,480		Altria Group, Inc.	384,367
1,380		Archer-Daniels-Midland Co.	45,664
700		Reynolds American, Inc.	45,640
750		UST, Inc.	40,283

			515,954

Apparel: 0.5%
1,260	@	Coach, Inc.	59,711
1,140		Nike, Inc.	66,451
300		Polo Ralph Lauren Corp.	29,433

			155,595

Shares			Value

Auto Manufacturers: 0.5%
5,320		Ford Motor Co.	$50,114
1,300		General Motors Corp.	49,140
825		Paccar, Inc.	71,808

			171,062

Auto Parts & Equipment: 0.2%
400	@	Goodyear Tire & Rubber Co.	13,904
390		Johnson Controls, Inc.	45,150

			59,054

Banks: 6.2%
11,343		Bank of America Corp.	554,559
1,930	@	Bank of New York Co., Inc.	79,979
1,255		BB&T Corp.	51,053
896		Capital One Financial Corp.	70,282
690		Comerica, Inc.	41,034
300		Compass Bancshares, Inc.	20,694
700		Fifth Third Bancorp.	27,839
2,500		Huntington Bancshares, Inc.	56,850
2,180		Keycorp.	74,839
700		Marshall & Ilsley Corp.	33,341
1,390		Mellon Financial Corp.	61,160
1,520		National City Corp.	50,646
300		Northern Trust Corp.	19,272
750		PNC Financial Services Group, Inc.	53,685
3,050		Regions Financial Corp.	100,955
840		State Street Corp.	57,456
640		SunTrust Banks, Inc.	54,874
2,920		US Bancorp.	96,214
5,725		Wachovia Corp.	293,406
9,240		Wells Fargo & Co.	324,971

			2,123,109

Beverages: 2.0%
1,690		Anheuser-Busch Cos., Inc.	88,150
5,100		Coca-Cola Co.	266,781
1,040		Pepsi Bottling Group, Inc.	35,027
4,600		PepsiCo, Inc.	298,310

			688,268

Biotechnology: 0.8%
2,730	@	Amgen, Inc.	150,942
750	@	Biogen Idec, Inc.	40,125
750	@	Celgene Corp.	42,998
810	@	Genzyme Corp.	52,164

			286,229

Building Materials: 0.2%
300		American Standard Cos., Inc.	17,694
1,850		Masco Corp.	52,670

			70,364

Chemicals: 1.6%
230		Air Products & Chemicals, Inc.	18,485
400		Ashland, Inc.	25,580
2,180		Dow Chemical Co.	96,400
400		Ecolab, Inc.	17,080
1,750		EI DuPont de Nemours & Co.	88,970
730		International Flavors & Fragrances, Inc.	38,062
1,480		Monsanto Co.	99,959
800		PPG Industries, Inc.	60,888
400		Praxair, Inc.	28,796

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Chemicals (continued)
540		Sherwin-Williams Co.	$35,894
1,100		Sigma-Aldrich Corp.	46,937

			557,051

Coal: 0.1%
400		Consol Energy, Inc.	18,444
630		Peabody Energy Corp.	30,479

			48,923

Commercial Services: 0.7%
400	@	Apollo Group, Inc.	23,372
1,000	@	Convergys Corp.	24,240
490		Equifax, Inc.	21,766
860		McKesson Corp.	51,290
520		Moody's Corp.	32,344
610		Robert Half International, Inc.	22,265
600		RR Donnelley & Sons Co.	26,106
1,700		Western Union Co.	35,411

			236,794

Computers: 4.5%
200	@	Affiliated Computer Services, Inc.	11,344
2,300	@	Apple, Inc.	280,692
230	@	Cognizant Technology Solutions Corp.	17,271
540	@	Computer Sciences Corp.	31,941
6,860	@	Dell, Inc.	195,853
1,600		Electronic Data Systems Corp.	44,368
6,470	@	EMC Corp.	117,107
7,230		Hewlett-Packard Co.	322,603
3,560		International Business Machines Corp.	374,690
350	@	Lexmark International, Inc.	17,259
360	@	NCR Corp.	18,914
1,190	@	Network Appliance, Inc.	34,748
550	@	Sandisk Corp.	26,917
7,800	@	Sun Microsystems, Inc.	41,028

			1,534,735

Cosmetics/Personal Care: 1.8%
700		Avon Products, Inc.	25,725
1,250		Colgate-Palmolive Co.	81,063
550		Estee Lauder Cos., Inc.	25,031
8,192		Procter & Gamble Co.	501,268

			633,087

Distribution/Wholesale: 0.1%
360		WW Grainger, Inc.	33,498

			33,498

Diversified Financial Services: 8.0%
2,920		American Express Co.	178,646
784		Ameriprise Financial, Inc.	49,839
360		Bear Stearns Cos., Inc.	50,400
2,600		Charles Schwab Corp.	53,352
80		Chicago Mercantile Exchange Holdings, Inc.	42,749
650		CIT Group, Inc.	35,640
11,700		Citigroup, Inc.	600,093
1,550		Countrywide Financial Corp.	56,343
700	@	E*Trade Financial Corp.	15,463
2,330		Fannie Mae	152,219
450		Franklin Resources, Inc.	59,612

Shares			Value

1,750		Freddie Mac	$106,225
1,160		Goldman Sachs Group, Inc.	251,430
750		Janus Capital Group, Inc.	20,880
9,050		JP Morgan Chase & Co.	438,473
200		Legg Mason, Inc.	19,676
1,360		Lehman Brothers Holdings, Inc.	101,347
2,490		Merrill Lynch & Co., Inc.	208,114
2,870		Morgan Stanley	240,736
1,000		SLM Corp.	57,580
300		T. Rowe Price Group, Inc.	15,567

			2,754,384

Electric: 3.3%
1,550	@	AES Corp.	33,914
730		American Electric Power Co., Inc.	32,879
1,000		CMS Energy Corp.	17,200
610		Constellation Energy Group, Inc.	53,174
1,000		Dominion Resources, Inc.	86,310
1,300		DTE Energy Co.	62,686
1,300		Duke Energy Corp.	23,790
1,780		Edison International	99,894
1,300		Entergy Corp.	139,555
1,900		Exelon Corp.	137,940
1,350		FirstEnergy Corp.	87,386
1,900		FPL Group, Inc.	107,806
1,540		PG&E Corp.	69,762
400		PPL Corp.	18,716
900		Public Service Enterprise Group, Inc.	79,002
1,000		TECO Energy, Inc.	17,180
1,220		TXU Corp.	82,106

			1,149,300

Electrical Components & Equipment: 0.2%
1,600		Emerson Electric Co.	74,880

			74,880

Electronics: 0.4%
830	@	Agilent Technologies, Inc.	31,905
700		Tektronix, Inc.	23,618
1,180	@	Thermo Electron Corp.	61,030
290	@	Waters Corp.	17,214

			133,767

Engineering & Construction: 0.1%
200		Fluor Corp.	22,274

			22,274

Entertainment: 0.1%
650		International Game Technology	25,805

			25,805

Environmental Control: 0.3%
1,300	@	Allied Waste Industries, Inc.	17,498
1,780		Waste Management, Inc.	69,509

			87,007

Food: 1.6%
1,100		Campbell Soup Co.	42,691
400	@	Dean Foods Co.	12,748
1,580		General Mills, Inc.	92,304
300		Hershey Co.	15,186
2,050		HJ Heinz Co.	97,314
600		Kellogg Co.	31,074
3,069		Kraft Foods, Inc.	108,182

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Food (continued)
1,810		Kroger Co.	$50,915
1,300		Safeway, Inc.	44,239
400		Supervalu, Inc.	18,528
600		Sysco Corp.	19,794
300		Whole Foods Market, Inc.	11,490
300		WM Wrigley Jr. Co.	16,593

			561,058

Forest Products & Paper: 0.4%
1,600		International Paper Co.	62,480
560		Temple-Inland, Inc.	34,457
400		Weyerhaeuser Co.	31,572

			128,509

Gas: 0.2%
400		KeySpan Corp.	16,792
810		Sempra Energy	47,976

			64,768

Hand/Machine Tools: 0.2%
300		Black & Decker Corp.	26,493
460		Snap-On, Inc.	23,235
410		Stanley Works	24,887

			74,615

Healthcare - Products: 2.9%
2,050		Baxter International, Inc.	115,497
710		Becton Dickinson & Co.	52,895
600		Biomet, Inc.	27,432
2,550	@	Boston Scientific Corp.	39,117
300		CR Bard, Inc.	24,789
7,650		Johnson & Johnson	471,393
2,800		Medtronic, Inc.	145,208
600	@	St. Jude Medical, Inc.	24,894
600		Stryker Corp.	37,854
300	@	Varian Medical Systems, Inc.	12,753
600	@	Zimmer Holdings, Inc.	50,934

			1,002,766

Healthcare - Services: 1.4%
1,460		Aetna, Inc.	72,124
465	@	Coventry Health Care, Inc.	26,807
550	@	Humana, Inc.	33,501
200	@	Laboratory Corp. of America Holdings	15,652
3,820		UnitedHealth Group, Inc.	195,355
1,540	@	WellPoint, Inc.	122,938

			466,377

Home Builders: 0.2%
600		Centex Corp.	24,060
600		KB Home	23,622
400		Lennar Corp.	14,624

			62,306

Home Furnishings: 0.1%
200		Harman International Industries, Inc.	23,360
200		Whirlpool Corp.	22,240

			45,600

Household Products/Wares: 0.3%
200		Clorox Co.	12,420
1,600		Kimberly-Clark Corp.	107,024

			119,444

Shares			Value

Housewares: 0.1%
700		Newell Rubbermaid, Inc.	$20,601

			20,601

Insurance: 5.5%
1,090	@@	ACE Ltd.	68,147
1,450		Aflac, Inc.	74,530
2,020		Allstate Corp.	124,250
150		AMBAC Financial Group, Inc.	13,079
6,420		American International Group, Inc.	449,593
950		AON Corp.	40,480
400		Assurant, Inc.	23,568
1,730		Chubb Corp.	93,662
720		Cigna Corp.	37,598
1,600		Genworth Financial, Inc.	55,040
1,010		Hartford Financial Services Group, Inc.	99,495
790		Lincoln National Corp.	56,051
980		Loews Corp.	49,960
1,200		Marsh & McLennan Cos., Inc.	37,056
250		MBIA, Inc.	15,555
2,420		Metlife, Inc.	156,042
290		MGIC Investment Corp.	16,489
1,110		Principal Financial Group	64,702
2,670		Progressive Corp.	63,893
1,430		Prudential Financial, Inc.	139,039
470		Safeco Corp.	29,262
380		Torchmark Corp.	25,460
2,040		Travelers Cos., Inc.	109,140
600		UnumProvident Corp.	15,666
500	@@	XL Capital Ltd.	42,145

			1,899,902

Internet: 1.8%
850	@	Amazon.com, Inc.	58,149
2,780	@	eBay, Inc.	89,460
550	@	Google, Inc.	287,859
700	@	IAC/InterActiveCorp.	24,227
2,798	@	Symantec Corp.	56,520
650	@	VeriSign, Inc.	20,625
3,000	@	Yahoo!, Inc.	81,390

			618,230

Iron/Steel: 0.3%
200		Allegheny Technologies, Inc.	20,976
900		Nucor Corp.	52,785
350		United States Steel Corp.	38,063

			111,824

Leisure Time: 0.3%
1,060		Carnival Corp.	51,696
690		Harley-Davidson, Inc.	41,131

			92,827

Lodging: 0.3%
500		Harrah’s Entertainment, Inc.	42,630
500		Hilton Hotels Corp.	16,735
530		Marriott International, Inc.	22,917
360		Starwood Hotels & Resorts Worldwide, Inc.	24,145

			106,427

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Machinery - Construction & Mining: 0.5%
1,850		Caterpillar, Inc.	$144,855
300	@	Terex Corp.	24,390

			169,245

Machinery - Diversified: 0.4%
500		Cummins, Inc.	50,605
700		Deere & Co.	84,518
280		Rockwell Automation, Inc.	19,443

			154,566

Media: 3.0%
1,960		CBS Corp. - Class B	65,307
1,200		Clear Channel Communications, Inc.	45,384
6,600	@	Comcast Corp. - Class A	185,592
1,900	@	DIRECTV Group, Inc.	43,909
800		Gannett Co., Inc.	43,960
1,280		McGraw-Hill Cos., Inc.	87,142
6,800		News Corp., Inc. - Class A	144,228
7,700		Time Warner, Inc.	162,008
1,500	@	Viacom - Class B	62,445
5,380		Walt Disney Co.	183,673

			1,023,648

Metal Fabricate/Hardware: 0.1%
200		Precision Castparts Corp.	24,272

			24,272

Mining: 0.6%
2,200		Alcoa, Inc.	89,166
921		Freeport-McMoRan Copper & Gold, Inc.	76,277
800		Newmont Mining Corp.	31,248

			196,691

Miscellaneous Manufacturing: 5.2%
2,090		3M Co.	181,391
620		Cooper Industries Ltd.	35,396
630		Danaher Corp.	47,565
1,450		Eastman Kodak Co.	40,354
810		Eaton Corp.	75,330
23,430		General Electric Co.	896,886
1,890		Honeywell International, Inc.	106,369
1,300		Illinois Tool Works, Inc.	70,447
800		ITT Corp.	54,624
400		Pall Corp.	18,396
600		Parker Hannifin Corp.	58,746
200		Textron, Inc.	22,022
5,600	@	Tyco International Ltd.	189,224

			1,796,750

Office/Business Equipment: 0.2%
2,950	@	Xerox Corp.	54,516

			54,516

Oil & Gas: 8.8%
1,410		Anadarko Petroleum Corp.	73,306
500		Apache Corp.	40,795
800		Chesapeake Energy Corp.	27,680
5,775		Chevron Corp.	486,486
4,401		ConocoPhillips	345,479
1,210		Devon Energy Corp.	94,731
600		ENSCO International, Inc.	36,606
300		EOG Resources, Inc.	21,918
14,240		ExxonMobil Corp.	1,194,451

Shares			Value

400		Hess Corp.	$23,584
2,360		Marathon Oil Corp.	141,506
300		Murphy Oil Corp.	17,832
700	@, @@	Nabors Industries Ltd.	23,366
400		Noble Corp.	39,008
2,600		Occidental Petroleum Corp.	150,488
500		Sunoco, Inc.	39,840
900	@	Transocean, Inc.	95,382
1,660		Valero Energy Corp.	122,608
950		XTO Energy, Inc.	57,095

			3,032,161

Oil & Gas Services: 1.4%
700		Baker Hughes, Inc.	58,891
3,000		Halliburton Co.	103,500
700	@	National Oilwell Varco, Inc.	72,968
2,700		Schlumberger Ltd.	229,338
500	@	Weatherford International Ltd.	27,620

			492,317

Packaging & Containers: 0.3%
280		Ball Corp.	14,888
600		Bemis Co.	19,908
1,150	@	Pactiv Corp.	36,674
900		Sealed Air Corp.	27,918

			99,388

Pharmaceuticals: 5.7%
3,450		Abbott Laboratories	184,748
820		AmerisourceBergen Corp.	40,565
350	@	Barr Pharmaceuticals, Inc.	17,581
5,200		Bristol-Myers Squibb Co.	164,112
910		Cardinal Health, Inc.	64,282
2,300		Eli Lilly & Co.	128,524
620	@	Express Scripts, Inc.	31,006
1,100	@	Forest Laboratories, Inc.	50,215
2,180	@	Gilead Sciences, Inc.	84,519
840	@	King Pharmaceuticals, Inc.	17,186
700	@	Medco Health Solutions, Inc.	54,593
5,810		Merck & Co., Inc.	289,338
1,000		Mylan Laboratories	18,190
18,030		Pfizer, Inc.	461,027
3,950		Schering-Plough Corp.	120,238
500	@	Watson Pharmaceuticals, Inc.	16,265
3,440		Wyeth	197,250

			1,939,639

Pipelines: 0.4%
1,500		El Paso Corp.	25,845
600		Questar Corp.	31,710
1,400		Spectra Energy Corp.	36,344
1,490		Williams Cos., Inc.	47,114

			141,013

Real Estate Investment Trusts: 0.8%
300		Apartment Investment & Management Co.	15,126
430		Archstone-Smith Trust	25,417
400		Boston Properties, Inc.	40,852
260		Developers Diversified Realty Corp.	13,705
400		Equity Residential	18,252
900		Host Hotels & Resorts, Inc.	20,808
500		Kimco Realty Corp.	19,035

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Real Estate Investment Trusts (continued)
800		Prologis	$45,520
400		Simon Property Group, Inc.	37,216
300		Vornado Realty Trust	32,952

			268,883

Retail: 5.6%
300	@	Autozone, Inc.	40,986
400	@	Bed Bath & Beyond, Inc.	14,396
1,285		Best Buy Co., Inc.	59,971
600	@	Big Lots, Inc.	17,652
1,190		Costco Wholesale Corp.	69,639
3,486		CVS Corp.	127,065
440		Darden Restaurants, Inc.	19,356
700		Dollar General Corp.	15,344
750		Family Dollar Stores, Inc.	25,740
1,640		Gap, Inc.	31,324
4,510		Home Depot, Inc.	177,469
710		JC Penney Co., Inc.	51,390
800	@	Kohl’s Corp.	56,824
3,840		Lowe’s Cos., Inc.	117,850
1,778		Macy’s, Inc.	70,729
3,630		McDonald’s Corp.	184,259
700		Nordstrom, Inc.	35,784
490	@	Office Depot, Inc.	14,847
700		RadioShack Corp.	23,198
190	@	Sears Holding Corp.	32,205
1,395		Staples, Inc.	33,103
1,630	@	Starbucks Corp.	42,771
2,380		Target Corp.	151,368
1,290		TJX Cos., Inc.	35,475
2,380		Walgreen Co.	103,625
5,930		Wal-Mart Stores, Inc.	285,292
600		Wendy’s International, Inc.	22,050
1,380		Yum! Brands, Inc.	45,154

			1,904,866

Savings & Loans: 0.4%
1,300		Hudson City Bancorp., Inc.	15,886
800		Sovereign Bancorp., Inc.	16,912
2,566		Washington Mutual, Inc.	109,414

			142,212

Semiconductors: 2.5%
1,050	@	Advanced Micro Devices, Inc.	15,015
990		Altera Corp.	21,909
630		Analog Devices, Inc.	23,713
2,110		Applied Materials, Inc.	41,926
900	@	Broadcom Corp.	26,325
14,030		Intel Corp.	333,353
800		KLA-Tencor Corp.	43,960
700		Linear Technology Corp.	25,326
1,600	@	LSI Logic Corp.	12,016
600		Maxim Integrated Products	20,046
600	@	MEMC Electronic Materials, Inc.	36,672
1,650	@	Micron Technology, Inc.	20,675
650		National Semiconductor Corp.	18,376
650	@	Novellus Systems, Inc.	18,441
750	@	Nvidia Corp.	30,983
1,000	@	Teradyne, Inc.	17,580
3,200		Texas Instruments, Inc.	120,416
750		Xilinx, Inc.	20,078

			846,810

Shares			Value

Software: 3.7%
1,250	@	Adobe Systems, Inc.	$50,188
670	@	Autodesk, Inc.	31,544
1,560		Automatic Data Processing, Inc.	75,613
730	@	BMC Software, Inc.	22,119
1,840		CA, Inc.	47,527
800	@	Citrix Systems, Inc.	26,936
1,930	@	Compuware Corp.	22,890
580	@	Electronic Arts, Inc.	27,446
1,800		First Data Corp.	58,806
690	@	Fiserv, Inc.	39,192
1,220	@	Intuit, Inc.	36,698
20,160		Microsoft Corp.	594,115
2,100	@	Novell, Inc.	16,359
9,870	@	Oracle Corp.	194,538
910		Paychex, Inc.	35,599

			1,279,570

Telecommunications: 6.2%
600	@@	Allergan, Inc.	34,584
700		Alltel Corp.	47,285
14,614		AT&T, Inc.	606,481
1,230	@	Avaya, Inc.	20,713
760		CenturyTel, Inc.	37,278
16,000	@	Cisco Systems, Inc.	445,600
1,700		Citizens Communications Co.	25,959
3,990	@	Corning, Inc.	101,945
351		Embarq Corp.	22,243
1,300	@	Juniper Networks, Inc.	32,721
5,740		Motorola, Inc.	101,598
4,470		Qualcomm, Inc.	193,953
3,500	@	Qwest Communications International, Inc.	33,950
6,983		Sprint Nextel Corp.	144,618
1,600	@	Tellabs, Inc.	17,216
6,750		Verizon Communications, Inc.	277,898

			2,144,042

Toys/Games/Hobbies: 0.2%
700		Hasbro, Inc.	21,987
1,490		Mattel, Inc.	37,682

			59,669

Transportation: 1.5%
610		Burlington Northern Santa Fe Corp.	51,935
300		CH Robinson Worldwide, Inc.	15,756
1,000		CSX Corp.	45,080
810		FedEx Corp.	89,886
1,090		Norfolk Southern Corp.	57,301
700		Union Pacific Corp.	80,605
2,300		United Parcel Service, Inc.	167,900

			508,463

		Total Common Stock (Cost $ 31,047,596 )	33,902,107

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 0.2%
U.S. Treasury STRIP: 0.2%
$80,000	^	4.810%, due 08/15/11	$65,748

		Total U.S. Treasury Obligations (Cost $66,921)	65,748

		Total Long-Term Investments (Cost $31,114,517)	33,967,855

Shares
SHORT-TERM INVESTMENTS: 0.4%
Mutual Fund: 0.0%
5,000	**	ING Institutional Prime Money Market Fund	5,000

		Total Mutual Fund (Cost $5,000)	5,000

Principal Amount
Repurchase Agreement: 0.4%
$120,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $120,053 to be received upon repurchase (Collateralized by $260,000 Resolution Funding Corporation, Discount Note, Market Value $123,919, due 01/15/21)		120,000

	Total Repurchase Agreement (Cost $120,000)		120,000

	Total Short-Term Investments (Cost $125,000)		125,000

	Total Investments in Securities (Cost $31,239,517)*	99.4%	$34,092,855
	Other Assets and Liabilities - Net	0.6	202,444

	Net Assets	100.0%	$34,295,299

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
*	Cost for federal income tax purposes is $31,673,013.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,850,703
Gross Unrealized Depreciation	(430,861)

Net Unrealized Appreciation	$2,419,842

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 85.7%
Advertising: 0.2%
2,652		Omnicom Group	$140,344

			140,344

Aerospace/Defense: 2.1%
3,239		Boeing Co.	311,462
2,300		General Dynamics Corp.	179,906
600		Goodrich Corp.	35,736
899		L-3 Communications Holdings, Inc.	87,554
2,125		Lockheed Martin Corp.	200,026
1,359		Northrop Grumman Corp.	105,825
3,252		Raytheon Co.	175,250
4,830		United Technologies Corp.	342,592

			1,438,351

Agriculture: 1.3%
9,260		Altria Group, Inc.	649,496
2,613		Archer-Daniels-Midland Co.	86,464
1,296		Reynolds American, Inc.	84,499
1,380		UST, Inc.	74,120

			894,579

Apparel: 0.4%
2,578	@	Coach, Inc.	122,171
1,948		Nike, Inc.	113,549
700		Polo Ralph Lauren Corp.	68,677

			304,397

Auto Manufacturers: 0.5%
12,401		Ford Motor Co.	116,817
2,300		General Motors Corp.	86,940

Shares			Value

1,570		Paccar, Inc.	$136,653

			340,410

Auto Parts & Equipment: 0.2%
900	@	Goodyear Tire & Rubber Co.	31,284
977		Johnson Controls, Inc.	113,107

			144,391

Banks: 5.3%
20,169		Bank of America Corp.	986,062
3,548	@	Bank of New York Co., Inc.	147,029
2,380		BB&T Corp.	96,818
1,571		Capital One Financial Corp.	123,229
1,121		Comerica, Inc.	66,666
600		Compass Bancshares, Inc.	41,388
1,200		Fifth Third Bancorp.	47,724
4,841		Huntington Bancshares, Inc.	110,084
3,904		Keycorp.	134,024
1,300		Marshall & Ilsley Corp.	61,919
2,535		Mellon Financial Corp.	111,540
3,322		National City Corp.	110,689
500		Northern Trust Corp.	32,120
1,075		PNC Financial Services Group, Inc.	76,949
4,910		Regions Financial Corp.	162,521
1,538		State Street Corp.	105,199
1,131		SunTrust Banks, Inc.	96,972
5,059		US Bancorp.	166,694
9,155		Wachovia Corp.	469,194
16,234		Wells Fargo & Co.	570,950

			3,717,771

Beverages: 1.6%
2,705		Anheuser-Busch Cos., Inc.	141,093
8,543		Coca-Cola Co.	446,884
2,147		Pepsi Bottling Group, Inc.	72,311
7,377		PepsiCo, Inc.	478,398

			1,138,686

Biotechnology: 0.7%
4,818	@	Amgen, Inc.	266,387
1,360	@	Biogen Idec, Inc.	72,760
1,360	@	Celgene Corp.	77,969
1,412	@	Genzyme Corp.	90,933

			508,049

Building Materials: 0.2%
600		American Standard Cos., Inc.	35,388
3,383		Masco Corp.	96,314

			131,702

Chemicals: 1.4%
362		Air Products & Chemicals, Inc.	29,094
800		Ashland, Inc.	51,160
3,892		Dow Chemical Co.	172,104
900		Ecolab, Inc.	38,430
2,880		EI DuPont de Nemours & Co.	146,419
1,555		International Flavors & Fragrances, Inc.	81,078
2,738		Monsanto Co.	184,925
1,453		PPG Industries, Inc.	110,588
700		Praxair, Inc.	50,393
793		Sherwin-Williams Co.	52,711
2,000		Sigma-Aldrich Corp.	85,340

			1,002,242

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.1%
800		Consol Energy, Inc.	$36,888
1,130		Peabody Energy Corp.	54,669

			91,557

Commercial Services: 0.6%
760	@	Apollo Group, Inc.	44,407
1,800	@	Convergys Corp.	43,632
983		Equifax, Inc.	43,665
1,634		McKesson Corp.	97,452
1,076		Moody's Corp.	66,927
1,074		Robert Half International, Inc.	39,201
1,100		RR Donnelley & Sons Co.	47,861
3,057		Western Union Co.	63,677

			446,822

Computers: 3.8%
400	@	Affiliated Computer Services, Inc.	22,688
3,800	@	Apple, Inc.	463,752
500	@	Cognizant Technology Solutions Corp.	37,545
1,116	@	Computer Sciences Corp.	66,011
10,923	@	Dell, Inc.	311,852
3,183		Electronic Data Systems Corp.	88,265
11,453	@	EMC Corp.	207,299
11,953		Hewlett-Packard Co.	533,343
6,270		International Business Machines Corp.	659,918
827	@	Lexmark International, Inc.	40,779
708	@	NCR Corp.	37,198
2,162	@	Network Appliance, Inc.	63,130
1,080	@	Sandisk Corp.	52,855
13,520	@	Sun Microsystems, Inc.	71,115

			2,655,750

Cosmetics/Personal Care: 1.6%
1,620		Avon Products, Inc.	59,535
2,508		Colgate-Palmolive Co.	162,644
840		Estee Lauder Cos., Inc.	38,228
14,618		Procter & Gamble Co.	894,475

			1,154,882

Distribution/Wholesale: 0.1%
445		WW Grainger, Inc.	41,407

			41,407

Diversified Financial Services: 7.0%
4,898		American Express Co.	299,660
1,375		Ameriprise Financial, Inc.	87,409
586		Bear Stearns Cos., Inc.	82,040
4,640		Charles Schwab Corp.	95,213
190		Chicago Mercantile Exchange Holdings, Inc.	101,528
1,206		CIT Group, Inc.	66,125
21,055		Citigroup, Inc.	1,079,911
3,040		Countrywide Financial Corp.	110,504
1,500	@	E*Trade Financial Corp.	33,135
3,798		Fannie Mae	248,123
816		Franklin Resources, Inc.	108,096
2,880		Freddie Mac	174,816
2,016		Goldman Sachs Group, Inc.	436,968
1,300		Janus Capital Group, Inc.	36,192
16,240		JP Morgan Chase & Co.	786,828
300		Legg Mason, Inc.	29,514
2,494		Lehman Brothers Holdings, Inc.	185,853
4,382		Merrill Lynch & Co., Inc.	366,248

Shares			Value

5,125		Morgan Stanley	$429,885
1,898		SLM Corp.	109,287
600		T. Rowe Price Group, Inc.	31,134

			4,898,469

Electric: 2.8%
1,946	@	AES Corp.	42,578
1,315		American Electric Power Co., Inc.	59,228
1,800		CMS Energy Corp.	30,960
1,205		Constellation Energy Group, Inc.	105,040
1,700		Dominion Resources, Inc.	146,727
2,300		DTE Energy Co.	110,906
2,200		Duke Energy Corp.	40,260
2,890		Edison International	162,187
2,100		Entergy Corp.	225,435
3,160		Exelon Corp.	229,416
2,652		FirstEnergy Corp.	171,664
3,100		FPL Group, Inc.	175,894
3,002		PG&E Corp.	135,991
800		PPL Corp.	37,432
1,638		Public Service Enterprise Group, Inc.	143,784
1,900		TECO Energy, Inc.	32,642
2,052		TXU Corp.	138,100

			1,988,244

Electrical Components & Equipment: 0.2%
2,942		Emerson Electric Co.	137,686

			137,686

Electronics: 0.4%
1,576	@	Agilent Technologies, Inc.	60,581
1,300		Tektronix, Inc.	43,862
2,247	@	Thermo Electron Corp.	116,215
722	@	Waters Corp.	42,858

			263,516

Engineering & Construction: 0.0%
300		Fluor Corp.	33,411

			33,411

Entertainment: 0.1%
1,110		International Game Technology	44,067

			44,067

Environmental Control: 0.2%
2,400	@	Allied Waste Industries, Inc.	32,304
3,179		Waste Management, Inc.	124,140

			156,444

Food: 1.4%
1,521		Campbell Soup Co.	59,030
800	@	Dean Foods Co.	25,496
2,946		General Mills, Inc.	172,105
600		Hershey Co.	30,372
3,388		HJ Heinz Co.	160,828
1,200		Kellogg Co.	62,148
4,569		Kraft Foods, Inc.	161,057
3,552		Kroger Co.	99,918
2,060		Safeway, Inc.	70,102
700		Supervalu, Inc.	32,424
800		Sysco Corp.	26,392
560		Whole Foods Market, Inc.	21,448
600		WM Wrigley Jr. Co.	33,186

			954,506

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Forest Products & Paper: 0.3%
2,240		International Paper Co.	$87,472
1,044		Temple-Inland, Inc.	64,237
400		Weyerhaeuser Co.	31,572

			183,281

Gas: 0.2%
700		KeySpan Corp.	29,386
1,550		Sempra Energy	91,807

			121,193

Hand/Machine Tools: 0.2%
726		Black & Decker Corp.	64,113
859		Snap-On, Inc.	43,388
808		Stanley Works	49,046

			156,547

Healthcare - Products: 2.4%
3,143		Baxter International, Inc.	177,077
1,304		Becton Dickinson & Co.	97,148
1,100		Biomet, Inc.	50,292
4,720	@	Boston Scientific Corp.	72,405
600		CR Bard, Inc.	49,578
13,259		Johnson & Johnson	817,020
4,300		Medtronic, Inc.	222,998
1,100	@	St. Jude Medical, Inc.	45,639
1,100		Stryker Corp.	69,399
500	@	Varian Medical Systems, Inc.	21,255
1,020	@	Zimmer Holdings, Inc.	86,588

			1,709,399

Healthcare - Services: 1.2%
2,684		Aetna, Inc.	132,590
1,200	@	Coventry Health Care, Inc.	69,180
976	@	Humana, Inc.	59,448
454	@	Laboratory Corp. of America Holdings	35,530
5,970		UnitedHealth Group, Inc.	305,306
2,748	@	WellPoint, Inc.	219,373

			821,427

Home Builders: 0.2%
1,100		Centex Corp.	44,110
1,100		KB Home	43,307
700		Lennar Corp.	25,592

			113,009

Home Furnishings: 0.1%
340		Harman International Industries, Inc.	39,712
340		Whirlpool Corp.	37,808

			77,520

Household Products/Wares: 0.3%
500		Clorox Co.	31,050
2,904		Kimberly-Clark Corp.	194,249

			225,299

Housewares: 0.1%
1,300		Newell Rubbermaid, Inc.	38,259

			38,259

Insurance: 4.8%
1,739	@@	ACE Ltd.	108,722
2,856		Aflac, Inc.	146,798
3,664		Allstate Corp.	225,373
455		AMBAC Financial Group, Inc.	39,671

Shares			Value

11,643		American International Group, Inc.	$815,359
1,680		AON Corp.	71,585
700		Assurant, Inc.	41,244
2,884		Chubb Corp.	156,140
1,539		Cigna Corp.	80,367
2,980		Genworth Financial, Inc.	102,512
1,822		Hartford Financial Services Group, Inc.	179,485
1,270		Lincoln National Corp.	90,107
1,801		Loews Corp.	91,815
2,100		Marsh & McLennan Cos., Inc.	64,848
793		MBIA, Inc.	49,340
3,872		Metlife, Inc.	249,667
413		MGIC Investment Corp.	23,483
1,876		Principal Financial Group	109,352
4,832		Progressive Corp.	115,630
2,543		Prudential Financial, Inc.	247,256
559		Safeco Corp.	34,803
519		Torchmark Corp.	34,773
3,217		Travelers Cos., Inc.	172,110
1,200		UnumProvident Corp.	31,332
1,000	@@	XL Capital Ltd.	84,290

			3,366,062

Internet: 1.5%
1,540	@	Amazon.com, Inc.	105,351
5,164	@	eBay, Inc.	166,178
880	@	Google, Inc.	460,574
1,000	@	IAC/InterActiveCorp.	34,610
4,641	@	Symantec Corp.	93,748
1,420	@	VeriSign, Inc.	45,057
6,000	@	Yahoo!, Inc.	162,780

			1,068,298

Iron/Steel: 0.4%
400		Allegheny Technologies, Inc.	41,952
1,934		Nucor Corp.	113,429
893		United States Steel Corp.	97,114

			252,495

Leisure Time: 0.3%
1,964		Carnival Corp.	95,784
1,676		Harley-Davidson, Inc.	99,906

			195,690

Lodging: 0.3%
900		Harrah's Entertainment, Inc.	76,734
900		Hilton Hotels Corp.	30,123
1,022		Marriott International, Inc.	44,191
665		Starwood Hotels & Resorts Worldwide, Inc.	44,602

			195,650

Machinery - Construction & Mining: 0.4%
3,180		Caterpillar, Inc.	248,994
500	@	Terex Corp.	40,650

			289,644

Machinery - Diversified: 0.4%
908		Cummins, Inc.	91,899
1,320		Deere & Co.	159,377
638		Rockwell Automation, Inc.	44,303

			295,579

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Media: 2.6%
3,530		CBS Corp. - Class B	$117,620
2,340		Clear Channel Communications, Inc.	88,499
10,270	@	Comcast Corp. - Class A	288,792
4,600	@	DIRECTV Group, Inc.	106,306
1,400		Gannett Co., Inc.	76,930
2,600		McGraw-Hill Cos., Inc.	177,008
11,540		News Corp., Inc. - Class A	244,763
12,800		Time Warner, Inc.	269,312
2,500	@	Viacom - Class B	104,075
9,814		Walt Disney Co.	335,050

			1,808,355

Metal Fabricate/Hardware: 0.1%
400		Precision Castparts Corp.	48,544

			48,544

Mining: 0.5%
3,900		Alcoa, Inc.	158,067
1,736		Freeport-McMoRan Copper & Gold, Inc.	143,776
1,400		Newmont Mining Corp.	54,684

			356,527

Miscellaneous Manufacturing: 4.6%
3,450		3M Co.	299,426
1,186		Cooper Industries Ltd.	67,709
1,372		Danaher Corp.	103,586
2,640		Eastman Kodak Co.	73,471
1,578		Eaton Corp.	146,754
42,163		General Electric Co.	1,613,996
3,286		Honeywell International, Inc.	184,936
2,600		Illinois Tool Works, Inc.	140,894
1,364		ITT Corp.	93,134
700		Pall Corp.	32,193
1,226		Parker Hannifin Corp.	120,038
300		Textron, Inc.	33,033
9,200	@	Tyco International Ltd.	310,868

			3,220,038

Office/Business Equipment: 0.1%
5,467	@	Xerox Corp.	101,030

			101,030

Oil & Gas: 7.7%
2,742		Anadarko Petroleum Corp.	142,557
900		Apache Corp.	73,431
1,600		Chesapeake Energy Corp.	55,360
10,681		Chevron Corp.	899,767
7,672		ConocoPhillips	602,252
2,140		Devon Energy Corp.	167,541
1,100		ENSCO International, Inc.	67,111
532		EOG Resources, Inc.	38,868
25,595		ExxonMobil Corp.	2,146,909
700		Hess Corp.	41,272
4,054		Marathon Oil Corp.	243,078
500		Murphy Oil Corp.	29,720
1,300	@, @@	Nabors Industries Ltd.	43,394
700		Noble Corp.	68,264
4,064		Occidental Petroleum Corp.	235,224
900		Sunoco, Inc.	71,712
1,500	@	Transocean, Inc.	158,970

Shares			Value

2,666		Valero Energy Corp.	$196,911
1,260		XTO Energy, Inc.	75,726

			5,358,067

Oil & Gas Services: 1.2%
1,200		Baker Hughes, Inc.	100,956
5,164		Halliburton Co.	178,158
1,000	@	National Oilwell Varco, Inc.	104,240
5,140		Schlumberger Ltd.	436,592
900	@	Weatherford International Ltd.	49,716

			869,662

Packaging & Containers: 0.3%
536		Ball Corp.	28,499
1,600		Bemis Co.	53,088
2,100	@	Pactiv Corp.	66,969
1,600		Sealed Air Corp.	49,632

			198,188

Pharmaceuticals: 4.7%
5,340		Abbott Laboratories	285,957
1,566		AmerisourceBergen Corp.	77,470
540	@	Barr Pharmaceuticals, Inc.	27,124
8,400		Bristol-Myers Squibb Co.	265,104
1,703		Cardinal Health, Inc.	120,300
3,800		Eli Lilly & Co.	212,344
820	@	Express Scripts, Inc.	41,008
1,603	@	Forest Laboratories, Inc.	73,177
4,042	@	Gilead Sciences, Inc.	156,708
1,599	@	King Pharmaceuticals, Inc.	32,716
1,200	@	Medco Health Solutions, Inc.	93,588
9,501		Merck & Co., Inc.	473,150
1,900		Mylan Laboratories	34,561
31,635		Pfizer, Inc.	808,907
7,020		Schering-Plough Corp.	213,689
1,000	@	Watson Pharmaceuticals, Inc.	32,530
5,434		Wyeth	311,586

			3,259,919

Pipelines: 0.3%
2,800		El Paso Corp.	48,244
800		Questar Corp.	42,280
2,500		Spectra Energy Corp.	64,900
2,408		Williams Cos., Inc.	76,141

			231,565

Real Estate Investment Trusts: 0.7%
522		Apartment Investment & Management Co.	26,319
830		Archstone-Smith Trust	49,061
700		Boston Properties, Inc.	71,491
700		Developers Diversified Realty Corp.	36,897
700		Equity Residential	31,941
1,700		Host Hotels & Resorts, Inc.	39,304
800		Kimco Realty Corp.	30,456
1,400		Prologis	79,660
700		Simon Property Group, Inc.	65,128
500		Vornado Realty Trust	54,920

			485,177

Retail: 4.8%
670	@	Autozone, Inc.	91,535
800	@	Bed Bath & Beyond, Inc.	28,792
2,035		Best Buy Co., Inc.	94,973

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Retail (continued)
1,200	@	Big Lots, Inc.	$35,304
2,634		Costco Wholesale Corp.	154,142
5,435		CVS Corp.	198,106
957		Darden Restaurants, Inc.	42,098
1,300		Dollar General Corp.	28,496
1,540		Family Dollar Stores, Inc.	52,853
3,003		Gap, Inc.	57,357
7,641		Home Depot, Inc.	300,673
1,184		JC Penney Co., Inc.	85,698
1,410	@	Kohl’s Corp.	100,152
6,886		Lowe’s Cos., Inc.	211,331
3,258		Macy’s, Inc.	129,603
6,075		McDonald’s Corp.	308,367
1,202		Nordstrom, Inc.	61,446
979	@	Office Depot, Inc.	29,664
1,300		RadioShack Corp.	43,082
400	@	Sears Holding Corp.	67,800
2,832		Staples, Inc.	67,203
2,844	@	Starbucks Corp.	74,627
3,954		Target Corp.	251,474
2,608		TJX Cos., Inc.	71,720
3,929		Walgreen Co.	171,069
10,080		Wal-Mart Stores, Inc.	484,949
1,200		Wendy's International, Inc.	44,100
2,652		Yum! Brands, Inc.	86,773

			3,373,387

Savings & Loans: 0.4%
2,500		Hudson City Bancorp., Inc.	30,550
1,400		Sovereign Bancorp., Inc.	29,596
4,654		Washington Mutual, Inc.	198,447

			258,593

Semiconductors: 2.2%
2,100	@	Advanced Micro Devices, Inc.	30,030
2,192		Altera Corp.	48,509
1,102		Analog Devices, Inc.	41,479
3,945		Applied Materials, Inc.	78,387
1,600	@	Broadcom Corp.	46,800
24,514		Intel Corp.	582,453
1,400		KLA-Tencor Corp.	76,930
1,500		Linear Technology Corp.	54,270
2,900	@	LSI Logic Corp.	21,779
1,242		Maxim Integrated Products	41,495
1,100	@	MEMC Electronic Materials, Inc.	67,232
2,950	@	Micron Technology, Inc.	36,964
1,291		National Semiconductor Corp.	36,497
1,250	@	Novellus Systems, Inc.	35,463
1,400	@	Nvidia Corp.	57,834
1,850	@	Teradyne, Inc.	32,523
5,200		Texas Instruments, Inc.	195,676
1,360		Xilinx, Inc.	36,407

			1,520,728

Software: 3.3%
2,416	@	Adobe Systems, Inc.	97,002
1,222	@	Autodesk, Inc.	57,532
2,681		Automatic Data Processing, Inc.	129,948
1,325	@	BMC Software, Inc.	40,148
3,651		CA, Inc.	94,305
1,400	@	Citrix Systems, Inc.	47,138
3,789	@	Compuware Corp.	44,938
1,231	@	Electronic Arts, Inc.	58,251

Shares			Value

3,557		First Data Corp.	$116,207
1,231	@	Fiserv, Inc.	69,921
2,472	@	Intuit, Inc.	74,358
35,564		Microsoft Corp.	1,048,071
3,900	@	Novell, Inc.	30,381
15,705	@	Oracle Corp.	309,546
1,626		Paychex, Inc.	63,609

			2,281,355

Telecommunications: 5.4%
1,000	@@	Allergan, Inc.	57,640
1,400		Alltel Corp.	94,570
26,425		AT&T, Inc.	1,096,638
2,264	@	Avaya, Inc.	38,126
1,308		CenturyTel, Inc.	64,157
27,545	@	Cisco Systems, Inc.	767,128
3,160		Citizens Communications Co.	48,253
7,250	@	Corning, Inc.	185,238
965		Embarq Corp.	61,152
2,400	@	Juniper Networks, Inc.	60,408
10,213		Motorola, Inc.	180,770
7,134		Qualcomm, Inc.	309,544
6,600	@	Qwest Communications International, Inc.	64,020
11,402		Sprint Nextel Corp.	236,135
2,900	@	Tellabs, Inc.	31,204
11,183		Verizon Communications, Inc.	460,404

			3,755,387

Toys/Games/Hobbies: 0.2%
1,400		Hasbro, Inc.	43,974
2,630		Mattel, Inc.	66,513

			110,487

Transportation: 1.3%
1,247		Burlington Northern Santa Fe Corp.	106,170
500		CH Robinson Worldwide, Inc.	26,260
1,864		CSX Corp.	84,029
1,586		FedEx Corp.	175,998
1,944		Norfolk Southern Corp.	102,196
1,120		Union Pacific Corp.	128,968
3,700		United Parcel Service, Inc.	270,100

			893,721

		Total Common Stock (Cost $55,300,830)	59,867,765

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.2%
Federal National Mortgage Corporation: 3.2%
$2,840,000	^	5.670%, due 02/12/12	$2,243,492

		Total U.S. Government Agency Obligations (Cost $2,349,230 )	2,243,492

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 10.2%
U.S. Treasury STRIP: 10.2%
$8,900,000	^	4.870%, due 02/15/12	$ 7,122,999

		Total U.S. Treasury Obligations (Cost $7,102,725)	7,122,999

		Total Long-Term Investments (Cost $64,752,785)	69,234,256

Shares
SHORT-TERM INVESTMENTS: 0.5%
Mutual Fund: 0.2%
100,000	**	ING Institutional Prime Money Market Fund	100,000

		Total Mutual Fund (Cost $100,000)	100,000

Principal Amount
Repurchase Agreement: 0.3%
$228,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $228,101 to be received upon repurchase (Collateralized by $490,000 Resolution Funding Corporation, Discount Note, Market Value $233,539, due 01/15/21)		228,000

	Total Repurchase Agreement (Cost $228,000)		228,000

	Total Short-Term Investments (Cost $328,000)		328,000

	Total Investments in Securities (Cost $65,080,785)*	99.6%	$69,562,256
	Other Assets and Liabilities - Net	0.4	298,558

	Net Assets	100.0%	$69,860,814

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
*	Cost for federal income tax purposes is $65,960,405.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,508,675
Gross Unrealized Depreciation	(906,824)

Net Unrealized Appreciation	$3,601,851

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 87.7%
Advertising: 0.2%
1,920		Omnicom Group	$101,606

			101,606

Aerospace/Defense: 2.1%
2,210		Boeing Co.	212,514
1,740		General Dynamics Corp.	136,103
400		Goodrich Corp.	23,824
610		L-3 Communications Holdings, Inc.	59,408
1,450		Lockheed Martin Corp.	136,489
1,016		Northrop Grumman Corp.	79,116
2,717		Raytheon Co.	146,419
3,340		United Technologies Corp.	236,906

			1,030,779

Agriculture: 1.3%
6,650		Altria Group, Inc.	466,431
1,830		Archer-Daniels-Midland Co.	60,555
940		Reynolds American, Inc.	61,288
860		UST, Inc.	46,191

			634,465

Apparel: 0.5%
1,810	@	Coach, Inc.	85,776
1,720		Nike, Inc.	100,259
500		Polo Ralph Lauren Corp.	49,055

			235,090

Auto Manufacturers: 0.5%
6,950		Ford Motor Co.	65,469
1,500		General Motors Corp.	56,700
1,190		Paccar, Inc.	103,578

			225,747

Shares			Value

Auto Parts & Equipment: 0.2%
600	@	Goodyear Tire & Rubber Co.	$20,856
560		Johnson Controls, Inc.	64,831

			85,687

Banks: 5.4%
14,275		Bank of America Corp.	697,905
2,600	@	Bank of New York Co., Inc.	107,744
1,740		BB&T Corp.	70,783
1,194		Capital One Financial Corp.	93,657
910		Comerica, Inc.	54,118
400		Compass Bancshares, Inc.	27,592
900		Fifth Third Bancorp.	35,793
3,170		Huntington Bancshares, Inc.	72,086
2,750		Keycorp.	94,408
900		Marshall & Ilsley Corp.	42,867
1,730		Mellon Financial Corp.	76,120
1,960		National City Corp.	65,307
400		Northern Trust Corp.	25,696
830		PNC Financial Services Group, Inc.	59,411
4,032		Regions Financial Corp.	133,459
1,030		State Street Corp.	70,452
650		SunTrust Banks, Inc.	55,731
4,050		US Bancorp.	133,448
6,546		Wachovia Corp.	335,483
11,460		Wells Fargo & Co.	403,048

			2,655,108

Beverages: 1.7%
2,140		Anheuser-Busch Cos., Inc.	111,622
6,000		Coca-Cola Co.	313,860
1,360		Pepsi Bottling Group, Inc.	45,805
5,280		PepsiCo, Inc.	342,408

			813,695

Biotechnology: 0.7%
3,420	@	Amgen, Inc.	189,092
920	@	Biogen Idec, Inc.	49,220
960	@	Celgene Corp.	55,037
960	@	Genzyme Corp.	61,824

			355,173

Building Materials: 0.2%
500		American Standard Cos., Inc.	29,490
2,460		Masco Corp.	70,036

			99,526

Chemicals: 1.6%
270		Air Products & Chemicals, Inc.	21,700
700		Ashland, Inc.	44,765
2,910		Dow Chemical Co.	128,680
600		Ecolab, Inc.	25,620
2,540		EI DuPont de Nemours & Co.	129,134
890		International Flavors & Fragrances, Inc.	46,405
1,880		Monsanto Co.	126,975
1,080		PPG Industries, Inc.	82,199
500		Praxair, Inc.	35,995
680		Sherwin-Williams Co.	45,200
1,700		Sigma-Aldrich Corp.	72,539

			759,212

Coal: 0.1%
600		Consol Energy, Inc.	27,666
840		Peabody Energy Corp.	40,639

			68,305

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Commercial Services: 0.6%
560	@	Apollo Group, Inc.	$32,721
1,300	@	Convergys Corp.	31,512
690		Equifax, Inc.	30,650
970		McKesson Corp.	57,851
780		Moody’s Corp.	48,516
570		Robert Half International, Inc.	20,805
800		RR Donnelley & Sons Co.	34,808
2,140		Western Union Co.	44,576

			301,439

Computers: 3.9%
300	@	Affiliated Computer Services, Inc.	17,016
2,700	@	Apple, Inc.	329,508
350	@	Cognizant Technology Solutions Corp.	26,282
710	@	Computer Sciences Corp.	41,997
7,800	@	Dell, Inc.	222,690
2,110		Electronic Data Systems Corp.	58,510
8,960	@	EMC Corp.	162,176
8,610		Hewlett-Packard Co.	384,178
4,470		International Business Machines Corp.	470,468
530	@	Lexmark International, Inc.	26,134
470	@	NCR Corp.	24,694
1,420	@	Network Appliance, Inc.	41,464
760	@	Sandisk Corp.	37,194
9,560	@	Sun Microsystems, Inc.	50,286

			1,892,597

Cosmetics/Personal Care: 1.7%
1,180		Avon Products, Inc.	43,365
1,660		Colgate-Palmolive Co.	107,651
560		Estee Lauder Cos., Inc.	25,486
10,603		Procter & Gamble Co.	648,798

			825,300

Distribution/Wholesale: 0.1%
510		WW Grainger, Inc.	47,456

			47,456

Diversified Financial Services: 7.0%
3,490		American Express Co.	213,518
934		Ameriprise Financial, Inc.	59,374
420		Bear Stearns Cos., Inc.	58,800
2,880		Charles Schwab Corp.	59,098
140		Chicago Mercantile Exchange Holdings, Inc.	74,810
730		CIT Group, Inc.	40,026
14,800		Citigroup, Inc.	759,092
1,920		Countrywide Financial Corp.	69,792
920	@	E*Trade Financial Corp.	20,323
2,700		Fannie Mae	176,391
530		Franklin Resources, Inc.	70,209
2,260		Freddie Mac	137,182
1,390		Goldman Sachs Group, Inc.	301,283
880		Janus Capital Group, Inc.	24,499
11,480		JP Morgan Chase & Co.	556,206
300		Legg Mason, Inc.	29,514
1,780		Lehman Brothers Holdings, Inc.	132,646
3,100		Merrill Lynch & Co., Inc.	259,098
3,460		Morgan Stanley	290,225
1,320		SLM Corp.	76,006
500		T. Rowe Price Group, Inc.	25,945

			3,434,037

Shares			Value

Electric: 3.0%
2,020	@	AES Corp.	$44,198
910		American Electric Power Co., Inc.	40,986
1,300		CMS Energy Corp.	22,360
930		Constellation Energy Group, Inc.	81,068
1,400		Dominion Resources, Inc.	120,834
1,600		DTE Energy Co.	77,152
1,200		Duke Energy Corp.	21,960
2,270		Edison International	127,392
1,400		Entergy Corp.	150,290
2,460		Exelon Corp.	178,596
1,650		FirstEnergy Corp.	106,805
2,500		FPL Group, Inc.	141,850
2,040		PG&E Corp.	92,412
500		PPL Corp.	23,395
1,360		Public Service Enterprise Group, Inc.	119,381
1,400		TECO Energy, Inc.	24,052
1,440		TXU Corp.	96,912

			1,469,643

Electrical Components & Equipment: 0.2%
2,120		Emerson Electric Co.	99,216

			99,216

Electronics: 0.4%
1,260	@	Agilent Technologies, Inc.	48,434
900		Tektronix, Inc.	30,366
1,560	@	Thermo Electron Corp.	80,683
360	@	Waters Corp.	21,370

			180,853

Engineering & Construction: 0.0%
200		Fluor Corp.	22,274

			22,274

Entertainment: 0.1%
770		International Game Technology	30,569

			30,569

Environmental Control: 0.2%
1,700	@	Allied Waste Industries, Inc.	22,882
2,280		Waste Management, Inc.	89,034

			111,916

Food: 1.4%
1,430		Campbell Soup Co.	55,498
600	@	Dean Foods Co.	19,122
2,150		General Mills, Inc.	125,603
400		Hershey Co.	20,248
2,620		HJ Heinz Co.	124,371
800		Kellogg Co.	41,432
3,540		Kraft Foods, Inc.	124,785
2,320		Kroger Co.	65,262
1,480		Safeway, Inc.	50,364
500		Supervalu, Inc.	23,160
600		Sysco Corp.	19,794
360		Whole Foods Market, Inc.	13,788
400		WM Wrigley Jr. Co.	22,124

			705,551

Forest Products & Paper: 0.3%
2,080		International Paper Co.	81,224
440		Temple-Inland, Inc.	27,073
300		Weyerhaeuser Co.	23,679

			131,976

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Gas: 0.2%
500		KeySpan Corp.	$20,990
1,290		Sempra Energy	76,407

			97,397

Hand/Machine Tools: 0.2%
300		Black & Decker Corp.	26,493
640		Snap-On, Inc.	32,326
670		Stanley Works	40,669

			99,488

Healthcare - Products: 2.6%
2,480		Baxter International, Inc.	139,723
960		Becton Dickinson & Co.	71,520
800		Biomet, Inc.	36,576
3,400	@	Boston Scientific Corp.	52,156
500		CR Bard, Inc.	41,315
9,540		Johnson & Johnson	587,855
3,500		Medtronic, Inc.	181,510
800	@	St. Jude Medical, Inc.	33,192
800		Stryker Corp.	50,472
400	@	Varian Medical Systems, Inc.	17,004
980	@	Zimmer Holdings, Inc.	83,192

			1,294,515

Healthcare - Services: 1.2%
1,760		Aetna, Inc.	86,944
705	@	Coventry Health Care, Inc.	40,643
700	@	Humana, Inc.	42,637
330	@	Laboratory Corp. of America Holdings	25,826
4,260		UnitedHealth Group, Inc.	217,856
2,080	@	WellPoint, Inc.	166,046

			579,952

Home Builders: 0.2%
800		Centex Corp.	32,080
800		KB Home	31,496
500		Lennar Corp.	18,280

			81,856

Home Furnishings: 0.1%
220		Harman International Industries, Inc.	25,696
220		Whirlpool Corp.	24,464

			50,160

Household Products/Wares: 0.3%
300		Clorox Co.	18,630
2,060		Kimberly-Clark Corp.	137,793

			156,423

Housewares: 0.1%
900		Newell Rubbermaid, Inc.	26,487

			26,487

Insurance: 4.8%
1,360	@@	ACE Ltd.	85,027
1,700		Aflac, Inc.	87,380
2,300		Allstate Corp.	141,473
300		AMBAC Financial Group, Inc.	26,157
8,250		American International Group, Inc.	577,748
920		AON Corp.	39,201
500		Assurant, Inc.	29,460
2,040		Chubb Corp.	110,446
990		Cigna Corp.	51,698
2,040		Genworth Financial, Inc.	70,176

Shares			Value

1,490		Hartford Financial Services Group, Inc.	$146,780
829		Lincoln National Corp.	58,818
1,300		Loews Corp.	66,274
1,500		Marsh & McLennan Cos., Inc.	46,320
360		MBIA, Inc.	22,399
2,680		Metlife, Inc.	172,806
310		MGIC Investment Corp.	17,627
1,260		Principal Financial Group	73,445
3,420		Progressive Corp.	81,841
1,740		Prudential Financial, Inc.	169,180
440		Safeco Corp.	27,394
510		Torchmark Corp.	34,170
2,590		Travelers Cos., Inc.	138,565
900		UnumProvident Corp.	23,499
900	@@	XL Capital Ltd.	75,861

			2,373,745

Internet: 1.6%
1,020	@	Amazon.com, Inc.	69,778
4,150	@	eBay, Inc.	133,547
660	@	Google, Inc.	345,431
700	@	IAC/InterActiveCorp.	24,227
3,575	@	Symantec Corp.	72,215
920	@	VeriSign, Inc.	29,192
4,300	@	Yahoo!, Inc.	116,659

			791,049

Iron/Steel: 0.3%
300		Allegheny Technologies, Inc.	31,464
1,160		Nucor Corp.	68,034
560		United States Steel Corp.	60,900

			160,398

Leisure Time: 0.3%
1,650		Carnival Corp.	80,471
1,200		Harley-Davidson, Inc.	71,532

			152,003

Lodging: 0.3%
600		Harrah’s Entertainment, Inc.	51,156
700		Hilton Hotels Corp.	23,429
720		Marriott International, Inc.	31,133
470		Starwood Hotels & Resorts Worldwide, Inc.	31,523

			137,241

Machinery - Construction & Mining: 0.5%
2,520		Caterpillar, Inc.	197,316
400	@	Terex Corp.	32,520

			229,836

Machinery - Diversified: 0.5%
680		Cummins, Inc.	68,823
980		Deere & Co.	118,325
470		Rockwell Automation, Inc.	32,637

			219,785

Media: 2.6%
2,545		CBS Corp. – Class B	84,799
1,480		Clear Channel Communications, Inc.	55,974
7,830	@	Comcast Corp. – Class A	220,180
2,500	@	DIRECTV Group, Inc.	57,775
1,000		Gannett Co., Inc.	54,950
1,610		McGraw-Hill Cos., Inc.	109,609

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Media (continued)
8,250		News Corp., Inc. - Class A	$174,983
8,900		Time Warner, Inc.	187,256
1,800	@	Viacom - Class B	74,934
7,050		Walt Disney Co.	240,687

			1,261,147

Metal Fabricate/Hardware: 0.1%
300		Precision Castparts Corp.	36,408

			36,408

Mining: 0.5%
2,800		Alcoa, Inc.	113,484
1,368		Freeport-McMoRan Copper & Gold, Inc.	113,298
900		Newmont Mining Corp.	35,154

			261,936

Miscellaneous Manufacturing: 4.7%
2,530		3M Co.	219,579
920		Cooper Industries Ltd.	52,523
980		Danaher Corp.	73,990
1,900		Eastman Kodak Co.	52,877
1,130		Eaton Corp.	105,090
29,800		General Electric Co.	1,140,735
2,710		Honeywell International, Inc.	152,519
1,900		Illinois Tool Works, Inc.	102,961
980		ITT Corp.	66,914
500		Pall Corp.	22,995
860		Parker Hannifin Corp.	84,203
200		Textron, Inc.	22,022
6,500	@	Tyco International Ltd.	219,635

			2,316,043

Office/Business Equipment: 0.1%
3,180	@	Xerox Corp.	58,766

			58,766

Oil & Gas: 7.7%
1,620		Anadarko Petroleum Corp.	84,224
700		Apache Corp.	57,113
1,300		Chesapeake Energy Corp.	44,980
7,395		Chevron Corp.	622,955
5,262		ConocoPhillips	413,067
1,480		Devon Energy Corp.	115,869
800		ENSCO International, Inc.	48,808
410		EOG Resources, Inc.	29,955
18,060		ExxonMobil Corp.	1,514,873
500		Hess Corp.	29,480
2,880		Marathon Oil Corp.	172,685
400		Murphy Oil Corp.	23,776
900	@,@@	Nabors Industries Ltd.	30,042
400		Noble Corp.	39,008
3,180		Occidental Petroleum Corp.	184,058
600		Sunoco, Inc.	47,808
1,000	@	Transocean, Inc.	105,980
2,080		Valero Energy Corp.	153,629
1,220		XTO Energy, Inc.	73,322

			3,791,632

Oil & Gas Services: 1.3%
1,000		Baker Hughes, Inc.	84,130
4,220		Halliburton Co.	145,590
700	@	National Oilwell Varco, Inc.	72,968

Shares			Value

3,360		Schlumberger Ltd.	$285,398
800	@	Weatherford International Ltd.	44,192

			632,278

Packaging & Containers: 0.2%
430		Ball Corp.	22,863
600		Bemis Co.	19,908
1,360	@	Pactiv Corp.	43,370
1,100		Sealed Air Corp.	34,122

			120,263

Pharmaceuticals: 4.8%
3,820		Abbott Laboratories	204,561
900		AmerisourceBergen Corp.	44,523
540	@	Barr Pharmaceuticals, Inc.	27,124
6,000		Bristol-Myers Squibb Co.	189,360
1,320		Cardinal Health, Inc.	93,245
2,900		Eli Lilly & Co.	162,052
820	@	Express Scripts, Inc.	41,008
1,320	@	Forest Laboratories, Inc.	60,258
3,320	@	Gilead Sciences, Inc.	128,716
1,100	@	King Pharmaceuticals, Inc.	22,506
800	@	Medco Health Solutions, Inc.	62,392
6,820		Merck & Co., Inc.	339,636
1,260		Mylan Laboratories	22,919
21,770		Pfizer, Inc.	556,659
5,640		Schering-Plough Corp.	171,682
700	@	Watson Pharmaceuticals, Inc.	22,771
3,820		Wyeth	219,039

			2,368,451

Pipelines: 0.4%
2,000		El Paso Corp.	34,460
800		Questar Corp.	42,280
1,800		Spectra Energy Corp.	46,728
1,830		Williams Cos., Inc.	57,865

			181,333

Real Estate Investment Trusts: 0.7%
320		Apartment Investment & Management Co.	16,134
610		Archstone-Smith Trust	36,057
500		Boston Properties, Inc.	51,065
570		Developers Diversified Realty Corp.	30,045
500		Equity Residential	22,815
1,200		Host Hotels & Resorts, Inc.	27,744
600		Kimco Realty Corp.	22,842
900		Prologis	51,210
600		Simon Property Group, Inc.	55,824
300		Vornado Realty Trust	32,952

			346,688

Retail: 5.0%
520	@	Autozone, Inc.	71,042
600	@	Bed Bath & Beyond, Inc.	21,594
1,555		Best Buy Co., Inc.	72,572
900	@	Big Lots, Inc.	26,478
1,690		Costco Wholesale Corp.	98,899
4,287		CVS Corp.	156,261
680		Darden Restaurants, Inc.	29,913
900		Dollar General Corp.	19,728
1,000		Family Dollar Stores, Inc.	34,320
2,150		Gap, Inc.	41,065
5,420		Home Depot, Inc.	213,277

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Retail (continued)
980		JC Penney Co., Inc.	$70,932
1,270	@	Kohl’s Corp.	90,208
5,280		Lowe’s Cos., Inc.	162,043
2,338		Macy’s, Inc.	93,006
4,300		McDonald’s Corp.	218,268
860		Nordstrom, Inc.	43,963
660	@	Office Depot, Inc.	19,998
900		RadioShack Corp.	29,826
290	@	Sears Holding Corp.	49,155
1,935		Staples, Inc.	45,918
2,360	@	Starbucks Corp.	61,926
2,770		Target Corp.	176,172
1,630		TJX Cos., Inc.	44,825
3,060		Walgreen Co.	133,232
7,020		Wal-Mart Stores, Inc.	337,732
900		Wendy’s International, Inc.	33,075
1,780		Yum! Brands, Inc.	58,242

			2,453,670

Savings & Loans: 0.4%
1,700		Hudson City Bancorp., Inc.	20,774
1,000		Sovereign Bancorp., Inc.	21,140
3,825		Washington Mutual, Inc.	163,098

			205,012

Semiconductors: 2.2%
1,540	@	Advanced Micro Devices, Inc.	22,022
1,600		Altera Corp.	35,408
850		Analog Devices, Inc.	31,994
2,850		Applied Materials, Inc.	56,630
1,100	@	Broadcom Corp.	32,175
17,310		Intel Corp.	411,286
1,000		KLA-Tencor Corp.	54,950
900		Linear Technology Corp.	32,562
2,000	@	LSI Logic Corp.	15,020
920		Maxim Integrated Products	30,737
800	@	MEMC Electronic Materials, Inc.	48,896
2,110	@	Micron Technology, Inc.	26,438
920		National Semiconductor Corp.	26,008
860	@	Novellus Systems, Inc.	24,398
940	@	Nvidia Corp.	38,831
1,300	@	Teradyne, Inc.	22,854
3,900		Texas Instruments, Inc.	146,757
920		Xilinx, Inc.	24,628

			1,081,594

Software: 3.3%
1,800	@	Adobe Systems, Inc.	72,270
880	@	Autodesk, Inc.	41,430
2,000		Automatic Data Processing, Inc.	96,940
950	@	BMC Software, Inc.	28,785
2,370		CA, Inc.	61,217
1,000	@	Citrix Systems, Inc.	33,670
2,660	@	Compuware Corp.	31,548
860	@	Electronic Arts, Inc.	40,695
2,340		First Data Corp.	76,448
910	@	Fiserv, Inc.	51,688
1,620	@	Intuit, Inc.	48,730
25,330		Microsoft Corp.	746,475
2,800	@	Novell, Inc.	21,812
11,360	@	Oracle Corp.	223,906
1,110		Paychex, Inc.	43,423

			1,619,037

Shares			Value

Telecommunications: 5.5%
800	@@	Allergan, Inc.	$46,112
1,000		Alltel Corp.	67,550
18,643		AT&T, Inc.	773,685
1,520	@	Avaya, Inc.	25,597
870		CenturyTel, Inc.	42,674
19,760	@	Cisco Systems, Inc.	550,316
2,240		Citizens Communications Co.	34,205
5,790	@	Corning, Inc.	147,935
661		Embarq Corp.	41,888
1,600	@	Juniper Networks, Inc.	40,272
7,980		Motorola, Inc.	141,246
5,120		Qualcomm, Inc.	222,157
4,500	@	Qwest Communications International, Inc.	43,650
7,943		Sprint Nextel Corp.	164,500
2,100	@	Tellabs, Inc.	22,596
7,900		Verizon Communications, Inc.	325,243

			2,689,626

Toys/Games/Hobbies: 0.2%
1,000		Hasbro, Inc.	31,410
1,920		Mattel, Inc.	48,557

			79,967

Transportation: 1.4%
990		Burlington Northern Santa Fe Corp.	84,289
400		CH Robinson Worldwide, Inc.	21,008
1,380		CSX Corp.	62,210
1,090		FedEx Corp.	120,957
1,220		Norfolk Southern Corp.	64,135
940		Union Pacific Corp.	108,241
2,800		United Parcel Service, Inc.	204,400

			665,240

		Total Common Stock
		(Cost $39,161,732 )	42,936,646

Principal Amount
U.S. TREASURY OBLIGATIONS: 6.2%
U.S. Treasury STRIP: 6.2%
$3,805,000	^	4.870%, due 02/15/12	$3,045,282

		Total U.S. Treasury Obligations
		(Cost $3,034,425 )	3,045,282

OTHER BONDS: 5.3%
Foreign Government Bonds: 5.3%
3,300,000	@@, Z	Israel Government International Bond, 4.900%, due 05/15/12	2,613,244

		Total Other Bonds
		(Cost $2,654,684 )	2,613,244

		Total Long-Term Investments
		(Cost $44,850,841)	48,595,172

Shares
SHORT-TERM INVESTMENTS: 0.8%
Mutual Fund: 0.0%
5,000	**	ING Institutional Prime Money Market Fund	5,000

		Total Mutual Fund
		(Cost $5,000)	5,000

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
Repurchase Agreement: 0.8%
$385,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $385,170 to be received upon repurchase (Collateralized by $825,000 Resolution Funding Corporation, Discount Note, Market Value $393,203, due 01/15/21)		$385,000

	Total Repurchase Agreement (Cost $385,000)		385,000

	Total Short-Term Investments (Cost $390,000)		390,000

	Total Investments in Securities
	(Cost $45,240,841)*	100.0%	$48,985,172
	Other Assets and Liabilities - Net	(0.0)	(16,222)

	Net Assets	100.0%	$48,968,950

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $45,868,829.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,710,856
Gross Unrealized Depreciation	(594,513)

Net Unrealized Appreciation	$3,116,343

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 89.7%
Advertising: 0.2%
1,320		Omnicom Group	$69,854

			69,854

Aerospace/Defense: 2.1%
1,580		Boeing Co.	151,933
1,030		General Dynamics Corp.	80,567
300		Goodrich Corp.	17,868
400		L-3 Communications Holdings, Inc.	38,956
950		Lockheed Martin Corp.	89,424
570		Northrop Grumman Corp.	44,386
1,641		Raytheon Co.	88,433
2,250		United Technologies Corp.	159,593

			671,160

Agriculture: 1.4%
4,370		Altria Group, Inc.	306,512
1,280		Archer-Daniels-Midland Co.	42,355
620		Reynolds American, Inc.	40,424
740		UST, Inc.	39,745

			429,036

Apparel: 0.4%
1,260	@	Coach, Inc.	59,711
900		Nike, Inc.	52,461
200		Polo Ralph Lauren Corp.	19,622

			131,794

Auto Manufacturers: 0.4%
4,730		Ford Motor Co.	44,557
1,000		General Motors Corp.	37,800

Shares			Value

635		Paccar, Inc.	$55,270

			137,627

Auto Parts & Equipment: 0.2%
400	@	Goodyear Tire & Rubber Co.	13,904
390		Johnson Controls, Inc.	45,150

			59,054

Banks: 5.5%
9,493		Bank of America Corp.	464,113
1,560	@	Bank of New York Co., Inc.	64,646
1,120		BB&T Corp.	45,562
723		Capital One Financial Corp.	56,712
440		Comerica, Inc.	26,167
300		Compass Bancshares, Inc.	20,694
550		Fifth Third Bancorp.	21,874
2,420		Huntington Bancshares, Inc.	55,031
1,730		Keycorp.	59,391
600		Marshall & Ilsley Corp.	28,578
1,180		Mellon Financial Corp.	51,920
1,350		National City Corp.	44,982
300		Northern Trust Corp.	19,272
560		PNC Financial Services Group, Inc.	40,085
2,411		Regions Financial Corp.	79,804
580		State Street Corp.	39,672
530		SunTrust Banks, Inc.	45,442
2,400		US Bancorp.	79,080
4,258		Wachovia Corp.	218,223
7,580		Wells Fargo & Co.	266,589

			1,727,837

Beverages: 1.7%
1,410		Anheuser-Busch Cos., Inc.	73,546
4,060		Coca-Cola Co.	212,379
1,040		Pepsi Bottling Group, Inc.	35,027
3,410		PepsiCo, Inc.	221,139

			542,091

Biotechnology: 0.8%
2,240	@	Amgen, Inc.	123,850
730	@	Biogen Idec, Inc.	39,055
700	@	Celgene Corp.	40,131
610	@	Genzyme Corp.	39,284

			242,320

Building Materials: 0.2%
300		American Standard Cos., Inc.	17,694
1,550		Masco Corp.	44,129

			61,823

Chemicals: 1.5%
200		Air Products & Chemicals, Inc.	16,074
420		Ashland, Inc.	26,859
1,800		Dow Chemical Co.	79,596
400		Ecolab, Inc.	17,080
1,730		EI DuPont de Nemours & Co.	87,953
620		International Flavors & Fragrances, Inc.	32,327
1,220		Monsanto Co.	82,399
560		PPG Industries, Inc.	42,622
400		Praxair, Inc.	28,796
420		Sherwin-Williams Co.	27,917
900		Sigma-Aldrich Corp.	38,403

			480,026

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.1%
400		Consol Energy, Inc.	$18,444
580		Peabody Energy Corp.	28,060

			46,504

Commercial Services: 0.7%
390	@	Apollo Group, Inc.	22,788
700	@	Convergys Corp.	16,968
380		Equifax, Inc.	16,880
770		McKesson Corp.	45,923
540		Moody’s Corp.	33,588
390		Robert Half International, Inc.	14,235
600		RR Donnelley & Sons Co.	26,106
1,410		Western Union Co.	29,370

			205,858

Computers: 3.9%
200	@	Affiliated Computer Services, Inc.	11,344
1,800	@	Apple, Inc.	219,672
160	@	Cognizant Technology Solutions Corp.	12,014
540	@	Computer Sciences Corp.	31,941
5,150	@	Dell, Inc.	147,033
1,420		Electronic Data Systems Corp.	39,377
4,930	@	EMC Corp.	89,233
5,580		Hewlett-Packard Co.	248,980
2,940		International Business Machines Corp.	309,435
320	@	Lexmark International, Inc.	15,779
360	@	NCR Corp.	18,914
980	@	Network Appliance, Inc.	28,616
490	@	Sandisk Corp.	23,981
7,580	@	Sun Microsystems, Inc.	39,871

			1,236,190

Cosmetics/Personal Care: 1.7%
650		Avon Products, Inc.	23,888
1,020		Colgate-Palmolive Co.	66,147
520		Estee Lauder Cos., Inc.	23,665
6,832		Procter & Gamble Co.	418,050

			531,750

Distribution/Wholesale: 0.1%
320		WW Grainger, Inc.	29,776

			29,776

Diversified Financial Services: 7.3%
2,490		American Express Co.	152,338
540		Ameriprise Financial, Inc.	34,328
240		Bear Stearns Cos., Inc.	33,600
2,290		Charles Schwab Corp.	46,991
100		Chicago Mercantile Exchange Holdings, Inc.	53,436
540		CIT Group, Inc.	29,608
9,900		Citigroup, Inc.	507,771
1,210		Countrywide Financial Corp.	43,984
780	@	E*Trade Financial Corp.	17,230
1,750		Fannie Mae	114,328
390		Franklin Resources, Inc.	51,663
1,390		Freddie Mac	84,373
860		Goldman Sachs Group, Inc.	186,405
660		Janus Capital Group, Inc.	18,374
7,600		JP Morgan Chase & Co.	368,220
200		Legg Mason, Inc.	19,676

Shares			Value

1,190		Lehman Brothers Holdings, Inc.	$88,679
2,000		Merrill Lynch & Co., Inc.	167,160
2,410		Morgan Stanley	202,151
930		SLM Corp.	53,549
300		T. Rowe Price Group, Inc.	15,567

			2,289,431

Electric: 3.0%
1,410	@	AES Corp.	30,851
600		American Electric Power Co., Inc.	27,024
900		CMS Energy Corp.	15,480
560		Constellation Energy Group, Inc.	48,815
800		Dominion Resources, Inc.	69,048
1,100		DTE Energy Co.	53,042
900		Duke Energy Corp.	16,470
1,480		Edison International	83,058
1,000		Entergy Corp.	107,350
1,540		Exelon Corp.	111,804
1,070		FirstEnergy Corp.	69,261
1,500		FPL Group, Inc.	85,110
1,230		PG&E Corp.	55,719
400		PPL Corp.	18,716
720		Public Service Enterprise Group, Inc.	63,202
900		TECO Energy, Inc.	15,462
910		TXU Corp.	61,243

			931,655

Electrical Components & Equipment: 0.2%
1,360		Emerson Electric Co.	63,648

			63,648

Electronics: 0.4%
870	@	Agilent Technologies, Inc.	33,443
600		Tektronix, Inc.	20,244
1,030	@	Thermo Electron Corp.	53,272
240	@	Waters Corp.	14,246

			121,205

Entertainment: 0.1%
580		International Game Technology	23,026

			23,026

Environmental Control: 0.2%
1,100	@	Allied Waste Industries, Inc.	14,806
1,620		Waste Management, Inc.	63,261

			78,067

Food: 1.5%
590		Campbell Soup Co.	22,898
400	@	Dean Foods Co.	12,748
1,450		General Mills, Inc.	84,709
300		Hershey Co.	15,186
1,760		HJ Heinz Co.	83,547
500		Kellogg Co.	25,895
2,454		Kraft Foods, Inc.	86,504
1,510		Kroger Co.	42,476
980		Safeway, Inc.	33,349
300		Supervalu, Inc.	13,896
400		Sysco Corp.	13,196
340		Whole Foods Market, Inc.	13,022
300		WM Wrigley Jr. Co.	16,593

			464,019

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Forest Products & Paper: 0.3%
1,100		International Paper Co.	$42,955
320		Temple-Inland, Inc.	19,690
200		Weyerhaeuser Co.	15,786

			78,431

Gas: 0.2%
400		KeySpan Corp.	16,792
680		Sempra Energy	40,276

			57,068

Hand/Machine Tools: 0.2%
210		Black & Decker Corp.	18,545
400		Snap-On, Inc.	20,204
420		Stanley Works	25,494

			64,243

Healthcare - Products: 2.7%
1,790		Baxter International, Inc.	100,849
590		Becton Dickinson & Co.	43,955
500		Biomet, Inc.	22,860
2,460	@	Boston Scientific Corp.	37,736
300		CR Bard, Inc.	24,789
6,450		Johnson & Johnson	397,449
2,200		Medtronic, Inc.	114,092
400	@	St. Jude Medical, Inc.	16,596
600		Stryker Corp.	37,854
300	@	Varian Medical Systems, Inc.	12,753
560	@	Zimmer Holdings, Inc.	47,538

			856,471

Healthcare - Services: 1.2%
1,100		Aetna, Inc.	54,340
500	@	Coventry Health Care, Inc.	28,825
480	@	Humana, Inc.	29,237
240	@	Laboratory Corp. of America Holdings	18,782
2,930		UnitedHealth Group, Inc.	149,840
1,270	@	WellPoint, Inc.	101,384

			382,408

Home Builders: 0.2%
500		Centex Corp.	20,050
500		KB Home	19,685
300		Lennar Corp.	10,968

			50,703

Home Furnishings: 0.1%
120		Harman International Industries, Inc.	14,016
100		Whirlpool Corp.	11,120

			25,136

Household Products/Wares: 0.3%
200		Clorox Co.	12,420
1,200		Kimberly-Clark Corp.	80,268

			92,688

Housewares: 0.1%
600		Newell Rubbermaid, Inc.	17,658

			17,658

Insurance: 5.0%
840	@@	ACE Ltd.	52,517
1,050		Aflac, Inc.	53,970

Shares			Value

1,880		Allstate Corp.	$115,639
190		AMBAC Financial Group, Inc.	16,566
5,470		American International Group, Inc.	383,064
710		AON Corp.	30,253
300		Assurant, Inc.	17,676
1,360		Chubb Corp.	73,630
810		Cigna Corp.	42,298
1,530		Genworth Financial, Inc.	52,632
780		Hartford Financial Services Group, Inc.	76,838
504		Lincoln National Corp.	35,759
870		Loews Corp.	44,353
900		Marsh & McLennan Cos., Inc.	27,792
240		MBIA, Inc.	14,933
1,770		Metlife, Inc.	114,130
210		MGIC Investment Corp.	11,941
910		Principal Financial Group	53,044
2,210		Progressive Corp.	52,885
1,180		Prudential Financial, Inc.	114,731
320		Safeco Corp.	19,923
290		Torchmark Corp.	19,430
1,700		Travelers Cos., Inc.	90,950
600		UnumProvident Corp.	15,666
500	@@	XL Capital Ltd.	42,145

			1,572,765

Internet: 1.7%
680	@	Amazon.com, Inc.	46,519
2,340	@	eBay, Inc.	75,301
490	@	Google, Inc.	256,456
600	@	IAC/InterActiveCorp.	20,766
2,441	@	Symantec Corp.	49,308
770	@	VeriSign, Inc.	24,432
2,700	@	Yahoo!, Inc.	73,251

			546,033

Iron/Steel: 0.3%
200		Allegheny Technologies, Inc.	20,976
900		Nucor Corp.	52,785
320		United States Steel Corp.	34,800

			108,561

Leisure Time: 0.3%
1,030		Carnival Corp.	50,233
810		Harley-Davidson, Inc.	48,284

			98,517

Lodging: 0.3%
400		Harrah’s Entertainment, Inc.	34,104
400		Hilton Hotels Corp.	13,388
480		Marriott International, Inc.	20,755
340		Starwood Hotels & Resorts Worldwide, Inc.	22,804

			91,051

Machinery - Construction & Mining: 0.4%
1,540		Caterpillar, Inc.	120,582
200	@	Terex Corp.	16,260

			136,842

Machinery - Diversified: 0.4%
400		Cummins, Inc.	40,484
590		Deere & Co.	71,237

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Machinery - Diversified: (continued)
290		Rockwell Automation, Inc.	$20,138

			131,859

Media: 2.7%
1,640		CBS Corp. - Class B	54,645
1,020		Clear Channel Communications, Inc.	38,576
5,060	@	Comcast Corp. - Class A	142,287
2,200	@	DIRECTV Group, Inc.	50,842
600		Gannett Co., Inc.	32,970
1,080		McGraw-Hill Cos., Inc.	73,526
5,110		News Corp., Inc. - Class A	108,383
5,800		Time Warner, Inc.	122,032
1,200	@	Viacom - Class B	49,956
4,640		Walt Disney Co.	158,410

			831,627

Metal Fabricate/Hardware: 0.1%
200		Precision Castparts Corp.	24,272

			24,272

Mining: 0.5%
1,900		Alcoa, Inc.	77,007
687		Freeport-McMoRan Copper & Gold, Inc.	56,897
700		Newmont Mining Corp.	27,342

			161,246

Miscellaneous Manufacturing: 4.8%
1,690		3M Co.	146,675
540		Cooper Industries Ltd.	30,829
510		Danaher Corp.	38,505
1,110		Eastman Kodak Co.	30,891
640		Eaton Corp.	59,520
20,100		General Electric Co.	769,422
1,720		Honeywell International, Inc.	96,802
1,300		Illinois Tool Works, Inc.	70,447
540		ITT Corp.	36,871
300		Pall Corp.	13,797
540		Parker Hannifin Corp.	52,871
4,200	@	Tyco International Ltd.	141,918

			1,488,548

Office/Business Equipment: 0.2%
2,600	@	Xerox Corp.	48,048

			48,048

Oil & Gas: 8.0%
1,080		Anadarko Petroleum Corp.	56,149
300		Apache Corp.	24,477
900		Chesapeake Energy Corp.	31,140
4,877		Chevron Corp.	410,838
3,643		ConocoPhillips	285,976
930		Devon Energy Corp.	72,810
500		ENSCO International, Inc.	30,505
260		EOG Resources, Inc.	18,996
12,160		ExxonMobil Corp.	1,019,981
300		Hess Corp.	17,688
1,860		Marathon Oil Corp.	111,526
300		Murphy Oil Corp.	17,832
600	@, @@	Nabors Industries Ltd.	20,028
300		Noble Corp.	29,256
2,080		Occidental Petroleum Corp.	120,390

Shares			Value

400		Sunoco, Inc.	$31,872
600	@	Transocean, Inc.	63,588
1,350		Valero Energy Corp.	99,711
610		XTO Energy, Inc.	36,661

			2,499,424

Oil & Gas Services: 1.3%
600		Baker Hughes, Inc.	50,478
2,400		Halliburton Co.	82,800
600	@	National Oilwell Varco, Inc.	62,544
2,370		Schlumberger Ltd.	201,308
400	@	Weatherford International Ltd.	22,096

			419,226

Packaging & Containers: 0.3%
290		Ball Corp.	15,419
400		Bemis Co.	13,272
890	@	Pactiv Corp.	28,382
800		Sealed Air Corp.	24,816

			81,889

Pharmaceuticals: 4.9%
2,720		Abbott Laboratories	145,656
640		AmerisourceBergen Corp.	31,661
320	@	Barr Pharmaceuticals, Inc.	16,074
4,000		Bristol-Myers Squibb Co.	126,240
670		Cardinal Health, Inc.	47,329
1,900		Eli Lilly & Co.	106,172
420	@	Express Scripts, Inc.	21,004
860	@	Forest Laboratories, Inc.	39,259
1,900	@	Gilead Sciences, Inc.	73,663
730	@	King Pharmaceuticals, Inc.	14,936
600	@	Medco Health Solutions, Inc.	46,794
4,400		Merck & Co., Inc.	219,120
960		Mylan Laboratories	17,462
14,630		Pfizer, Inc.	374,089
3,250		Schering-Plough Corp.	98,930
500	@	Watson Pharmaceuticals, Inc.	16,265
2,460		Wyeth	141,056

			1,535,710

Pipelines: 0.4%
1,500		El Paso Corp.	25,845
400		Questar Corp.	21,140
1,100		Spectra Energy Corp.	28,556
1,220		Williams Cos., Inc.	38,576

			114,117

Real Estate Investment Trusts: 0.7%
220		Apartment Investment & Management Co.	11,092
420		Archstone-Smith Trust	24,826
300		Boston Properties, Inc.	30,639
350		Developers Diversified Realty Corp.	18,449
300		Equity Residential	13,689
800		Host Hotels & Resorts, Inc.	18,496
300		Kimco Realty Corp.	11,421
600		Prologis	34,140
400		Simon Property Group, Inc.	37,216
200		Vornado Realty Trust	21,968

			221,936

Retail: 5.1%
300	@	Autozone, Inc.	40,986
400	@	Bed Bath & Beyond, Inc.	14,396

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Retail: (continued)
1,040		Best Buy Co., Inc.	$48,537
600	@	Big Lots, Inc.	17,652
1,120		Costco Wholesale Corp.	65,542
2,483		CVS Corp.	90,505
410		Darden Restaurants, Inc.	18,036
600		Dollar General Corp.	13,152
740		Family Dollar Stores, Inc.	25,397
1,520		Gap, Inc.	29,032
3,610		Home Depot, Inc.	142,054
610		JC Penney Co., Inc.	44,152
580	@	Kohl’s Corp.	41,197
3,120		Lowe’s Cos., Inc.	95,753
1,480		Macy’s, Inc.	58,874
2,940		McDonald’s Corp.	149,234
760		Nordstrom, Inc.	38,851
480	@	Office Depot, Inc.	14,544
600		RadioShack Corp.	19,884
210	@	Sears Holding Corp.	35,595
1,260		Staples, Inc.	29,900
1,560	@	Starbucks Corp.	40,934
1,780		Target Corp.	113,208
1,320		TJX Cos., Inc.	36,300
1,780		Walgreen Co.	77,501
4,750		Wal-Mart Stores, Inc.	228,523
600		Wendy’s International, Inc.	22,050
1,260		Yum! Brands, Inc.	41,227

			1,593,016

Savings & Loans: 0.4%
1,200		Hudson City Bancorp., Inc.	14,664
700		Sovereign Bancorp., Inc.	14,798
2,180		Washington Mutual, Inc.	92,955

			122,417

Semiconductors: 2.4%
1,040	@	Advanced Micro Devices, Inc.	14,872
1,030		Altera Corp.	22,794
630		Analog Devices, Inc.	23,713
1,840		Applied Materials, Inc.	36,561
800	@	Broadcom Corp.	23,400
12,070		Intel Corp.	286,783
700		KLA-Tencor Corp.	38,465
700		Linear Technology Corp.	25,326
1,400	@	LSI Logic Corp.	10,514
660		Maxim Integrated Products	22,051
500	@	MEMC Electronic Materials, Inc.	30,560
1,390	@	Micron Technology, Inc.	17,417
720		National Semiconductor Corp.	20,354
650	@	Novellus Systems, Inc.	18,441
750	@	Nvidia Corp.	30,983
900	@	Teradyne, Inc.	15,822
2,700		Texas Instruments, Inc.	101,601
810		Xilinx, Inc.	21,684

			761,341

Software: 3.4%
1,140	@	Adobe Systems, Inc.	45,771
620	@	Autodesk, Inc.	29,190
1,320		Automatic Data Processing, Inc.	63,980
610	@	BMC Software, Inc.	18,483
1,600		CA, Inc.	41,328
700	@	Citrix Systems, Inc.	23,569
1,910	@	Compuware Corp.	22,653

Shares			Value

610	@	Electronic Arts, Inc.	$28,865
1,610		First Data Corp.	52,599
540	@	Fiserv, Inc.	30,672
1,080	@	Intuit, Inc.	32,486
16,700		Microsoft Corp.	492,149
1,800	@	Novell, Inc.	14,022
7,490	@	Oracle Corp.	147,628
830		Paychex, Inc.	32,470

			1,075,865

Telecommunications: 5.7%
600	@@	Allergan, Inc.	34,584
600		Alltel Corp.	40,530
12,556		AT&T, Inc.	521,074
1,140	@	Avaya, Inc.	19,198
640		CenturyTel, Inc.	31,392
12,670	@	Cisco Systems, Inc.	352,860
1,530		Citizens Communications Co.	23,363
3,170	@	Corning, Inc.	80,994
477		Embarq Corp.	30,227
1,300	@	Juniper Networks, Inc.	32,721
4,720		Motorola, Inc.	83,544
3,340		Qualcomm, Inc.	144,923
3,600	@	Qwest Communications International, Inc.	34,920
5,323		Sprint Nextel Corp.	110,239
1,400	@	Tellabs, Inc.	15,064
5,260		Verizon Communications, Inc.	216,554

			1,772,187

Toys/Games/Hobbies: 0.2%
600		Hasbro, Inc.	18,846
1,230		Mattel, Inc.	31,107

			49,953

Transportation: 1.3%
530		Burlington Northern Santa Fe Corp.	45,124
300		CH Robinson Worldwide, Inc.	15,756
880		CSX Corp.	39,670
670		FedEx Corp.	74,350
890		Norfolk Southern Corp.	46,787
570		Union Pacific Corp.	65,636
1,800		United Parcel Service, Inc.	131,400

			418,723

		Total Common Stock (Cost $25,994,625)	28,103,730

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.1%
Other U.S. Agency Obligations: 2.1%
$821,000	Z	Financing Corp., 5.580%, due 03/26/12	$647,404

		Total U.S. Government Agency Obligations (Cost $647,778)	647,404

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 8	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 7.6%
U.S. Treasury STRIP: 7.6%
$3,053,000	^	4.850%, due 08/15/12	$2,387,614

		Total U.S. Treasury Obligations (Cost $2,381,867)	2,387,614

		Total Long-Term Investments (Cost $29,024,270)	31,138,748

Shares
SHORT-TERM INVESTMENTS: 0.8%
Mutual Fund: 0.2%
74,000	**	ING Institutional Prime Money Market Fund	74,000

		Total Mutual Fund (Cost $74,000)	74,000

Principal Amount
Repurchase Agreement: 0.6%
$171,000	Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $171,076 to be received upon repurchase (Collateralized by $174,000 Federal National Mortgage Association, 5.600%, Market Value plus accrued interest $174,743, due 02/01/17)		171,000

	Total Repurchase Agreement (Cost $171,000)		171,000

	Total Short-Term Investments (Cost $245,000)		245,000

	Total Investments in Securities (Cost $29,269,270)*	100.2%	$31,383,748
	Other Assets and Liabilities - Net	(0.2)	(59,385)

	Net Assets	100.0%	$31,324,363

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $29,600,175.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,178,472
Gross Unrealized Depreciation	(394,899)

Net Unrealized Appreciation	$1,783,573

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

COMMON STOCK: 84.5%
Advertising: 0.2%
720		Omnicom Group	$38,102

			38,102

Aerospace/Defense: 1.8%
1,050		Boeing Co.	100,968
520		General Dynamics Corp.	40,674
200		Goodrich Corp.	11,912
260		L-3 Communications Holdings, Inc.	25,321
580		Lockheed Martin Corp.	54,595
500		Northrop Grumman Corp.	38,935
1,160		Raytheon Co.	62,512
1,490		United Technologies Corp.	105,686

			440,603

Agriculture: 1.2%
3,030		Altria Group, Inc.	212,524
1,000		Archer-Daniels-Midland Co.	33,090
380		Reynolds American, Inc.	24,776
500		UST, Inc.	26,855

			297,245

Apparel: 0.4%
800	@	Coach, Inc.	37,912
540		Nike, Inc.	31,477
200		Polo Ralph Lauren Corp.	19,622

			89,011

Auto Manufacturers: 0.5%
3,520		Ford Motor Co.	33,158
900		General Motors Corp.	34,020
525		Paccar, Inc.	45,696

			112,874

Shares			Value

Auto Parts & Equipment: 0.2%
400	@	Goodyear Tire & Rubber Co.	$13,904
370		Johnson Controls, Inc.	42,835

			56,739

Banks: 5.4%
6,647		Bank of America Corp.	324,972
1,320	@	Bank of New York Co., Inc.	54,701
940		BB&T Corp.	38,239
532		Capital One Financial Corp.	41,730
490		Comerica, Inc.	29,140
200		Compass Bancshares, Inc.	13,796
500		Fifth Third Bancorp.	19,885
1,870		Huntington Bancshares, Inc.	42,524
1,630		Keycorp.	55,958
300		Marshall & Ilsley Corp.	14,289
1,020		Mellon Financial Corp.	44,880
1,000		National City Corp.	33,320
300		Northern Trust Corp.	19,272
490		PNC Financial Services Group, Inc.	35,074
1,569		Regions Financial Corp.	51,934
490		State Street Corp.	33,516
460		SunTrust Banks, Inc.	39,440
1,610		US Bancorp.	53,050
3,021		Wachovia Corp.	154,826
5,160		Wells Fargo & Co.	181,477

			1,282,023

Beverages: 1.6%
930		Anheuser-Busch Cos., Inc.	48,509
2,810		Coca-Cola Co.	146,991
740		Pepsi Bottling Group, Inc.	24,923
2,370		PepsiCo, Inc.	153,695

			374,118

Biotechnology: 0.7%
1,500	@	Amgen, Inc.	82,935
530	@	Biogen Idec, Inc.	28,355
500	@	Celgene Corp.	28,665
510	@	Genzyme Corp.	32,844

			172,799

Building Materials: 0.2%
300		American Standard Cos., Inc.	17,694
1,180		Masco Corp.	33,595

			51,289

Chemicals: 1.5%
170		Air Products & Chemicals, Inc.	13,663
400		Ashland, Inc.	25,580
1,390		Dow Chemical Co.	61,466
400		Ecolab, Inc.	17,080
1,100		EI DuPont de Nemours & Co.	55,924
520		International Flavors & Fragrances, Inc.	27,113
820		Monsanto Co.	55,383
500		PPG Industries, Inc.	38,055
300		Praxair, Inc.	21,597
380		Sherwin-Williams Co.	25,259
700		Sigma-Aldrich Corp.	29,869

			370,989

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.1%
200		Consol Energy, Inc.	$9,222
540		Peabody Energy Corp.	26,125

			35,347

Commercial Services: 0.7%
200	@	Apollo Group, Inc.	11,686
800	@	Convergys Corp.	19,392
390		Equifax, Inc.	17,324
540		McKesson Corp.	32,206
420		Moody’s Corp.	26,124
300		Robert Half International, Inc.	10,950
500		RR Donnelley & Sons Co.	21,755
1,290		Western Union Co.	26,871

			166,308

Computers: 3.8%
200	@	Affiliated Computer Services, Inc.	11,344
1,300	@	Apple, Inc.	158,652
200	@	Cognizant Technology Solutions Corp.	15,018
410	@	Computer Sciences Corp.	24,252
3,590	@	Dell, Inc.	102,495
1,180		Electronic Data Systems Corp.	32,721
3,760	@	EMC Corp.	68,056
3,910		Hewlett-Packard Co.	174,464
2,060		International Business Machines Corp.	216,815
280	@	Lexmark International, Inc.	13,807
310	@	NCR Corp.	16,287
860	@	Network Appliance, Inc.	25,112
450	@	Sandisk Corp.	22,023
6,100	@	Sun Microsystems, Inc.	32,086

			913,132

Cosmetics/Personal Care: 1.6%
700		Avon Products, Inc.	25,725
640		Colgate-Palmolive Co.	41,504
400		Estee Lauder Cos., Inc.	18,204
4,764		Procter & Gamble Co.	291,509

			376,942

Distribution/Wholesale: 0.1%
290		WW Grainger, Inc.	26,985

			26,985

Diversified Financial Services: 6.7%
1,480		American Express Co.	90,546
466		Ameriprise Financial, Inc.	29,624
200		Bear Stearns Cos., Inc.	28,000
1,950		Charles Schwab Corp.	40,014
70		Chicago Mercantile Exchange Holdings, Inc.	37,405
450		CIT Group, Inc.	24,674
6,770		Citigroup, Inc.	347,233
1,010		Countrywide Financial Corp.	36,714
530	@	E*Trade Financial Corp.	11,708
1,370		Fannie Mae	89,502
290		Franklin Resources, Inc.	38,416
950		Freddie Mac	57,665
600		Goldman Sachs Group, Inc.	130,050
500		Janus Capital Group, Inc.	13,920
5,350		JP Morgan Chase & Co.	259,208
200		Legg Mason, Inc.	19,676
800		Lehman Brothers Holdings, Inc.	59,616
1,410		Merrill Lynch & Co., Inc.	117,848

Shares			Value

1,550		Morgan Stanley	$130,014
540		SLM Corp.	31,093
300		T. Rowe Price Group, Inc.	15,567

			1,608,493

Electric: 2.7%
730	@	AES Corp.	15,972
460		American Electric Power Co., Inc.	20,718
700		CMS Energy Corp.	12,040
500		Constellation Energy Group, Inc.	43,585
500		Dominion Resources, Inc.	43,155
800		DTE Energy Co.	38,576
700		Duke Energy Corp.	12,810
990		Edison International	55,559
600		Entergy Corp.	64,410
1,050		Exelon Corp.	76,230
750		FirstEnergy Corp.	48,548
1,000		FPL Group, Inc.	56,740
1,020		PG&E Corp.	46,206
300		PPL Corp.	14,037
490		Public Service Enterprise Group, Inc.	43,012
700		TECO Energy, Inc.	12,026
590		TXU Corp.	39,707

			643,331

Electrical Components & Equipment: 0.2%
980		Emerson Electric Co.	45,864

			45,864

Electronics: 0.4%
620	@	Agilent Technologies, Inc.	23,833
600		Tektronix, Inc.	20,244
660	@	Thermo Electron Corp.	34,135
210	@	Waters Corp.	12,466

			90,678

Engineering & Construction: 0.0%
100		Fluor Corp.	11,137

			11,137

Entertainment: 0.1%
500		International Game Technology	19,850

			19,850

Environmental Control: 0.3%
800	@	Allied Waste Industries, Inc.	10,768
1,320		Waste Management, Inc.	51,546

			62,314

Food: 1.5%
630		Campbell Soup Co.	24,450
300	@	Dean Foods Co.	9,561
980		General Mills, Inc.	57,252
200		Hershey Co.	10,124
1,230		HJ Heinz Co.	58,388
400		Kellogg Co.	20,716
1,550		Kraft Foods, Inc.	54,638
1,380		Kroger Co.	38,819
850		Safeway, Inc.	28,926
200		Supervalu, Inc.	9,264
500		Sysco Corp.	16,495
300		Whole Foods Market, Inc.	11,490
200		WM Wrigley Jr. Co.	11,062

			351,185

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Forest Products & Paper: 0.3%
900		International Paper Co.	$35,145
190		Temple-Inland, Inc.	11,691
200		Weyerhaeuser Co.	15,786

			62,622

Gas: 0.2%
300		KeySpan Corp.	12,594
530		Sempra Energy	31,392

			43,986

Hand/Machine Tools: 0.2%
210		Black & Decker Corp.	18,545
300		Snap-On, Inc.	15,153
390		Stanley Works	23,673

			57,371

Healthcare - Products: 2.5%
1,040		Baxter International, Inc.	58,594
370		Becton Dickinson & Co.	27,565
500		Biomet, Inc.	22,860
2,000	@	Boston Scientific Corp.	30,680
300		CR Bard, Inc.	24,789
4,460		Johnson & Johnson	274,825
1,500		Medtronic, Inc.	77,790
500	@	St. Jude Medical, Inc.	20,745
500		Stryker Corp.	31,545
200	@	Varian Medical Systems, Inc.	8,502
400	@	Zimmer Holdings, Inc.	33,956

			611,851

Healthcare - Services: 1.1%
860		Aetna, Inc.	42,484
355	@	Coventry Health Care, Inc.	20,466
430	@	Humana, Inc.	26,191
200	@	Laboratory Corp. of America Holdings	15,652
1,880		UnitedHealth Group, Inc.	96,143
750	@	WellPoint, Inc.	59,873

			260,809

Home Builders: 0.2%
400		Centex Corp.	16,040
400		KB Home	15,748
300		Lennar Corp.	10,968

			42,756

Home Furnishings: 0.1%
100		Harman International Industries, Inc.	11,680
80		Whirlpool Corp.	8,896

			20,576

Household Products/Wares: 0.3%
200		Clorox Co.	12,420
780		Kimberly-Clark Corp.	52,174

			64,594

Housewares: 0.1%
500		Newell Rubbermaid, Inc.	14,715

			14,715

Insurance: 4.6%
460	@@	ACE Ltd.	28,759
670		Aflac, Inc.	34,438
1,090		Allstate Corp.	67,046

Shares			Value

120		AMBAC Financial Group, Inc.	$10,463
3,760		American International Group, Inc.	263,313
720		AON Corp.	30,679
300		Assurant, Inc.	17,676
890		Chubb Corp.	48,185
450		Cigna Corp.	23,499
1,000		Genworth Financial, Inc.	34,400
520		Hartford Financial Services Group, Inc.	51,225
449		Lincoln National Corp.	31,857
510		Loews Corp.	26,000
900		Marsh & McLennan Cos., Inc.	27,792
250		MBIA, Inc.	15,555
1,390		Metlife, Inc.	89,627
230		MGIC Investment Corp.	13,078
510		Principal Financial Group	29,728
1,620		Progressive Corp.	38,767
730		Prudential Financial, Inc.	70,978
230		Safeco Corp.	14,320
230		Torchmark Corp.	15,410
1,160		Travelers Cos., Inc.	62,060
500		UnumProvident Corp.	13,055
400	@@	XL Capital Ltd.	33,716

			1,091,626

Internet: 1.7%
500	@	Amazon.com, Inc.	34,205
1,570	@	eBay, Inc.	50,523
400	@	Google, Inc.	209,352
400	@	IAC/InterActiveCorp.	13,844
2,170	@	Symantec Corp.	43,834
500	@	VeriSign, Inc.	15,865
1,700	@	Yahoo!, Inc.	46,121

			413,744

Iron/Steel: 0.3%
200		Allegheny Technologies, Inc.	20,976
460		Nucor Corp.	26,979
240		United States Steel Corp.	26,100

			74,055

Leisure Time: 0.3%
730		Carnival Corp.	35,602
490		Harley-Davidson, Inc.	29,209

			64,811

Lodging: 0.3%
400		Harrah’s Entertainment, Inc.	34,104
400		Hilton Hotels Corp.	13,388
380		Marriott International, Inc.	16,431
230		Starwood Hotels & Resorts Worldwide, Inc.	15,426

			79,349

Machinery - Construction & Mining: 0.4%
1,000		Caterpillar, Inc.	78,300
200	@	Terex Corp.	16,260

			94,560

Machinery - Diversified: 0.4%
280		Cummins, Inc.	28,339
500		Deere & Co.	60,370
290		Rockwell Automation, Inc.	20,138

			108,847

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Media: 2.5%
1,030		CBS Corp. - Class B	$34,320
860		Clear Channel Communications, Inc.	32,525
3,200	@	Comcast Corp. – Class A	89,984
1,400	@	DIRECTV Group, Inc.	32,354
500		Gannett Co., Inc.	27,475
720		McGraw-Hill Cos., Inc.	49,018
3,700		News Corp., Inc. - Class A	78,477
3,800		Time Warner, Inc.	79,952
1,000	@	Viacom - Class B	41,630
3,770		Walt Disney Co.	128,708

			594,443

Metal Fabricate/Hardware: 0.0%
100		Precision Castparts Corp.	12,136

			12,136

Mining: 0.5%
1,500		Alcoa, Inc.	60,795
521		Freeport-McMoRan Copper & Gold, Inc.	43,149
500		Newmont Mining Corp.	19,530

			123,474

Miscellaneous Manufacturing: 4.4%
1,190		3M Co.	103,280
500		Cooper Industries Ltd.	28,545
420		Danaher Corp.	31,710
700		Eastman Kodak Co.	19,481
490		Eaton Corp.	45,570
13,710		General Electric Co.	524,805
1,150		Honeywell International, Inc.	64,722
700		Illinois Tool Works, Inc.	37,933
470		ITT Corp.	32,092
200		Pall Corp.	9,198
380		Parker Hannifin Corp.	37,206
100		Textron, Inc.	11,011
3,000	@	Tyco International Ltd.	101,370

			1,046,923

Office/Business Equipment: 0.1%
1,600	@	Xerox Corp.	29,568

			29,568

Oil & Gas: 7.3%
580		Anadarko Petroleum Corp.	30,154
200		Apache Corp.	16,318
600		Chesapeake Energy Corp.	20,760
3,430		Chevron Corp.	288,943
2,559		ConocoPhillips	200,882
520		Devon Energy Corp.	40,711
300		ENSCO International, Inc.	18,303
250		EOG Resources, Inc.	18,265
8,330		ExxonMobil Corp.	698,720
300		Hess Corp.	17,688
1,440		Marathon Oil Corp.	86,342
200		Murphy Oil Corp.	11,888
600	@, @@	Nabors Industries Ltd.	20,028
200		Noble Corp.	19,504
1,420		Occidental Petroleum Corp.	82,190
300		Sunoco, Inc.	23,904
500	@	Transocean, Inc.	52,990

Shares			Value

830		Valero Energy Corp.	$61,304
500		XTO Energy, Inc.	30,050

			1,738,944

Oil & Gas Services: 1.2%
500		Baker Hughes, Inc.	42,065
1,680		Halliburton Co.	57,960
400	@	National Oilwell Varco, Inc.	41,696
1,550		Schlumberger Ltd.	131,657
200	@	Weatherford International Ltd.	11,048

			284,426

Packaging & Containers: 0.3%
280		Ball Corp.	14,888
400		Bemis Co.	13,272
800	@	Pactiv Corp.	25,512
700		Sealed Air Corp.	21,714

			75,386

Pharmaceuticals: 4.4%
1,740		Abbott Laboratories	93,177
500		AmerisourceBergen Corp.	24,735
200	@	Barr Pharmaceuticals, Inc.	10,046
2,500		Bristol-Myers Squibb Co.	78,900
500		Cardinal Health, Inc.	35,320
1,300		Eli Lilly & Co.	72,644
420	@	Express Scripts, Inc.	21,004
560	@	Forest Laboratories, Inc.	25,564
1,120	@	Gilead Sciences, Inc.	43,422
670	@	King Pharmaceuticals, Inc.	13,708
500	@	Medco Health Solutions, Inc.	38,995
2,930		Merck & Co., Inc.	145,914
740		Mylan Laboratories	13,461
10,040		Pfizer, Inc.	256,723
2,150		Schering-Plough Corp.	65,446
400	@	Watson Pharmaceuticals, Inc.	13,012
1,790		Wyeth	102,639

			1,054,710

Pipelines: 0.4%
1,200		El Paso Corp.	20,676
400		Questar Corp.	21,140
1,000		Spectra Energy Corp.	25,960
1,150		Williams Cos., Inc.	36,363

			104,139

Real Estate Investment Trusts: 0.8%
210		Apartment Investment & Management Co.	10,588
340		Archstone-Smith Trust	20,097
300		Boston Properties, Inc.	30,639
300		Developers Diversified Realty Corp.	15,813
200		Equity Residential	9,126
500		Host Hotels & Resorts, Inc.	11,560
300		Kimco Realty Corp.	11,421
500		Prologis	28,450
300		Simon Property Group, Inc.	27,912
200		Vornado Realty Trust	21,968

			187,574

Retail: 4.9%
280	@	Autozone, Inc.	38,254
300	@	Bed Bath & Beyond, Inc.	10,797
770		Best Buy Co., Inc.	35,936

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Retail (continued)
350	@	Big Lots, Inc.	$10,297
670		Costco Wholesale Corp.	39,208
1,885		CVS Corp.	68,708
430		Darden Restaurants, Inc.	18,916
500		Dollar General Corp.	10,960
590		Family Dollar Stores, Inc.	20,249
1,250		Gap, Inc.	23,875
2,520		Home Depot, Inc.	99,162
450		JC Penney Co., Inc.	32,571
460	@	Kohl’s Corp.	32,674
2,310		Lowe’s Cos., Inc.	70,894
1,200		Macy’s, Inc.	47,736
1,970		McDonald’s Corp.	99,997
430		Nordstrom, Inc.	21,982
430	@	Office Depot, Inc.	13,029
500		RadioShack Corp.	16,570
150	@	Sears Holding Corp.	25,425
1,060		Staples, Inc.	25,154
1,290	@	Starbucks Corp.	33,850
1,180		Target Corp.	75,048
1,010		TJX Cos., Inc.	27,775
1,490		Walgreen Co.	64,875
3,240		Wal-Mart Stores, Inc.	155,876
400		Wendy’s International, Inc.	14,700
900		Yum! Brands, Inc.	29,448

			1,163,966

Savings & Loans: 0.4%
1,000		Hudson City Bancorp., Inc.	12,220
500		Sovereign Bancorp., Inc.	10,570
1,586		Washington Mutual, Inc.	67,627

			90,417

Semiconductors: 2.3%
900	@	Advanced Micro Devices, Inc.	12,870
820		Altera Corp.	18,147
430		Analog Devices, Inc.	16,185
1,380		Applied Materials, Inc.	27,421
700	@	Broadcom Corp.	20,475
8,300		Intel Corp.	197,208
500		KLA-Tencor Corp.	27,475
600		Linear Technology Corp.	21,708
1,200	@	LSI Logic Corp.	9,012
540		Maxim Integrated Products	18,041
400	@	MEMC Electronic Materials, Inc.	24,448
1,250	@	Micron Technology, Inc.	15,663
520		National Semiconductor Corp.	14,700
500	@	Novellus Systems, Inc.	14,185
540	@	Nvidia Corp.	22,307
800	@	Teradyne, Inc.	14,064
1,600		Texas Instruments, Inc.	60,208
500		Xilinx, Inc.	13,385

			547,502

Software: 3.4%
1,110	@	Adobe Systems, Inc.	44,567
510	@	Autodesk, Inc.	24,011
950		Automatic Data Processing, Inc.	46,047
710	@	BMC Software, Inc.	21,513
1,390		CA, Inc.	35,904
600	@	Citrix Systems, Inc.	20,202
1,530	@	Compuware Corp.	18,146
430	@	Electronic Arts, Inc.	20,348

Shares			Value

1,390		First Data Corp.	$45,411
330	@	Fiserv, Inc.	18,744
950	@	Intuit, Inc.	28,576
11,540		Microsoft Corp.	340,084
1,400	@	Novell, Inc.	10,906
5,470	@	Oracle Corp.	107,814
670		Paychex, Inc.	26,210

			808,483

Telecommunications: 5.2%
400	@@	Allergan, Inc.	23,056
500		Alltel Corp.	33,775
8,593		AT&T, Inc.	356,610
880	@	Avaya, Inc.	14,819
470		CenturyTel, Inc.	23,054
8,750	@	Cisco Systems, Inc.	243,688
1,300		Citizens Communications Co.	19,851
2,320	@	Corning, Inc.	59,276
342		Embarq Corp.	21,673
1,000	@	Juniper Networks, Inc.	25,170
3,370		Motorola, Inc.	59,649
2,250		Qualcomm, Inc.	97,628
2,700	@	Qwest Communications International, Inc.	26,190
3,990		Sprint Nextel Corp.	82,633
1,200	@	Tellabs, Inc.	12,912
3,640		Verizon Communications, Inc.	149,859

			1,249,843

Toys/Games/Hobbies: 0.2%
500		Hasbro, Inc.	15,705
1,120		Mattel, Inc.	28,325

			44,030

Transportation: 1.3%
520		Burlington Northern Santa Fe Corp.	44,273
300		CH Robinson Worldwide, Inc.	15,756
620		CSX Corp.	27,950
470		FedEx Corp.	52,156
480		Norfolk Southern Corp.	25,234
460		Union Pacific Corp.	52,969
1,400		United Parcel Service, Inc.	102,200

			320,538

		Total Common Stock (Cost $18,879,766 )	20,220,132

Principal Amount
U.S. TREASURY OBLIGATIONS: 14.6%
U.S. Treasury STRIP: 14.6%
$4,470,000	^	4.850%, due 08/15/12	$3,495,786

		Total U.S. Treasury Obligations (Cost $3,482,895 )	3,495,786

		Total Long-Term Investments (Cost $22,362,661)	23,715,918

Shares
SHORT-TERM INVESTMENTS: 0.8%
Mutual Fund: 0.0%
10,000	**	ING Institutional Prime Money Market Fund	10,000

		Total Mutual Fund (Cost $10,000)	10,000

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 9	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
Repurchase Agreement: 0.8%
$187,000	Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $187,083 to be received upon repurchase (Collateralized by $190,000 Federal National Mortgage Association, 5.600%, Market Value plus accrued interest $190,812, due 02/01/17)		$187,000

	Total Repurchase Agreement (Cost $187,000)		187,000

	Total Short-Term Investments (Cost $197,000)		197,000

	Total Investments in Securities (Cost $22,559,661)*	99.9%	$23,912,918
	Other Assets and Liabilities—Net	0.1	17,446

	Net Assets	100.0%	$23,930,364

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
*	Cost for federal income tax purposes is $22,870,885.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,349,349
Gross Unrealized Depreciation	(307,316)

Net Unrealized Appreciation	$1,042,033

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 83.6%
Advertising: 0.2%
960		Omnicom Group	$50,803

			50,803

Aerospace/Defense: 2.0%
1,100		Boeing Co.	105,776
940		General Dynamics Corp.	73,527
200		Goodrich Corp.	11,912
250		L-3 Communications Holdings, Inc.	24,348
730		Lockheed Martin Corp.	68,715
490		Northrop Grumman Corp.	38,156
1,240		Raytheon Co.	66,824
1,730		United Technologies Corp.	122,709

			511,967

Agriculture: 1.3%
3,400		Altria Group, Inc.	238,476
990		Archer-Daniels-Midland Co.	32,759
540		Reynolds American, Inc.	35,208
480		UST, Inc.	25,781

			332,224

Apparel: 0.4%
970	@	Coach, Inc.	45,968
880		Nike, Inc.	51,295
200		Polo Ralph Lauren Corp.	19,622

			116,885

Shares			Value

Auto Manufacturers: 0.4%
3,560		Ford Motor Co.	$33,535
840		General Motors Corp.	31,752
530		Paccar, Inc.	46,131

			111,418

Auto Parts & Equipment: 0.2%
300	@	Goodyear Tire & Rubber Co.	10,428
380		Johnson Controls, Inc.	43,993

			54,421

Banks: 5.1%
7,222		Bank of America Corp.	353,084
1,240	@	Bank of New York Co., Inc.	51,386
800		BB&T Corp.	32,544
563		Capital One Financial Corp.	44,162
480		Comerica, Inc.	28,546
200		Compass Bancshares, Inc.	13,796
460		Fifth Third Bancorp.	18,294
1,690		Huntington Bancshares, Inc.	38,431
1,400		Keycorp.	48,062
300		Marshall & Ilsley Corp.	14,289
930		Mellon Financial Corp.	40,920
1,200		National City Corp.	39,984
200		Northern Trust Corp.	12,848
420		PNC Financial Services Group, Inc.	30,064
2,060		Regions Financial Corp.	68,186
580		State Street Corp.	39,672
390		SunTrust Banks, Inc.	33,439
1,870		US Bancorp.	61,617
3,249		Wachovia Corp.	166,511
5,820		Wells Fargo & Co.	204,689

			1,340,524

Beverages: 1.6%
1,070		Anheuser-Busch Cos., Inc.	55,811
3,050		Coca-Cola Co.	159,546
780		Pepsi Bottling Group, Inc.	26,270
2,560		PepsiCo, Inc.	166,016

			407,643

Biotechnology: 0.7%
1,650	@	Amgen, Inc.	91,229
520	@	Biogen Idec, Inc.	27,820
550	@	Celgene Corp.	31,532
540	@	Genzyme Corp.	34,776

			185,357

Building Materials: 0.2%
200		American Standard Cos., Inc.	11,796
1,230		Masco Corp.	35,018

			46,814

Chemicals: 1.5%
160		Air Products & Chemicals, Inc.	12,859
300		Ashland, Inc.	19,185
1,430		Dow Chemical Co.	63,235
300		Ecolab, Inc.	12,810
1,250		EI DuPont de Nemours & Co.	63,550
500		International Flavors & Fragrances, Inc.	26,070
1,020		Monsanto Co.	68,891
500		PPG Industries, Inc.	38,055
300		Praxair, Inc.	21,597

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Chemicals: (continued)
300		Sherwin-Williams Co.	$19,941
800		Sigma-Aldrich Corp.	34,136

			380,329

Coal: 0.1%
200		Consol Energy, Inc.	9,222
360		Peabody Energy Corp.	17,417

			26,639

Commercial Services: 0.6%
290	@	Apollo Group, Inc.	16,945
610	@	Convergys Corp.	14,786
280		Equifax, Inc.	12,438
500		McKesson Corp.	29,820
390		Moody’s Corp.	24,258
310		Robert Half International, Inc.	11,315
500		RR Donnelley & Sons Co.	21,755
1,140		Western Union Co.	23,746

			155,063

Computers: 3.8%
200	@	Affiliated Computer Services, Inc.	11,344
1,400	@	Apple, Inc.	170,856
140	@	Cognizant Technology Solutions Corp.	10,513
340	@	Computer Sciences Corp.	20,111
4,070	@	Dell, Inc.	116,199
1,110		Electronic Data Systems Corp.	30,780
4,240	@	EMC Corp.	76,744
4,530		Hewlett-Packard Co.	202,129
2,280		International Business Machines Corp.	239,970
280	@	Lexmark International, Inc.	13,807
380	@	NCR Corp.	19,965
690	@	Network Appliance, Inc.	20,148
430	@	Sandisk Corp.	21,044
5,420	@	Sun Microsystems, Inc.	28,509

			982,119

Cosmetics/Personal Care: 1.6%
440		Avon Products, Inc.	16,170
950		Colgate-Palmolive Co.	61,608
280		Estee Lauder Cos., Inc.	12,743
5,320		Procter & Gamble Co.	325,531

			416,052

Distribution/Wholesale: 0.1%
210		WW Grainger, Inc.	19,541

			19,541

Diversified Financial Services: 6.7%
1,800		American Express Co.	110,124
490		Ameriprise Financial, Inc.	31,149
200		Bear Stearns Cos., Inc.	28,000
1,710		Charles Schwab Corp.	35,089
60		Chicago Mercantile Exchange Holdings, Inc.	32,062
380		CIT Group, Inc.	20,835
7,530		Citigroup, Inc.	386,214
1,060		Countrywide Financial Corp.	38,531
630	@	E*Trade Financial Corp.	13,917
1,420		Fannie Mae	92,769
310		Franklin Resources, Inc.	41,066
1,190		Freddie Mac	72,233
660		Goldman Sachs Group, Inc.	143,055
380		Janus Capital Group, Inc.	10,579

Shares			Value

5,980		JP Morgan Chase & Co.	$289,731
200		Legg Mason, Inc.	19,676
1,020		Lehman Brothers Holdings, Inc.	76,010
1,420		Merrill Lynch & Co., Inc.	118,684
1,880		Morgan Stanley	157,694
600		SLM Corp.	34,548
200		T. Rowe Price Group, Inc.	10,378

			1,762,344

Electric: 2.9%
1,070	@	AES Corp.	23,412
480		American Electric Power Co., Inc.	21,619
700		CMS Energy Corp.	12,040
440		Constellation Energy Group, Inc.	38,355
700		Dominion Resources, Inc.	60,417
950		DTE Energy Co.	45,809
600		Duke Energy Corp.	10,980
1,160		Edison International	65,099
680		Entergy Corp.	72,998
1,220		Exelon Corp.	88,572
940		FirstEnergy Corp.	60,846
1,200		FPL Group, Inc.	68,088
1,090		PG&E Corp.	49,377
300		PPL Corp.	14,037
740		Public Service Enterprise Group, Inc.	64,957
700		TECO Energy, Inc.	12,026
720		TXU Corp.	48,456

			757,088

Electrical Components & Equipment: 0.2%
1,080		Emerson Electric Co.	50,544

			50,544

Electronics: 0.4%
540	@	Agilent Technologies, Inc.	20,758
500		Tektronix, Inc.	16,870
870	@	Thermo Electron Corp.	44,996
200	@	Waters Corp.	11,872

			94,496

Engineering & Construction: 0.0%
100		Fluor Corp.	11,137

			11,137

Entertainment: 0.1%
390		International Game Technology	15,483

			15,483

Environmental Control: 0.2%
900	@	Allied Waste Industries, Inc.	12,114
1,170		Waste Management, Inc.	45,689

			57,803

Food: 1.4%
480		Campbell Soup Co.	18,629
300	@	Dean Foods Co.	9,561
1,200		General Mills, Inc.	70,104
200		Hershey Co.	10,124
1,390		HJ Heinz Co.	65,983
400		Kellogg Co.	20,716
1,983		Kraft Foods, Inc.	69,901
1,230		Kroger Co.	34,600
790		Safeway, Inc.	26,884
300		Supervalu, Inc.	13,896
300		Sysco Corp.	9,897

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Food: (continued)
280		Whole Foods Market, Inc.	$10,724
200		WM Wrigley Jr. Co.	11,062

			372,081

Forest Products & Paper: 0.3%
1,060		International Paper Co.	41,393
200		Temple-Inland, Inc.	12,306
300		Weyerhaeuser Co.	23,679

			77,378

Gas: 0.2%
250		KeySpan Corp.	10,495
600		Sempra Energy	35,538

			46,033

Hand/Machine Tools: 0.2%
120		Black & Decker Corp.	10,597
310		Snap-On, Inc.	15,658
310		Stanley Works	18,817

			45,072

Healthcare - Products: 2.4%
1,230		Baxter International, Inc.	69,298
490		Becton Dickinson & Co.	36,505
400		Biomet, Inc.	18,288
1,690	@	Boston Scientific Corp.	25,925
200		CR Bard, Inc.	16,526
4,860		Johnson & Johnson	299,473
1,600		Medtronic, Inc.	82,976
400	@	St. Jude Medical, Inc.	16,596
400		Stryker Corp.	25,236
200	@	Varian Medical Systems, Inc.	8,502
430	@	Zimmer Holdings, Inc.	36,503

			635,828

Healthcare - Services: 1.2%
820		Aetna, Inc.	40,508
390	@	Coventry Health Care, Inc.	22,484
390	@	Humana, Inc.	23,755
190	@	Laboratory Corp. of America Holdings	14,869
2,290		UnitedHealth Group, Inc.	117,111
1,160	@	WellPoint, Inc.	92,603

			311,330

Home Builders: 0.1%
400		Centex Corp.	16,040
400		KB Home	15,748
200		Lennar Corp.	7,312

			39,100

Home Furnishings: 0.1%
150		Harman International Industries, Inc.	17,520
110		Whirlpool Corp.	12,232

			29,752

Household Products/Wares: 0.3%
200		Clorox Co.	12,420
1,040		Kimberly-Clark Corp.	69,566

			81,986

Housewares: 0.1%
500		Newell Rubbermaid, Inc.	14,715

			14,715

Shares			Value

Insurance: 4.9%
800	@@	ACE Ltd.	$50,016
1,000		Aflac, Inc.	51,400
1,450		Allstate Corp.	89,190
100		AMBAC Financial Group, Inc.	8,719
4,250		American International Group, Inc.	297,628
580		AON Corp.	24,714
300		Assurant, Inc.	17,676
1,230		Chubb Corp.	66,592
530		Cigna Corp.	27,677
1,190		Genworth Financial, Inc.	40,936
680		Hartford Financial Services Group, Inc.	66,987
436		Lincoln National Corp.	30,934
630		Loews Corp.	32,117
800		Marsh & McLennan Cos., Inc.	24,704
210		MBIA, Inc.	13,066
1,530		Metlife, Inc.	98,654
200		MGIC Investment Corp.	11,372
790		Principal Financial Group	46,049
1,570		Progressive Corp.	37,570
860		Prudential Financial, Inc.	83,618
210		Safeco Corp.	13,075
200		Torchmark Corp.	13,400
1,470		Travelers Cos., Inc.	78,645
400		UnumProvident Corp.	10,444
400	@@	XL Capital Ltd.	33,716

			1,268,899

Internet: 1.5%
600	@	Amazon.com, Inc.	41,046
1,930	@	eBay, Inc.	62,107
330	@	Google, Inc.	172,715
300	@	IAC/InterActiveCorp.	10,383
1,790	@	Symantec Corp.	36,158
430	@	VeriSign, Inc.	13,644
2,200	@	Yahoo!, Inc.	59,686

			395,739

Iron/Steel: 0.4%
200		Allegheny Technologies, Inc.	20,976
760		Nucor Corp.	44,574
250		United States Steel Corp.	27,188

			92,738

Leisure Time: 0.3%
770		Carnival Corp.	37,553
590		Harley-Davidson, Inc.	35,170

			72,723

Lodging: 0.2%
300		Harrah’s Entertainment, Inc.	25,578
300		Hilton Hotels Corp.	10,041
320		Marriott International, Inc.	13,837
200		Starwood Hotels & Resorts Worldwide, Inc.	13,414

			62,870

Machinery - Construction & Mining: 0.4%
1,290		Caterpillar, Inc.	101,007
200	@	Terex Corp.	16,260

			117,267

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Machinery - Diversified: 0.4%
320		Cummins, Inc.	$32,387
450		Deere & Co.	54,333
180		Rockwell Automation, Inc.	12,499

			99,219

Media: 2.5%
1,255		CBS Corp. - Class B	41,817
860		Clear Channel Communications, Inc.	32,525
3,620	@	Comcast Corp. - Class A	101,794
1,300	@	DIRECTV Group, Inc.	30,043
480		Gannett Co., Inc.	26,376
930		McGraw-Hill Cos., Inc.	63,314
4,380		News Corp., Inc. - Class A	92,900
4,600		Time Warner, Inc.	96,784
900	@	Viacom - Class B	37,467
3,570		Walt Disney Co.	121,880

			644,900

Metal Fabricate/Hardware: 0.0%
100		Precision Castparts Corp.	12,136

			12,136

Mining: 0.5%
1,400		Alcoa, Inc.	56,742
741		Freeport-McMoRan Copper & Gold, Inc.	61,370
500		Newmont Mining Corp.	19,530

			137,642

Miscellaneous Manufacturing: 4.4%
1,400		3M Co.	121,506
400		Cooper Industries Ltd.	22,836
490		Danaher Corp.	36,995
830		Eastman Kodak Co.	23,099
510		Eaton Corp.	47,430
15,090		General Electric Co.	577,629
1,320		Honeywell International, Inc.	74,290
900		Illinois Tool Works, Inc.	48,771
470		ITT Corp.	32,092
300		Pall Corp.	13,797
400		Parker Hannifin Corp.	39,164
100		Textron, Inc.	11,011
3,280	@	Tyco International Ltd.	110,831

			1,159,451

Office/Business Equipment: 0.1%
1,900	@	Xerox Corp.	35,112

			35,112

Oil & Gas: 7.4%
810		Anadarko Petroleum Corp.	42,112
200		Apache Corp.	16,318
600		Chesapeake Energy Corp.	20,760
3,870		Chevron Corp.	326,009
2,723		ConocoPhillips	213,756
870		Devon Energy Corp.	68,112
400		ENSCO International, Inc.	24,404
200		EOG Resources, Inc.	14,612
9,140		ExxonMobil Corp.	766,663
300		Hess Corp.	17,688
1,540		Marathon Oil Corp.	92,338
200		Murphy Oil Corp.	11,888
500	@, @@	Nabors Industries Ltd.	16,690
200		Noble Corp.	19,504

Shares			Value

1,510		Occidental Petroleum Corp.	$87,399
300		Sunoco, Inc.	23,904
480	@	Transocean, Inc.	50,870
1,050		Valero Energy Corp.	77,553
620		XTO Energy, Inc.	37,262

			1,927,842

Oil & Gas Services: 1.2%
400		Baker Hughes, Inc.	33,652
2,130		Halliburton Co.	73,485
350	@	National Oilwell Varco, Inc.	36,484
1,740		Schlumberger Ltd.	147,796
400	@	Weatherford International Ltd.	22,096

			313,513

Packaging & Containers: 0.3%
200		Ball Corp.	10,634
600		Bemis Co.	19,908
830	@	Pactiv Corp.	26,469
600		Sealed Air Corp.	18,612

			75,623

Pharmaceuticals: 4.5%
1,980		Abbott Laboratories	106,029
470		AmerisourceBergen Corp.	23,251
180	@	Barr Pharmaceuticals, Inc.	9,041
3,200		Bristol-Myers Squibb Co.	100,992
550		Cardinal Health, Inc.	38,852
1,500		Eli Lilly & Co.	83,820
420	@	Express Scripts, Inc.	21,004
740	@	Forest Laboratories, Inc.	33,781
1,680	@	Gilead Sciences, Inc.	65,134
600	@	King Pharmaceuticals, Inc.	12,276
400	@	Medco Health Solutions, Inc.	31,196
3,280		Merck & Co., Inc.	163,344
580		Mylan Laboratories	10,550
10,980		Pfizer, Inc.	280,759
2,570		Schering-Plough Corp.	78,231
400	@	Watson Pharmaceuticals, Inc.	13,012
2,010		Wyeth	115,253

			1,186,525

Pipelines: 0.3%
940		El Paso Corp.	16,196
400		Questar Corp.	21,140
1,000		Spectra Energy Corp.	25,960
900		Williams Cos., Inc.	28,458

			91,754

Real Estate Investment Trusts: 0.7%
180		Apartment Investment & Management Co.	9,076
280		Archstone-Smith Trust	16,551
300		Boston Properties, Inc.	30,639
270		Developers Diversified Realty Corp.	14,232
200		Equity Residential	9,126
600		Host Hotels & Resorts, Inc.	13,872
300		Kimco Realty Corp.	11,421
450		Prologis	25,605
300		Simon Property Group, Inc.	27,912
200		Vornado Realty Trust	21,968

			180,402

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Retail: 4.7%
210	@	Autozone, Inc.	$28,690
300	@	Bed Bath & Beyond, Inc.	10,797
890		Best Buy Co., Inc.	41,536
350	@	Big Lots, Inc.	10,297
820		Costco Wholesale Corp.	47,986
2,271		CVS Corp.	82,778
280		Darden Restaurants, Inc.	12,317
400		Dollar General Corp.	8,768
510		Family Dollar Stores, Inc.	17,503
970		Gap, Inc.	18,527
3,280		Merck & Co., Inc.	163,344
2,760		Home Depot, Inc.	108,606
420		JC Penney Co., Inc.	30,400
550	@	Kohl’s Corp.	39,067
2,480		Lowe’s Cos., Inc.	76,111
1,210		Macy’s, Inc.	48,134
2,260		McDonald's Corp.	114,718
480		Nordstrom, Inc.	24,538
360	@	Office Depot, Inc.	10,908
400		RadioShack Corp.	13,256
150	@	Sears Holding Corp.	25,425
890		Staples, Inc.	21,120
1,130	@	Starbucks Corp.	29,651
1,410		Target Corp.	89,676
990		TJX Cos., Inc.	27,225
1,650		Walgreen Co.	71,841
3,550		Wal-Mart Stores, Inc.	170,791
400		Wendy's International, Inc.	14,700
1,040		Yum! Brands, Inc.	34,029

			1,229,395

Savings & Loans: 0.4%
900		Hudson City Bancorp., Inc.	10,998
500		Sovereign Bancorp., Inc.	10,570
1,830		Washington Mutual, Inc.	78,031

			99,599

Semiconductors: 2.1%
740	@	Advanced Micro Devices, Inc.	10,582
840		Altera Corp.	18,589
440		Analog Devices, Inc.	16,562
1,400		Applied Materials, Inc.	27,818
600	@	Broadcom Corp.	17,550
8,810		Intel Corp.	209,326
500		KLA-Tencor Corp.	27,475
500		Linear Technology Corp.	18,090
1,000	@	LSI Logic Corp.	7,510
380		Maxim Integrated Products	12,696
400	@	MEMC Electronic Materials, Inc.	24,448
1,070	@	Micron Technology, Inc.	13,407
440		National Semiconductor Corp.	12,439
410	@	Novellus Systems, Inc.	11,632
470	@	Nvidia Corp.	19,416
700	@	Teradyne, Inc.	12,306
2,100		Texas Instruments, Inc.	79,023
410		Xilinx, Inc.	10,976

			549,845

Shares			Value

Software: 3.2%
980	@	Adobe Systems, Inc.	$39,347
500	@	Autodesk, Inc.	23,540
1,110		Automatic Data Processing, Inc.	53,802
590	@	BMC Software, Inc.	17,877
1,340		CA, Inc.	34,612
500	@	Citrix Systems, Inc.	16,835
1,270	@	Compuware Corp.	15,062
500	@	Electronic Arts, Inc.	23,660
1,340		First Data Corp.	43,778
430	@	Fiserv, Inc.	24,424
930	@	Intuit, Inc.	27,974
12,590		Microsoft Corp.	371,027
1,400	@	Novell, Inc.	10,906
5,790	@	Oracle Corp.	114,121
590		Paychex, Inc.	23,081

			840,046

Telecommunications: 5.2%
400	@@	Allergan, Inc.	23,056
500		Alltel Corp.	33,775
9,403		AT&T, Inc.	390,225
830	@	Avaya, Inc.	13,977
510		CenturyTel, Inc.	25,016
9,790	@	Cisco Systems, Inc.	272,652
1,390		Citizens Communications Co.	21,225
2,820	@	Corning, Inc.	72,051
372		Embarq Corp.	23,574
940	@	Juniper Networks, Inc.	23,660
4,040		Motorola, Inc.	71,508
2,380		Qualcomm, Inc.	103,268
2,740	@	Qwest Communications International, Inc.	26,578
4,330		Sprint Nextel Corp.	89,674
1,000	@	Tellabs, Inc.	10,760
4,010		Verizon Communications, Inc.	165,092

			1,366,091

Toys/Games/Hobbies: 0.2%
500		Hasbro, Inc.	15,705
1,010		Mattel, Inc.	25,543

			41,248

Transportation: 1.2%
390		Burlington Northern Santa Fe Corp.	33,205
200		CH Robinson Worldwide, Inc.	10,504
700		CSX Corp.	31,556
450		FedEx Corp.	49,937
820		Norfolk Southern Corp.	43,107
490		Union Pacific Corp.	56,424
1,400		United Parcel Service, Inc.	102,200

			326,933

		Total Common Stock (Cost $20,580,928)	21,867,481

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 10	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.4%
Federal National Mortgage Corporation: 6.4%
$2,222,000	^	5.260%, due 01/15/13	$1,672,028

		Total U.S. Government Agency Obligations (Cost $1,698,352)	1,672,028

U.S. TREASURY OBLIGATIONS: 8.9%
U.S. Treasury STRIP: 8.9%
3,011,000	^	4.573%, due 11/15/12	2,320,578

		Total U.S. Treasury Obligations (Cost $2,310,152)	2,320,578

		Total Long-Term Investments (Cost $24,589,432)	25,860,087

Shares
SHORT-TERM INVESTMENTS: 1.2%
Mutual Fund: 0.2%
43,000	**	ING Institutional Prime Money Market Fund	43,000

		Total Mutual Fund (Cost $43,000)	43,000

Principal Amount			Value

Repurchase Agreement: 1.0%
$267,000	Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $267,118 to be received upon repurchase (Collateralized by $272,000 Federal National Mortgage Association, 5.600%, Market Value plus accrued interest $273,162, due 02/01/17)		$267,000

	Total Repurchase Agreement (Cost $267,000)		267,000

	Total Short-Term Investments (Cost $310,000)		310,000

	Total Investments in Securities (Cost $24,899,432)*	100.1%	$26,170,087
	Other Assets and Liabilities - Net	(0.1)	(17,191)

	Net Assets	100.0%	$26,152,896

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
*	Cost for federal income tax purposes is $25,225,259.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,283,279
Gross Unrealized Depreciation	(338,451)

Net Unrealized Appreciation	$944,828

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 88.5%
Advertising: 0.2%
960		Omnicom Group	$50,803

			50,803

Aerospace/Defense: 2.1%
1,320		Boeing Co.	126,931
1,080		General Dynamics Corp.	84,478
200		Goodrich Corp.	11,912
300		L-3 Communications Holdings, Inc.	29,217
850		Lockheed Martin Corp.	80,011
510		Northrop Grumman Corp.	39,714
1,370		Raytheon Co.	73,829
2,120		United Technologies Corp.	150,372

			596,464

Agriculture: 1.4%
4,040		Altria Group, Inc.	283,366
980		Archer-Daniels-Midland Co.	32,428
540		Reynolds American, Inc.	35,208
550		UST, Inc.	29,541

			380,543

Apparel: 0.5%
1,050	@	Coach, Inc.	49,760
980		Nike, Inc.	57,124
200		Polo Ralph Lauren Corp.	19,622

			126,506

Shares			Value

Auto Manufacturers: 0.5%
4,870		Ford Motor Co.	$45,875
800		General Motors Corp.	30,240
700		Paccar, Inc.	60,928

			137,043

Auto Parts & Equipment: 0.2%
200	@	Goodyear Tire & Rubber Co.	6,952
380		Johnson Controls, Inc.	43,993

			50,945

Banks: 5.5%
8,610		Bank of America Corp.	420,943
1,330	@	Bank of New York Co., Inc.	55,115
940		BB&T Corp.	38,239
719		Capital One Financial Corp.	56,398
490		Comerica, Inc.	29,140
200		Compass Bancshares, Inc.	13,796
400		Fifth Third Bancorp.	15,908
1,840		Huntington Bancshares, Inc.	41,842
1,540		Keycorp.	52,868
500		Marshall & Ilsley Corp.	23,815
770		Mellon Financial Corp.	33,880
1,140		National City Corp.	37,985
200		Northern Trust Corp.	12,848
410		PNC Financial Services Group, Inc.	29,348
2,056		Regions Financial Corp.	68,054
700		State Street Corp.	47,880
460		SunTrust Banks, Inc.	39,440
2,300		US Bancorp.	75,785
4,015		Wachovia Corp.	205,769
6,940		Wells Fargo & Co.	244,080

			1,543,133

Beverages: 1.7%
1,180		Anheuser-Busch Cos., Inc.	61,549
3,570		Coca-Cola Co.	186,747
790		Pepsi Bottling Group, Inc.	26,607
3,110		PepsiCo, Inc.	201,684

			476,587

Biotechnology: 0.8%
2,200	@	Amgen, Inc.	121,638
550	@	Biogen Idec, Inc.	29,425
500	@	Celgene Corp.	28,665
540	@	Genzyme Corp.	34,776

			214,504

Building Materials: 0.2%
200		American Standard Cos., Inc.	11,796
1,370		Masco Corp.	39,004

			50,800

Chemicals: 1.4%
140		Air Products & Chemicals, Inc.	11,252
400		Ashland, Inc.	25,580
1,560		Dow Chemical Co.	68,983
300		Ecolab, Inc.	12,810
1,400		EI DuPont de Nemours & Co.	71,176
500		International Flavors & Fragrances, Inc.	26,070
1,180		Monsanto Co.	79,697
490		PPG Industries, Inc.	37,294
300		Praxair, Inc.	21,597

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
Chemicals (continued)
270		Sherwin-Williams Co.	$17,947
700		Sigma-Aldrich Corp.	29,869

			402,275

Coal: 0.1%
300		Consol Energy, Inc.	13,833
400		Peabody Energy Corp.	19,352

			33,185

Commercial Services: 0.6%
370	@	Apollo Group, Inc.	21,619
700	@	Convergys Corp.	16,968
290		Equifax, Inc.	12,882
680		McKesson Corp.	40,555
390		Moody’s Corp.	24,258
380		Robert Half International, Inc.	13,870
400		RR Donnelley & Sons Co.	17,404
1,170		Western Union Co.	24,371

			171,927

Computers: 3.9%
200	@	Affiliated Computer Services, Inc.	11,344
1,500	@	Apple, Inc.	183,060
110	@	Cognizant Technology Solutions Corp.	8,260
380	@	Computer Sciences Corp.	22,477
4,830	@	Dell, Inc.	137,897
1,380		Electronic Data Systems Corp.	38,267
5,090	@	EMC Corp.	92,129
5,300		Hewlett-Packard Co.	236,486
2,610		International Business Machines Corp.	274,703
250	@	Lexmark International, Inc.	12,328
280	@	NCR Corp.	14,711
760	@	Network Appliance, Inc.	22,192
400	@	Sandisk Corp.	19,576
5,700	@	Sun Microsystems, Inc.	29,982

			1,103,412

Cosmetics/Personal Care: 1.7%
550		Avon Products, Inc.	20,213
880		Colgate-Palmolive Co.	57,068
250		Estee Lauder Cos., Inc.	11,378
6,290		Procter & Gamble Co.	384,885

			473,544

Distribution/Wholesale: 0.1%
200		WW Grainger, Inc.	18,610

			18,610

Diversified Financial Services: 7.2%
2,150		American Express Co.	131,537
490		Ameriprise Financial, Inc.	31,149
270		Bear Stearns Cos., Inc.	37,800
1,770		Charles Schwab Corp.	36,320
100		Chicago Mercantile Exchange Holdings, Inc.	53,436
390		CIT Group, Inc.	21,384
8,980		Citigroup, Inc.	460,584
950		Countrywide Financial Corp.	34,533
570	@	E*Trade Financial Corp.	12,591
1,430		Fannie Mae	93,422
270		Franklin Resources, Inc.	35,767
1,170		Freddie Mac	71,019
820		Goldman Sachs Group, Inc.	177,735
450		Janus Capital Group, Inc.	12,528

Shares			Value
6,870		JP Morgan Chase & Co.	$332,852
100		Legg Mason, Inc.	9,838
1,120		Lehman Brothers Holdings, Inc.	83,462
1,850		Merrill Lynch & Co., Inc.	154,623
2,100		Morgan Stanley	176,148
770		SLM Corp.	44,337
200		T. Rowe Price Group, Inc.	10,378

			2,021,443

Electric: 3.0%
1,060	@	AES Corp.	23,193
560		American Electric Power Co., Inc.	25,222
700		CMS Energy Corp.	12,040
400		Constellation Energy Group, Inc.	34,868
800		Dominion Resources, Inc.	69,048
900		DTE Energy Co.	43,398
800		Duke Energy Corp.	14,640
1,300		Edison International	72,956
800		Entergy Corp.	85,880
1,370		Exelon Corp.	99,462
1,150		FirstEnergy Corp.	74,440
1,400		FPL Group, Inc.	79,436
1,160		PG&E Corp.	52,548
200		PPL Corp.	9,358
740		Public Service Enterprise Group, Inc.	64,957
800		TECO Energy, Inc.	13,744
840		TXU Corp.	56,532

			831,722

Electrical Components & Equipment: 0.2%
1,380		Emerson Electric Co.	64,584

			64,584

Electronics: 0.4%
560	@	Agilent Technologies, Inc.	21,526
600		Tektronix, Inc.	20,244
900	@	Thermo Electron Corp.	46,548
170	@	Waters Corp.	10,091

			98,409

Engineering & Construction: 0.0%
100		Fluor Corp.	11,137

			11,137

Entertainment: 0.1%
400		International Game Technology	15,880

			15,880

Environmental Control: 0.2%
900	@	Allied Waste Industries, Inc.	12,114
1,190		Waste Management, Inc.	46,470

			58,584

Food: 1.5%
780		Campbell Soup Co.	30,272
300	@	Dean Foods Co.	9,561
1,350		General Mills, Inc.	78,867
200		Hershey Co.	10,124
1,500		HJ Heinz Co.	71,205
500		Kellogg Co.	25,895
2,018		Kraft Foods, Inc.	71,135
1,370		Kroger Co.	38,538
800		Safeway, Inc.	27,224
300		Supervalu, Inc.	13,896
400		Sysco Corp.	13,196

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
Food (continued)
230		Whole Foods Market, Inc.	$8,809
200		WM Wrigley Jr. Co.	11,062

			409,784

Forest Products & Paper: 0.3%
1,180		International Paper Co.	46,079
370		Temple-Inland, Inc.	22,766
300		Weyerhaeuser Co.	23,679

			92,524

Gas: 0.2%
200		KeySpan Corp.	8,396
630		Sempra Energy	37,315

			45,711

Hand/Machine Tools: 0.2%
220		Black & Decker Corp.	19,428
300		Snap-On, Inc.	15,153
300		Stanley Works	18,210

			52,791

Healthcare - Products: 2.6%
1,360		Baxter International, Inc.	76,622
500		Becton Dickinson & Co.	37,250
400		Biomet, Inc.	18,288
1,750	@	Boston Scientific Corp.	26,845
200		CR Bard, Inc.	16,526
5,740		Johnson & Johnson	353,699
2,100		Medtronic, Inc.	108,906
400	@	St. Jude Medical, Inc.	16,596
400		Stryker Corp.	25,236
200	@	Varian Medical Systems, Inc.	8,502
390	@	Zimmer Holdings, Inc.	33,107

			721,577

Healthcare - Services: 1.2%
1,080		Aetna, Inc.	53,352
380	@	Coventry Health Care, Inc.	21,907
390	@	Humana, Inc.	23,755
150	@	Laboratory Corp. of America Holdings	11,739
2,630		UnitedHealth Group, Inc.	134,498
1,280	@	WellPoint, Inc.	102,182

			347,433

Home Builders: 0.1%
400		Centex Corp.	16,040
400		KB Home	15,748
200		Lennar Corp.	7,312

			39,100

Home Furnishings: 0.1%
110		Harman International Industries, Inc.	12,848
110		Whirlpool Corp.	12,232

			25,080

Household Products/Wares: 0.3%
200		Clorox Co.	12,420
1,180		Kimberly-Clark Corp.	78,930

			91,350

Housewares: 0.1%
500		Newell Rubbermaid, Inc.	14,715

			14,715

Shares			Value
Insurance: 4.9%
800	@@	ACE Ltd.	$50,016
1,080		Aflac, Inc.	55,512
1,410		Allstate Corp.	86,729
120		AMBAC Financial Group, Inc.	10,463
4,870		American International Group, Inc.	341,046
670		AON Corp.	28,549
300		Assurant, Inc.	17,676
1,250		Chubb Corp.	67,675
560		Cigna Corp.	29,243
1,260		Genworth Financial, Inc.	43,344
750		Hartford Financial Services Group, Inc.	73,883
427		Lincoln National Corp.	30,296
760		Loews Corp.	38,745
700		Marsh & McLennan Cos., Inc.	21,616
370		MBIA, Inc.	23,021
1,470		Metlife, Inc.	94,786
200		MGIC Investment Corp.	11,372
910		Principal Financial Group	53,044
1,670		Progressive Corp.	39,963
1,190		Prudential Financial, Inc.	115,704
230		Safeco Corp.	14,320
220		Torchmark Corp.	14,740
1,360		Travelers Cos., Inc.	72,760
500		UnumProvident Corp.	13,055
400	@@	XL Capital Ltd.	33,716

			1,381,274

Internet: 1.7%
520	@	Amazon.com, Inc.	35,573
2,340	@	eBay, Inc.	75,301
450	@	Google, Inc.	235,521
500	@	IAC/InterActiveCorp.	17,305
1,780	@	Symantec Corp.	35,956
490	@	VeriSign, Inc.	15,548
2,300	@	Yahoo!, Inc.	62,399

			477,603

Iron/Steel: 0.3%
200		Allegheny Technologies, Inc.	20,976
760		Nucor Corp.	44,574
250		United States Steel Corp.	27,188

			92,738

Leisure Time: 0.2%
670		Carnival Corp.	32,676
610		Harley-Davidson, Inc.	36,362

			69,038

Lodging: 0.2%
300		Harrah’s Entertainment, Inc.	25,578
300		Hilton Hotels Corp.	10,041
410		Marriott International, Inc.	17,728
200		Starwood Hotels & Resorts Worldwide, Inc.	13,414

			66,761

Machinery - Construction & Mining: 0.5%
1,450		Caterpillar, Inc.	113,535
200	@	Terex Corp.	16,260

			129,795

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Machinery - Diversified: 0.4%
360		Cummins, Inc.	$36,436
440		Deere & Co.	53,126
180		Rockwell Automation, Inc.	12,499

			102,061

Media: 2.6%
1,430		CBS Corp. - Class B	47,648
790		Clear Channel Communications, Inc.	29,878
4,350	@	Comcast Corp. - Class A	122,322
1,800	@	DIRECTV Group, Inc.	41,598
500		Gannett Co., Inc.	27,475
1,080		McGraw-Hill Cos., Inc.	73,526
4,450		News Corp., Inc. - Class A	94,385
5,500		Time Warner, Inc.	115,720
1,000	@	Viacom - Class B	41,630
3,860		Walt Disney Co.	131,780

			725,962

Metal Fabricate/Hardware: 0.0%
100		Precision Castparts Corp.	12,136

			12,136

Mining: 0.5%
1,600		Alcoa, Inc.	64,848
727		Freeport-McMoRan Copper & Gold, Inc.	60,210
600		Newmont Mining Corp.	23,436

			148,494

Miscellaneous Manufacturing: 4.7%
1,370		3M Co.	118,902
420		Cooper Industries Ltd.	23,978
490		Danaher Corp.	36,995
1,050		Eastman Kodak Co.	29,222
570		Eaton Corp.	53,010
18,080		General Electric Co.	692,093
1,490		Honeywell International, Inc.	83,857
1,010		Illinois Tool Works, Inc.	54,732
480		ITT Corp.	32,774
300		Pall Corp.	13,797
420		Parker Hannifin Corp.	41,122
100		Textron, Inc.	11,011
3,800	@	Tyco International Ltd.	128,402

			1,319,895

Office/Business Equipment: 0.1%
1,960	@	Xerox Corp.	36,221

			36,221

Oil & Gas: 8.1%
1,080		Anadarko Petroleum Corp.	56,149
400		Apache Corp.	32,636
600		Chesapeake Energy Corp.	20,760
4,440		Chevron Corp.	374,026
3,374		ConocoPhillips	264,859
970		Devon Energy Corp.	75,941
400		ENSCO International, Inc.	24,404
190		EOG Resources, Inc.	13,881
10,980		ExxonMobil Corp.	921,002
300		Hess Corp.	17,688
1,820		Marathon Oil Corp.	109,127
200		Murphy Oil Corp.	11,888
500	@, @@	Nabors Industries Ltd.	16,690
200		Noble Corp.	19,504

Shares			Value

1,740		Occidental Petroleum Corp.	$100,711
400		Sunoco, Inc.	31,872
500	@	Transocean, Inc.	52,990
1,160		Valero Energy Corp.	85,678
600		XTO Energy, Inc.	36,060

			2,265,866

Oil & Gas Services: 1.3%
500		Baker Hughes, Inc.	42,065
2,060		Halliburton Co.	71,070
500	@	National Oilwell Varco, Inc.	52,120
2,130		Schlumberger Ltd.	180,922
400	@	Weatherford International Ltd.	22,096

			368,273

Packaging & Containers: 0.2%
220		Ball Corp.	11,697
300		Bemis Co.	9,954
750	@	Pactiv Corp.	23,918
600		Sealed Air Corp.	18,612

			64,181

Pharmaceuticals: 5.0%
2,450		Abbott Laboratories	131,198
510		AmerisourceBergen Corp.	25,230
270	@	Barr Pharmaceuticals, Inc.	13,562
3,700		Bristol-Myers Squibb Co.	116,772
770		Cardinal Health, Inc.	54,393
1,600		Eli Lilly & Co.	89,408
420	@	Express Scripts, Inc.	21,004
700	@	Forest Laboratories, Inc.	31,955
1,940	@	Gilead Sciences, Inc.	75,214
770	@	King Pharmaceuticals, Inc.	15,754
500	@	Medco Health Solutions, Inc.	38,995
4,130		Merck & Co., Inc.	205,674
750		Mylan Laboratories	13,643
13,160		Pfizer, Inc.	336,501
3,090		Schering-Plough Corp.	94,060
400	@	Watson Pharmaceuticals, Inc.	13,012
2,320		Wyeth	133,029

			1,409,404

Pipelines: 0.4%
1,100		El Paso Corp.	18,953
400		Questar Corp.	21,140
1,100		Spectra Energy Corp.	28,556
1,140		Williams Cos., Inc.	36,047

			104,696

Real Estate Investment Trusts: 0.7%
200		Apartment Investment & Management Co.	10,084
350		Archstone-Smith Trust	20,689
300		Boston Properties, Inc.	30,639
310		Developers Diversified Realty Corp.	16,340
300		Equity Residential	13,689
500		Host Hotels & Resorts, Inc.	11,560
300		Kimco Realty Corp.	11,421
500		Prologis	28,450
300		Simon Property Group, Inc.	27,912
200		Vornado Realty Trust	21,968

			192,752

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
Retail: 4.9%
310	@	Autozone, Inc.	$42,352
300	@	Bed Bath & Beyond, Inc.	10,797
790		Best Buy Co., Inc.	36,869
400	@	Big Lots, Inc.	11,768
950		Costco Wholesale Corp.	55,594
2,301		CVS Corp.	83,871
340		Darden Restaurants, Inc.	14,957
500		Dollar General Corp.	10,960
700		Family Dollar Stores, Inc.	24,024
1,030		Gap, Inc.	19,673
3,320		Home Depot, Inc.	130,642
460		JC Penney Co., Inc.	33,295
560	@	Kohl’s Corp.	39,777
2,940		Lowe’s Cos., Inc.	90,229
1,280		Macy’s, Inc.	50,918
2,530		McDonald’s Corp.	128,423
500		Nordstrom, Inc.	25,560
250	@	Office Depot, Inc.	7,575
500		RadioShack Corp.	16,570
120	@	Sears Holding Corp.	20,340
1,110		Staples, Inc.	26,340
1,370	@	Starbucks Corp.	35,949
1,540		Target Corp.	97,944
1,070		TJX Cos., Inc.	29,425
1,710		Walgreen Co.	74,453
4,360		Wal-Mart Stores, Inc.	209,760
500		Wendy’s International, Inc.	18,375
900		Yum! Brands, Inc.	29,448

			1,375,888

Savings & Loans: 0.4%
900		Hudson City Bancorp., Inc.	10,998
600		Sovereign Bancorp., Inc.	12,684
2,080		Washington Mutual, Inc.	88,691

			112,373

Semiconductors: 2.2%
870	@	Advanced Micro Devices, Inc.	12,441
760		Altera Corp.	16,819
360		Analog Devices, Inc.	13,550
1,560		Applied Materials, Inc.	30,997
700	@	Broadcom Corp.	20,475
10,590		Intel Corp.	251,618
600		KLA-Tencor Corp.	32,970
500		Linear Technology Corp.	18,090
1,300	@	LSI Logic Corp.	9,763
500		Maxim Integrated Products	16,705
400	@	MEMC Electronic Materials, Inc.	24,448
1,000	@	Micron Technology, Inc.	12,530
440		National Semiconductor Corp.	12,439
450	@	Novellus Systems, Inc.	12,767
710	@	Nvidia Corp.	29,330
700	@	Teradyne, Inc.	12,306
2,300		Texas Instruments, Inc.	86,549
500		Xilinx, Inc.	13,385

			627,182

Software: 3.4%
1,050	@	Adobe Systems, Inc.	42,158
410	@	Autodesk, Inc.	19,303
1,090		Automatic Data Processing, Inc.	52,832
660	@	BMC Software, Inc.	19,998
1,470		CA, Inc.	37,970

Shares			Value
500	@	Citrix Systems, Inc.	$16,835
1,460	@	Compuware Corp.	17,316
450	@	Electronic Arts, Inc.	21,294
1,370		First Data Corp.	44,758
380	@	Fiserv, Inc.	21,584
1,000	@	Intuit, Inc.	30,080
15,100		Microsoft Corp.	444,997
1,500	@	Novell, Inc.	11,685
7,160	@	Oracle Corp.	141,124
550		Paychex, Inc.	21,516

			943,450

Telecommunications: 5.7%
400	@@	Allergan, Inc.	23,056
600		Alltel Corp.	40,530
11,248		AT&T, Inc.	466,792
900	@	Avaya, Inc.	15,156
450		CenturyTel, Inc.	22,073
11,460	@	Cisco Systems, Inc.	319,161
1,250		Citizens Communications Co.	19,088
3,100	@	Corning, Inc.	79,205
316		Embarq Corp.	20,025
1,000	@	Juniper Networks, Inc.	25,170
4,600		Motorola, Inc.	81,420
3,020		Qualcomm, Inc.	131,038
3,100	@	Qwest Communications International, Inc.	30,070
5,230		Sprint Nextel Corp.	108,313
1,300	@	Tellabs, Inc.	13,988
4,830		Verizon Communications, Inc.	198,851

			1,593,936

Toys/Games/Hobbies: 0.2%
500		Hasbro, Inc.	15,705
1,170		Mattel, Inc.	29,589

			45,294

Transportation: 1.3%
460		Burlington Northern Santa Fe Corp.	39,164
200		CH Robinson Worldwide, Inc.	10,504
720		CSX Corp.	32,458
610		FedEx Corp.	67,692
860		Norfolk Southern Corp.	45,210
510		Union Pacific Corp.	58,727
1,600		United Parcel Service, Inc.	116,800

			370,555

		Total Common Stock (Cost $23,634,102)	24,807,933

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 10.9%
U.S. Treasury STRIP: 10.9%
$4,010,000	^	4.890%, due 02/15/13	$3,054,934

		Total U.S. Treasury Obligations (Cost $3,050,291)	3,054,934

		Total Long-Term Investments (Cost $26,684,393)	27,862,867

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 11	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
SHORT-TERM INVESTMENTS: 0.7%
Mutual Fund: 0.2%
50,000	**	ING Institutional Prime Money Market Fund	50,000

		Total Mutual Fund (Cost $50,000)	50,000

Principal Amount
Repurchase Agreement: 0.5%
$137,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $137,061 to be received upon repurchase (Collateralized by $295,000 Resolution Funding Corporation, Discount Note, Market Value $140,600, due 01/15/21)		137,000

	Total Repurchase Agreement (Cost $137,000)		137,000

	Total Short-Term Investments (Cost $187,000)		187,000

	Total Investments in Securities (Cost $26,871,393)*	100.1%	$28,049,867
	Other Assets and Liabilities - Net	(0.1)	(18,905)

	Net Assets	100.0%	$28,030,962

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
*	Cost for federal income tax purposes is $27,285,494.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,112,235
Gross Unrealized Depreciation	(347,862)

Net Unrealized Appreciation	$764,373

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 12	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 93.8%
Advertising: 0.2%
2,400		Omnicom Group	$127,008

			127,008

Aerospace/Defense: 2.3%
2,750		Boeing Co.	264,440
1,900		General Dynamics Corp.	148,618
400		Goodrich Corp.	23,824
600		L-3 Communications Holdings, Inc.	58,434
1,800		Lockheed Martin Corp.	169,434
1,050		Northrop Grumman Corp.	81,764
3,050		Raytheon Co.	164,365
3,850		United Technologies Corp.	273,081

			1,183,960

Agriculture: 1.4%
7,300		Altria Group, Inc.	512,022
2,000		Archer-Daniels-Midland Co.	66,180
1,000		Reynolds American, Inc.	65,200
1,200		UST, Inc.	64,452

			707,854

Apparel: 0.4%
2,000	@	Coach, Inc.	94,780
1,900		Nike, Inc.	110,751
300		Polo Ralph Lauren Corp.	29,433

			234,964

Auto Manufacturers: 0.5%
7,950		Ford Motor Co.	74,889
1,750		General Motors Corp.	66,150
1,250		Paccar, Inc.	108,800

			249,839

Shares			Value

Auto Parts & Equipment: 0.2%
700	@	Goodyear Tire & Rubber Co.	$24,332
600		Johnson Controls, Inc.	69,462

			93,794

Banks: 5.9%
16,000		Bank of America Corp.	782,240
2,850	@	Bank of New York Co., Inc.	118,104
1,950		BB&T Corp.	79,326
1,453		Capital One Financial Corp.	113,973
1,000		Comerica, Inc.	59,470
500		Compass Bancshares, Inc.	34,490
950		Fifth Third Bancorp.	37,782
3,700		Huntington Bancshares, Inc.	84,138
3,500		Keycorp.	120,155
1,100		Marshall & Ilsley Corp.	52,393
2,000		Mellon Financial Corp.	88,000
2,250		National City Corp.	74,970
400		Northern Trust Corp.	25,696
900		PNC Financial Services Group, Inc.	64,422
4,417		Regions Financial Corp.	146,203
1,250		State Street Corp.	85,500
950		SunTrust Banks, Inc.	81,453
4,600		US Bancorp.	151,570
7,343		Wachovia Corp.	376,329
12,800		Wells Fargo & Co.	450,176

			3,026,390

Beverages: 1.8%
2,350		Anheuser-Busch Cos., Inc.	122,576
6,950		Coca-Cola Co.	363,555
1,500		Pepsi Bottling Group, Inc.	50,520
6,000		PepsiCo, Inc.	389,100

			925,751

Biotechnology: 0.8%
3,900	@	Amgen, Inc.	215,631
1,150	@	Biogen Idec, Inc.	61,525
1,200	@	Celgene Corp.	68,796
1,100	@	Genzyme Corp.	70,840

			416,792

Building Materials: 0.2%
500		American Standard Cos., Inc.	29,490
2,600		Masco Corp.	74,022

			103,512

Chemicals: 1.7%
300		Air Products & Chemicals, Inc.	24,111
800		Ashland, Inc.	51,160
3,250		Dow Chemical Co.	143,715
600		Ecolab, Inc.	25,620
3,050		EI DuPont de Nemours & Co.	155,062
1,100		International Flavors & Fragrances, Inc.	57,354
2,100		Monsanto Co.	141,834
1,300		PPG Industries, Inc.	98,943
600		Praxair, Inc.	43,194
800		Sherwin-Williams Co.	53,176
1,600		Sigma-Aldrich Corp.	68,272

			862,441

Coal: 0.1%
600		Consol Energy, Inc.	27,666
990		Peabody Energy Corp.	47,896

			75,562

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 12	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Commercial Services: 0.7%
600	@	Apollo Group, Inc.	$35,058
1,500	@	Convergys Corp.	36,360
700		Equifax, Inc.	31,094
1,250		McKesson Corp.	74,550
800		Moody’s Corp.	49,760
800		Robert Half International, Inc.	29,200
900		RR Donnelley & Sons Co.	39,159
2,550		Western Union Co.	53,117

			348,298

Computers: 4.2%
400	@	Affiliated Computer Services, Inc.	22,688
3,000	@	Apple, Inc.	366,120
420	@	Cognizant Technology Solutions Corp.	31,538
800	@	Computer Sciences Corp.	47,320
9,000	@	Dell, Inc.	256,950
2,350		Electronic Data Systems Corp.	65,166
10,300	@	EMC Corp.	186,430
9,850		Hewlett-Packard Co.	439,507
4,950		International Business Machines Corp.	520,988
650	@	Lexmark International, Inc.	32,052
500	@	NCR Corp.	26,270
1,600	@	Network Appliance, Inc.	46,720
900	@	Sandisk Corp.	44,046
12,450	@	Sun Microsystems, Inc.	65,487

			2,151,282

Cosmetics/Personal Care: 1.7%
1,100		Avon Products, Inc.	40,425
1,850		Colgate-Palmolive Co.	119,973
650		Estee Lauder Cos., Inc.	29,582
11,600		Procter & Gamble Co.	709,804

			899,784

Distribution/Wholesale: 0.1%
500		WW Grainger, Inc.	46,525

			46,525

Diversified Financial Services: 7.6%
4,350		American Express Co.	266,133
1,000		Ameriprise Financial, Inc.	63,570
600		Bear Stearns Cos., Inc.	84,000
3,850		Charles Schwab Corp.	79,002
120		Chicago Mercantile Exchange Holdings, Inc.	64,123
800		CIT Group, Inc.	43,864
16,650		Citigroup, Inc.	853,979
2,250		Countrywide Financial Corp.	81,788
1,200	@	E*Trade Financial Corp.	26,508
3,150		Fannie Mae	205,790
600		Franklin Resources, Inc.	79,482
2,700		Freddie Mac	163,890
1,550		Goldman Sachs Group, Inc.	335,963
1,100		Janus Capital Group, Inc.	30,624
12,850		JP Morgan Chase & Co.	622,583
300		Legg Mason, Inc.	29,514
2,100		Lehman Brothers Holdings, Inc.	156,492
3,450		Merrill Lynch & Co., Inc.	288,351
4,200		Morgan Stanley	352,296
1,500		SLM Corp.	86,370
500		T. Rowe Price Group, Inc.	25,945

			3,940,267

Shares			Value

Electric: 3.2%
2,350	@	AES Corp.	$51,418
1,000		American Electric Power Co., Inc.	45,040
1,400		CMS Energy Corp.	24,080
900		Constellation Energy Group, Inc.	78,453
1,500		Dominion Resources, Inc.	129,465
2,100		DTE Energy Co.	101,262
1,800		Duke Energy Corp.	32,940
2,700		Edison International	151,524
1,550		Entergy Corp.	166,393
2,550		Exelon Corp.	185,130
2,000		FirstEnergy Corp.	129,460
2,800		FPL Group, Inc.	158,872
2,500		PG&E Corp.	113,250
600		PPL Corp.	28,074
1,300		Public Service Enterprise Group, Inc.	114,114
1,500		TECO Energy, Inc.	25,770
1,700		TXU Corp.	114,410

			1,649,655

Electrical Components & Equipment: 0.2%
2,300		Emerson Electric Co.	107,640

			107,640

Electronics: 0.4%
1,500	@	Agilent Technologies, Inc.	57,660
1,100		Tektronix, Inc.	37,114
1,800	@	Thermo Electron Corp.	93,096
400	@	Waters Corp.	23,744

			211,614

Engineering & Construction: 0.0%
200		Fluor Corp.	22,274

			22,274

Entertainment: 0.1%
950		International Game Technology	37,715

			37,715

Environmental Control: 0.2%
1,800	@	Allied Waste Industries, Inc.	24,228
2,750		Waste Management, Inc.	107,388

			131,616

Food: 1.5%
1,200		Campbell Soup Co.	46,572
700	@	Dean Foods Co.	22,309
2,600		General Mills, Inc.	151,892
500		Hershey Co.	25,310
2,850		HJ Heinz Co.	135,290
900		Kellogg Co.	46,611
3,844		Kraft Foods, Inc.	135,501
2,650		Kroger Co.	74,545
1,700		Safeway, Inc.	57,851
500		Supervalu, Inc.	23,160
900		Sysco Corp.	29,691
400		Whole Foods Market, Inc.	15,320
400		WM Wrigley Jr. Co.	22,124

			786,176

Forest Products & Paper: 0.3%
1,800		International Paper Co.	70,290
830		Temple-Inland, Inc.	51,070
600		Weyerhaeuser Co.	47,358

			168,718

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 12	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Gas: 0.2%
600		KeySpan Corp.	$25,188
1,500		Sempra Energy	88,845

			114,033

Hand/Machine Tools: 0.2%
400		Black & Decker Corp.	35,324
700		Snap-On, Inc.	35,357
700		Stanley Works	42,490

			113,171

Healthcare - Products: 2.8%
2,900		Baxter International, Inc.	163,386
1,000		Becton Dickinson & Co.	74,500
800		Biomet, Inc.	36,576
4,200	@	Boston Scientific Corp.	64,428
500		CR Bard, Inc.	41,315
10,550		Johnson & Johnson	650,091
3,900		Medtronic, Inc.	202,254
900	@	St. Jude Medical, Inc.	37,341
1,000		Stryker Corp.	63,090
400	@	Varian Medical Systems, Inc.	17,004
900	@	Zimmer Holdings, Inc.	76,401

			1,426,386

Healthcare - Services: 1.3%
1,850		Aetna, Inc.	91,390
800	@	Coventry Health Care, Inc.	46,120
800	@	Humana, Inc.	48,728
300	@	Laboratory Corp. of America Holdings	23,478
4,900		UnitedHealth Group, Inc.	250,586
2,350	@	WellPoint, Inc.	187,601

			647,903

Home Builders: 0.2%
800		Centex Corp.	32,080
900		KB Home	35,433
500		Lennar Corp.	18,280

			85,793

Home Furnishings: 0.1%
200		Harman International Industries, Inc.	23,360
200		Whirlpool Corp.	22,240

			45,600

Household Products/Wares: 0.3%
500		Clorox Co.	31,050
2,200		Kimberly-Clark Corp.	147,158

			178,208

Housewares: 0.1%
1,000		Newell Rubbermaid, Inc.	29,430

			29,430

Insurance: 5.4%
1,550	@@	ACE Ltd.	96,906
2,200		Aflac, Inc.	113,080
3,250		Allstate Corp.	199,908
250		AMBAC Financial Group, Inc.	21,798
9,200		American International Group, Inc.	644,276
1,150		AON Corp.	49,002
600		Assurant, Inc.	35,352
2,650		Chubb Corp.	143,471
1,350		Cigna Corp.	70,497
2,450		Genworth Financial, Inc.	84,280

Shares			Value

1,700		Hartford Financial Services Group, Inc.	$167,467
1,000		Lincoln National Corp.	70,950
1,400		Loews Corp.	71,372
1,800		Marsh & McLennan Cos., Inc.	55,584
400		MBIA, Inc.	24,888
3,150		Metlife, Inc.	203,112
350		MGIC Investment Corp.	19,901
1,500		Principal Financial Group	87,435
3,650		Progressive Corp.	87,345
2,200		Prudential Financial, Inc.	213,906
450		Safeco Corp.	28,017
450		Torchmark Corp.	30,150
2,900		Travelers Cos., Inc.	155,150
1,000		UnumProvident Corp.	26,110
900	@@	XL Capital Ltd.	75,861

			2,775,818

Internet: 1.8%
1,300	@	Amazon.com, Inc.	88,933
4,350	@	eBay, Inc.	139,983
800	@	Google, Inc.	418,704
1,000	@	IAC/InterActiveCorp.	34,610
4,150	@	Symantec Corp.	83,830
1,100	@	VeriSign, Inc.	34,903
4,500	@	Yahoo!, Inc.	122,085

			923,048

Iron/Steel: 0.4%
400		Allegheny Technologies, Inc.	41,952
1,550		Nucor Corp.	90,908
600		United States Steel Corp.	65,250

			198,110

Leisure Time: 0.3%
1,500		Carnival Corp.	73,155
1,300		Harley-Davidson, Inc.	77,493

			150,648

Lodging: 0.3%
700		Harrah’s Entertainment, Inc.	59,682
700		Hilton Hotels Corp.	23,429
850		Marriott International, Inc.	36,754
400		Starwood Hotels & Resorts Worldwide, Inc.	26,828

			146,693

Machinery - Construction & Mining: 0.5%
2,600		Caterpillar, Inc.	203,580
400	@	Terex Corp.	32,520

			236,100

Machinery - Diversified: 0.5%
700		Cummins, Inc.	70,847
1,100		Deere & Co.	132,814
500		Rockwell Automation, Inc.	34,720

			238,381

Media: 2.7%
2,250		CBS Corp. - Class B	74,970
1,700		Clear Channel Communications, Inc.	64,294
7,575	@	Comcast Corp. - Class A	213,009
3,600	@	DIRECTV Group, Inc.	83,196
1,100		Gannett Co., Inc.	60,445
1,950		McGraw-Hill Cos., Inc.	132,756

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 12	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Media (continued)
9,300		News Corp., Inc. - Class A	$197,253
10,400		Time Warner, Inc.	218,816
2,100	@	Viacom - Class B	87,423
8,200		Walt Disney Co.	279,948

			1,412,110

Metal Fabricate/Hardware: 0.1%
300		Precision Castparts Corp.	36,408

			36,408

Mining: 0.5%
3,200		Alcoa, Inc.	129,696
1,302		Freeport-McMoRan Copper & Gold, Inc.	107,832
1,200		Newmont Mining Corp.	46,872

			284,400

Miscellaneous Manufacturing: 5.0%
2,850		3M Co.	247,352
1,000		Cooper Industries Ltd.	57,090
900		Danaher Corp.	67,950
1,900		Eastman Kodak Co.	52,877
1,300		Eaton Corp.	120,900
33,500		General Electric Co.	1,282,355
3,050		Honeywell International, Inc.	171,654
2,200		Illinois Tool Works, Inc.	119,218
1,100		ITT Corp.	75,108
500		Pall Corp.	22,995
850		Parker Hannifin Corp.	83,224
200		Textron, Inc.	22,022
7,300	@	Tyco International Ltd.	246,667

			2,569,412

Office/Business Equipment: 0.1%
3,450	@	Xerox Corp.	63,756

			63,756

Oil & Gas: 8.3%
1,800		Anadarko Petroleum Corp.	93,582
700		Apache Corp.	57,113
1,500		Chesapeake Energy Corp.	51,900
8,250		Chevron Corp.	694,980
6,200		ConocoPhillips	486,700
1,800		Devon Energy Corp.	140,922
900		ENSCO International, Inc.	54,909
400		EOG Resources, Inc.	29,224
20,400		ExxonMobil Corp.	1,711,152
600		Hess Corp.	35,376
3,400		Marathon Oil Corp.	203,864
400		Murphy Oil Corp.	23,776
1,100	@, @@	Nabors Industries Ltd.	36,718
400		Noble Corp.	39,008
3,300		Occidental Petroleum Corp.	191,004
700		Sunoco, Inc.	55,776
1,350	@	Transocean, Inc.	143,073
2,250		Valero Energy Corp.	166,185
1,050		XTO Energy, Inc.	63,105

			4,278,367

Oil & Gas Services: 1.4%
1,000		Baker Hughes, Inc.	84,130
4,750		Halliburton Co.	163,875

Shares			Value

900	@	National Oilwell Varco, Inc.	$93,816
4,150		Schlumberger Ltd.	352,501
700	@	Weatherford International Ltd.	38,668

			732,990

Packaging & Containers: 0.3%
450		Ball Corp.	23,927
650		Bemis Co.	21,567
1,600	@	Pactiv Corp.	51,024
1,300		Sealed Air Corp.	40,326

			136,844

Pharmaceuticals: 5.1%
4,000		Abbott Laboratories	214,200
1,150		AmerisourceBergen Corp.	56,891
450	@	Barr Pharmaceuticals, Inc.	22,604
6,900		Bristol-Myers Squibb Co.	217,764
1,300		Cardinal Health, Inc.	91,832
3,300		Eli Lilly & Co.	184,404
620	@	Express Scripts, Inc.	31,006
1,450	@	Forest Laboratories, Inc.	66,193
3,400	@	Gilead Sciences, Inc.	131,818
1,300	@	King Pharmaceuticals, Inc.	26,598
900	@	Medco Health Solutions, Inc.	70,191
7,750		Merck & Co., Inc.	385,950
1,400		Mylan Laboratories	25,466
24,850		Pfizer, Inc.	635,415
5,750		Schering-Plough Corp.	175,030
800	@	Watson Pharmaceuticals, Inc.	26,024
4,400		Wyeth	252,296

			2,613,682

Pipelines: 0.4%
2,200		El Paso Corp.	37,906
800		Questar Corp.	42,280
2,000		Spectra Energy Corp.	51,920
2,100		Williams Cos., Inc.	66,402

			198,508

Real Estate Investment Trusts: 0.7%
350		Apartment Investment & Management Co.	17,647
640		Archstone-Smith Trust	37,830
500		Boston Properties, Inc.	51,065
580		Developers Diversified Realty Corp.	30,572
500		Equity Residential	22,815
1,400		Host Hotels & Resorts, Inc.	32,368
700		Kimco Realty Corp.	26,649
1,000		Prologis	56,900
600		Simon Property Group, Inc.	55,824
400		Vornado Realty Trust	43,936

			375,606

Retail: 5.3%
400	@	Autozone, Inc.	54,648
600	@	Bed Bath & Beyond, Inc.	21,594
1,850		Best Buy Co., Inc.	86,340
900	@	Big Lots, Inc.	26,478
1,900		Costco Wholesale Corp.	111,188
5,254		CVS Corp.	191,508
700		Darden Restaurants, Inc.	30,793
1,000		Dollar General Corp.	21,920
1,200		Family Dollar Stores, Inc.	41,184
2,250		Gap, Inc.	42,975

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 12	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Retail (continued)
6,400		Home Depot, Inc.	$251,840
1,050		JC Penney Co., Inc.	75,999
1,150	@	Kohl’s Corp.	81,685
6,100		Lowe’s Cos., Inc.	187,209
2,450		Macy’s, Inc.	97,461
4,900		McDonald’s Corp.	248,724
900		Nordstrom, Inc.	46,008
700	@	Office Depot, Inc.	21,210
1,000		RadioShack Corp.	33,140
300	@	Sears Holding Corp.	50,850
2,050		Staples, Inc.	48,647
2,300	@	Starbucks Corp.	60,352
3,200		Target Corp.	203,520
1,900		TJX Cos., Inc.	52,250
3,650		Walgreen Co.	158,921
8,150		Wal-Mart Stores, Inc.	392,097
900		Wendy’s International, Inc.	33,075
1,900		Yum! Brands, Inc.	62,168

			2,733,784

Savings & Loans: 0.4%
2,000		Hudson City Bancorp., Inc.	24,440
1,100		Sovereign Bancorp., Inc.	23,254
4,250		Washington Mutual, Inc.	181,220

			228,914

Semiconductors: 2.4%
1,700	@	Advanced Micro Devices, Inc.	24,310
1,550		Altera Corp.	34,302
850		Analog Devices, Inc.	31,994
3,100		Applied Materials, Inc.	61,597
1,300	@	Broadcom Corp.	38,025
20,650		Intel Corp.	490,644
1,100		KLA-Tencor Corp.	60,445
1,100		Linear Technology Corp.	39,798
2,300	@	LSI Logic Corp.	17,273
950		Maxim Integrated Products	31,740
800	@	MEMC Electronic Materials, Inc.	48,896
2,450	@	Micron Technology, Inc.	30,699
950		National Semiconductor Corp.	26,857
1,000	@	Novellus Systems, Inc.	28,370
1,150	@	Nvidia Corp.	47,507
1,500	@	Teradyne, Inc.	26,370
4,800		Texas Instruments, Inc.	180,624
1,150		Xilinx, Inc.	30,786

			1,250,237

Software: 3.5%
2,050	@	Adobe Systems, Inc.	82,308
1,000	@	Autodesk, Inc.	47,080
2,250		Automatic Data Processing, Inc.	109,058
1,150	@	BMC Software, Inc.	34,845
2,700		CA, Inc.	69,741
1,200	@	Citrix Systems, Inc.	40,404
2,900	@	Compuware Corp.	34,394
1,000	@	Electronic Arts, Inc.	47,320
2,750		First Data Corp.	89,843
1,000	@	Fiserv, Inc.	56,800
1,850	@	Intuit, Inc.	55,648
26,400		Microsoft Corp.	778,008
3,000	@	Novell, Inc.	23,370

Shares			Value

13,450	@	Oracle Corp.	$265,100
1,250		Paychex, Inc.	48,900

			1,782,819

Telecommunications: 5.9%
800	@@	Allergan, Inc.	46,112
1,300		Alltel Corp.	87,815
20,927		AT&T, Inc.	868,471
1,800	@	Avaya, Inc.	30,312
1,100		CenturyTel, Inc.	53,955
21,900	@	Cisco Systems, Inc.	609,915
2,600		Citizens Communications Co.	39,702
6,700	@	Corning, Inc.	171,185
600		Embarq Corp.	38,022
1,900	@	Juniper Networks, Inc.	47,823
8,600		Motorola, Inc.	152,220
5,450		Qualcomm, Inc.	236,476
6,200	@	Qwest Communications International, Inc.	60,140
9,850		Sprint Nextel Corp.	203,994
2,300	@	Tellabs, Inc.	24,748
9,050		Verizon Communications, Inc.	372,589

			3,043,479

Toys/Games/Hobbies: 0.2%
1,100		Hasbro, Inc.	34,551
2,200		Mattel, Inc.	55,638

			90,189

Transportation: 1.4%
850		Burlington Northern Santa Fe Corp.	72,369
400		CH Robinson Worldwide, Inc.	21,008
1,500		CSX Corp.	67,620
1,400		FedEx Corp.	155,358
1,450		Norfolk Southern Corp.	76,227
1,000		Union Pacific Corp.	115,150
2,800		United Parcel Service, Inc.	204,400

			712,132

		Total Common Stock (Cost $44,929,115 )	48,362,390

Principal Amount

U.S. TREASURY OBLIGATIONS: 5.4%
U.S. Treasury STRIP: 5.4%
$3,700,000	^	4.623%, due 05/15/13	$2,780,076

		Total U.S. Treasury Obligations (Cost $2,770,020 )	2,780,076

		Total Long-Term Investments (Cost $47,699,135)	51,142,466

Shares

SHORT-TERM INVESTMENTS: 0.8%
Mutual Fund: 0.1%
34,000	**	ING Institutional Prime Money Market Fund	34,000

		Total Mutual Fund (Cost $34,000)	34,000

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 12	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
Repurchase Agreement: 0.7%
$373,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $373,165 to be received upon repurchase (Collateralized by $800,000 Resolution Funding Corporation, Discount Note, Market Value $381,288, due 01/15/21)		$373,000

	Total Repurchase Agreement (Cost $373,000)		373,000

	Total Short-Term Investments (Cost $407,000)		407,000

	Total Investments in Securities (Cost $48,106,135)*	100.0%	$51,549,466
	Other Assets and Liabilities - Net	0.0	21,533

	Net Assets	100.0%	$51,570,999

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
*	Cost for federal income tax purposes is $48,239,618.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,894,106
Gross Unrealized Depreciation	(584,258)

Net Unrealized Appreciation	$3,309,848

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 70.7%
Advertising: 0.2%
2,600		Omnicom Group	$137,592

			137,592

Aerospace/Defense: 1.7%
2,800		Boeing Co.	269,248
2,100		General Dynamics Corp.	164,262
600		Goodrich Corp.	35,736
700		L-3 Communications Holdings, Inc.	68,173
2,000		Lockheed Martin Corp.	188,260
1,300		Northrop Grumman Corp.	101,231
3,200		Raytheon Co.	172,448
4,100		United Technologies Corp.	290,813

			1,290,171

Agriculture: 1.0%
7,800		Altria Group, Inc.	547,092
2,400		Archer-Daniels-Midland Co.	79,416
1,500		Reynolds American, Inc.	97,800
1,300		UST, Inc.	69,823

			794,131

Apparel: 0.4%
2,700	@	Coach, Inc.	127,953
2,300		Nike, Inc.	134,067
700		Polo Ralph Lauren Corp.	68,677

			330,697

Auto Manufacturers: 0.5%
13,400		Ford Motor Co.	126,228
2,400		General Motors Corp.	90,720

Shares			Value

1,700		Paccar, Inc.	$147,968

			364,916

Auto Parts & Equipment: 0.2%
900	@	Goodyear Tire & Rubber Co.	31,284
1,000		Johnson Controls, Inc.	115,770

			147,054

Banks: 4.5%
17,000		Bank of America Corp.	831,130
3,700	@	Bank of New York Co., Inc.	153,328
2,500		BB&T Corp.	101,700
1,700		Capital One Financial Corp.	133,348
1,300		Comerica, Inc.	77,311
600		Compass Bancshares, Inc.	41,388
1,300		Fifth Third Bancorp.	51,701
5,200		Huntington Bancshares, Inc.	118,248
4,000		Keycorp.	137,320
1,400		Marshall & Ilsley Corp.	66,682
2,600		Mellon Financial Corp.	114,400
2,800		National City Corp.	93,296
500		Northern Trust Corp.	32,120
1,100		PNC Financial Services Group, Inc.	78,738
5,300		Regions Financial Corp.	175,430
1,800		State Street Corp.	123,120
1,200		SunTrust Banks, Inc.	102,888
4,900		US Bancorp.	161,455
8,000		Wachovia Corp.	410,000
13,800		Wells Fargo & Co.	485,346

			3,488,949

Beverages: 1.3%
2,800		Anheuser-Busch Cos., Inc.	146,048
7,200		Coca-Cola Co.	376,632
2,200		Pepsi Bottling Group, Inc.	74,096
6,300		PepsiCo, Inc.	408,555

			1,005,331

Biotechnology: 0.6%
4,300	@	Amgen, Inc.	237,747
1,300	@	Biogen Idec, Inc.	69,550
1,700	@	Celgene Corp.	97,461
1,500	@	Genzyme Corp.	96,600

			501,358

Building Materials: 0.2%
700		American Standard Cos., Inc.	41,286
3,700		Masco Corp.	105,339

			146,625

Chemicals: 1.4%
500		Air Products & Chemicals, Inc.	40,185
1,000		Ashland, Inc.	63,950
4,100		Dow Chemical Co.	181,302
900		Ecolab, Inc.	38,430
3,000		EI DuPont de Nemours & Co.	152,520
1,600		International Flavors & Fragrances, Inc.	83,424
2,700		Monsanto Co.	182,358
1,500		PPG Industries, Inc.	114,165
700		Praxair, Inc.	50,393
900		Sherwin-Williams Co.	59,823
2,100		Sigma-Aldrich Corp.	89,607

			1,056,157

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Coal: 0.1%
900		Consol Energy, Inc.	$41,499
1,300		Peabody Energy Corp.	62,894

			104,393

Commercial Services: 0.6%
900	@	Apollo Group, Inc.	52,587
1,500	@	Convergys Corp.	36,360
1,000		Equifax, Inc.	44,420
1,600		McKesson Corp.	95,424
1,100		Moody's Corp.	68,420
800		Robert Half International, Inc.	29,200
1,100		RR Donnelley & Sons Co.	47,861
3,300		Western Union Co.	68,739

			443,011

Computers: 3.0%
400	@	Affiliated Computer Services, Inc.	22,688
3,300	@	Apple, Inc.	402,732
400	@	Cognizant Technology Solutions Corp.	30,036
1,100	@	Computer Sciences Corp.	65,065
9,400	@	Dell, Inc.	268,370
3,000		Electronic Data Systems Corp.	83,190
11,100	@	EMC Corp.	200,910
10,400		Hewlett-Packard Co.	464,048
5,300		International Business Machines Corp.	557,825
800	@	Lexmark International, Inc.	39,448
800	@	NCR Corp.	42,032
2,100	@	Network Appliance, Inc.	61,320
1,100	@	Sandisk Corp.	53,834
14,500	@	Sun Microsystems, Inc.	76,270

			2,367,768

Cosmetics/Personal Care: 1.3%
1,400		Avon Products, Inc.	51,450
2,300		Colgate-Palmolive Co.	149,155
800		Estee Lauder Cos., Inc.	36,408
12,600		Procter & Gamble Co.	770,994

			1,008,007

Distribution/Wholesale: 0.1%
600		WW Grainger, Inc.	55,830

			55,830

Diversified Financial Services: 5.5%
4,200		American Express Co.	256,956
1,300		Ameriprise Financial, Inc.	82,641
500		Bear Stearns Cos., Inc.	70,000
4,900		Charles Schwab Corp.	100,548
200		Chicago Mercantile Exchange Holdings, Inc.	106,872
1,100		CIT Group, Inc.	60,313
17,600		Citigroup, Inc.	902,704
2,700		Countrywide Financial Corp.	98,145
1,500	@	E*Trade Financial Corp.	33,135
3,300		Fannie Mae	215,589
900		Franklin Resources, Inc.	119,223
2,700		Freddie Mac	163,890
1,700		Goldman Sachs Group, Inc.	368,475
1,500		Janus Capital Group, Inc.	41,760
13,800		JP Morgan Chase & Co.	668,610
300		Legg Mason, Inc.	29,514
2,500		Lehman Brothers Holdings, Inc.	186,300

Shares			Value

3,800		Merrill Lynch & Co., Inc.	$317,604
4,100		Morgan Stanley	343,908
2,000		SLM Corp.	115,160
600		T. Rowe Price Group, Inc.	31,134

			4,312,481

Electric: 2.5%
2,900	@	AES Corp.	63,452
1,400		American Electric Power Co., Inc.	63,056
2,000		CMS Energy Corp.	34,400
1,200		Constellation Energy Group, Inc.	104,604
1,700		Dominion Resources, Inc.	146,727
2,100		DTE Energy Co.	101,262
2,400		Duke Energy Corp.	43,920
2,800		Edison International	157,136
1,800		Entergy Corp.	193,230
2,600		Exelon Corp.	188,760
2,700		FirstEnergy Corp.	174,771
2,900		FPL Group, Inc.	164,546
2,900		PG&E Corp.	131,370
800		PPL Corp.	37,432
1,700		Public Service Enterprise Group, Inc.	149,226
2,000		TECO Energy, Inc.	34,360
2,000		TXU Corp.	134,600

			1,922,852

Electrical Components & Equipment: 0.2%
2,800		Emerson Electric Co.	131,040

			131,040

Electronics: 0.3%
1,600	@	Agilent Technologies, Inc.	61,504
1,400		Tektronix, Inc.	47,236
2,000	@	Thermo Electron Corp.	103,440
500	@	Waters Corp.	29,680

			241,860

Engineering & Construction: 0.0%
300		Fluor Corp.	33,411

			33,411

Entertainment: 0.1%
1,200		International Game Technology	47,640

			47,640

Environmental Control: 0.2%
2,600	@	Allied Waste Industries, Inc.	34,996
3,100		Waste Management, Inc.	121,055

			156,051

Food: 1.2%
1,600		Campbell Soup Co.	62,096
800	@	Dean Foods Co.	25,496
2,700		General Mills, Inc.	157,734
700		Hershey Co.	35,434
3,500		HJ Heinz Co.	166,145
1,200		Kellogg Co.	62,148
4,335		Kraft Foods, Inc.	152,809
3,700		Kroger Co.	104,081
2,400		Safeway, Inc.	81,672
700		Supervalu, Inc.	32,424
800		Sysco Corp.	26,392
600		Whole Foods Market, Inc.	22,980

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Food (continued)
600		WM Wrigley Jr. Co.	$33,186

			962,597

Forest Products & Paper: 0.3%
3,100		International Paper Co.	121,055
700		Temple-Inland, Inc.	43,071
800		Weyerhaeuser Co.	63,144

			227,270

Gas: 0.2%
800		KeySpan Corp.	33,584
2,100		Sempra Energy	124,383

			157,967

Hand/Machine Tools: 0.2%
800		Black & Decker Corp.	70,648
800		Snap-On, Inc.	40,408
900		Stanley Works	54,630

			165,686

Healthcare—Products: 2.0%
3,000		Baxter International, Inc.	169,020
1,200		Becton Dickinson & Co.	89,400
1,200		Biomet, Inc.	54,864
5,400	@	Boston Scientific Corp.	82,836
700		CR Bard, Inc.	57,841
11,400		Johnson & Johnson	702,468
4,000		Medtronic, Inc.	207,440
1,100	@	St. Jude Medical, Inc.	45,639
1,300		Stryker Corp.	82,017
500	@	Varian Medical Systems, Inc.	21,255
1,000	@	Zimmer Holdings, Inc.	84,890

			1,597,670

Healthcare—Services: 0.9%
2,600		Aetna, Inc.	128,440
1,000	@	Coventry Health Care, Inc.	57,650
1,000	@	Humana, Inc.	60,910
400	@	Laboratory Corp. of America Holdings	31,304
5,300		UnitedHealth Group, Inc.	271,042
2,400	@	WellPoint, Inc.	191,592

			740,938

Home Builders: 0.2%
1,200		Centex Corp.	48,120
1,100		KB Home	43,307
700		Lennar Corp.	25,592

			117,019

Home Furnishings: 0.1%
400		Harman International Industries, Inc.	46,720
400		Whirlpool Corp.	44,480

			91,200

Household Products/Wares: 0.3%
600		Clorox Co.	37,260
2,700		Kimberly-Clark Corp.	180,603

			217,863

Housewares: 0.0%
1,300		Newell Rubbermaid, Inc.	38,259

			38,259

Shares			Value

Insurance: 3.9%
1,900	@@	ACE Ltd.	$118,788
2,200		Aflac, Inc.	113,080
2,700		Allstate Corp.	166,077
500		AMBAC Financial Group, Inc.	43,595
9,700		American International Group, Inc.	679,291
1,500		AON Corp.	63,915
800		Assurant, Inc.	47,136
2,800		Chubb Corp.	151,592
1,500		Cigna Corp.	78,330
3,100		Genworth Financial, Inc.	106,640
1,700		Hartford Financial Services Group, Inc.	167,467
1,300		Lincoln National Corp.	92,235
1,900		Loews Corp.	96,862
2,200		Marsh & McLennan Cos., Inc.	67,936
500		MBIA, Inc.	31,110
3,300		Metlife, Inc.	212,784
500		MGIC Investment Corp.	28,430
1,900		Principal Financial Group	110,751
4,700		Progressive Corp.	112,471
2,200		Prudential Financial, Inc.	213,906
600		Safeco Corp.	37,356
700		Torchmark Corp.	46,900
3,200		Travelers Cos., Inc.	171,200
1,200		UnumProvident Corp.	31,332
1,100	@@	XL Capital Ltd.	92,719

			3,081,903

Internet: 1.3%
1,400	@	Amazon.com, Inc.	95,774
5,100	@	eBay, Inc.	164,118
800	@	Google, Inc.	418,704
1,000	@	IAC/InterActiveCorp.	34,610
5,400	@	Symantec Corp.	109,080
1,500	@	VeriSign, Inc.	47,595
5,100	@	Yahoo!, Inc.	138,363

			1,008,244

Iron/Steel: 0.3%
400		Allegheny Technologies, Inc.	41,952
2,200		Nucor Corp.	129,030
700		United States Steel Corp.	76,125

			247,107

Leisure Time: 0.3%
2,100		Carnival Corp.	102,417
1,800		Harley-Davidson, Inc.	107,298

			209,715

Lodging: 0.2%
800		Harrah's Entertainment, Inc.	68,208
900		Hilton Hotels Corp.	30,123
1,100		Marriott International, Inc.	47,564
700		Starwood Hotels & Resorts Worldwide, Inc.	46,949

			192,844

Machinery—Construction & Mining: 0.3%
2,700		Caterpillar, Inc.	211,410
500	@	Terex Corp.	40,650

			252,060

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Machinery—Diversified: 0.4%
1,000		Cummins, Inc.	$101,210
1,200		Deere & Co.	144,888
700		Rockwell Automation, Inc.	48,608

			294,706

Media: 2.2%
3,800		CBS Corp.—Class B	126,616
2,200		Clear Channel Communications, Inc.	83,204
9,200	@	Comcast Corp. – Class A	258,704
5,000	@	DIRECTV Group, Inc.	115,550
1,500		Gannett Co., Inc.	82,425
2,200		McGraw-Hill Cos., Inc.	149,776
9,300		News Corp., Inc.—Class A	197,253
10,800		Time Warner, Inc.	227,232
2,800	@	Viacom—Class B	116,564
9,400		Walt Disney Co.	320,916

			1,678,240

Metal Fabricate/Hardware: 0.1%
400		Precision Castparts Corp.	48,544

			48,544

Mining: 0.4%
3,700		Alcoa, Inc.	149,961
1,703		Freeport-McMoRan Copper & Gold, Inc.	141,042
1,300		Newmont Mining Corp.	50,778

			341,781

Miscellaneous Manufacturing: 3.7%
2,900		3M Co.	251,691
1,300		Cooper Industries Ltd.	74,217
1,500		Danaher Corp.	113,250
2,300		Eastman Kodak Co.	64,009
1,600		Eaton Corp.	148,800
35,600		General Electric Co.	1,362,768
3,300		Honeywell International, Inc.	185,724
2,600		Illinois Tool Works, Inc.	140,894
1,500		ITT Corp.	102,420
700		Pall Corp.	32,193
1,100		Parker Hannifin Corp.	107,701
300		Textron, Inc.	33,033
7,900	@	Tyco International Ltd.	266,941

			2,883,641

Office/Business Equipment:: 0.1%
5,700	@	Xerox Corp.	105,336

			105,336

Oil & Gas: 6.0%
2,300		Anadarko Petroleum Corp.	119,577
1,000		Apache Corp.	81,590
1,900		Chesapeake Energy Corp.	65,740
8,800		Chevron Corp.	741,312
6,500		ConocoPhillips	510,250
1,800		Devon Energy Corp.	140,922
1,100		ENSCO International, Inc.	67,111
500		EOG Resources, Inc.	36,530
21,600		ExxonMobil Corp.	1,811,808
700		Hess Corp.	41,272
3,500		Marathon Oil Corp.	209,860
500		Murphy Oil Corp.	29,720
1,400	@, @@	Nabors Industries Ltd.	46,732

Shares			Value

700		Noble Corp.	$68,264
3,400		Occidental Petroleum Corp.	196,792
1,000		Sunoco, Inc.	79,680
1,300	@	Transocean, Inc.	137,774
2,500		Valero Energy Corp.	184,650
1,400		XTO Energy, Inc.	84,140

			4,653,724

Oil & Gas Services: 1.0%
1,300		Baker Hughes, Inc.	109,369
5,200		Halliburton Co.	179,400
1,100	@	National Oilwell Varco, Inc.	114,664
4,100		Schlumberger Ltd.	348,254
900	@	Weatherford International Ltd.	49,716

			801,403

Packaging & Containers: 0.2%
600		Ball Corp.	31,902
900		Bemis Co.	29,862
2,100	@	Pactiv Corp.	66,969
1,700		Sealed Air Corp.	52,734

			181,467

Pharmaceuticals: 3.7%
4,300		Abbott Laboratories	230,265
1,500		AmerisourceBergen Corp.	74,205
500	@	Barr Pharmaceuticals, Inc.	25,115
7,200		Bristol-Myers Squibb Co.	227,232
1,700		Cardinal Health, Inc.	120,088
3,600		Eli Lilly & Co.	201,168
820	@	Express Scripts, Inc.	41,008
1,800	@	Forest Laboratories, Inc.	82,170
3,600	@	Gilead Sciences, Inc.	139,572
1,600	@	King Pharmaceuticals, Inc.	32,736
1,300	@	Medco Health Solutions, Inc.	101,387
8,200		Merck & Co., Inc.	408,360
2,000		Mylan Laboratories	36,380
26,100		Pfizer, Inc.	667,377
6,100		Schering-Plough Corp.	185,684
1,000	@	Watson Pharmaceuticals, Inc.	32,530
4,800		Wyeth	275,232

			2,880,509

Pipelines: 0.3%
3,100		El Paso Corp.	53,413
800		Questar Corp.	42,280
3,400		Spectra Energy Corp.	88,264
2,400		Williams Cos., Inc.	75,888

			259,845

Real Estate Investment Trusts: 0.6%
500		Apartment Investment & Management Co.	25,210
830		Archstone-Smith Trust	49,061
700		Boston Properties, Inc.	71,491
500		Developers Diversified Realty Corp.	26,355
700		Equity Residential	31,941
1,800		Host Hotels & Resorts, Inc.	41,616
800		Kimco Realty Corp.	30,456
1,300		Prologis	73,970
800		Simon Property Group, Inc.	74,432
500		Vornado Realty Trust	54,920

			479,452

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Retail: 4.0%
500	@	Autozone, Inc.	$68,310
800	@	Bed Bath & Beyond, Inc.	28,792
2,300		Best Buy Co., Inc.	107,341
1,200	@	Big Lots, Inc.	35,304
2,200		Costco Wholesale Corp.	128,744
5,306		CVS Corp.	193,404
1,000		Darden Restaurants, Inc.	43,990
1,300		Dollar General Corp.	28,496
1,500		Family Dollar Stores, Inc.	51,480
3,300		Gap, Inc.	63,030
6,400		Home Depot, Inc.	251,840
1,200		JC Penney Co., Inc.	86,856
1,600	@	Kohl's Corp.	113,648
5,800		Lowe's Cos., Inc.	178,002
3,000		Macy's, Inc.	119,340
5,200		McDonald's Corp.	263,952
1,300		Nordstrom, Inc.	66,456
900	@	Office Depot, Inc.	27,270
1,300		RadioShack Corp.	43,082
400	@	Sears Holding Corp.	67,800
2,400		Staples, Inc.	56,952
3,100	@	Starbucks Corp.	81,344
3,000		Target Corp.	190,800
2,400		TJX Cos., Inc.	66,000
4,300		Walgreen Co.	187,222
8,400		Wal-Mart Stores, Inc.	404,124
1,300		Wendy's International, Inc.	47,775
2,800		Yum! Brands, Inc.	91,616

			3,092,970

Savings & Loans: 0.3%
2,600		Hudson City Bancorp., Inc.	31,772
1,500		Sovereign Bancorp., Inc.	31,710
4,000		Washington Mutual, Inc.	170,560

			234,042

Semiconductors: 1.9%
2,400	@	Advanced Micro Devices, Inc.	34,320
2,300		Altera Corp.	50,899
1,100		Analog Devices, Inc.	41,404
4,200		Applied Materials, Inc.	83,454
1,600	@	Broadcom Corp.	46,800
20,900		Intel Corp.	496,584
1,600		KLA-Tencor Corp.	87,920
1,400		Linear Technology Corp.	50,652
2,900	@	LSI Logic Corp.	21,779
1,400		Maxim Integrated Products	46,774
1,200	@	MEMC Electronic Materials, Inc.	73,344
3,100	@	Micron Technology, Inc.	38,843
1,400		National Semiconductor Corp.	39,578
1,400	@	Novellus Systems, Inc.	39,718
1,500	@	Nvidia Corp.	61,965
1,900	@	Teradyne, Inc.	33,402
4,800		Texas Instruments, Inc.	180,624
1,500		Xilinx, Inc.	40,155

			1,468,215

Software: 2.7%
2,800	@	Adobe Systems, Inc.	112,420
1,400	@	Autodesk, Inc.	65,912
2,800		Automatic Data Processing, Inc.	135,716
1,400	@	BMC Software, Inc.	42,420

Shares			Value

3,400		CA, Inc.	$87,822
1,500	@	Citrix Systems, Inc.	50,505
2,900	@	Compuware Corp.	34,394
1,300	@	Electronic Arts, Inc.	61,516
3,700		First Data Corp.	120,879
1,200	@	Fiserv, Inc.	68,160
2,400	@	Intuit, Inc.	72,192
29,800		Microsoft Corp.	878,206
4,200	@	Novell, Inc.	32,718
13,800	@	Oracle Corp.	271,998
1,700		Paychex, Inc.	66,504

			2,101,362

Telecommunications: 4.3%
1,400	@@	Allergan, Inc.	80,696
1,400		Alltel Corp.	94,570
22,220		AT&T, Inc.	922,130
2,400	@	Avaya, Inc.	40,416
1,400		CenturyTel, Inc.	68,670
22,800	@	Cisco Systems, Inc.	634,980
3,200		Citizens Communications Co.	48,864
6,800	@	Corning, Inc.	173,740
1,000		Embarq Corp.	63,370
2,500	@	Juniper Networks, Inc.	62,925
9,900		Motorola, Inc.	175,230
6,100		Qualcomm, Inc.	264,679
7,200	@	Qwest Communications International, Inc.	69,840
9,700		Sprint Nextel Corp.	200,887
2,900	@	Tellabs, Inc.	31,204
9,600		Verizon Communications, Inc.	395,232

			3,327,433

Toys/Games/Hobbies: 0.1%
1,500		Hasbro, Inc.	47,115
2,700		Mattel, Inc.	68,283

			115,398

Transportation: 1.1%
1,200		Burlington Northern Santa Fe Corp.	102,168
500		CH Robinson Worldwide, Inc.	26,260
2,100		CSX Corp.	94,668
1,600		FedEx Corp.	177,552
2,100		Norfolk Southern Corp.	110,397
1,200		Union Pacific Corp.	138,180
3,000		United Parcel Service, Inc.	219,000

			868,225

		Total Common Stock (Cost $53,156,951)	55,211,960

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.3%
Federal National Mortgage Corporation: 17.3%
$11,000,000	^	4.972%, due 11/15/13	7,897,648
7,820,000	^	4.984%, due 01/15/14	5,563,789

		Total U.S. Government Agency Obligations (Cost $13,647,269 )	13,461,437

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 11.2%
U.S. Treasury STRIP: 11.2%
$11,995,000	^	4.624%, due 11/15/13	$8,774,043

		Total U.S. Treasury Obligations (Cost $ 8,724,287 )	8,774,043

		Total Long-Term Investments (Cost $75,528,507)	77,447,440

Shares
SHORT-TERM INVESTMENTS: 0.9%
Mutual Fund: 0.6%
505,000	**	ING Institutional Prime Money Market Fund	505,000

		Total Mutual Fund (Cost $505,000)	505,000

Principal Amount

Repurchase Agreement: 0.3%
$205,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $205,091 to be received upon repurchase (Collateralized by $440,000 Resolution Funding Corporation, Discount Note, Market Value $209,708, due 01/15/21)		205,000

	Total Repurchase Agreement (Cost $205,000)		205,000

	Total Short-Term Investments (Cost $710,000)		710,000

	Total Investments in Securities (Cost $76,238,507)*	100.1%	$78,157,440
	Other Assets and Liabilities - Net	(0.1)	(99,138)

	Net Assets	100.0%	$78,058,302

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
*	Cost for federal income tax purposes is $76,814,888.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,584,799
Gross Unrealized Depreciation	(1,242,247)

Net Unrealized Appreciation	$1,342,552

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 64.1%
Advertising: 0.1%
3,900		Omnicom Group	$206,388

			206,388

Aerospace/Defense: 1.5%
4,800		Boeing Co.	461,568
3,700		General Dynamics Corp.	289,414
900		Goodrich Corp.	53,604
1,100		L-3 Communications Holdings, Inc.	107,129
3,000		Lockheed Martin Corp.	282,390
2,100		Northrop Grumman Corp.	163,527
4,800		Raytheon Co.	258,672
7,500		United Technologies Corp.	531,975

			2,148,279

Agriculture: 1.0%
13,800		Altria Group, Inc.	967,932
3,600		Archer-Daniels-Midland Co.	119,124
1,700		Reynolds American, Inc.	110,840
2,600		UST, Inc.	139,646

			1,337,542

Apparel: 0.3%
3,700	@	Coach, Inc.	175,343
3,100		Nike, Inc.	180,699
1,100		Polo Ralph Lauren Corp.	107,921

			463,963

Auto Manufacturers: 0.4%
18,100		Ford Motor Co.	170,502
3,600		General Motors Corp.	136,080
2,100		Paccar, Inc.	182,784

			489,366

Shares			Value
Auto Parts & Equipment: 0.2%
1,400	@	Goodyear Tire & Rubber Co.	$48,664
1,400		Johnson Controls, Inc.	162,078

			210,742

Banks: 4.0%
30,200		Bank of America Corp.	1,476,478
4,900	@	Bank of New York Co., Inc.	203,056
3,700		BB&T Corp.	150,516
2,500		Capital One Financial Corp.	196,100
2,300		Comerica, Inc.	136,781
1,000		Compass Bancshares, Inc.	68,980
2,500		Fifth Third Bancorp.	99,425
7,500		Huntington Bancshares, Inc.	170,550
4,800		Keycorp.	164,784
500		M&T Bank Corp.	53,450
1,500		Marshall & Ilsley Corp.	71,445
3,500		Mellon Financial Corp.	154,000
4,600		National City Corp.	153,272
800		Northern Trust Corp.	51,392
1,400		PNC Financial Services Group, Inc.	100,212
7,900		Regions Financial Corp.	261,490
2,300		State Street Corp.	157,320
1,800		SunTrust Banks, Inc.	154,332
7,500		US Bancorp.	247,125
14,000		Wachovia Corp.	717,500
23,700		Wells Fargo & Co.	833,529

			5,621,737

Beverages: 1.2%
3,900		Anheuser-Busch Cos., Inc.	203,424
12,400		Coca-Cola Co.	648,644
3,000		Pepsi Bottling Group, Inc.	101,040
11,300		PepsiCo, Inc.	732,805

			1,685,913

Biotechnology: 0.6%
7,100	@	Amgen, Inc.	392,559
2,600	@	Biogen Idec, Inc.	139,100
2,500	@	Celgene Corp.	143,325
1,900	@	Genzyme Corp.	122,360

			797,344

Building Materials: 0.2%
900		American Standard Cos., Inc.	53,082
6,000		Masco Corp.	170,820

			223,902

Chemicals: 1.1%
600		Air Products & Chemicals, Inc.	48,222
1,400		Ashland, Inc.	89,530
6,100		Dow Chemical Co.	269,742
1,300		Ecolab, Inc.	55,510
4,700		EI DuPont de Nemours & Co.	238,948
2,000		International Flavors & Fragrances, Inc.	104,280
3,800		Monsanto Co.	256,652
2,600		PPG Industries, Inc.	197,886
1,100		Praxair, Inc.	79,189
1,100		Sherwin-Williams Co.	73,117
3,300		Sigma-Aldrich Corp.	140,811

			1,553,887

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
Coal: 0.1%
1,100		Consol Energy, Inc.	$50,721
1,900		Peabody Energy Corp.	91,922

			142,643

Commercial Services: 0.5%
1,000	@	Apollo Group, Inc.	58,430
3,000	@	Convergys Corp.	72,720
1,100		Equifax, Inc.	48,862
2,400		McKesson Corp.	143,136
1,400		Moody’s Corp.	87,080
1,400		Robert Half International, Inc.	51,100
1,900		RR Donnelley & Sons Co.	82,669
4,500		Western Union Co.	93,735

			637,732

Computers: 2.9%
700	@	Affiliated Computer Services, Inc.	39,704
5,600	@	Apple, Inc.	683,424
700	@	Cognizant Technology Solutions Corp.	52,563
1,900	@	Computer Sciences Corp.	112,385
17,100	@	Dell, Inc.	488,205
4,900		Electronic Data Systems Corp.	135,877
15,600	@	EMC Corp.	282,360
17,600		Hewlett-Packard Co.	785,312
9,300		International Business Machines Corp.	978,825
1,100	@	Lexmark International, Inc.	54,241
1,500	@	NCR Corp.	78,810
3,600	@	Network Appliance, Inc.	105,120
1,900	@	Sandisk Corp.	92,986
24,100	@	Sun Microsystems, Inc.	126,766

			4,016,578

Cosmetics/Personal Care: 1.2%
2,400		Avon Products, Inc.	88,200
3,200		Colgate-Palmolive Co.	207,520
1,200		Estee Lauder Cos., Inc.	54,612
21,600		Procter & Gamble Co.	1,321,704

			1,672,036

Distribution/Wholesale: 0.1%
1,000		Genuine Parts Co.	49,600
800		WW Grainger, Inc.	74,440

			124,040

Diversified Financial Services: 5.3%
7,600		American Express Co.	464,968
1,800		Ameriprise Financial, Inc.	114,426
800		Bear Stearns Cos., Inc.	112,000
7,100		Charles Schwab Corp.	145,692
200		Chicago Mercantile Exchange Holdings, Inc.	106,872
1,900		CIT Group, Inc.	104,177
31,600		Citigroup, Inc.	1,620,764
4,500		Countrywide Financial Corp.	163,575
2,200	@	E*Trade Financial Corp.	48,598
5,700		Fannie Mae	372,381
1,200		Franklin Resources, Inc.	158,964
4,600		Freddie Mac	279,220
3,000		Goldman Sachs Group, Inc.	650,250
1,700		Janus Capital Group, Inc.	47,328
24,700		JP Morgan Chase & Co.	1,196,715
800		Legg Mason, Inc.	78,704

Shares			Value
4,000		Lehman Brothers Holdings, Inc.	$298,080
6,400		Merrill Lynch & Co., Inc.	534,912
7,400		Morgan Stanley	620,712
3,000		SLM Corp.	172,740
900		T. Rowe Price Group, Inc.	46,701

			7,337,779

Electric: 2.1%
3,100	@	AES Corp.	67,828
1,800		American Electric Power Co., Inc.	81,072
1,300		Constellation Energy Group, Inc.	113,321
2,000		Dominion Resources, Inc.	172,620
3,600		DTE Energy Co.	173,592
2,700		Duke Energy Corp.	49,410
4,400		Edison International	246,928
2,600		Entergy Corp.	279,110
4,500		Exelon Corp.	326,700
3,400		FirstEnergy Corp.	220,082
4,600		FPL Group, Inc.	261,004
3,800		PG&E Corp.	172,140
3,900		PPL Corp.	182,481
2,300		Public Service Enterprise Group, Inc.	201,894
5,200		TECO Energy, Inc.	89,336
3,000		TXU Corp.	201,900
2,300		Xcel Energy, Inc.	47,081

			2,886,499

Electrical Components & Equipment: 0.1%
4,200		Emerson Electric Co.	196,560

			196,560

Electronics: 0.3%
3,100	@	Agilent Technologies, Inc.	119,164
2,100		Tektronix, Inc.	70,854
2,900	@	Thermo Electron Corp.	149,988
800	@	Waters Corp.	47,488

			387,494

Engineering & Construction: 0.0%
500		Fluor Corp.	55,685

			55,685

Entertainment: 0.1%
2,600		International Game Technology	103,220

			103,220

Environmental Control: 0.2%
3,600	@	Allied Waste Industries, Inc.	48,456
4,800		Waste Management, Inc.	187,440

			235,896

Food: 1.1%
3,100		Campbell Soup Co.	120,311
1,600	@	Dean Foods Co.	50,992
4,500		General Mills, Inc.	262,890
1,000		Hershey Co.	50,620
5,000		HJ Heinz Co.	237,350
2,800		Kellogg Co.	145,012
6,500		Kraft Foods, Inc.	229,125
5,300		Kroger Co.	149,089
3,400		Safeway, Inc.	115,702
1,100		Supervalu, Inc.	50,952
1,400		Sysco Corp.	46,186
1,200		Whole Foods Market, Inc.	45,960
900		WM Wrigley Jr. Co.	49,779

			1,553,968

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
Forest Products & Paper: 0.2%
4,100		International Paper Co.	$160,105
800		Temple-Inland, Inc.	49,224
1,000		Weyerhaeuser Co.	78,930

			288,259

Gas: 0.1%
1,300		KeySpan Corp.	54,574
2,500		Sempra Energy	148,075

			202,649

Hand/Machine Tools: 0.2%
1,100		Black & Decker Corp.	97,141
1,200		Snap-On, Inc.	60,612
1,400		Stanley Works	84,980

			242,733

Healthcare — Products: 1.9%
4,700		Baxter International, Inc.	264,798
1,900		Becton Dickinson & Co.	141,550
1,800		Biomet, Inc.	82,296
7,100	@	Boston Scientific Corp.	108,914
900		CR Bard, Inc.	74,367
19,700		Johnson & Johnson	1,213,914
7,100		Medtronic, Inc.	368,206
1,600	@	St. Jude Medical, Inc.	66,384
1,700		Stryker Corp.	107,253
1,200	@	Varian Medical Systems, Inc.	51,012
1,600	@	Zimmer Holdings, Inc.	135,824

			2,614,518

Healthcare — Services: 0.8%
3,200		Aetna, Inc.	158,080
1,400	@	Coventry Health Care, Inc.	80,710
1,400	@	Humana, Inc.	85,274
9,000		UnitedHealth Group, Inc.	460,260
3,900	@	WellPoint, Inc.	311,337

			1,095,661

Home Builders: 0.1%
1,700		Centex Corp.	68,170
1,700		KB Home	66,929
1,200		Lennar Corp.	43,872

			178,971

Home Furnishings: 0.1%
500		Harman International Industries, Inc.	58,400
400		Whirlpool Corp.	44,480

			102,880

Household Products/Wares: 0.2%
4,300		Kimberly-Clark Corp.	287,627

			287,627

Housewares: 0.1%
2,900		Newell Rubbermaid, Inc.	85,347

			85,347

Insurance: 3.5%
3,100	@@	ACE Ltd.	193,812
3,200		Aflac, Inc.	164,480
5,400		Allstate Corp.	332,154
700		AMBAC Financial Group, Inc.	61,033
17,200		American International Group, Inc.	1,204,516

Shares			Value
2,400		AON Corp.	$102,264
1,400		Assurant, Inc.	82,488
4,100		Chubb Corp.	221,974
2,300		Cigna Corp.	120,106
4,100		Genworth Financial, Inc.	141,040
2,300		Hartford Financial Services Group, Inc.	226,573
2,000		Lincoln National Corp.	141,900
2,600		Loews Corp.	132,548
3,000		Marsh & McLennan Cos., Inc.	92,640
1,200		MBIA, Inc.	74,664
5,700		Metlife, Inc.	367,536
800		MGIC Investment Corp.	45,488
2,900		Principal Financial Group	169,041
5,800		Progressive Corp.	138,794
3,400		Prudential Financial, Inc.	330,582
900		Safeco Corp.	56,034
800		Torchmark Corp.	53,600
5,200		Travelers Cos., Inc.	278,200
2,000		UnumProvident Corp.	52,220
1,700	@@	XL Capital Ltd.	143,293

			4,926,980

Internet: 1.1%
2,100	@	Amazon.com, Inc.	143,661
7,100	@	eBay, Inc.	228,478
1,300	@	Google, Inc.	680,394
1,800	@	IAC/InterActiveCorp.	62,298
7,900	@	Symantec Corp.	159,580
2,200	@	VeriSign, Inc.	69,806
7,100	@	Yahoo!, Inc.	192,623

			1,536,840

Iron/Steel: 0.3%
700		Allegheny Technologies, Inc.	73,416
2,900		Nucor Corp.	170,085
1,000		United States Steel Corp.	108,750

			352,251

Leisure Time: 0.2%
3,800		Carnival Corp.	185,326
2,500		Harley-Davidson, Inc.	149,025

			334,351

Lodging: 0.2%
1,300		Harrah's Entertainment, Inc.	110,838
1,400		Hilton Hotels Corp.	46,858
1,000		Starwood Hotels & Resorts Worldwide, Inc.	67,070

			224,766

Machinery — Construction & Mining: 0.3%
4,300		Caterpillar, Inc.	336,690
700	@	Terex Corp.	56,910

			393,600

Machinery — Diversified: 0.3%
1,300		Cummins, Inc.	131,573
1,600		Deere & Co.	193,184
800		Rockwell Automation, Inc.	55,552

			380,309

Media: 1.7%
4,700		CBS Corp.—Class B	156,604
3,600		Clear Channel Communications, Inc.	136,152

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
Media (continued)
17,700	@	Comcast Corp. – Class A	$497,724
6,500	@	DIRECTV Group, Inc.	150,215
2,300		Gannett Co., Inc.	126,385
3,300		McGraw-Hill Cos., Inc.	224,664
18,400		News Corp., Inc.—Class A	390,264
21,000		Time Warner, Inc.	441,840
4,400	@	Viacom—Class B	183,172

			2,307,020

Metal Fabricate/Hardware: 0.0%
500		Precision Castparts Corp.	60,680

			60,680

Mining: 0.4%
5,600		Alcoa, Inc.	226,968
2,500		Freeport-McMoRan Copper & Gold, Inc.	207,050
2,200		Newmont Mining Corp.	85,932

			519,950

Miscellaneous Manufacturing: 3.3%
5,000		3M Co.	433,950
1,500		Cooper Industries Ltd.	85,635
1,300		Danaher Corp.	98,150
2,500		Eastman Kodak Co.	69,575
2,100		Eaton Corp.	195,300
62,100		General Electric Co.	2,377,188
5,200		Honeywell International, Inc.	292,656
3,100		Illinois Tool Works, Inc.	167,989
2,200		ITT Corp.	150,216
1,100		Pall Corp.	50,589
1,700		Parker Hannifin Corp.	166,447
500		Textron, Inc.	55,055
14,100	@	Tyco International Ltd.	476,439

			4,619,189

Office/Business Equipment: 0.1%
6,700	@	Xerox Corp.	123,816

			123,816

Oil & Gas: 5.7%
3,300		Anadarko Petroleum Corp.	171,567
1,800		Apache Corp.	146,862
1,900		Chesapeake Energy Corp.	65,740
15,700		Chevron Corp.	1,322,568
11,500		ConocoPhillips	902,750
2,400		Devon Energy Corp.	187,896
1,400		ENSCO International, Inc.	85,414
700		EOG Resources, Inc.	51,142
37,900		ExxonMobil Corp.	3,179,052
1,500		Hess Corp.	88,440
5,700		Marathon Oil Corp.	341,772
1,500		Murphy Oil Corp.	89,160
2,100	@, @@	Nabors Industries Ltd.	70,098
900		Noble Corp.	87,768
6,400		Occidental Petroleum Corp.	370,432
1,400		Sunoco, Inc.	111,552
1,900	@	Transocean, Inc.	201,362
4,000		Valero Energy Corp.	295,440
2,300		XTO Energy, Inc.	138,230

			7,907,245

Shares			Value
Oil & Gas Services: 0.9%
1,900		Baker Hughes, Inc.	$159,847
7,200		Halliburton Co.	248,400
1,400	@	National Oilwell Varco, Inc.	145,936
7,300		Schlumberger Ltd.	620,062
1,200	@	Weatherford International Ltd.	66,288

			1,240,533

Packaging & Containers: 0.2%
900		Ball Corp.	47,853
1,500		Bemis Co.	49,770
3,000	@	Pactiv Corp.	95,670
2,300		Sealed Air Corp.	71,346

			264,639

Pharmaceuticals: 3.5%
8,100		Abbott Laboratories	433,755
2,000		AmerisourceBergen Corp.	98,940
900	@	Barr Pharmaceuticals, Inc.	45,207
13,600		Bristol-Myers Squibb Co.	429,216
2,500		Cardinal Health, Inc.	176,600
5,300		Eli Lilly & Co.	296,164
1,800	@	Express Scripts, Inc.	90,018
3,100	@	Forest Laboratories, Inc.	141,515
6,100	@	Gilead Sciences, Inc.	236,497
3,600	@	King Pharmaceuticals, Inc.	73,656
1,900	@	Medco Health Solutions, Inc.	148,181
14,000		Merck & Co., Inc.	697,200
2,600		Mylan Laboratories	47,294
45,500		Pfizer, Inc.	1,163,435
10,000		Schering-Plough Corp.	304,400
1,600	@	Watson Pharmaceuticals, Inc.	52,048
8,500		Wyeth	487,390

			4,921,516

Pipelines: 0.3%
3,000		El Paso Corp.	51,690
1,700		Questar Corp.	89,845
4,300		Spectra Energy Corp.	111,628
4,600		Williams Cos., Inc.	145,452

			398,615

Real Estate Investment Trusts: 0.5%
1,600		Archstone-Smith Trust	94,576
900		Boston Properties, Inc.	91,917
1,200		Developers Diversified Realty Corp.	63,252
1,100		Equity Residential	50,193
3,000		Host Hotels & Resorts, Inc.	69,360
1,200		Kimco Realty Corp.	45,684
1,700		Prologis	96,730
1,700		Simon Property Group, Inc.	158,168
700		Vornado Realty Trust	76,888

			746,768

Retail: 3.6%
800	@	Autozone, Inc.	109,296
1,700	@	Bed Bath & Beyond, Inc.	61,183
3,000		Best Buy Co., Inc.	140,010
1,900	@	Big Lots, Inc.	55,898
4,500		Costco Wholesale Corp.	263,340
9,000		CVS Corp.	328,050
1,300		Darden Restaurants, Inc.	57,187
2,300		Dollar General Corp.	50,416
2,800		Family Dollar Stores, Inc.	96,096

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
Retail (continued)
5,100		Gap, Inc.	$97,410
10,700		Home Depot, Inc.	421,045
2,200		JC Penney Co., Inc.	159,236
2,200	@	Kohl's Corp.	156,266
9,100		Lowe's Cos., Inc.	279,279
3,500		Macy's, Inc.	139,230
9,000		McDonald's Corp.	456,840
1,800		Nordstrom, Inc.	92,016
1,500	@	Office Depot, Inc.	45,450
1,700		RadioShack Corp.	56,338
600	@	Sears Holding Corp.	101,700
3,800		Staples, Inc.	90,174
4,900	@	Starbucks Corp.	128,576
5,400		Target Corp.	343,440
4,000		TJX Cos., Inc.	110,000
6,200		Walgreen Co.	269,948
14,800		Wal-Mart Stores, Inc.	712,028
1,800		Wendy's International, Inc.	66,150
3,600		Yum! Brands, Inc.	117,792

			5,004,394

Savings & Loans: 0.2%
3,900		Hudson City Bancorp., Inc.	47,658
5,900		Washington Mutual, Inc.	251,576

			299,234

Semiconductors: 1.7%
3,600	@	Advanced Micro Devices, Inc.	51,480
3,800		Altera Corp.	84,094
1,400		Analog Devices, Inc.	52,696
7,000		Applied Materials, Inc.	139,090
2,600	@	Broadcom Corp.	76,050
37,000		Intel Corp.	879,120
2,300		KLA-Tencor Corp.	126,385
5,900	@	LSI Logic Corp.	44,309
1,900		Maxim Integrated Products	63,479
1,600	@	MEMC Electronic Materials, Inc.	97,792
4,000	@	Micron Technology, Inc.	50,120
3,100		National Semiconductor Corp.	87,637
1,800	@	Novellus Systems, Inc.	51,066
2,600	@	Nvidia Corp.	107,406
2,900	@	Teradyne, Inc.	50,982
7,900		Texas Instruments, Inc.	297,277
1,800		Xilinx, Inc.	48,186

			2,307,169

Software: 2.4%
3,800	@	Adobe Systems, Inc.	152,570
2,400	@	Autodesk, Inc.	112,992
3,800		Automatic Data Processing, Inc.	184,186
2,900	@	BMC Software, Inc.	87,870
5,600		CA, Inc.	144,648
1,700	@	Citrix Systems, Inc.	57,239
2,100	@	Electronic Arts, Inc.	99,372
5,400		First Data Corp.	176,418
1,600	@	Fiserv, Inc.	90,880
3,000	@	Intuit, Inc.	90,240
52,200		Microsoft Corp.	1,538,334
6,100	@	Novell, Inc.	47,519
24,800	@	Oracle Corp.	488,808
2,400		Paychex, Inc.	93,888

			3,364,964

Shares			Value
Telecommunications: 4.3%
1,800	@@	Allergan, Inc.	$103,752
2,200		Alltel Corp.	148,610
43,200		AT&T, Inc.	1,792,800
3,200	@	Avaya, Inc.	53,888
2,300		CenturyTel, Inc.	112,815
40,600	@	Cisco Systems, Inc.	1,130,710
5,200		Citizens Communications Co.	79,404
10,200	@	Corning, Inc.	260,610
1,600		Embarq Corp.	101,392
4,100	@	Juniper Networks, Inc.	103,197
15,500		Motorola, Inc.	274,350
11,500		Qualcomm, Inc.	498,985
13,700	@	Qwest Communications International, Inc.	132,890
19,200		Sprint Nextel Corp.	397,632
4,500	@	Tellabs, Inc.	48,420
18,500		Verizon Communications, Inc.	761,645

			6,001,100

Toys/Games/Hobbies: 0.1%
2,300		Hasbro, Inc.	72,243
4,400		Mattel, Inc.	111,276
			183,519
Transportation: 1.0%
2,100		Burlington Northern Santa Fe Corp.	178,794
900		CH Robinson Worldwide, Inc.	47,268
2,900		CSX Corp.	130,732
2,100		FedEx Corp.	233,037
3,000		Norfolk Southern Corp.	157,710
900		Ryder System, Inc.	48,420
1,800		Union Pacific Corp.	207,270
5,600		United Parcel Service, Inc.	408,800

			1,412,031

		Total Common Stock
		(Cost $ 89,542,678 )	89,019,317

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.7%
Federal National Mortgage Corporation: 25.7%
$20,000,000	^	6.210%, due 05/15/14	$13,953,300
31,500,000	Z	6.260%, due 07/05/14	21,786,471

		Total U.S. Government Agency Obligations (Cost $ 35,457,337 )	35,739,771

U.S. TREASURY OBLIGATIONS: 9.8%
U.S. Treasury STRIP: 9.8%
19,090,000	^	5.800%, due 05/15/14	13,588,797

		Total U.S. Treasury Obligations (Cost $ 13,522,676 )	13,588,797

		Total Long-Term Investments (Cost $138,522,691)	138,347,885

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 0.1%
Repurchase Agreement: 0.1%
$164,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $164,072 to be received upon repurchase (Collateralized by $355,000 Resolution Funding Corporation, Discount Note, Market Value $169,197, due 01/15/21)		$164,000

	Total Short-Term Investments (Cost $164,000)		164,000

	Total Investments in Securities (Cost $138,686,691)*	99.7%	$138,511,885
	Other Assets and Liabilities - Net	0.3	416,199

	Net Assets	100.0%	$138,928,084

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$997,820
Gross Unrealized Depreciation	(1,172,626)

Net Unrealized Depreciation	$(174,806)

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS FOR ING GET U.S. CORE PORTFOLIO

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) mandates that, when a series of ING Variable Insurance Trust (“IVIT”) enters into a new advisory or sub-advisory arrangement, the Board of Trustees (the “Board”) of IVIT, including a majority of the Trustees who have no direct or indirect interest in the Investment Management and Sub-Advisory Agreements governing those arrangements, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “IVIT Non-Interested Trustees”), must approve the new arrangement. Therefore, in order for a new series of IVIT to be launched, the Board must approve an Investment Management Agreement and Sub-Advisory Agreement for that series prior to the commencement of its operations.

At a meeting held on January 19, 2006, the Board considered the approval of new Management and Sub-Advisory Agreements for ING GET U.S. Core Portfolio – Series 14 (“GET U.S. Core Portfolio” or the “Portfolio”), a new series of IVIT with an Offering Period that ran from December 21, 2006 to June 20, 2007. GET U.S. Core Portfolio commenced its Offering Period on June 21, 2007.

After its deliberations, the Board voted to approve the Management and Sub-Advisory Agreements for GET U.S. Core Portfolio for an initial term that ends on November 30, 2007. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings with respect to ING Investments, LLC (“ING Investments”), GET U.S. Core Portfolio’s investment adviser, and ING Investment Management Co. (“ING IM”), its sub-adviser, as well as information prepared specifically in connection with the Board’s deliberations with respect to the approval of the advisory and sub-advisory arrangements for GET U.S. Core Portfolio. The Board’s determination took into account a number of factors that its members believed, in light of the legal advice furnished to them by Kirkpatrick & Lockhart Preston Gates Ellis LLP (formerly named Kirkpatrick & Lockhart Nicholson Graham LLP) (“K&LNG”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Portfolio’s Investment Management Agreement and Sub-Advisory Agreement were considered at the same Board meeting, the Trustees considered the Portfolio’s advisory and sub-advisory relationships separately.

Provided below is a discussion of certain factors the Board considered at the January 19, 2006 meeting in considering the new advisory and sub-advisory arrangements for GET U.S. Core Portfolio. While the Board gave its attention to the information furnished, at its request, that was most relevant to its deliberations, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to approve the Investment Management and Sub-Advisory Agreements for GET U.S. Core Portfolio’s initial term ending November 30, 2007. Each Trustee may have accorded different weight to the various factors in reaching his or her conclusions with respect to GET U.S. Core Portfolio’s advisory and sub-advisory arrangements.

Overview of the Contract Approval Process

In 2003, the Board determined to undertake steps to further enhance the process under which the Board determines whether to approve new advisory and sub-advisory arrangements. Among the measures the Board implemented was to retain the services of an independent consultant with experience in the mutual fund industry to assist the IVIT Non-Interested Trustees in working with the personnel employed by ING Investments, or its affiliates who administer GET U.S. Core Portfolio (“Management”), to identify the types of information presented to the Trustees when considering advisory and sub-advisory relationships and to establish the format in which the information requested by the Board in this context is provided to the Board. The end result was the implementation of the current process relied upon by the Board to analyze information in connection with its review and approval of new advisory and sub-advisory relationships.

Since this process was implemented, the Board has continuously reviewed and refined the process. In addition, the Board established a Contracts Committee and two Investment Review Committees, including the International/Balance/Fixed Income Fund Investment Review Committee (formerly named the International Equity and Fixed Income Fund Investment Review Committee) (the “IE & FI IRC”). The type and format of the information provided to the Board or its counsel to inform deliberations with respect to Investment Management and Sub-Advisory Agreements has been codified in the ING Funds 15(c) Methodology Guide (the “Methodology Guide”). The Methodology Guide was developed under the direction of the Board, and sets out a written blueprint under which

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

the Board requests certain information necessary to facilitate a thorough and informed review in connection with deliberations regarding advisory and sub-advisory relationships. Management provides certain Portfolio-specific information to the Board based on the Methodology Guide through “Fund Analysis and Comparison Tables” or “FACT” sheets prior to the Board’s review of new Investment Management and Sub-Advisory Agreements.

On its own and as part of a regular on-going process, the Board’s Contracts Committee recommends or considers recommendations from Management for refinements and other changes to the Methodology Guide. The Investment Review Committees, including the IE & FI IRC, also meet regularly with ING Investments and ING IM. The Board employed its process for reviewing contracts when considering whether to approve the Portfolio’s Investment Management and Sub-Advisory Agreements.

Nature, Extent and Quality of Service

In determining whether to approve GET U.S. Core Portfolio’s Investment Management and Sub-Advisory Agreements for its initial term ending November 30, 2007, the Board received and evaluated such information as it deemed necessary regarding the nature, extent and quality of services to be provided to the Portfolio by ING Investments and ING IM. This included information about ING Investments and ING IM provided throughout the year at regular Board meetings in the context of their services to other Funds in the ING Funds complex, as well as information furnished for the January 19, 2006 meeting.

The materials requested by and provided to the Board and/or its legal counsel prior to the January 19, 2006 meeting included the following items: (1) FACT sheets for GET U.S. Core Portfolio that provide information about the proposed expenses of the Portfolio and other, similarly managed funds in a selected peer group (“Selected Peer Group”), as well as information about the Portfolio’s proposed objective and strategies; (2) responses to a detailed series of questions from K&LNG, legal counsel to the IVIT Non-Interested Trustees; (3) copies of the forms of proposed Investment Management Agreement and Sub-Advisory Agreement; (4) drafts of a narrative summary addressing key factors the Board could consider in determining whether to approve the new Investment Management and Sub-Advisory Agreements; and (5) other information relevant to the Board’s evaluations.

In arriving at its conclusions with respect to the advisory arrangements with ING Investments, the Board was mindful of the “manager-of-managers” platform of the ING Funds. The Board considered the techniques that ING Investments developed, in response to the direction of the Board, to screen and perform due diligence on sub-advisers that are recommended to the Board to manage the Funds in the ING Funds complex.

The Board reviewed the level of staffing, quality and experience of GET U.S. Core Portfolio’s proposed portfolio management team. The Board took into account the respective resources and reputations of ING Investments and ING IM, and evaluated the ability of ING Investments and ING IM to attract and retain qualified investment advisory personnel.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services to be provided by ING Investments and ING IM would be appropriate in light of GET U.S. Core Portfolio’s anticipated operations, the competitive landscape of the investment company business, and investor needs, and that the nature and quality of the overall services provided by ING Investments and ING IM would be appropriate.

Economies of Scale

In considering the reasonableness of the proposed advisory fees, the Board considered whether economies of scale will be realized by ING Investments as the Portfolio grows larger and the extent to which this is reflected in the level of management fee rate to be charged. As GET U.S. Core Portfolio does not have breakpoint discounts on advisory fees, but does benefit from limits on expenses, the Board also considered the extent to which economies of scale could effectively be realized through such expense reductions.

Fee Rate and Profitability

The Board reviewed and considered the Portfolio’s proposed contractual investment advisory fee rate, combined with the administrative fee rate, payable to ING Investments. The Board also considered the proposed contractual sub-advisory fee rate payable by ING Investments to ING IM for sub-advisory services.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

The Board considered GET U.S. Core Portfolio’s fee structure as it relates to the services to be provided under the proposed Agreements, and the potential fall-out benefits to the ING Investments and ING IM, and their respective affiliates, from their association with GET U.S. Core Portfolio. The Board determined that the fees payable to ING Investments and ING IM are reasonable for their services to the Portfolio, which were considered in light of the nature and quality of the services that each is expected to perform through the initial term ending November 30, 2007.

For each Portfolio, the Board considered information on estimated revenues, costs and profits for ING Investments projected for the first two years of the Portfolio’s operations. In analyzing the projected profitability of ING Investments in connection with its services to a Portfolio, the Board took into account the sub-advisory fee rate payable by the ING Investments to ING IM. The Board also considered information that it requested and was provided by Management with respect to the profitability of service providers affiliated with ING Investments.

The Board determined that it had requested and received sufficient information to gain a reasonable understanding regarding ING Investments’ profitability. The Board also recognized that profitability analysis is not an exact science and there is no uniform methodology for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolio’s operations may not be fully reflected in the expenses allocated to the Portfolio in determining profitability, and that the information presented may not portray all of the costs borne by Management nor capture Management’s entrepreneurial risk associated with offering and managing a mutual fund complex in today’s regulatory environment.

Based on the information on revenues, costs, and ING Investments’ profitability considered by the Board, after considering the factors described in this section the Board concluded that the profits, if any, to be realized by ING Investments would not be excessive.

Other Factors Considered

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at its January 19, 2006 meeting in relation to approving the Investment Management and Sub-Advisory Agreements for GET U.S. Core Portfolio’s initial term ending November 30, 2007. These specific factors are in addition to those considerations discussed above. The Portfolio’s proposed management fee and estimated expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.

In determining whether to approve the Investment Management and Sub-Advisory Agreements for GET U.S. Core Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether each Agreement, and the proposed policies and procedures for GET U.S. Core Portfolio, should be approved. The materials provided to the Board and/or its legal counsel in support of the proposed advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of GET U.S. Core Portfolio that discusses, among other things, the performance of ING IM in managing similar GET portfolios, with such performance being compared against the Portfolio’s Morningstar Category average and proposed primary benchmark; (2) information about GET U.S. Core Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare its performance against that of the Portfolio’s Selected Peer Group and its Morningstar category median; (4) responses from ING Investments and ING IM to questions posed by K&LNG, independent legal counsel, on behalf of the IVIT Non-Interested Trustees; (5) supporting documentation, including copies of the forms of Investment Management and Sub-Advisory Agreements for GET U.S. Core Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by ING Investments in the context of ING Investments’ oversight of other sub-advisers managing Funds in the ING Funds complex, and by ING IM in connection with its management of other Funds in the complex, including other GET products.

At the January 19, 2006 meeting, the Board considered that GET U.S. Core Portfolio would be subject to the standard policies and procedures of IVIT previously approved by the Board for other Series of IVIT and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing GET U.S. Core Portfolio, ING

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Investments and ING IM each would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other Funds.

The Board’s consideration of whether to approve the Investment Management Agreement with ING Investments on behalf of GET U.S. Core Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by ING Investments to GET U.S. Core Portfolio under the proposed Investment Management Agreement; (2) ING Investments’ experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex, including its oversight of ING IM in managing other GET Fund offerings; (3) ING Investments’ strength and reputation within the industry; (4) the fairness of the compensation under the proposed Investment Management Agreement in light of the services to be provided to GET U.S. Core Portfolio and taking into account the sub-advisory fees payable by ING Investments to ING IM; (5) the fairness of ING Investments’ compensation under an Investment Management Agreement with level fees that does not include breakpoints; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of GET U.S. Core Portfolio as compared to other similarly-managed funds in its Selected Peer Group, including Management’s analysis that: (a) the proposed management fee (inclusive of a 0.055% administration fee) is above the median and average management fees of the funds in the Portfolio’s Selected Peer Group; and (b) the estimated expense ratio for GET U.S. Core Portfolio is equal to the median and above the average expense ratios of the funds in the Portfolio’s Selected Peer Group; (7) the projected profitability of ING Investments when sub-advisory fees payable by ING Investments to ING IM are taken into account; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, including its management team’s expertise in the management of other Funds in the ING Funds complex; (9) ING Investments’ compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (10) the information that had been provided by ING Investments at regular Board meetings, and in anticipation of the January meeting, with respect to its capabilities as a manager-of-managers; and (11) “fall-out” benefits to ING Investments and its affiliates that were anticipated to arise from ING Investments’ management of GET U.S. Core Portfolio.

In reviewing the proposed Sub-Advisory Agreement with ING IM, the Board considered a number of factors, including, but not limited to, the following: (1) ING Investments’ view of ING IM’s capabilities in managing in the strategy to be employed by GET U.S. Core Portfolio; (2) ING IM’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by ING IM under the proposed Sub-Advisory Agreement; (4) the performance of other GET Series, compared to the Portfolio’s Morningstar Category average, Morningstar Category median, its proposed primary benchmark and the performance of the funds in GET U.S. Core Portfolio’s Selected Peer Group; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up; (6) the fairness of the compensation under the proposed Sub-Advisory Agreement in light of the services to be provided by and the projected profitability of ING IM as GET U.S. Core Portfolio’s sub-adviser; (7) the costs for the services to be provided by ING IM, including that it would charge a level fee with no breakpoints; (8) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other Funds in the ING Funds complex; (9) ING IM’s financial condition; (10) the appropriateness of the selection of ING IM in light of GET U.S. Core Portfolio’s proposed investment objective and prospective investor base; and (11) ING IM’s Code of Ethics, which has previously been approved for other ING Funds, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) GET U.S. Core Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) GET U.S. Core Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by ING Investments to ING IM is reasonable in the context of all factors considered by the Board; and (4) each of ING Investments and ING IM maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program. Based on these conclusions and other factors, the Board voted to approve the Investment Management and Sub-Advisory Agreements for GET U.S. Core Portfolio. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

P.O. Box 219368

Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UGCORE	(0607-082307)

ITEM 2.          CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.          SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.          PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)           Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)           There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)       The Code of Ethics is not required for the semi-annual filing.

(a)(2)       A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)       Not required for semi-annual filing.

(b)           The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 5, 2007